PIMCO Funds Annual Report


                            [ART WORK APPEARS HERE]

There's more to diversification than just stocks and bonds. A portfolio that covers the spectrum of investment sectors and styles can provide maximum diversification protection. Story on page 4.


June 30, 1997
Multi-Manager Series


Equity Income

Renaissance

Value

Capital Appreciation

Growth

Mid Cap Growth

Target

Small Cap Value

Opportunity

International Developed

International

Emerging Markets

Innovation

Precious Metals

Balanced

Tax Exempt


Inside this report:

--------------------------------------------------------------------------------
Page 2      Letter From PIMCO Funds' President

Where We've Been and What's Ahead

--------------------------------------------------------------------------------
Page 4      Today's Investor

Does Your Portfolio Cover the Spectrum?

--------------------------------------------------------------------------------
Page 6      Fund Spotlight

PIMCO Opportunity Fund

--------------------------------------------------------------------------------
Page 7      In The News

Recent News on PIMCO Funds

--------------------------------------------------------------------------------
Page 9      Overview: Comprehensive Fund Family

--------------------------------------------------------------------------------
Page 10     PIMCO Funds Financial Information


                                                                       P I M C O
                                                                           FUNDS

President's
Letter


Dear Fellow Shareholder:


Both the stock and bond markets continue to surprise many financial experts by posting strong results. For the one-year period ended June 30, 1997, the stock market, as measured by the Standard & Poor's 500 Index of stocks, rose 34.7%. The overall bond market, as measured by the Lehman Aggregate Bond Index, posted an 8.2% return.

Volatility Continues While the financial markets posted gains over the last year, it was anything but a smooth ride. Stock and bond prices often fluctuated broadly, as investors focused on the latest news regarding economic growth, inflation, interest rates and corporate earnings.

Earlier in the year it appeared the financial markets' good fortunes could be coming to an end. Market gyrations peaked from mid-March to early May 1997, as both stocks and bonds experienced sharp losses, followed immediately by strong gains. As such, investors who resisted the urge to react to short-term events were rewarded for their patience. In fact, practically every sector of the stock and bond markets posted gains during the second quarter of 1997.

Looking Ahead As I write this letter, there are positive signs for continued market strength. These include the balanced budget accord, potential tax cuts, slow but steady economic growth and few signs of increased inflation. Yet, concerns do exist. The bull market in stocks is nearing an unprecedented seventh year. Federal Reserve Chairman Alan Greenspan has expressed concerns regarding soaring stock prices.

No matter what the next short-term move in the market is, it is important for investors to maintain a longer-term perspective with regard to their financial holdings. More than ever, we urge shareholders to have realistic expectations for investment performance, especially in the stock market. The article on page four provides a number of strategies to consider with your financial advisor given the current market conditions.

A Stronger Fund Family One final note--in January, 1997, the PIMCO Advisors Funds consolidated with the institutional PIMCO Funds family. We are now one of the largest fund families in the U.S., with over $27 billion in assets under management, and we offer twenty-six mutual funds to help meet your financial needs.

With the consolidation, we have two separate prospectuses and shareholder reports for the retail classes of the PIMCO Funds family, one for primarily all of the stock funds (PIMCO Funds: Multi-Manager Series), and the second for primarily all of the bond funds (PIMCO Funds: Pacific Investment Management Series). Shareholders of the Multi-Manager Series will receive reports for fiscal periods ending June 30 and December 31. Shareholders of the Pacific Investment Management Series will receive reports for fiscal periods ending March 31 and September 30.

We appreciate the trust you have placed in us, and we will continue to work hard to help you meet your financial objectives in the future.

Sincerely,


/s/ Stephen J. Treadway

Stephen J. Treadway

President

July 10, 1997

----
 2
----

Market
Review


The Stock Market

The Bull Market Rolls On


Stocks fought off a near-correction earlier in the year to continue their record pace.

                           [LINE GRAPH APPEARS HERE]

                                    657.44
                                    646.19
                                    638.73
                                    635.9
                                    662.49
                                    662.1
                                    665.21
                                    667.03
                                    651.99
                                    655.68
                                    680.54
                                    687.02
                                    686.19
                                    701.46
                                    700.66
                                    710.82
                                    700.92
                                    703.77
                                    730.82
                                    737.62
                                    748.73
                                    757.02
                                    739.6
                                    728.64
                                    748.87
                                    756.79
                                    748.03
                                    759.5
                                    776.17
                                    770.52
                                    786.16
                                    789.56
                                    808.48
                                    801.77
                                    790.82
                                    804.97
                                    793.17
                                    784.1
                                    773.88
                                    757.9
                                    737.65
                                    766.34
                                    765.37
                                    812.97
                                    824.78
                                    829.75
                                    847.03
                                    848.28
                                    858.01
                                    893.27
                                    898.7
                                    887.3

As 1997 began, investors flocked to large-capitalization stocks, and the S&P 500 Index surged ahead nearly 9% by the middle of February. While the large-cap gain was impressive, most other sectors of the stock market did not fare as well-most notably small-cap and many technology stocks.

       But, in mid-March, it appeared the bull market would finally come to a close. Stock prices fell, as signs of strong economic growth led to fears of rising inflation and interest rates. These increases typically hurt stock prices, as they can ultimately take a toll on corporate profits. While all sectors of the stock market fell, small-cap, mid-cap and technology issues felt the brunt of the decline.

       Then, just as investors were bracing themselves for further adversity, the stock market displayed amazing resiliency. By the end of June 1997 virtually every sector of the stock market had rebounded--in many cases dramatically so. Year-to-date through June 30, 1997, the S&P 500 Index was up nearly 21%. And small-cap stocks, which had posted negative returns during the first three months of the year, surged ahead 16% during the second quarter. International stocks have also turned in strong results, led by emerging market stocks, which have posted a 16% return during the first half of the year.

       Looking ahead, we are cautiously optimistic about the prospects for the stock market. The optimism lies in the fact that the current environment is positive, and corporate profits are healthy. However, if inflation and interest rates move upwards, we could see an acceleration in market volatility. Given this scenario, it's important for investors to maintain a long-term outlook and ensure that their portfolios are adequately diversified.


The Bond Market

A Reversal of Fortune?

Interest rates fell after surging earlier in the year--benefiting bond investors.

                           [LINE GRAPH APPEARS HERE]

                                     7.194
                                     7.032
                                     6.976
                                     7.01
                                     6.745
                                     6.692
                                     6.77
                                     6.957
                                     7.12
                                     7.112
                                     6.95
                                     7.045
                                     6.91
                                     6.743
                                     6.847
                                     6.803
                                     6.817
                                     6.681
                                     6.508
                                     6.459
                                     6.438
                                     6.352
                                     6.513
                                     6.574
                                     6.608
                                     6.564
                                     6.734
                                     6.848
                                     6.825
                                     6.893
                                     6.792
                                     6.706
                                     6.527
                                     6.645
                                     6.805
                                     6.816
                                     6.944
                                     6.971
                                     7.09
                                     7.126
                                     7.169
                                     7.056
                                     7.145
                                     6.877
                                     6.893
                                     6.9
                                     6.989
                                     6.908
                                     6.776
                                     6.726
                                     6.663
                                     6.744

Over the last year the bond market has seen its share of ups and downs. Investors have spent a great deal of time and energy attempting to determine the direction of the economy and inflation. As a result, short-term news often led to heightened interest rate volatility.

       This calendar year initially looked a lot like the start of 1996, as it began with a promising outlook for the economy and interest rates. However, in a repeat performance, the bond market retreated when it appeared that economic growth was accelerating. Interest rates moved steadily upward from late February through April, 1997, as a result of stronger-than-expected economic growth.

       In an attempt to cool off the economy and make a preemptive strike against inflation, the Federal Reserve Board raised interest rates 1/4 of a percentage point in March. This caused long-term interest rates to surge above 7.1% by the end of the first quarter. Since that time, there have been increasing signs of slower economic growth, as evidenced by the Federal Reserve's decision not to raise interest rates again in early July. As a result, the bond market has rallied sharply.

       Through the first half of 1997, the best performing sectors of the bond market were also last year's winners-high yield and currency-hedged foreign bonds-in particular emerging market bonds. Mortgage-backed bonds have also fared well, as yields remained in a limited range, lowering the potential of mortgage prepayments.

       Despite this year's volatility, we feel the prospects for the bond market are bright. With an economic slowdown and stagnant inflation, the gradual decline in interest rates should continue. By the end of the year or in early 1998 we feel the yield on long-term Treasury bonds could fall as low as 6%.


                                                                            ----
                                                                             3
                                                                            ----

Today's
Investor


Does Your Stock Portfolio Cover the Spectrum?

Protect Your Profits Through Proper Diversification


                            [ARTWORK APPEARS HERE]

As the current bull market in stocks nears an unprecedented seventh year, it seems that the party will never end. And the market's run makes it tempting to concentrate your assets on today's hottest performers. But, like death and taxes, stock market corrections are inevitable. To help protect profits you should first make sure your portfolio is adequately allocated between stocks and bonds. Second, take steps to diversify your stock portfolio among various sectors and styles.

The Importance of Diversification
You may think you have a diversified stock portfolio if you own one or two mutual funds. However, a portfolio that consists of only a few similar funds could feel the brunt of the decline during a correction. That's because many funds are sector- and style-specific, meaning that they only invest in particular industries or types of companies, and adhere to a particular investment style. Therefore, there could be considerable overlapping among your stock fund investments.

       A truly diversified stock portfolio should contain investments covering a variety of sectors and styles. This kind of asset allocation will offer more diversification protection, as sectors and styles often fare differently in various market conditions.

       Just how important is diversification and asset allocation in determining investment performance? A groundbreaking study showed that diversification and prudent asset allocation accounts for over 90 percent of portfolio return.

A Wide Array of Sectors

When it comes to diversifying your portfolio, there are thousands of funds-specializing in every conceivable sector. Some funds invest only in stocks of certain-sized companies, such as large-caps (stocks of larger-capitalized companies), mid-caps or small-caps. There are also mutual funds that invest in the stocks of foreign countries. "International developed" funds invest in those foreign countries with more developed, or mature, stock markets, such as Japan, Germany and the U.K. "Emerging market" funds invest in countries that have not reached their full economic potential, such as Hungary, Poland and China.

Investment Style

Another factor to consider when choosing a fund is its investment style--the process guiding a fund manager's stock selections. No single investment style consistently outperforms another, so diversifying your funds according to style is another way to protect your portfolio.

       Style diversification in a portfolio is important for a couple of reasons. First, the differences in returns between styles can be great when one style is in favor over another. And second, combining styles within a portfolio reduces the dominance of any one style, potentially lowering a portfolio's overall volatility.

       Three basic investment styles are value, growth and blended. Value funds invest in companies whose stock price appears undervalued based on their assets or business prospects, compared to other firms in the market. Growth funds invest in companies that are expected to have above-average increases in revenues and earnings. Blended funds use a combined growth and value approach.

No Investment Category Consistently Outperforms
Different types of investments seldom perform in lockstep with each other. For example, foreign markets may perform well when the U.S. market is weak.
In 1994, the international emerging market was up


Importance of Asset Allocation/1/
Impact of various investment decisions on portfolio return.

                           [PIE CHART APPEARS HERE]

Market timing                             1.8%
Other                                     2.1%
Security selection                        4.6%
Asset allocation                         91.5%

A Look at Potential Risk and Reward by Sector/2/
Risks and Rewards of Various Sectors Can Be Dramatic

Less Risk/Reward                                            Greater Risk/Reward
                    [LEFT TO RIGHT SHADED BAR APPEARS HERE]

----
 4
----

71.3%, while the U.S. large-cap growth market was up only 2.9%. Then, in 1995, the U.S. large-cap growth market rose 37.2%, while the international emerging market fell 6.9%.

Investment Performance for Stock Styles and Sectors Varies Dramatically From Year-to-Year/3/

                                                     International International
       Large-Cap   Large-Cap  Small-Cap  Small-Cap   Developed     Emerging
       Growth      Value      Growth     Value       Market        Market
--------------------------------------------------------------------------------
1996    23.1%       21.6%      11.3%      21.4%        6.1%            3.9%
--------------------------------------------------------------------------------
1995    37.2%       38.4%      31.0%      25.8%       11.2%           -6.9%
--------------------------------------------------------------------------------
1994     2.7%       -2.0%      -2.4%      -1.3%        7.8%           -8.7%
--------------------------------------------------------------------------------
1993     2.9%       18.1%      13.4%      23.8%       32.6%           71.3%
--------------------------------------------------------------------------------
1992     5.0%       13.8%       7.8%      29.1%      -12.2%            9.1%
--------------------------------------------------------------------------------
1991    41.2%       24.6%      51.2%      41.7%       12.1%           56.0%
--------------------------------------------------------------------------------
1990    -0.3%       -8.1%     -17.4%     -21.8%      -23.5%          -13.8%
--------------------------------------------------------------------------------

To further illustrate the performance differences that can occur between sectors or styles, look at the these graphs. Each chart shows the relative performance of one sector or style compared to another.

Longer-term Sector and Style Trends are Difficult to Predict/4/
Performance of one investment category relative to another, with zero (0) representing identical performance (1980-1996)

                 Large-Cap Stocks Relative to Small-Cap Stocks

                                    -19.84
                                    -15.22
                                    -12.19
                                    -41.63
                                    -42.53
                                    -43.14
                                    -30.45
                                    -16.79
                                     -2.74
                                      4.94
                                      4.53
                                      6.68
                                      4.32
                                      8.79
                                      7.49
                                     11.94
                                     14.31
                                     17.25
                                     15.32
                                     12.73
                                     15.24
                                      8.12
                                      8.68
                                     -0.73
                                      0.4
                                    -10.66
                                    -21.81
                                    -18.54
                                    -34.98
                                    -45.77
                                    -39.94
                                    -31.9
                                    -26.06
                                     -4.57
                                     -0.59
                                      2.39
                                     12.03
                                     19.16
                                     18.1
                                     17.89
                                     23.76
                                     23.75
                                     25.86
                                     21.07
                                     22.48
                                     18.23
                                     22.9
                                     22.1
                                     14.47
                                      9.18
                                      9.65
                                      9.91
                                     12.69
                                     14.94
                                      5.17
                                      7.76
                                      9.07
                                      6.25
                                      2.35
                                      1.21
                                      6.18
                                      9.15
                                      7.32
                                      0.18
                                      0.06
                                      1
                                     11.65
                                     17.74
                                     11.73
                                     12.1
                                     15.09
                                     14.89
                                     19.49
                                     12.71
                                     11.26
                                     17.94
                                     17.16
                                     18.89
                                     17.41
                                     11.83
                                     12.45
                                     23.05
                                     17.06
                                     15.72
                                     15.88
                                     16.68
                                      9.19
                                      6.3
                                      8.36
                                      3.98
                                      2.91
                                      2.24
                                      3.71
                                     -8.38
                                     -3.49
                                     -3.56
                                     -2.98
                                     -1.02
                                      7.96
                                      9.96
                                      4.46
                                     10.26
                                     14.25
                                     13.44
                                      9.32
                                      7.56
                                      6.13
                                     11.3
                                     11.03
                                     11.8
                                     10.24
                                      9.85
                                     11.98
                                      7.68
                                      7.33
                                     12.61
                                     16.94
                                     18.87
                                     16.76
                                     14.25
                                      7.65
                                      6.46
                                      3.64
                                      4.83
                                      3.19
                                      6.83
                                      2.66
                                     -7.56
                                    -19.49
                                    -33
                                    -24.17
                                    -20.62
                                    -26.36
                                    -19.16
                                     -7.93
                                      0.54
                                      1.92
                                      5.01
                                      5.75
                                      9.4
                                     11.22
                                     10.29
                                      3.49
                                     -0.1
                                      9.36
                                     15.94
                                     12.21
                                      3.32
                                     -0.93
                                     -6.87
                                     -9.28
                                    -13.42
                                    -16.21
                                    -12.81
                                     -1.99
                                     -3.39
                                     -2.12
                                    -12.7
                                     -9.31
                                     -9.2
                                     -1.4
                                      0.45
                                      3.87
                                      1.67
                                      2.78
                                      4.84
                                      1.99
                                      3.73
                                      7.47
                                      9.54
                                      8.3
                                      8.69
                                      7.42
                                      0.22
                                     -7.64
                                     -4.64
                                      1.52
                                      5.75
                                      5.71
                                      6.41
                                      5.92
                                      2.1
                                      0.62
                                     -9.23
                                    -16.21
                                     -0.52
                                     13.48
                                      9.34
                                      7.66
                                     10.67
                                     16.23
                                     11.74


                    Growth Stocks Relative to Value Stocks

                                     15.15
                                      3.39
                                      2.55
                                      4.41
                                      1.4
                                      3.96
                                     -2.19
                                     -3.66
                                     -6.15
                                    -10.79
                                     -9.77
                                    -14.19
                                    -12.53
                                     -6.85
                                     -8.53
                                     -9.41
                                     -5.2
                                     -7.03
                                     -4.06
                                     -4.04
                                     -5.03
                                     -1.49
                                     -5.13
                                      0.59
                                      0.42
                                     -1.6
                                      4.39
                                      6.5
                                      1.33
                                      3.7
                                      9.12
                                      1.18
                                     -0.33
                                     -2.08
                                     -7.18
                                    -12.77
                                    -12.33
                                    -17.73
                                    -20.18
                                    -18.01
                                    -15.27
                                    -14.08
                                    -14.72
                                    -12.16
                                    -10.24
                                    -13.78
                                     -9.89
                                    -11.15
                                    -11.06
                                     -1.7
                                     -0.03
                                     -2.37
                                     -5.68
                                     -6.06
                                     -9.4
                                     -8.78
                                     -9.01
                                     -4.63
                                     -6.74
                                     -0.75
                                      1.35
                                     -2.05
                                     -1.24
                                      2.6
                                      9.57
                                     10.42
                                     11.74
                                      7.22
                                      2.82
                                     -1.99
                                     -0.15
                                     -3.75
                                     -4.61
                                     -1.19
                                      4.24
                                      1.24
                                     -2.66
                                     -2.52
                                     -3.84
                                      0.39
                                      7.67
                                     11.74
                                      4.05
                                      1.83
                                      4.82
                                     -3.91
                                     -7.51
                                     -7.77
                                     -8.47
                                    -10.84
                                    -10.08
                                    -11.76
                                    -13.17
                                    -11.77
                                    -11.18
                                    -10.39
                                    -11.9
                                     -4.46
                                     -6.11
                                     -4.53
                                     -0.91
                                      2.03
                                      0.56
                                      6.9
                                      8.54
                                      7.74
                                     10.11
                                     13.24
                                     10.73
                                      6.97
                                      6.03
                                      9.27
                                      9.52
                                     11.57
                                     15.76
                                     11.12
                                      9.82
                                      7.58
                                      7.68
                                      6.52
                                      7.83
                                     11.59
                                     15.65
                                     15.12
                                     10.98
                                      9.09
                                      4.52
                                      6.09
                                      9.92
                                      9.74
                                      7.38
                                     10.16
                                     16.55
                                     11.6
                                      6.84
                                      2.35
                                     -0.23
                                     -0.74
                                     -2.33
                                     -2.91
                                     -2.35
                                     -1.52
                                      0.15
                                     -1.81
                                     -8.8
                                    -10.55
                                    -13.61
                                    -13.88
                                    -12.39
                                    -11.29
                                    -12.92
                                    -16.24
                                    -18.89
                                    -19.39
                                    -17.86
                                    -16.54
                                    -15.23
                                    -12.64
                                     -4.91
                                     -4.76
                                     -3.51
                                     -4.6
                                     -1.88
                                      1.41
                                      3.63
                                      6.53
                                      4.64
                                      3.99
                                      4.66
                                      5.14
                                      3.99
                                      6.43
                                      7.09
                                      6.01
                                     10.12
                                     10.62
                                      5.54
                                      4.54
                                      4.58
                                      2.21
                                     -1.14
                                      0.45
                                      1.55
                                     -1.5
                                      2.67
                                      6.36
                                      3.19
                                     -0.36
                                      0.83
                                      3.45
                                     -1.7
                                     -0.02
                                      1.48


Beware of Style Drift
So far, diversifying your assets among various sectors and styles may seem fairly straightforward. But sometimes a fund manager abandons a fund's stated sector or style to chase the latest hot trend in an attempt to enhance performance. This is known as "style drift," and it can ruin your plans for maintaining a diversified portfolio.

      For example, let's say you decide to invest in a large-cap growth fund to diversify your portfolio of small-cap holdings. If the manager of your "large-cap" fund begins buying smaller-cap stocks to boost short-term returns, this overlaps with other funds you own. The end result--a lower level of diversification protection.

Some fund managers are better than others when it comes to sticking with one chosen style and sector. "Institutional" investment managers, in particular, follow stringent investment guidelines. This is because the majority of their clients are large corporations that undertake a rigorous, ongoing, portfolio monitoring process to ensure that their managers stay true to a particular sector and style.

Checking Your Portfolio Diversification
How can you be sure that your investment portfolio is adequately diversified? Using a chart like the one below, you can work with your financial advisor to list the mutual funds that you currently hold in your portfolio.

Get Started Today
Many potential benefits can result from a well-planned, diversified investment portfolio. By starting now, you can help protect your portfolio when the market enters a correction. Your financial advisor can review your stock portfolio and the level of its diversification protection, and recommend a course of action to help keep your investment plan on track.

                             STOCK FUND ALLOCATION

                 [ARTWORK DEPICTING SAMPLE CHART APPEARS HERE]

--------------------------------------------------------------------------------
/1/ Past performance is no guarantee of future results. These results are not for an actual portfolio but instead reflect the results of a 1991 study by Gary P. Brinson, Brian D. Singer and Gilbert L. Beebower. Source: Ibbotson Associates.

/2/ Past performance is no guarantee of future results. The spectrum above is not based on any statistical risk and reward data, but is instead a graphic depiction of the sectors' relative potential risk and reward when compared to each other.

/3/ Large-Cap Growth and Small-Cap Growth are represented by the Russell 1000 Growth Index and Russell 2000 Growth Index, respectively. Large-Cap Value and Small-Cap Value are represented by the Russell 1000 Value Index and Russell 2000 Value Index, respectively. International Developed Market and International Emerging Market stocks are represented by the MSCI EAFE Index and MSCI Emerging Market Index, respectively. Past performance is no guarantee of future results and it is not possible to invest in an unmanaged index. Returns are not indicative of the performance of any PIMCO Fund.

/4/ Past performance is no guarantee of future results. "Large-Cap Stocks" are based on the return of the S&P 500 Index. "Small-Cap Stocks" are based on the return of the Russell 2000 Index. "Growth Stocks" are based on the return of the Russell 1000 Growth Index. "Value Stocks" are based on the return of the Russell 1000 Value Index. It is not possible to invest in an unmanaged index. Source: Ibbotson Associates.

                                                                               -
                                                                               5
                                                                               -

Fund Spotlight  PIMCO Opportunity Fund

[PICTURE OF DONALD CHIBOUCAS APPEARS HERE]

 Donald Chiboucas


[PICTURE OF MARC FELMAN APPEARS HERE]

 Marc Felman

Since its inception through June 30, 1997, the PIMCO Opportunity Fund has posted an 18% return, compared to a 13% return for both the Lipper Capital Appreciation Fund Average and the Russell 2000 Index. Of course, past performance is no guarantee of future results, and results during other periods vary. For example, over the shorter term periods, the Fund, like many small-capitalization (small-cap) stocks, has experienced periods of volatility. We spoke with portfolio managers Donald Chiboucas and Marc Felman for an update on the Fund.


Average annual total return (PERIODS ENDED 6/30/97)

                                     1 Year     3 Years     5 Years    10 Years   Inception (2/24/84)
--------------------------------------------------------------------------------------------------------
Opportunity Fund (Class C)          -11.1%      19.8%       19.5%      17.1%       18.0%
--------------------------------------------------------------------------------------------------------

Q: Historically, small-cap stocks have been the performance leaders, but recently, many of them have been out of favor. Why?

A: The economic conditions of the last few years have been ideal for businesses of all sizes. That lowered the premium for small companies doing well due to their unique niche success dynamics. As large-cap companies did well, the major stock market indices, which are most influenced by the price action of their large-cap components, tended to outperform. This fostered a transfer of capital into large-cap stocks. Small cap companies have continued to do well fundamentally, but their results have been relatively ignored by the stock market.

Q: How has the Opportunity Fund performed during this period?

A: The Fund faltered last fall when "Momentum" style investment managers began selling small-cap holdings because of their weak prices. Our investment process relates strictly to companies' business fundamentals, so we continued to hold our small cap stocks.

      "Momentum" selling eventually subsides when stock prices decline so much that "Value" style investment managers begin to purchase the depressed securities. That process appears to have started, and the prices of our small-cap holdings now appear to be back in sync with their fundamental business progress.

Q: How have you attempted to limit downside risk for the Fund?

A: As the price of small-cap stocks fell, we tried to reduce the Fund's risk profile by raising cash, writing options, and adding relatively less volatile securities. Because we believe the liquidation of small-cap securities by "Momentum" style investment managers is over, we have returned the portfolio to its more normally aggressive strategy.

Q: How has the Fund performed after previous short-term downturns?

A: While past performance is no guarantee of future results, the Fund has proven its value by repeatedly bouncing back very strongly after volatile stretches. Over the long term, this has helped the Fund post strong results.

Q: What is your outlook for the small-cap market going forward?

A: During the second quarter, the Fund was up 16.4%, and we're very optimistic about the future of small-caps, especially relative to the rest of the market. The trend toward large-cap stocks has pushed their valuations to lofty levels, which makes them especially vulnerable to disappointing news events. We believe small-cap stocks are now relatively more attractive than large-cap stocks, although it may take a less benign economic environment to trigger a change in investor preferences.

Q: Where do you think the best opportunities in the small-cap market exist today?

A: More than half of the stocks we've recently added to the Fund are those of technology companies. Led by telecommunications, computers, and the software to run them, technology remains the most fertile area for positively surprising business trends. Due to depressed valuations in technology stocks, we can purchase attractive companies at valuations less than their historical norms.

Q: What type of investor do you think the Opportunity Fund is most appropriate for?

A: This Fund is not for the faint of heart. It's geared toward aggressive investors that can withstand short-term dips in the stock market in exchange for long-term potential rewards.

The views of Mr. Chiboucas and Mr. Felman are not indicative of any past or future performance of the Opportunity Fund. For complete performance data of the Fund, turn to page X.

-
6
-

In The News

Recent News on PIMCO Funds

The PIMCO Funds and their institutional portfolio managers are regularly featured in the press. Here is a sample of some recent articles.

[ ] Bill Gross, manager of the PIMCO Total Return and Low Duration Funds, continues to be sought out by the press. During the last three months ended June 30, 1997, his views appeared in The Wall Street Journal, Investor's Business Daily, Money, Barron's, The New York Times and Bloomberg Personal magazine. In summary, Mr. Gross believes the Federal Reserve Board's next move will be to lower interest rates, leading to an ongoing rally in the bond market.

[ ] In a review of the PIMCO High Yield Fund, Morningstar said, "investors who want high yield exposure but are unwilling to take on too much credit risk will be hard pressed to find a better option." (12/96)

[ ] Ben Fischer of the PIMCO Small Cap Value Fund was interviewed in the April issue of High Net Worth. Mr. Fischer explained his strict style discipline and his "secrets" for identifying undervalued small-cap issues.

[ ] In the May 1997 issue of Money magazine, the PIMCO StocksPLUS Fund was featured in an article highlighting "Super Index Funds." The article explained how the Fund seeks to provide a return in excess of the S&P 500 Index by investing in stock futures, backed by a portfolio of short-term, investment grade bonds.

[ ] Morningstar praised the high-tech PIMCO Innovation Fund in February. In its Fund review, Morningstar said that, "in a little more than two years management has invested in enough upside surprises to produce fine returns."

[ ] Morningstar also complemented the PIMCO Total Return Fund in its April review of the Fund by saying, "This is one of the few large bond funds that really deserves to be as big as it is."

Morningstar Inc., an independent organization, provides investors with information regarding a wide range of investment products. One service offered by Morningstar is assigning star ratings to the mutual funds they track. Their highest rating is five-stars, and the lowest rating is one-star. Following are the PIMCO Fund family's five- and four-star rated Funds as of June 30, 1997.

------------------------------------------------------------------------------------------------------------------------
   STOCK FUNDS                            Overall                 3 Year                 5 Year                10 Year
------------------------------------------------------------------------------------------------------------------------
   StocksPLUS Fund                        *****                   5                      -                     -

   Equity Income Fund                     ****                    4                      4                     -

   Renaissance Fund                       ****                    4                      4                     -

   Value Fund                             ****                    4                      4                     -

   Capital Appreciation Fund              ****                    4                      4                     -

   Mid Cap Growth Fund                    ****                    4                      4                     -

   Small Cap Value Fund                   ****                    3                      4                     -

------------------------------------------------------------------------------------------------------------------------
   BOND FUNDS                             Overall                 3 Year                 5 Year                10 Year
------------------------------------------------------------------------------------------------------------------------
   Foreign Bond Fund                      *****                   5                      -                     -

   High Yield Fund                        *****                   5                      -                     -

   Total Return Fund                      *****                   4                      4                     5

   Low Duration Fund                      *****                   4                      4                     5

   Short-Term Fund                        ****                    5                      4                     -

The above chart is based on June 30, 1997 Morningstar ratings. Overall rating is a weighted average of a fund's 3-, 5- and 10-year ratings (when applicable). During the 3-, 5- and 10-year periods, there were 1,997, 1,134 and 618 domestic equity funds and 1,248, 677 and 283 taxable bond funds rated, respectively.

Morningstar ratings reflect historical risk-adjusted performance and are subject to monthly changes. Therefore, past ratings are not a guarantee of future results. The ratings are calculated from a fund's average annual total return with appropriate sales charge adjustment and a risk factor that reflects fund performance relative to three-month Treasury bill returns. With the exception of the Renaissance Fund, ratings are based on institutional class shares. Class A, B and C shares, which were initially offered on 1/17/97, have not yet been rated by Morningstar. 5-star ratings are limited to the top 10% of funds in an investment category, the next 22.5% earn 4 stars, the next 35% earn 3 stars, the next 22.5% earn 2 stars and the next 10% earn 1 star.
                                                                              --
                                                                               7
                                                                              --

--------
Investor
Services
--------

24-Hour Automated
Telephone System

Have you ever needed to learn the price of your PIMCO Fund at the end of the trading day? Or wanted a quick overview of the financial markets? With PIMCO Funds' Automated Telephone Information System, these facts and more are available 24 hours a day!


This system provides a wide variety of financial information, including:

[_] the latest day's fund prices
[_] fund dividend information
[_] account balances and details on recent transactions (for shareholders who receive account statements directly from PIMCO Funds)
[_] stock and bond market closing prices
[_] timely reviews of the financial markets.
The system is easy to use--simply dial 1-800-223-2413 from your touch-tone phone.

--------------------------------------------------------------------------------
MAIN MENU
--------------------------------------------------------------------------------

[1]     for information about the PIMCO Funds
        (i.e., current prices, recent distributions)

[2]     for information about your account
        (i.e., account value, recent transactions)

[3] to make an account transaction with a customer service representative (during business hours)

[4]     to create or change a Personal Identification
        Number (PIN)

[5]     for an update on the financial markets

Once you're connected, you'll be asked to select from these options
--------------------------------------------------------------------------------
HELP IN GETTING AROUND
--------------------------------------------------------------------------------

[*] [1] to go to other items on the main menu

[*] [2] to fast-forward in the selection you're listening to

[*] [3] to delete your entry

[*] [4] to listen to more options

[*] [5] to return to the beginning of your selection from the main menu

[*] [6] to return to the main menu

[*] [7] to repeat the most recent information

[*] [8] to return to the shareholder
        identification process

[*] [9] to repeat information for the last account number entered

[*] [0] to speak with a customer service representative during regular business hours

For help in moving about the system, For help in you can use these options

We believe you'll find this service to be a convenient way to learn more about your Funds and the financial markets in general. To receive a free brochure that contains more information on the system and details on the other shareholder services available from PIMCO Funds, call us today at 1-800-227-7337.

The PIMCO Funds Family

The PIMCO Funds are managed by PIMCO Advisors L.P.--a publicly traded company that specializes in the investment management business. Currently, PIMCO Advisors has $119 billion in assets under management, including $27 billion in mutual funds. Under the PIMCO Advisors L.P. umbrella are six institutional investment management firms--each with a specific investment discipline or style. As primarily "institutional" managers, these firms manage assets for large corporations, pensions and endowments. In fact, they collectively manage assets for 35 of the 100 largest corporations in the United States.

    In the past, their high minimum account balances (up to $75 million in some cases) kept these managers' expertise out of reach for most investors. However, as managers of the PIMCO Funds, their expertise is now available to all investors. To learn more about a fund manager, call us at 1-800-227-7337 to receive a free brochure.

    The PIMCO Funds family consists of core stock and bond funds, as well as more focused funds that allow investors to round out and customize their portfolio. Together, the PIMCO Funds offer the breadth and quality that will satisfy virtually every investor's needs.

Specialized Stock Fund Managers
We believe that different types of stock funds require specialized expertise. To ensure that you get the highest quality management for whichever PIMCO Stock Fund you choose, we have carefully matched each Fund with a PIMCO Funds firm that specializes in that discipline.

Premier Bond Fund Managers
The PIMCO Bond Funds are primarily managed by PIMCO Funds' Pacific Investment Management Company--one of the most respected names in institutional bond management. Pacific Investment Management actively manages these funds with an emphasis on total return potential--income and price change--rather than yield alone. Overall, they avoid investment fads in favor of a long-term, conservative approach that includes aggressively seeking opportunities in all sectors of the fixed income market.


-
8
-

Stock Funds              Objective                       Primary Portfolio Composition                 PIMCO Advisors Manager
------------------------------------------------------------------------------------------------------------------------------------
Equity Income            Current income and long-term    Stocks of companies with below-average P/Es   NFJ Investment Group
                         growth                          and above-average dividends
------------------------------------------------------------------------------------------------------------------------------------
Renaissance              Long-term growth of capital     Income-producing stocks and convertible       Columbus Circle Investors
                         and income                      securities
------------------------------------------------------------------------------------------------------------------------------------
Stocks PLUS              Total return exceeding the      S&P 500 stock index futures backed by a       Pacific Investment
                         S&P 500 Index                   portfolio of short-term, fixed-income         Management Company
                                                         securities
------------------------------------------------------------------------------------------------------------------------------------
Value                    Long-term growth of capital     Stocks of companies with below-average P/Es   NFJ Investment Group
                         and income
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation     Growth of capital               Stocks of larger-capitalized companies the    Cadence Capital Management
                                                         manager believes are reasonably priced
------------------------------------------------------------------------------------------------------------------------------------
Growth                   Long-term growth of capital     Stocks of larger-capitalized companies        Columbus Circle Investors
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth           Growth of capital               Stocks of medium-capitalized companies the    Cadence Capital Management
                                                         manager believes are reasonably priced
------------------------------------------------------------------------------------------------------------------------------------
Target                   Capital appreciation            Stocks of medium-capitalized companies        Columbus Circle Investors
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value          Growth of capital and income    Stocks of smaller-capitalized companies       NFJ Investment Group
                                                         with below-average P/Es
------------------------------------------------------------------------------------------------------------------------------------
Opportunity              Capital appreciation            Stocks of smaller-capitalized companies       Columbus Circle Investors
------------------------------------------------------------------------------------------------------------------------------------
International Developed  Long-term growth of capital     Stocks of non-U.S. companies in developed     Blairlogie Capital Management
                                                         markets
------------------------------------------------------------------------------------------------------------------------------------
International            Capital appreciation            Stocks of non-U.S. companies in developed     Blairlogie Capital Management
                                                         and emerging markets
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets         Long-term growth of capital     Stocks of non-U.S. companies in emerging      Blairlogie Capital Management
                                                         markets
------------------------------------------------------------------------------------------------------------------------------------
Innovation               Capital appreciation            Stocks of technology-related companies        Columbus Circle Investors
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals          Capital appreciation            Stocks of precious metals-related companies   Van Eck Associates*


Stock & Bond Funds       Objective                       Primary Portfolio Composition                 PIMCO Advisors Manager
-----------------------------------------------------------------------------------------------------------------------------------
Balanced                 Maximum total return            Stocks, bonds and money market instruments    Cadence/NFJ/Pacific

Bond Funds               Objective                       Primary Portfolio Composition                 PIMCO Advisors Manager
-----------------------------------------------------------------------------------------------------------------------------------
Long-Term U.S.           Maximum total return            Long-term U.S. government bonds               Pacific Investment
Government                                               (8+ year duration)                            Management Company
------------------------------------------------------------------------------------------------------------------------------------
Tax Exempt               High current income exempt      Investment grade municipal bonds              Columbus Circle Investors
                         from federal taxes,             (3-10 year duration)
                         preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets         Maximum total return            Emerging market bonds                         Pacific Investment
Bond                                                     (0-8 year duration)                           Management Company
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bond             Maximum total return            Investment grade foreign bonds                Pacific Investment
                                                         (3-6 year duration)                           Management Company
------------------------------------------------------------------------------------------------------------------------------------
Global Bond II           Maximum total return            Investment grade U.S. and foreign bonds       Pacific Investment
                                                         (3-6 year duration)                           Management Company
------------------------------------------------------------------------------------------------------------------------------------
High Yield               Maximum total return            High-yield bonds (3-6 year duration)          Pacific Investment
                                                                                                       Management Company
------------------------------------------------------------------------------------------------------------------------------------
Total Return             Maximum total return            Intermediate-term, investment grade bonds     Pacific Investment
                                                         (3-6 year duration)                           Management Company
------------------------------------------------------------------------------------------------------------------------------------
Real Return Bond         Maximum total return            Inflation-adjusted government bonds           Pacific Investment
                                                                                                       Management Company
------------------------------------------------------------------------------------------------------------------------------------
Low Duration             Maximum total return            Shorter-term, investment grade bonds          Pacific Investment
                                                         (1-3 year duration)                           Management Company
------------------------------------------------------------------------------------------------------------------------------------
Short-Term               Maximum current income          Money market securities and short-term        Pacific Investment
                         consistent with preservation    bonds (up to 1 year duration)                 Management Company
                         of capital and daily liquidity
------------------------------------------------------------------------------------------------------------------------------------
Money Market             Maximum current income          Short-term money market instrument            Pacific Investment
                         consistent with preservation    (duration less than 1 year)                   Management Company
                         of capital and daily liquidity

* Van Eck Associates serves as a sub-advisor to the Fund and is unaffiliated with PIMCO Advisors L.P.
                                                                             ---
                                                                              9
                                                                             ---

PIMCO Funds Financial Information



We are pleased to present an in-depth review of the PIMCO Multi-Manager Series Funds as of June 30, 1997. In order to help analyze, compare and contrast the Funds, the report is broken down into a number of sections. Listed below is a table of contents and descriptions of the various sections.

Pages 11-27 Fund Summary

A summary of a Fund's performance record and portfolio composition, and a review from the Fund's investment manager

Pages 28-53 Schedule of Investments

The schedule of investments includes a listing of securities in the Fund's portfolio as of June 30, 1997, including the number of shares or principal amount and value as of that date.


                                                               Schedule of
Stock Funds                           Fund Summary             Investments
Equity Income Fund                    Page 11                  Page 28
Renaissance Fund                      Page 12                  Page 29
Value Fund                            Page 13                  Page 31
Capital Appreciation Fund             Page 14                  Page 32
Growth Fund                           Page 15                  Page 33
Mid Cap Growth Fund                   Page 16                  Page 35
Target Fund                           Page 17                  Page 37
Small Cap Value Fund                  Page 18                  Page 38
Opportunity Fund                      Page 19                  Page 40
International Developed Fund          Page 20                  Page 41
International Fund                    Page 21                  Page 43
Emerging Markets Fund                 Page 22                  Page 46
Innovation Fund                       Page 23                  Page 48
Precious Metals Fund                  Page 24                  Page 49

Stock & Bond Funds
Balanced Fund                         Page 25                  Page 50

Bond Funds
Tax Exempt Fund                       Page 26                  Page 52


Page 54-65 Financial Highlights

This chart shows a per share breakdown of the factors that affect a Fund's NAV for the current and past reporting periods. In addition to showing total return, the chart reports distributions, asset size, expense ratios and portfolio turnover rate.

Page 66-67 Statement of Assets and Liabilities

A "balance sheet" of a Fund as of the last day of the fiscal period. It includes the Fund's Class level NAVs per share by dividing the Fund's Class level net assets (assets minus liabilities) by the number of Class level shares outstanding.

Page 68-69 Statement of Operations

This statement lists a Fund's income, expenses, and gains and losses on securities and currency transactions, and from appreciation or depreciation from portfolio holdings.

Page 70-73 Statement of Changes in Net Assets

This reports the increase or decrease in a Fund's net assets during the reporting period. Changes in net assets are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Page 74-82 Notes to Financial Statements

A description of the significant accounting policies of the funds, and more detailed information about the schedules and tables that appear in the report.

----
 10
----

PIMCO Equity Income Fund


June 30, 1997



OBJECTIVE:

Current income as a primary objective; long-term growth of capital and current income.


PORTFOLIO:

Primarily common stocks with below-average price-to-earnings ratios and higher dividend yields relative to their industry groups.


TOTAL NET ASSETS:

$140 million


NUMBER OF SECURITIES IN THE PORTFOLIO

45 (not including short-term instruments)


PIMCO ADVISORS INSTITUTIONAL MANAGER

NFJ Investment Group

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 6/30/97

             A Shares                   B Shares                   C Shares                      Lipper
             (INCEP. 3/8/91)            (INCEP. 3/8/91)            (INCEP. 3/8/91)    S&P 500    Equity Inc.
                             Adjusted                   Adjusted   Adjusted           Index      Fund Avg.
------------------------------------------------------------------------------------------------------------
1 year        27.4%           20.4%      27.1%           22.1%      26.0%             34.7%      26.7%
3 years       23.6%           21.3%      23.5%           22.8%      23.5%             28.9%      21.6%
5 years       16.7%           15.4%      16.6%           16.4%      16.6%             19.8%      16.1%
Inception     16.8%           15.8%      16.7%           --         16.7%             --         --

Change in Value
$10,000 invested at the Fund's inception

[LINE GRAPH APPEARS HERE]

            EQUITY INCOME  EQUITY INCOME  EQUITY INCOME   S&P 500
  CLASS           A              B              C
---------   -------------  -------------  -------------  ---------

03/31/91       9,450.00      10,000.00      10,000.00    10,000.00
04/30/91       9,515.46      10,069.27      10,069.27    10,024.00
05/31/91      10,054.07      10,639.23      10,639.23    10,457.04
06/30/91       9,704.45      10,269.26      10,269.26     9,978.10
07/31/91      10,247.43      10,843.85      10,483.85    10,443.08
08/31/91      10,400.10      11,005.39      11,005.39    10,690.59
09/30/91      10,457.34      11,065.97      11,065.97    10,512.05
10/31/91      10,531.03      11,143.95      11,143.95    10,652.91
11/30/91      10,110.57      10,699.02      10,699.02    10,223.60
12/31/91      11,001.19      11,641.48      11,641.48    11,393.18
01/31/92      11,274.19      11,930.35      11,930.35    11,181.27
02/29/92      11,560.48      12,233.31      12,233.31    11,326.62
03/31/92      11,372.91      12,034.82      12,034.82    11,105.76
04/30/92      11,577.39      12,251.21      12,251.21    11,432.26
05/31/92      11,597.32      12,272.30      12,272.30    11,488.28
06/30/92      11,607.28      12,282.84      12,282.84    11,317.34
07/31/92      12,127.19      12,833.01      12,833.01    11,779.65
08/31/92      11,775.24      12,460.57      12,460.57    11,538.52
09/30/92      11,875.80      12,566.98      12,566.98    11,674.10
10/31/92      11,891.30      12,583.39      12,583.39    11,714.37
11/30/92      12,250.66      12,963.66      12,963.66    12,113.25
12/31/92      12,623.25      13,357.94      13,357.94    12,261.88
01/31/93      12,688.29      13,426.76      13,426.76    12,364.39
02/28/93      12,951.94      13,705.75      13,705.75    12,532.91
03/31/93      13,248.55      14,019.63      14,019.63    12,797.36
04/30/93      12,989.42      13,745.42      13,745.42    12,488.05
05/31/93      13,089.08      13,850.88      13,850.88    12,822.10
06/30/93      13,321.63      14,096.96      14,096.96    12,859.67
07/31/93      13,300.30      14,074.39      14,074.39    12,807.97
08/31/93      13,769.33      14,570.72      14,570.72    13,293.91
09/30/93      13,758.16      14,558.90      14,558.90    13,191.94
10/31/93      13,869.74      14,676.98      14,676.98    13,464.89
11/30/93      13,730.47      14,529.59      14,529.59    13,336.57
12/31/93      13,691.84      14,488.72      14,488.72    13,497.81
01/31/94      14,146.82      14,970.19      14,970.19    13,956.73
02/28/94      13,841.33      14,646.91      14,646.91    13,577.95
03/31/94      13,289.09      14,062.52      14,062.52    12,985.95
04/30/94      13,393.45      14,172.96      14,172.96    13,152.43
05/31/94      13,476.34      14,260.68      14,260.68    13,368.26
06/30/94      13,286.87      14,060.18      14,060.18    13,040.60
07/31/94      13,724.72      14,523.51      14,523.51    13,468.85
08/31/94      14,287.11      15,118.63      15,118.63    14,021.08
09/30/94      14,023.86      14,840.07      14,840.07    13,678.26
10/31/94      14,190.31      15,016.20      15,016.20    13,985.61
11/30/94      13,429.46      14,211.07      14,211.07    13,476.26
12/31/94      13,472.14      14,265.24      14,256.24    13,676.11
01/31/95      13,911.77      14,721.45      14,721.45    14,030.73
02/28/95      14,364.59      15,200.62      15,200.62    14,577.51
03/31/95      14,779.68      15,639.87      15,639.87    15,007.69
04/30/95      15,163.20      16,045.71      16,045.71    15,449.67
05/31/95      15,721.97      16,637.01      16,637.01    16,067.19
06/30/95      15,772.77      16,690.76      16,690.76    16,440.43
07/31/95      16,325.36      17,275.52      17,275.52    16,985.60
08/31/95      16,556.02      17,519.60      17,519.60    17,028.23
09/30/95      16,991.71      17,980.64      17,980.64    17,746.82
10/31/95      16,925.87      17,910.97      17,910.97    17,683.46
11/30/95      17,507.73      18,526.70      18,526.70    18,459.77
12/31/95      17,980.55      19,027.03      19,027.03    18,815.30
01/31/96      18,250.32      19,312.51      19,312.51    19,455.78
02/29/96      18,493.12      19,569.44      19,569.44    19,636.13
03/31/96      18,863.24      19,961.10      19,961.10    19,825.23
04/30/96      19,338.90      20,464.44      20,464.44    20,117.45
05/31/96      19,651.47      20,795.21      20,795.21    20,636.28
06/30/96      19,693.78      20,839.98      20,839.98    20,714.90
07/31/96      18,788.63      19,882.15      19,882.15    19,799.72
08/31/96      19,433.21      20,564.24      20,564.24    20,217.30
09/30/96      20,103.42      21,273.47      21,273.47    21,355.13
10/31/96      20,560.01      21,756.62      21,756.62    21,944.10
11/30/96      22,109.62      23,396.42      23,396.42    23,602.85
12/31/96      21,841.74      23,112.96      23,112.96    23,135.28
01/31/97      22,324.45      23,623.75      23,623.75    24,580.77
02/28/97      22,951.76      24,271.04      24,271.04    24,773.49
03/31/97      22,182.88      23,448.26      23,443.40    23,755.54
04/30/97      22,992.55      24,271.29      24,282.67    25,173.75
05/31/97      24,418.09      25,761.55      25,773.63    26,706.33
06/30/97      25,094.47      26,480.29      26,474.67    27,902.77

*The adjusted returns above include the effect of applicable sales charges. All returns represent the blended performance of the Fund's retail class shares (for the period from 1/20/97) and the prior performance of the Fund's institutional class shares (for the period from 3/8/91). Retail class shares have higher expenses than institutional class shares. Therefore, total return of retail class shares would have been lower had they been in existence since the Fund's inception. Past performance is not an indication of future results. See page 27 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Top 10 Stocks                                             % of Total Investments
--------------------------------------------------------------------------------
RJR Nabisco Holdings Corp.                                                 3.8%
Tobacco/food products manufacturer
--------------------------------------------------------------------------------
Maytag Corp.                                                               3.7%
Major home appliances manufacturer
--------------------------------------------------------------------------------
Southern New England
Telecommunications Corp.                                                   3.6%
Telecommunications
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                                            3.6%
Food wholesaler
--------------------------------------------------------------------------------
USX-U.S. Steel Group, Inc.                                                 2.2%
Integrated steel producer
--------------------------------------------------------------------------------
Nynex Corp.                                                                2.2%
Telephone services: New York & New England
--------------------------------------------------------------------------------
Lincoln National Corp.                                                     2.1%
Multi-line insurance holding company
--------------------------------------------------------------------------------
Meditrust                                                                  2.1%
Real Estate Investment Trust:
health care facilities
--------------------------------------------------------------------------------
Ultramar Diamond Shamrock                                                  2.0%
Petroleum products
--------------------------------------------------------------------------------
CIGNA Corp.                                                                2.0%
Multi-line insurance holding company
--------------------------------------------------------------------------------
Top Ten Total                                                             27.3%
--------------------------------------------------------------------------------

Top 5 Industries                                          % of Total Investments
--------------------------------------------------------------------------------
Consumer Discretionary                                                    22.6%
--------------------------------------------------------------------------------
Utilities                                                                 19.3%
--------------------------------------------------------------------------------
Financial and Business Services                                           15.6%
--------------------------------------------------------------------------------
Materials and Processing                                                   9.7%
--------------------------------------------------------------------------------
Energy                                                                     9.5%
--------------------------------------------------------------------------------

Portfolio Composition
--------------------------------------------------------------------------------
Common Stock                                                                96%
--------------------------------------------------------------------------------
Cash Equivalents                                                             4%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Equity Income Fund's performance for the past 12 months was strong, with returns similar to those of mutual funds with the same objective (measured by the Lipper Equity Income Fund Average). Specifically, for the year ended June 30, 1997, the Fund's shares increased 27.4%, 27.1% and 26.0% for its Class A, B and C shares, respectively.

   Over the past year, the Fund's manager maintained the portfolio's exposure to the utilities sector. The managers' stock selection in this sector helped the Equity Income Fund, as it posted strong results during the last quarter. Many utility companies streamlined their operations, thereby decreasing operating expenses. With the positive environment in the bond market, the dividends offered by utility companies become more attractive relative to other investments. These factors have recently helped boost the stock prices in the Fund's utility holdings.

   Another success story for the Fund in recent months was its steel industry holdings. The Fund's position in USX-U.S. Steel, the nation's largest steel producer, benefited from very strong financial results. This was due to the growing economy, which provided a positive operating environment for the firm. As a result, the firm was able to raise prices and widen profit margins. U.S. Steel is a prime example of the type of stock the Fund's manager seeks, as the company has one of the lowest price-to-earnings ratios in its sector, and its nearly 3% dividend yield is one of the highest in the steel industry.

  For most of its fiscal year, the Fund also benefited from the energy sector's strong performance. However, a recent decline in oil prices detracted from the Fund's performance, as it was overweighted in this sector. An agreement between Saudi Arabia and Iran that attempts to force other members of OPEC to curtail crude oil production and raise world oil prices appears to have also hindered this sector's performance.

   Given the lofty level of the stock market, the manager currently believes there are compelling reasons to invest in undervalued stocks. The Fund will continue to focus on these securities and stocks that offer above--average yields.

                                                                            ----
                                        See page 28 for financial details.   11
                                                                            ----

PIMCO Renaissance Fund

June 30, 1997

OBJECTIVE:
Long-term growth of capital and current income.

PORTFOLIO:
Primarily income-producing stocks and convertible securities of companies with small, medium, and large market capitalizations.

TOTAL NET ASSETS:
$384 million

NUMBER OF SECURITIES IN THE PORTFOLIO
50 (not including short-term instruments)

PIMCO ADVISORS INSTITUTIONAL MANAGER
Columbus Circle Investors

--------------------------------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 6/30/97
             A Shares                 B Shares             C Shares                         Lipper
             (INCEP. 2/1/91)         (INCEP. 5/22/95)      (INCEP. 4/18/88)      S&P 500    Equity Inc.
                         Adjusted               Adjusted    Adjusted             Index      Fund Avg.
--------------------------------------------------------------------------------------------------------
1 year        33.1%       25.8%      32.2%       27.2%     31.2%                 34.7%      26.7%
3 years       24.8%       22.4%      --          --        23.8%                 28.9%      21.6%
5 years       18.6%       17.3%      --          --        17.8%                 19.8%      16.1%
Inception     19.3%       18.3%      30.3%       29.3%     12.9%                 --         --

                 [LINE CHART OF CHANGE IN VALUE APPEARS HERE]



                       Renaissance
                       -----------------------
                           C           S&P 500
Value Date
03/31/88               10,000.00     10,000.00
06/30/88               10,230.00     10,547.78
09/30/88               10,190.28     10,583.60
12/31/88               10,571.93     10,909.62
03/31/89               10,914.85     11,682.74
06/30/89               11,585.87     12,712.07
09/30/89               12,009.93     14,071.33
12/31/89               11,753.31     14,360.48
03/31/90               11,446.82     13,928.48
06/30/90               11,716.28     14,802.63
09/30/90                9,846.87     12,770.92
12/31/90                9,936.00     13,914.06
03/31/91               11,106.84     15,931.82
06/30/91               11,376.74     15,893.76
09/30/91               12,451.48     16,741.82
12/31/91               13,239.15     18,143.92
03/31/92               13,448.79     17,686.35
06/30/92               13,428.69     18,021.95
09/30/92               13,678.81     18,590.40
12/31/92               14,268.49     19,524.27
03/31/93               14,889.15     20,376.33
06/30/93               15,395.40     20,474.00
09/30/93               17,011.69     21,001.27
12/31/93               17,298.24     21,488.50
03/31/94               16,609.37     20,704.00
06/30/94               16,016.00     20,791.00
09/30/94               17,132.00     21,807.00
12/31/94               16,424.66     21,804.00
03/31/95               17,261.04     23,927.00
06/30/95               18,031.81     26,212.03
09/30/95               19,726.71     28,295.88
12/31/95               20,959.00     29,999.30
03/31/96               22,100.00     31,610.26
06/30/96               23,011.00     33,029.56
09/30/96               23,971.00     34,050.17
12/31/96               26,070.86     36,889.96
03/31/97               26,151.68     37,878.61
06/30/97               30,409.17     44,492.21


*The adjusted returns above include the effect of applicable sales charges. The line graph above reflects the performance of the Class C shares since inception. Past performance is not an indication of future results. See page 27 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Top 10 Holdings                                           % of Total Investments
--------------------------------------------------------------------------------
Dean Foods                                                                 3.4%
Milk & dairy: food items
--------------------------------------------------------------------------------
McKesson Corp.                                                             3.3%
Distributor drugs, toiletries/home products
--------------------------------------------------------------------------------
BankAmerica Corp.                                                          2.9%
Commercial banking-California
--------------------------------------------------------------------------------
Nokia Corp. - ADR                                                          2.7%
Telecommunications systems & equipment
--------------------------------------------------------------------------------
Philips Electronics - N.V.                                                 2.5%
World-wide manufacturing operation
--------------------------------------------------------------------------------
AVX Corp.                                                                  2.4%
Passive electronic components manufacturer
--------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                       2.4%
Import specialty stores
--------------------------------------------------------------------------------
Morningstar Group, Inc.                                                    2.3%
Food products manufacturer
--------------------------------------------------------------------------------
USX Marathon Group                                                         2.3%
Oil & gas exploration
--------------------------------------------------------------------------------
First Union Corp.                                                          2.1%
Commercial banking
--------------------------------------------------------------------------------
Top Ten Total                                                             26.3%
--------------------------------------------------------------------------------


Top 5 Industries                                          % of Total Investments
--------------------------------------------------------------------------------
Financial and Business Services                                           18.8%
--------------------------------------------------------------------------------
Consumer Discretionary                                                    12.0%
--------------------------------------------------------------------------------
Consumer Staples                                                           7.7%
--------------------------------------------------------------------------------
Technology                                                                 7.4%
--------------------------------------------------------------------------------
Materials and Processing                                                   7.2%
--------------------------------------------------------------------------------


Portfolio Composition
--------------------------------------------------------------------------------
Common Stocks                                                               80%
--------------------------------------------------------------------------------
Convertible Preferred Stocks                                                 8%
--------------------------------------------------------------------------------
Cash Equivalents                                                             5%
--------------------------------------------------------------------------------
Corporate Bonds & Notes                                                      4%
--------------------------------------------------------------------------------
Convertible Bonds & Notes                                                    3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Renaissance Fund's performance for the past 12 months was solid, with returns similar to those of mutual funds with the same objective (measured by the Lipper Equity Income Fund Average). One-year results did, however, slightly lag behind the Standard & Poor's 500 Index (an unmanaged index of common stocks). Specifically, for the year ended June 30, 1997, the Fund's shares increased in value by 33.1%, 32.2% and 31.2% for its Class A, B and C shares, respectively.

   Over the past year, the Fund's manager decreased its exposure to the basic materials industry in favor of the consumer staples and finance sectors. The Fund's increased holdings in consumer staples boosted overall performance, as the sector benefited from industry consolidations. This sector was the top performer for the Fund in recent months.

   Another example of acquisition activity that helped the Fund's performance was Dean Foods Co.'s purchase of Marie's salad dressing business from Campbell Soup Co. Dean Foods is a leader in the processing and distribution of dairy, vegetable and specialty food products. Marie's products, which include the number one refrigerated salad dressing, vegetable dips, salsas and fruit glazes, complement many of Dean Foods' brands, especially its Bird's Eye frozen vegetable line. The purchase offers Dean Foods an opportunity to expand and strengthen its position in the specialty foods market, making the security a strong holding going forward as well.

   Acquisitions were also critical in the Fund's finance holdings. For example, the Renaissance Fund saw a strong contribution from BankAmerica Corp., which announced that it will buy investment bank Robertson, Stephens & Co. BankAmerica, the third-largest U.S. bank, is following a trend to enter more profitable businesses and increase shareholder returns. The acquisition also marks another step by BankAmerica into equity underwriting, a field that the Fund's manager believes should continue to support strong results.

   The Fund's energy holdings provided mixed returns over the past year, most recently hurting the portfolio's performance. After being driven by increased demand and rising prices, the Fund's stocks in this sector declined as falling prices made increased profitability more difficult to attain.

   With the increased emphasis investors are placing on a stock's underlying value and price, the manager believes the Renaissance Fund should be well-positioned as the year progresses.



                                              See page 29 for financial details.
--
12
--

PIMCO Value Fund

June 30, 1997

OBJECTIVE:
Long-term growth of capital and current income.


PORTFOLIO:
Primarily stocks the manager believes are undervalued and/or offer above-average dividend yields.


TOTAL NET ASSETS:
$180 million


NUMBER OF SECURITIES IN THE PORTFOLIO
60 (not including short-term instruments)


PIMCO ADVISORS INSTITUTIONAL MANAGER
NFJ Investment Group

-----------------------------------------------------------------------------------------------------
PERFORMANCE*
-----------------------------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 6/30/97

             A Shares               B Shares               C Shares                       Lipper Gr.
             (INCEP. 12/30/91)      (INCEP. 12/30/91)      (INCEP. 12/30/91)    S&P 500   & Income
                         Adjusted               Adjusted   Adjusted             Index     Fund Avg.
-----------------------------------------------------------------------------------------------------
1 year        26.1%       19.2%      25.7%       20.7%     24.7%                34.7%     28.1%
3 years       24.9%       22.6%      24.8%       24.2%     24.8%                28.9%     23.5%
5 years       19.0%       17.6%      18.9%       18.7%     18.9%                19.8%     17.3%
Inception     17.5%       16.3%      17.5%       17.4%     17.5%                --        --

                 [LINE GRAPH OF CHANGE IN VALUE APPEARS HERE]


                    VALUE             VALUE          VALUE            S&P 500
CLASS                 A                 B              C
==============================================================================

12/31/91           9,450.00          10,000.00      10,000.00         10,000.00
01/31/92           9,723.19          10,289.09      10,289.09          9,814.00
02/29/92          10,051.99          10,637.03      10,637.03          9,941.58
03/31/92           9,826.52          10,398.44      10,398.44          9,747.72
04/30/92           9,871.04          10,445.55      10,445.55         10,034.30
05/31/92           9,785.79          10,355.33      10,355.33         10,083.47
06/30/92           9,577.38          10,134.79      10,134.79          9,933.43
07/31/92           9,917.30          10,494.50      10,494.50         10,339.21
08/31/92           9,630.95          10,191.48      10,191.48         10,127.57
09/30/92           9,764.58          10,332.89      10,332.89         10,246.57
10/31/92           9,826.99          10,398.93      10,398.93         10,281.92
11/30/92          10,355.00          10,957.68      10,957.68         10,632.02
12/31/92          10,692.23          11,314.53      11,314.53         10,762.47
01/31/93          10,917.92          11,553.35      11,553.35         10,852.44
02/28/93          11,035.95          11,678.25      11,678.25         11,000.36
03/31/93          11,380.21          12,042.55      12,042.55         11,232.47
04/30/93          11,181.82          11,832.62      11,832.62         10,960.98
05/31/93          11,340.15          12,000.16      12,000.16         11,254.19
06/30/93          11,419.31          12,083.93      12,083.93         11,287.16
07/31/93          11,365.19          12,026.65      12,026.65         11,241.79
08/31/93          11,982.75          12,680.16      12,680.16         11,668.30
09/30/93          12,012.63          12,711.78      12,711.78         11,578.81
10/31/93          12,429.38          13,152.78      13,152.78         11,818.37
11/30/93          12,304.25          13,020.37      13,020.37         11,705.74
12/31/93          12,446.26          13,170.65      13,170.65         11,847.27
01/31/94          13,023.27          13,781.23      13,781.23         12,250.07
02/28/94          12,811.85          13,557.51      13,557.51         11,917.61
03/31/94          12,124.74          12,830.42      12,830.42         11,398.00
04/30/94          11,977.64          12,674.75      12,674.75         11,544.12
05/31/94          11,977.64          12,674.75      12,674.75         11,733.56
06/30/94          11,702.29          12,383.38      12,383.38         11,445.97
07/31/94          12,191.80          12,901.37      12,901.37         11,821.86
08/31/94          12,706.04          13,445.54      13,445.54         12,306.55
09/30/94          12,320.36          13,037.42      13,037.42         12,005.66
10/31/94          12,451.79          13,176.50      13,176.50         12,275.42
11/30/94          11,826.51          12,514.82      12,514.82         11,828.35
12/31/94          11,939.47          12,634.36      12,634.36         12,003.77
01/31/95          12,264.65          12,978.46      12,978.46         12,315.02
02/28/95          12,813.26          13,559.01      13,559.01         12,794.94
03/31/95          13,166.82          13,933.14      13,933.14         13,172.52
04/30/95          13,523.20          14,310.26      14,310.26         13,560.45
05/31/95          14,038.60          14,855.66      14,855.66         14,102.46
06/30/95          14,284.03          15,115.38      15,115.38         14,430.06
07/31/95          14,913.70          15,781.69      15,781.69         14,908.56
08/31/95          15,098.88          15,977.65      15,977.65         14,945.98
09/30/95          15,518.64          16,421.84      16,421.84         15,576.70
10/31/95          15,563.91          16,469.75      16,469.75         15,521.09
11/30/95          16,234.66          17,179.54      17,179.54         16,202.47
12/31/95          16,584.67          17,549.91      17,549.91         16,514.53
01/31/96          17,059.75          18,052.65      18,052.65         17,076.68
02/29/96          17,434.06          18,448.74      18,448.74         17,234.98
03/31/96          17,577.30          18,600.32      18,600.32         17,400.96
04/30/96          17,808.77          18,845.26      18,845.26         17,657.45
05/31/96          18,170.45          19,227.98      19,227.98         18,112.83
06/30/96          18,091.77          19,144.73      19,144.73         18,181.84
07/31/96          17,118.94          18,115.28      18,115.28         17,378.57
08/31/96          17,786.86          18,822.07      18,822.07         17,745.08
09/30/96          18,274.12          19,337.69      19,337.69         18,743.78
10/31/96          18,536.84          19,615.71      19,615.71         19,260.73
11/30/96          20,127.80          21,299.26      21,299.26         20,716.65
12/31/96          19,958.27          21,119.87      21,119.87         20,306.25
01/31/97          20,630.87          21,831.61      21,831.61         21,574.99
02/28/97          20,983.66          22,187.46      22,187.46         21,744.13
03/31/97          20,238.74          21,386.49      21,386.49         20,850.67
04/30/97          21,021.98          22,197.04      22,197.04         22,095.45
05/31/97          22,266.48          23,495.57      23,495.57         23,440.62
06/30/97          22,814.23          23,825.85      24,068.86         24,490.76


*The adjusted returns above include the effect of applicable sales charges. All returns represent the blended performance of the Fund's retail class shares (for the period from 1/13/97) and the prior performance of the Fund's institutional class shares (for the period from 12/30/91). Retail class shares have higher expenses than institutional class shares. Therefore, total return of retail class shares would have been lower had they been in existence since the Fund's inception. Past performance is not an indication of future results. See page 27 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Top 10 Stocks                                             % of Total Investments
--------------------------------------------------------------------------------
V. F. Corp.                                                                3.1%
Apparel manufacturer
--------------------------------------------------------------------------------
CIGNA Corp.                                                                3.0%
Multi-line insurance holding company
--------------------------------------------------------------------------------
Amoco Corp.                                                                2.9%
International oil company
--------------------------------------------------------------------------------
Mellon Bank Corp.                                                          2.9%
Commercial banking
--------------------------------------------------------------------------------
NICOR, Inc.                                                                2.7%
Natural gas
--------------------------------------------------------------------------------
Ultramar Diamond Shamrock                                                  2.7%
Petroleum products
--------------------------------------------------------------------------------
Repsol SA SP - ADR                                                         2.6%
Integrated oil company in Spain
--------------------------------------------------------------------------------
Anheuser Busch Cos., Inc.                                                  2.5%
Brewery, baking
--------------------------------------------------------------------------------
Bear Stearns Cos.                                                          2.5%
Investment banking, brokerage
--------------------------------------------------------------------------------
Chase Manhattan Corp.                                                      2.4%
Commercial banking
--------------------------------------------------------------------------------
Top Ten Total                                                             27.3%
--------------------------------------------------------------------------------


Top 5 Industries                                          % of Total Investments
--------------------------------------------------------------------------------
Consumer Discretionary                                                    22.0%
--------------------------------------------------------------------------------
Financial and Business Services                                           16.1%
--------------------------------------------------------------------------------
Energy                                                                    12.0%
--------------------------------------------------------------------------------
Utilities                                                                 10.8%
--------------------------------------------------------------------------------
Technology                                                                 9.0%
--------------------------------------------------------------------------------


Portfolio Composition
--------------------------------------------------------------------------------
Common Stock                                                                95%
--------------------------------------------------------------------------------
Cash                                                                         5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Value Fund posted solid results for the year ended June 30, 1997, with returns in line with an average of mutual funds with the same objective (measured by the Lipper Growth and Income Fund Average). Specifically, the Fund's shares increased 26.1%, 25.7% and 24.7% for its Class A, B and C shares, respectively.

   Falling interest rates helped the performance of the Value Fund's finance sector holdings in recent months. Although the portfolio was underweight in this sector relative to the S&P 500 Index, the Fund manager's stock selection resulted in returns that outperformed the Index by more than three percentage points. As the yield on the 30-year Treasury bond decreased from 7.1% to 6.8% during the second quarter, financial firms paid less in interest and therefore boosted earnings.

    An example of a winning stock in the Fund's portfolio is V.F. Corporation, an international apparel company that has been expanding a number of its product lines by introducing new brands and acquiring companies. The company's intimate apparel brands have been the most successful, helping to drive net income much higher than the market's expectations. Growth in the Victoria's Secret private label business, new Vanity Fair product introductions, and a possible purchase of Maidenform Worldwide, Inc. in particular have had a positive effect. The manager currently believes this momentum will continue, and will benefit not only the gross margins of V.F. Corp., but the share price as well.

   With the strong performance in the large-cap market for most of the year, the only aspect of the Fund manager's investment philosophy that somewhat hindered performance was the relative underweighting within certain sectors of the market. For example, in the second quarter of this year the Fund's technology holdings did well, but with a weighting that was less than that of the S&P 500, the sector's performance did not match that of the overall index.

    The Fund's manager believes that the market has yet to fully realize the intrinsic value of many of the portfolio's holdings. Although it is tempting to become very bullish in the current market environment, the manager will adhere to the investment strategy of buying stocks that are a good value.


                                                                              --
                                           See page 31 for financial details. 13
                                                                              --

PIMCO Capital Appreciation Fund


June 30, 1997



OBJECTIVE:

Long-term growth of capital and current income.


PORTFOLIO:

Primarily common stocks of companies with market capitalizations of at least $100 million that have improving fundamentals and whose stock is reasonably valued by the market.


TOTAL NET ASSETS:

$562 million


NUMBER OF SECURITIES IN THE PORTFOLIO

77 (not including short-term instruments)


PIMCO ADVISORS INSTITUTIONAL MANAGER

Cadence Capital Management


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 6/30/97

             A Shares                   B Shares                    C Shares                    Lipper Cap.
             (INCEP. 3/8/91)            (INCEP. 3/8/91)             (INCEP. 3/8/91)   S&P 500   App. Fund
                             Adjusted                   Adjusted    Adjusted          Index     Avg.
-----------------------------------------------------------------------------------------------------------
1 year        31.3%           24.1%      31.0%           26.0%       30.0%            34.7%     14.4%
3 years       26.6%           24.3%      26.5%           25.9%       26.5%            28.9%     19.9%
5 years       20.9%           19.6%      20.9%           20.7%       20.9%            19.8%     15.9%
Inception     18.9%           17.9%      18.9%           --          18.9%            --        --

Change in Value
$10,000 invested at the Fund's inception

[LINE GRAPH APPEARS HERE]

                 CAPITAL              CAPITAL           CAPITAL         S&P
               APPRECIATION         APPRECIATION      APPRECIATION      500
CLASS               A                    B                 C
=========      ===================================================   =========
03/31/91         9,450.00            10,000.00         10,000.00      10,000.00
04/30/91         9,174.72             9,708.70          9,708.70      10,024.00
05/31/91         9,628.37            10,188.75         10,188.75      10,457.04
06/30/91         9,109.92             9,640.12          9,640.12       9,978.10
07/31/91         9,761.59            10,329.72         10,329.72      10,443.08
08/31/91        10,068.09            10,654.06         10,654.06      10,690.59
09/30/91         9,928.77            10,506.64         10,506.64      10,512.05
10/31/91        10,269.03            10,866.70         10,866.70      10,652.91
11/30/91         9,970.84            10,551.15         10,551.15      10,223.60
12/31/91        11,356.11            12,017.05         12,017.05      11,393.18
01/31/92        11,247.92            11,902.56         11,902.56      11,181.27
02/29/92        11,369.37            12,031.08         12,031.08      11,326.62
03/31/92        10,995.69            11,635.65         11,635.65      11,105.76
04/30/92        10,971.96            11,610.54         11,610.54      11,432.26
05/31/92        11,018.85            11,660.15         11,660.15      11,488.28
06/30/92        10,671.87            11,292.98         11,292.98      11,317.34
07/31/92        10,982.95            11,622.17         11,622.17      11,779.65
08/31/92        10,710.25            11,333.60         11,333.60      11,538.52
09/30/92        10,992.35            11,632.12         11,632.12      11,674.10
10/31/92        11,375.77            12,037.85         12,037.85      11,714.37
11/30/92        12,041.96            12,742.81         12,742.81      12,113.25
12/31/92        12,209.10            12,919.69         12,919.69      12,261.88
01/31/93        12,624.16            13,358.90         13,358.90      12,364.39
02/28/93        12,472.43            13,198.34         13,198.34      12,532.91
03/31/93        13,049.01            13,808.48         13,808.48      12,797.36
04/30/93        12,729.41            13,470.27         13,470.27      12,488.05
05/31/93        13,307.09            14,081.58         14,081.58      12,822.10
06/30/93        13,519.93            14,306.80         14,306.80      12,859.67
07/31/93        13,328.61            14,104.35         14,104.35      12,807.97
08/31/93        13,816.24            14,620.36         14,620.36      13,293.91
09/30/93        14,222.60            15,050.37         15,050.37      13,191.94
10/31/93        14,257.89            15,087.72         15,087.72      13,464.89
11/30/93        13,972.95            14,786.19         14,786.19      13,336.57
12/31/93        14,370.64            15,207.03         15,207.03      13,497.81
01/31/94        14,877.17            15,743.04         15,743.04      13,956.73
02/28/94        14,675.56            15,529.69         15,529.69      13,577.95
03/31/94        13,943.37            14,754.89         14,754.89      12,985.95
04/30/94        13,996.21            14,810.80         14,810.80      13,152.43
05/31/94        13,985.57            14,799.55         14,799.55      13,368.26
06/30/94        13,592.06            14,383.13         14,383.13      13,040.60
07/31/94        13,924.31            14,734.72         14,734.72      13,468.85
08/31/94        14,340.44            15,175.07         15,175.07      14,021.08
09/30/94        13,956.32            14,768.59         14,768.59      13,678.26
10/31/94        14,277.07            15,108.01         15,108.01      13,985.61
11/30/94        13,624.22            14,417.17         14,417.17      13,476.26
12/31/94        13,758.99            14,559.77         14,559.77      13,676.11
01/31/95        13,750.54            14,550.84         14,550.84      14,030.73
02/28/95        14,437.53            15,277.81         15,277.81      14,577.51
03/31/95        15,070.85            15,947.99         15,947.99      15,007.69
04/30/95        15,589.68            16,497.01         16,497.01      15,449.67
05/31/95        16,160.29            17,100.84         17,100.84      16,067.19
06/30/95        16,860.11            17,841.38         17,841.38      16,440.43
07/31/95        17,796.71            18,832.50         18,832.50      16,985.60
08/31/95        17,969.50            19,015.34         19,015.34      17,028.23
09/30/95        18,682.23            19,769.56         19,769.56      17,746.82
10/31/95        18,333.24            19,400.25         19,400.25      17,683.46
11/30/95        18,896.34            19,996.13         19,996.13      18,459.77
12/31/95        18,869.56            19,967.79         19,967.79      18,815.30
01/31/96        19,504.70            20,639.90         20,639.90      19,445.78
02/29/96        20,243.78            21,421.99         21,421.99      19,636.13
03/31/96        20,282.25            21,462.70         21,462.70      19,825.23
04/30/96        20,536.93            21,732.21         21,732.21      20,117.45
05/31/96        21,057.88            22,283.47         22,283.47      20,636.28
06/30/96        21,018.86            22,242.18         22,242.18      20,714.90
07/31/96        19,962.11            21,123.92         21,123.92      19,799.72
08/31/96        20,821.44            22,033.27         22,033.27      20,217.30
09/30/96        22,098.83            23,385.01         23,385.01      21,355.13
10/31/96        22,656.24            23,974.86         23,974.86      21,944.10
11/30/96        24,305.23            25,719.82         25,719.82      23,602.85
12/31/96        23,925.15            25,317.62         25,317.62      23,135.28
01/31/97        25,319.99            26,793.64         26,793.64      24,580.77
02/28/97        25,046.53            26,504.27         26,490.87      24,773.49
03/31/97        24,132.34            25,510.36         25,510.71      23,755.54
04/30/97        24,890.09            26,296.08         26,296.44      25,173.75
05/31/97        26,468.12            27,952.73         27,953.12      26,706.33
06/30/97        27,603.61            29,126.75         29,127.15      27,902.77

*The adjusted returns above include the effect of applicable sales charges. All returns represent the blended performance of the Fund's retail class shares (for the period from 1/20/97) and the prior performance of the Fund's institutional class shares (for the period from 3/8/91). Retail class shares have higher expenses than institutional class shares. Therefore, total return of retail class shares would have been lower had they been in existence since the Fund's inception. Past performance is not an indication of future results. See page 27 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Top 10 Stocks                                             % of Total Investments
--------------------------------------------------------------------------------
Travelers Group, Inc.                                                      1.7%
Diversified financial services
--------------------------------------------------------------------------------
AlliedSignal, Inc.                                                         1.7%
Aerospace, automotive, fibers
--------------------------------------------------------------------------------
Kroger Co.                                                                 1.7%
Supermarket/convenience stores
--------------------------------------------------------------------------------
Xerox Corp.                                                                1.7%
Copiers and duplicators
--------------------------------------------------------------------------------
Textron, Inc.                                                              1.6%
Aerospace/commercial
products/financial services
--------------------------------------------------------------------------------
TJX Corp., Inc.                                                            1.6%
Off-price specialty stores
--------------------------------------------------------------------------------
Tyco Labs                                                                  1.6%
Fire protection systems
--------------------------------------------------------------------------------
United Technologies Corp.                                                  1.6%
Aerospace, climate control systems
--------------------------------------------------------------------------------
Perkin-Elmer Corp.                                                         1.6%
Analytical instruments, optics
--------------------------------------------------------------------------------
Dayton-Hudson Corp.                                                        1.6%
Department/specialty stores
--------------------------------------------------------------------------------
Top Ten Total                                                             16.4%
--------------------------------------------------------------------------------

Top 5 Industries                                          % of Total Investments
--------------------------------------------------------------------------------
Financial and Business Services                                           20.4%
--------------------------------------------------------------------------------
Consumer Discretionary                                                    18.9%
--------------------------------------------------------------------------------
Capital Goods                                                             13.3%
--------------------------------------------------------------------------------
Technology                                                                11.7%
--------------------------------------------------------------------------------
Energy                                                                     9.1%
--------------------------------------------------------------------------------

Portfolio Composition
--------------------------------------------------------------------------------
Common Stock                                                                94%
--------------------------------------------------------------------------------
Cash Equivalents                                                             6%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Capital Appreciation Fund had an outstanding 12 months ended June 30, 1997, with returns of 31.3% for Class A shares, 31.0% for Class B shares and 30.0% for Class C shares. These results far exceeded an average of funds with the same objective (measured by the Lipper Capital Appreciation Fund Average). The Fund has also posted strong results for the longer term.

   Although the large-cap market performed well over the last year, as evidenced by the S&P 500's strong return, it was the largest stocks in the Index that were the clear standouts. Known as the "Nifty 50," the 50 largest stocks in the S&P 500 were up 26.2% over the one-year period ended June 30, 1997, compared to 15.8% for the remaining 450 stocks in the Index. Due to what the Fund's manager believes are relatively high valuations, the Capital Appreciation Fund did not have a large exposure to the market's largest companies last year. Yet, astute stock picking and sector rotation in the Fund helped to post returns similar to that of the entire S&P 500 Index.

   Over the past 12 months, the Fund's manager modified the portfolio, decreasing exposure to the technology sector in favor of financial services stocks. These changes were advantageous for the Fund, as technology stocks experienced a sharp correction earlier in the year while falling interest rates have helped the profitability of the financial services sector.

   The Fund's third largest sector, energy, has also proved an outstanding performer for the Fund. Led by three oil services companies, the Fund's exposure to this industry handily beat that of the S&P 500 Index's energy sector. Oil services companies reaped the benefits of stepped-up exploration for oil and natural gas. This higher demand allowed the companies to charge higher prices, driving up corporate profits as well as stock prices.

   Among the other winners in the Fund's portfolio was Dayton-Hudson Corp. The nation's fourth largest general merchandise retailer posted strong results, as both sales and operating profits from its Target discount stores continued to increase. The company's most recent quarterly results reported an 88% increase in operating profits at Target, mostly due to merchandise improvements and cost reductions. Considering this division of Dayton-Hudson accounts for 70% of total sales, and expansion plans into the Northeast are proceeding as expected, the Fund's manager believes the company should continue to offer strong growth potential going forward.

   As the Fund's fiscal year ended, many investors continued to favor large-cap stocks. However, the strong returns of these stocks has led to extremely high valuations in many cases. As a result, the Fund's manager believes its approach of seeking growth stocks that are reasonably priced could be especially beneficial going forward.

--
14                                            See page 32 for financial details.
--

PIMCO Growth Fund


June 30, 1997




OBJECTIVE:

Long-term growth of capital; income is incidental.



PORTFOLIO:

Primarily stocks of larger, well-established companies.



TOTAL NET ASSETS:

$1,717 million



NUMBER OF SECURITIES IN THE PORTFOLIO

55 (not including short-term instruments)



PIMCO ADVISORS INSTITUTIONAL MANAGER

Columbus Circle Investors


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 6/30/97

             A Shares                    B Shares                   C Shares                       Lipper
             (INCEP. 10/26/90)           (INCEP. 5/23/95)           (INCEP. 2/24/84)     S&P 500   Growth
                              Adjusted                   Adjusted   Adjusted             Index     Fund Avg.
-------------------------------------------------------------------------------------------------------------
1 year        20.5%            13.9%      19.6%           14.6%      18.6%               34.7%     24.0%
5 years       15.2%            13.9%      --              --         14.4%               19.8%     16.9%
10 years      --               --         --              --         12.6%               14.7%     12.7%
Inception     17.2%            16.3%      19.9%           18.7%      16.4%               --        --

Change in Value
$10,000 invested at the Fund's inception

[LINE GRAPH APPEARS HERE]


                Growth
                ------------------------
                    C           S&P 500
                ----------    ----------
Value Date
12/31/83         10,000.00     10,000.00
03/31/84         10,250.00     10,173.18
06/30/84         10,180.32      9,911.89
09/30/84         10,986.38     10,872.72
12/31/84         11,211.05     11,076.74
03/31/85         12,138.35     12,093.98
06/30/85         13,073.11     12,980.99
09/30/85         12,627.67     12,449.46
12/31/85         14,632.19     14,591.12
03/31/86         16,917.01     16,649.13
06/30/86         17,948.98     17,630.44
09/30/86         17,409.21     16,400.58
12/31/86         18,025.65     17,314.55
03/31/87         22,171.64     21,011.62
06/30/87         23,276.81     22,066.36
09/30/87         24,640.76     23,522.05
12/31/87         19,396.43     18,223.64
03/31/88         20,073.57     19,257.86
06/30/88         21,608.44     20,537.40
09/30/88         21,007.12     20,607.15
12/31/88         21,213.96     21,241.92
03/31/89         23,104.02     22,747.27
06/30/89         26,246.52     24,751.46
09/30/89         29,902.82     27,398.04
12/31/89         29,159.72     27,961.05
03/31/90         28,351.53     27,119.90
06/30/90         31,667.40     28,821.94
09/30/90         27,507.91     24,866.03
12/31/90         29,245.93     27,091.82
03/31/91         33,846.61     31,020.58
06/30/91         33,555.43     30,946.46
09/30/91         37,155.18     32,597.70
12/31/91         41,492.79     35,327.71
03/31/92         39,837.70     34,436.79
06/30/92         38,913.92     35,090.23
09/30/92         39,722.22     36,197.04
12/31/92         42,356.04     38,015.37
03/31/93         43,420.36     39,674.41
06/30/93         43,932.82     39,864.57
09/30/93         46,415.69     40,891.22
12/31/93         46,303.24     41,839.90
03/31/94         45,392.79     40,319.00
06/30/94         44,352.00     40,488.00
09/30/94         46,650.00     42,468.00
12/31/94         45,958.33     42,461.00
03/31/95         48,645.55     46,595.00
06/30/95         53,790.31     51,044.82
09/30/95         57,281.40     55,102.89
12/31/95         58,583.00     58,420.08
03/31/96         62,342.00     61,557.24
06/30/96         63,612.00     64,321.16
09/30/96         65,997.00     66,308.68
12/31/96         68,848.07     71,838.83
03/31/97         66,286.92     73,764.11
06/30/97         76,070.87     86,643.32


*The adjusted returns above include the effect of applicable sales charges. The line graph above reflects the performance of the Class C shares since inception. Past performance is not an indication of future results. See page 27 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Top 10 Stocks                                             % of Total Investments
--------------------------------------------------------------------------------
HBO & Co.                                                                  3.8%
Hospital information system
--------------------------------------------------------------------------------
Microsoft Corp.                                                            3.7%
Computer software
--------------------------------------------------------------------------------
Schlumberger Ltd.                                                          3.6%
Oil field services
--------------------------------------------------------------------------------
WorldCom, Inc.                                                             3.1%
Long distance telephone services
--------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                  3.1%
Telecommunications systems
--------------------------------------------------------------------------------
CUC International, Inc.                                                    2.8%
Member-based consumer svcs.
--------------------------------------------------------------------------------
Honeywell, Inc.                                                            2.7%
Computer/individual control systems
--------------------------------------------------------------------------------
Allstate Corp.                                                             2.6%
Property, liability life insurance
--------------------------------------------------------------------------------
Warner-Lambert Co.                                                         2.6%
Drugs, toiletries, food
--------------------------------------------------------------------------------
Boeing Co. (The)                                                           2.6%
Jet airplanes manufacturer
--------------------------------------------------------------------------------
Top Ten Total                                                             30.6%
--------------------------------------------------------------------------------

Top 5 Industries                                          % of Total Investments
--------------------------------------------------------------------------------
Technology                                                                33.0%
--------------------------------------------------------------------------------
Health Care                                                               18.9%
--------------------------------------------------------------------------------
Financial and Business Services                                           12.2%
--------------------------------------------------------------------------------
Consumer Discretionary                                                    11.0%
--------------------------------------------------------------------------------
Energy                                                                     5.4%
--------------------------------------------------------------------------------

Portfolio Composition
--------------------------------------------------------------------------------
Common Stock                                                                93%
--------------------------------------------------------------------------------
Cash Equivalents                                                             7%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the one-year period ended June 30, 1997, the Growth Fund produced returns of 20.5%, 19.6% and 18.6%, respectively, for its Class A, B and C shares. These returns fell short of the average return for competitive funds with the same objective (as measured by the Lipper Growth Fund Average). However, over the longer term the Fund has posted strong results. Since its inception, the Fund has outperformed its Lipper Average. In addition, the Fund has had only one down calendar year since its inception in 1984.

   The reason for the Fund's recent under-performance was largely due to its lack of exposure to the largest stocks in the S&P 500 Index. The Fund was not invested in a majority of the "Nifty 50," the 50 largest stocks in the index. While these securities have shown impressive gains over the last year, the Fund's manager believed that, in many cases, the high price-to-earnings ratio of these stocks was not justified. Therefore, the manager felt that the Fund would suffer if these stocks experienced a correction in their share price.

   The Fund did benefit, however, from its increased exposure to the technology and healthcare sectors. The Fund's large position in technology proved beneficial in the second quarter, as many of these companies rebounded strongly after suffering first-quarter losses. Stronger earnings from computer software companies such as Microsoft, and from telecommunications firms such as Lucent Technologies, boosted the overall performance of the industry. The Fund's manager remains optimistic about the long-term prospects for this sector, due to positive supply and demand trends and positive fundamentals.

   In healthcare, the Fund realized strong returns from Warner-Lambert Co. Revenues for two of the company's recently released drugs, the diabetes-treating Rezulin and Lipitor, a cholesterol-lowering medication, greatly exceeded market expectations. An increase in the number of prescriptions and support from medical associations have raised optimism that sales from these two products may triple within the next 18 months, encouraging the Fund's manager to remain optimistic about this security's future.

   Looking ahead, the manager of the Fund currently anticipates maintaining its large weighting in the technology sector, as personal computer demand continues to increase and infrastructure growth overseas offers U.S. companies attractive partnership opportunities. As in the past, the Fund will continue to seek growing companies that are exceeding consensus expectations.

                                                                            ----
See page 33 for financial details.                                           15
                                                                            ----

PIMCO Mid Cap Growth Fund


June 30, 1997




OBJECTIVE:

Growth of capital.



PORTFOLIO:

Primarily common stocks of companies with medium capitalizations that have improving fundamentals and whose stock is reasonably valued.



TOTAL NET ASSETS:

$388 million



NUMBER OF SECURITIES IN THE PORTFOLIO

104 (not including short-term instruments)



PIMCO ADVISORS INSTITUTIONAL MANAGER

Cadence Capital Management



--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 6/30/97

             A Shares                    B Shares                     C Shares                       Lipper
             (INCEP. 8/26/91)            (INCEP. 8/26/91)             (INCEP. 8/26/91)   S&P Mid-    Mid-Cap
                              Adjusted                    Adjusted    Adjusted           Cap Index   Fund Avg.
---------------------------------------------------------------------------------------------------------------
1 year        30.3%             23.2%      29.9%            24.9%       28.9%              23.4%       15.6%
3 years       26.2%             23.8%      26.0%            25.4%       26.0%              22.6%       21.8%
5 years       20.1%             18.8%      20.1%            19.9%       20.1%              17.6%       17.8%
Inception     18.4%             17.3%      18.4%            18.3%       18.4%              --          --


Change in Value
$10,000 invested at the Fund's inception

[LINE GRAPH APPEARS HERE]


                 MID CAP      MID CAP      MID CAP      S&P 500
                 GROWTH       GROWTH       GROWTH       MID CAP
CLASS               A            B            C
=========       =========    =========    =========    =========

08/31/91         9,450.00    10,000.00    10,000.00    10,000.00
09/30/91         9,402.66     9,949.90     9,949.90     9,967.45
10/31/91         9,747.00    10,314.29    10,314.29    10,357.92
11/30/91         9,472.04    10,023.32    10,023.32    10,008.88
12/31/91        10,707.41    11,330.60    11,330.60    11,191.96
01/31/92        10,719.46    11,343.35    11,343.35    11,389.96
02/29/92        10,824.09    11,454.06    11,454.06    11,571.19
03/31/92        10,500.70    11,111.85    11,111.85    11,135.40
04/30/92        10,431.15    11,038.25    11,038.25    11,002.40
05/31/92        10,440.67    11,048.32    11,048.32    11,106.57
06/30/92        10,164.66    10,756.25    10,756.25    10,789.48
07/31/92        10,444.00    11,051.85    11,051.85    11,325.11
08/31/92        10,138.78    10,728.87    10,728.87    11,054.23
09/30/92        10,472.61    11,082.13    11,082.13    11,208.93
10/31/92        10,815.12    11,444.57    11,444.57    11,477.21
11/30/92        11,466.51    12,133.88    12,133.88    12,118.62
12/31/92        11,690.41    12,370.81    12,370.81    12,525.27
01/31/93        12,123.59    12,829.20    12,829.20    12,681.89
02/28/93        11,749.53    12,433.36    12,433.36    12,504.48
03/31/93        12,229.10    12,940.84    12,940.84    12,936.20
04/30/93        11,894.02    12,586.27    12,586.27    12,597.71
05/31/93        12,403.22    13,125.10    13,125.10    13,171.58
06/30/93        12,787.52    13,531.76    13,531.76    13,237.63
07/31/93        12,630.20    13,365.29    13,365.29    13,212.21
08/31/93        13,255.46    14,026.94    14,026.94    13,757.69
09/30/93        13,611.38    14,403.57    14,403.57    13,903.11
10/31/93        13,473.59    14,257.77    14,257.77    13,948.52
11/30/93        13,097.45    13,859.73    13,859.73    13,639.97
12/31/93        13,534.28    14,321.99    14,321.99    14,273.20
01/31/94        13,814.64    14,618.66    14,618.66    14,605.21
02/28/94        13,795.30    14,598.20    14,598.20    14,397.96
03/31/94        13,292.60    14,066.24    14,066.24    13,731.08
04/30/94        13,340.75    14,117.20    14,117.20    13,833.24
05/31/94        13,098.90    13,861.27    13,861.27    13,702.29
06/30/94        12,663.56    13,400.59    13,400.59    13,230.40
07/31/94        12,949.91    13,703.61    13,703.61    13,678.39
08/31/94        13,627.92    14,421.08    14,421.08    14,394.76
09/30/94        13,279.23    14,052.10    14,052.10    14,126.14
10/31/94        13,547.15    15,335.61    14,335.61    14,280.59
11/30/94        12,907.13    13,658.34    13,658.34    13,636.47
12/31/94        13,214.27    13,983.36    13,983.36    13,761.63
01/31/95        13,088.05    13,849.79    13,849.79    13,904.89
02/28/95        13,884.21    14,692.28    14,692.28    14,634.47
03/31/95        14,330.83    15,164.90    15,164.90    14,888.42
04/30/95        14,654.27    15,507.16    15,507.16    15,187.34
05/31/95        15,159.59    16,041.89    16,041.89    15,553.70
06/30/95        16,053.61    16,987.95    16,987.95    16,186.88
07/31/95        17,568.47    18,590.98    18,590.98    17,031.31
08/31/95        17,704.66    18,735.09    18,735.09    17,346.29
09/30/95        17,957.59    19,002.74    19,002.74    17,766.75
10/31/95        17,682.29    18,711.42    18,711.42    17,309.61
11/30/95        18,023.08    19,072.04    19,072.04    18,065.61
12/31/95        18,142.18    19,198.07    19,198.07    18,020.66
01/31/96        18,501.43    19,578.23    19,578.23    18,282.10
02/29/96        18,950.49    20,053.43    20,053.43    18,903.47
03/31/96        19,188.00    20,304.77    20,304.77    19,130.01
04/30/96        19,589.01    20,729.11    20,729.11    19,714.26
05/31/96        19,919.84    21,079.19    21,079.19    19,980.88
06/30/96        19,515.12    20,650.92    20,650.92    19,681.07
07/31/96        18,581.53    19,662.99    19,662.99    18,349.56
08/31/96        19,595.43    20,735.91    20,735.91    19,407.84
09/30/96        20,970.73    22,191.24    22,191.24    20,254.02
10/31/96        21,111.27    22,339.97    22,339.97    20,312.96
11/30/96        22,396.21    23,699.70    23,699.70    21,457.19
12/31/96        22,379.95    23,682.49    23,682.49    21,481.00
01/31/97        23,297.53    24,639.26    24,639.26    22,287.40
02/28/97        22,894.48    24,213.00    24,200.68    22,104.20
03/31/97        22,241.99    23,493.88    23,481.92    21,161.90
04/30/97        22,706.85    23,973.15    23,960.95    21,710.20
05/31/97        24,264.54    25,608.12    25,595.09    23,608.54
06/30/97        25,434.09    26,551.19    26,818.54    24,271.94

*The adjusted returns above include the effect of applicable sales charges. All returns represent the blended performance of the Fund's retail class shares (for the period from 1/13/97) and the prior performance of the Fund's institutional class shares (for the period from 8/26/91). Retail class shares have higher expenses than institutional class shares. Therefore, total return of retail class shares would have been lower had they been in existence since the Fund's inception. Past performance is not an indication of future results. See page 27 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Top 10 Stocks                                             % of Total Investments
--------------------------------------------------------------------------------
Falcon Drilling Co., Inc.                                                  1.7%
Contract drilling: oil/gas
--------------------------------------------------------------------------------
Borders Group, Inc.                                                        1.5%
Book superstores
--------------------------------------------------------------------------------
Consolidated Stores Corp.                                                  1.5%
Retail close-out merchandise
--------------------------------------------------------------------------------
Compuware Corp.                                                            1.5%
Systems software products developer
--------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                                 1.4%
Commercial banking
--------------------------------------------------------------------------------
McAfee Associates, Inc.                                                    1.4%
Network, security software developer
--------------------------------------------------------------------------------
Fort Howard Corp.                                                          1.4%
Paper company
--------------------------------------------------------------------------------
Tandem Computers, Inc.                                                     1.4%
Multi-processor computer systems
--------------------------------------------------------------------------------
Cooper Cameron Corp.                                                       1.4%
Oil & gas industry services/products
--------------------------------------------------------------------------------
Smith International, Inc.                                                  1.4%
Varied line drill, boring equipment
--------------------------------------------------------------------------------
Top Ten Total                                                             14.6%
--------------------------------------------------------------------------------

Top 5 Industries                                          % of Total Investments
--------------------------------------------------------------------------------
Financial and Business Services                                           30.7%
--------------------------------------------------------------------------------
Consumer Discretionary                                                    24.0%
--------------------------------------------------------------------------------
Energy                                                                    14.0%
--------------------------------------------------------------------------------
Technology                                                                11.4%
--------------------------------------------------------------------------------
Health Care                                                                5.6%
--------------------------------------------------------------------------------

Portfolio Composition
--------------------------------------------------------------------------------
Common Stock                                                               100%
--------------------------------------------------------------------------------
Cash Equivalents                                                             0%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Mid Cap Growth Fund posted excellent results for the one-year period ended June 30, 1997, with returns of 30.3% for Class A shares, 29.9% for Class B shares and 28.9% for Class C shares. These returns handily outperformed the S&P Mid-Cap Index and an average of mutual funds with the same objective (as measured by the Lipper Mid-Cap Fund Average). Over the longer term, the Fund has also provided strong results--surpassing both the S&P Mid-Cap Index and the Lipper Average.

   During the past year, the Fund's manager maintained the portfolio's exposure to the financial sector. This strategy proved to be beneficial, as this industry has been a strong performer for the Fund. Helped by lower interest rates, which in turn lowered the interest that financial institutions paid to their account holders, several Fund holdings were able to improve their margins and report better-than-expected earnings. Specific examples include SunAmerica, Inc., a firm that specializes in selling investments to the pre-retirement market, and Public Storage, Inc., the largest self-storage real estate investment trust in the country. The manager remains bullish on this sector going forward, as consolidation and cost-cutting could lead to profitable opportunities in the future.

   Another success for the Fund was its position in the Borders Group, a leading player in the growing superstore and mall-based book retailing industry. The company looks to be on its way to another stellar fiscal year, as quarterly profits exceeded expectations. Driven by the popularity of the book "superstore", where retail outlets sell books along with CDs, cassettes, coffee and desserts, Borders continues to post strong sales growth. The Fund's manager is attracted to the price of the company's stock, as it is well below its historical price level and, the manager feels, trading at a discount.

   There were limited areas within the Fund's portfolio that hindered its performance over the past year. For example, the Fund's holdings in the capital goods and raw materials sectors underperformed the market, yet still added value to the Fund's overall performance.

   Looking ahead, one aspect the Fund's manager will closely monitor is the high market valuations that have resulted from this record bull run. Given this market environment, the manager currently plans to maintain its long-held strategy of investing in growth stocks that have strong upside potential and are reasonably priced.

----
 16                                           See page 35 for financial details.
----

PIMCO Target Fund


June 30, 1997


OBJECTIVE:

Capital appreciation; no consideration given to income.


PORTFOLIO:

Primarily common stocks of companies with medium-sized capitalizations.


TOTAL NET ASSETS:

$1,188 million


NUMBER OF SECURITIES IN THE PORTFOLIO

56 (not including short-term instruments)


PIMCO ADVISORS INSTITUTIONAL MANAGER

Columbus Circle Investors

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 6/30/97

             A Shares                    B Shares                    C Shares            S&P       Lipper
             (INCEP. 12/17/92)           (INCEP. 5/22/95)            (INCEP. 12/17/92)   Mid-Cap   Mid-Cap
                               Adjusted                   Adjusted   Adjusted            Index     Fund Avg.
-------------------------------------------------------------------------------------------------------------
1 year         10.6%              4.5%      9.8%             4.8%       8.7%             23.4%     15.6%
3 years        22.0%             19.7%     --               --         21.1%             22.4%     21.8%
Inception      18.7%             17.2%     20.2%            19.1%      17.8%             --        --

Change in Value
$10,000 invested at the Fund's inception

[LINE GRAPH APPEARS HERE]

                              Target
                              ---------------------------------------------
                                  A                  C          S&P Mid-cap
                              ---------          ---------      -----------
Value Date
09/30/92                       9,450.00          10,000.00      10,000.00
12/31/92                       9,553.95          10,110.00      10,000.00
03/31/93                      10,092.60          10,660.00      10,328.00
06/30/93                      10,791.90          11,380.00      10,568.64
09/30/93                      12,020.40          12,650.00      11,100.25
12/31/93                      11,991.15          12,589.07      11,395.51
03/31/94                      11,695.43          12,255.92      10,962.48
06/30/94                      11,304.00          11,822.00      10,563.00
09/30/94                      12,525.00          13,074.00      11,278.00
12/31/94                      12,454.29          12,978.17      10,987.00
03/31/95                      13,372.18          13,908.84      11,876.00
06/30/95                      14,512.29          15,064.50      12,923.46
09/30/95                      15,845.65          16,414.47      14,184.79
12/31/95                      16,344.72          16,912.00      14,387.64
03/31/96                      17,208.00          17,759.00      15,273.91
06/30/96                      18,556.00          19,122.00      15,713.80
09/30/96                      18,459.00          18,984.00      16,171.07
12/31/96                      19,060.76          19,563.01      17,151.04
03/31/97                      18,132.50          18,575.08      16,895.49
06/30/97                      20,524.18          20,982.41      19,385.89

*The adjusted returns above include the effect of applicable sales charges. The line graph above reflects the performance of the Class A and C shares since inception. Past performance is not an indication of future results. See page 27 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Top 10 Stocks                                             % of Total Investments
--------------------------------------------------------------------------------
Sunbeam-Oster, Inc.                                                        3.7%
Consumer products: outdoor, household
-------------------------------------------------------------------------------
General Nutrition Cos., Inc.                                               3.2%
Chain health product stores operator
--------------------------------------------------------------------------------
National Semiconductor Corp.                                               2.8%
Integrated circuits & transistors
--------------------------------------------------------------------------------
Safeskin Corp.                                                             2.7%
Disposable latex gloves manufacturer
--------------------------------------------------------------------------------
McKesson Corp.                                                             2.5%
Drugs, toiletries/home products distributor
--------------------------------------------------------------------------------
Federal-Mogul Corp.                                                        2.5%
Bearings, transmission products mfr.
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                            2.5%
Integrated circuits mfr.
--------------------------------------------------------------------------------
Greenpoint Financial Corp.                                                 2.4%
Savings bank
--------------------------------------------------------------------------------
Autodesk, Inc.                                                             2.4%
Computer-aided design/drafting
--------------------------------------------------------------------------------
DSC Communications Corp.                                                   2.4%
Digital switching system products
--------------------------------------------------------------------------------
Top Ten Total                                                             27.1%
--------------------------------------------------------------------------------

Top 5 Industries                                          % of Total Investments
--------------------------------------------------------------------------------
Technology                                                                28.3%
--------------------------------------------------------------------------------
Consumer Discretionary                                                    19.1%
--------------------------------------------------------------------------------
Financial and Business Services                                           12.5%
--------------------------------------------------------------------------------
Health Care                                                               11.0%
--------------------------------------------------------------------------------
Energy                                                                     9.6%
--------------------------------------------------------------------------------

Portfolio Composition
--------------------------------------------------------------------------------
Common Stock                                                                97%
--------------------------------------------------------------------------------
Cash                                                                         3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the 12 months ended June 30, 1997, the return of the Target Fund fell below the Lipper Mid-Cap Fund Average, with returns of 10.6% for Class A shares, 9.8% for Class B shares and 8.7% for Class C shares. However, since the Fund's inception, it has outperformed both the Lipper Mid-Cap Average and the Standard & Poor's Mid-Cap Index.

   During the past year, the Fund's manager increased the portfolio's holdings in the technology and the consumer cyclical goods sectors, and decreased holdings in the health sector. Following poor results during the first quarter of 1997, the technology sector rebounded strongly, making a positive contribution to the Fund's performance. The primary factors driving technology's performance were software and semiconductor stocks. Software stocks were helped by spending on innovations to avoid system problems in the year 2000, while semiconductor holdings recovered after experiencing a downward cycle.

   National Semiconductor Corp. was a leading performer for the Target Fund in recent months. Working with state-of-the-art technologies, the integrated circuit and semiconductor manufacturer has been developing many new products to increase cost-effectiveness and efficiency. The company recently introduced an improved Boomer Multimedia Audio System, which is highly useful in multimedia applications due to its greater level of integration for audio amplifiers. National Semiconductor is also focusing on its profitable business of producing complex chips that are used in cellular phones, personal computers and other devices.

   The increase in the Fund's exposure to the financial sector during the first quarter paid off, as this group outperformed in the improved interest rate environment. The lack of inflationary signs kept the Federal Reserve from raising interest rates despite the continued robust economy. The Fund's exposure in this sector focused on regional banks and savings and loans, both of which could potentially benefit from continued industry consolidation.

   An overweighting in the healthcare sector detracted from the Fund's returns, specifically in its biotech exposure. Investors' focus on this industry's high valuations dragged some of the strong performers down, as stocks were sold during profit-taking. The group was also pressured by Medicare reimbursement issues faced by industry-giant Amgen.

   Going forward, the manager will closely monitor the financial and economic conditions for potentially adverse trends. And the manager will continue to focus on strong companies that are posting returns that are exceeding market expectations.

                                                                            ----
                                        See page 37 for financial details.   17
                                                                            ----

PIMCO Small Cap Value Fund


June 30, 1997



OBJECTIVE:

Long-term growth of capital and income.



PORTFOLIO:

Primarily common stocks of companies with small-sized capitalizations and below-average price-to-earnings ratios relative to their industry groups.



TOTAL NET ASSETS:

$79 million



NUMBER OF SECURITIES IN THE PORTFOLIO

102 (not including short-term instruments)



PIMCO ADVISORS INSTITUTIONAL MANAGER

NFJ Investment Group



--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 6/30/97

             A Shares                   B Shares                   C Shares                           Lipper
             (INCEP. 10/1/91)           (INCEP. 10/1/91)           (INCEP. 10/1/91)     Russell       Small-Cap
                             Adjusted                   Adjusted   Adjusted             2000 Index    Fund Avg.
---------------------------------------------------------------------------------------------------------------
1 year        31.7%           24.5%      31.4%           26.4%      30.4%               16.3%         13.7%
3 years       23.0%           20.7%      22.8%           22.2%      22.8%               20.1%         22.0%
5 years       18.1%           16.8%      18.1%           17.9%      18.1%               17.9%         18.7%
Inception     17.6%           16.5%      17.6%           17.5%      17.6%               --            --


Change in Value
$10,000 invested at the Fund's inception

[LINE GRAPH APPEARS HERE]

             SMALL CAP    SMALL CAP    SMALL CAP    RUSSELL 2000
               VALUE        VALUE        VALUE
CLASS            A            B            C
---------    ---------    ---------    ---------    ------------

09/30/91      9,450.00    10,000.00    10,000.00     10,000.00
10/31/91      9,559.18    10,115.53    10,115.53     10,264.40
11/30/91      9,341.28     9,884.95     9,884.95      9,789.36
12/31/91     10,031.57    10,615.42    10,615.42     10,572.71
01/31/92     10,715.32    11,338.96    11,338.96     11,430.16
02/29/92     11,077.91    11,722.65    11,722.65     11,763.80
03/31/92     10,982.49    11,621.68    11,621.68     11,365.71
04/30/92     10,758.83    11,385.01    11,385.01     10,966.66
05/31/92     10,768.40    11,395.14    11,395.14     11,112.52
06/30/92     10,423.81    11,030.49    11,030.49     10,590.34
07/31/92     10,741.50    11,366.66    11,366.66     10,958.46
08/31/92     10,578.02    11,193.67    11,193.67     10,648.56
09/30/92     10,683.80    11,305.61    11,305.61     10,893.79
10/31/92     10,878.70    11,511.85    11,511.85     11,237.60
11/30/92     11,651.51    12,329.64    12,329.64     12,098.18
12/31/92     11,911.45    12,604.71    12,604.71     12,519.32
01/31/93     12,439.10    13,163.07    13,163.07     12,942.72
02/28/93     12,379.35    13,099.84    13,099.84     12,644.26
03/31/93     12,698.04    13,437.08    13,437.08     13,054.44
04/30/93     12,364.35    13,083.97    13,083.97     12,695.57
05/31/93     12,574.42    13,306.27    13,306.27     13,257.10
06/30/93     12,604.43    13,338.02    13,338.02     13,339.43
07/31/93     12,648.66    13,384.82    13,384.82     13,523.64
08/31/93     13,070.61    13,831.34    13,831.34     14,107.59
09/30/93     13,191.17    13,958.91    13,958.91     14,505.71
10/31/93     13,442.68    14,225.06    14,225.06     14,879.23
11/30/93     13,201.32    13,969.65    13,969.65     14,394.47
12/31/93     13,559.45    14,348.62    14,348.62     14,886.33
01/31/94     14,067.51    14,886.25    14,886.25     15,352.71
02/28/94     14,046.24    14,863.74    14,863.74     15,296.98
03/31/94     13,418.89    14,199.88    14,199.88     14,491.29
04/30/94     13,464.68    14,248.33    14,248.33     14,577.22
05/31/94     13,144.09    13,909.09    13,909.09     14,413.23
06/30/94     12,908.99    13,660.31    13,660.31     13,926.93
07/31/94     13,110.79    13,873.85    13,873.85     14,155.89
08/31/94     13,637.37    14,431.08    14,431.08     14,944.37
09/30/94     13,304.23    14,078.55    14,078.55     14,893.71
10/31/94     13,057.22    13,817.16    13,817.16     14,833.54
11/30/94     12,754.32    13,496.63    13,496.63     14,234.12
12/31/94     13,059.78    13,819.88    13,819.88     14,615.16
01/31/95     13,131.03    13,895.27    13,895.27     14,430.57
02/28/95     13,718.81    14,517.26    14,517.26     15,031.32
03/31/95     13,801.10    14,604.34    14,604.34     15,288.95
04/30/95     14,123.43    14,945.43    14,945.43     15,628.67
05/31/95     14,466.46    15,308.42    15,308.42     15,897.33
06/30/95     14,927.78    15,796.59    15,796.59     16,722.09
07/31/95     15,670.19    16,582.21    16,582.21     17,685.28
08/31/95     15,979.32    16,909.33    16,909.33     18,051.19
09/30/95     16,288.44    17,236.44    17,236.44     18,373.58
10/31/95     15,651.86    16,562.81    16,562.81     17,551.91
11/30/95     16,297.05    17,245.56    17,245.56     18,289.27
12/31/95     16,385.85    17,339.52    17,339.52     18,771.74
01/31/96     16,309.75    17,259.00    17,259.00     18,751.47
02/29/96     16,664.86    17,634.78    17,634.78     19,335.95
03/31/96     17,173.46    18,172.97    18,172.97     19,729.44
04/30/96     17,759.93    18,793.58    18,793.58     20,784.37
05/31/96     18,333.65    19,400.69    19,400.69     21,603.48
06/30/96     18,210.19    19,270.04    19,270.04     20,716.44
07/31/96     17,209.91    18,211.55    18,211.55     18,907.07
08/31/96     18,030.65    19,080.06    19,080.06     20,004.81
09/30/96     18,582.09    19,663.58    19,663.58     20,786.60
10/31/96     18,941.16    20,043.56    20,043.56     20,466.28
11/30/96     20,197.92    21,373.46    21,373.46     21,309.49
12/31/96     20,927.93    22,145.96    22,145.96     21,868.01
01/31/97     21,614.36    22,872.34    22,872.34     22,304.93
02/28/97     21,690.02    22,936.39    22,936.39     21,764.04
03/31/97     20,867.96    22,048.75    22,048.75     20,737.00
04/30/97     21,066.21    22,258.21    22,258.21     20,794.85
05/31/97     22,877.90    24,143.48    24,143.48     23,108.28
06/30/97     23,989.77    25,066.08    25,319.27     24,098.70


*The adjusted returns above include the effect of applicable sales charges. All returns represent the blended performance of the Fund's retail class shares (for the period from 1/20/97) and the prior performance of the Fund's institutional class shares (for the period from 10/1/91). Retail class shares have higher expenses than institutional class shares. Therefore, total return of retail class shares would have been lower had they been in existence since the Fund's inception. Past performance is not an indication of future results. See page 27 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Top 10 Stocks                                             % of Total Investments
--------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                                                  1.1%
Specialty/generic products mfr.
--------------------------------------------------------------------------------
Westinghouse Air Brake Co.                                                 1.0%
Train air brakes manufacturer
--------------------------------------------------------------------------------
Bindley Western Industries, Inc.                                           1.0%
Ethical drugs wholesaler
--------------------------------------------------------------------------------
Roadway Express, Inc.                                                      1.0%
Transportation services
--------------------------------------------------------------------------------
Sturm Ruger & Co., Inc.                                                    1.0%
Firearms & titanium manufacturer
--------------------------------------------------------------------------------
Caraustar Industries, Inc.                                                 1.0%
Recycled paperboard/products mfr.
--------------------------------------------------------------------------------

Top 5 Industries                                          % of Total Investments
--------------------------------------------------------------------------------
Materials and Processing                                                  20.0%
--------------------------------------------------------------------------------
Consumer Discretionary                                                    18.5%
--------------------------------------------------------------------------------
Financial and Business Services                                           17.2%
--------------------------------------------------------------------------------
Utilities                                                                  8.2%
--------------------------------------------------------------------------------
Capital Goods                                                              7.5%
--------------------------------------------------------------------------------

Portfolio Composition
--------------------------------------------------------------------------------
Common Stock                                                                90%
--------------------------------------------------------------------------------
Cash Equivalents                                                            10%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Small Cap Value Fund posted excellent results for the year ended June 30, 1997, outperforming its benchmark (the Russell 2000, an unmanaged index of small-cap common stocks) and the Lipper Small-Cap Fund Average by a wide margin. Specifically, the Fund's results were 31.7%, 31.4% and 30.4% for its Class A, B and C shares, respectively.

   Small-cap funds in general have been hindered lately by assets being diverted into other investments, especially large-cap stocks. However, the Fund's value investment style helped it to surpass many competing funds, and to do so with less volatility than the small-cap market in general. Based on the Fund's beta, it was 36% less risky than the average small-cap fund over the past three years.

   Over the past year, the Fund's manager benefited from its positions in the financial and producer durables sectors. As of June 30th, financial services was one of the largest sectors in the Small Cap Value Fund's portfolio. A combination of restructuring within the industry and declining interest rates helped drive this sector's earnings to record levels. Examples of Fund holdings include Raymond James, BankAtlantic and Eaton Vance. The manager believes the forecast for lower interest rates will result in continuing strong potential for the finance sector going forward.

   A specific example of a shining star in the Fund's portfolio is Westinghouse Air Brake Co., North America's largest manufacturer of air brakes and other safety equipment for trains. The company's performance in recent months benefited the Small Cap Value Fund, as it reported an increase in net income greater than the market's expectations. Aggressive efforts for overseas expansion, as evidenced by the opening of offices in Brazil and China, have paid off, as have recent acquisitions of domestic companies. These developments, combined with a relatively low price-to-earnings ratio, make this an attractive stock going forward.

   The Fund's manager currently believes that the market has yet to fully realize the intrinsic value of many of the portfolio's holdings, making them very optimistic about future performance. In pursuing this continued success, the manager remains committed to the investment strategy of buying stocks that are a good value, rather than following the latest trend in the market.

----
 18                                           See page 38 for financial details.
----

PIMCO Opportunity Fund


June 30, 1997



OBJECTIVE:

Capital appreciation; no consideration given to income.


PORTFOLIO:

Primarily stocks of small-capitalization companies.


TOTAL NET ASSETS:

$843 million


NUMBER OF SECURITIES IN THE PORTFOLIO

49 (not including short-term instruments)


PIMCO ADVISORS INSTITUTIONAL MANAGER

Columbus Circle Investors

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 6/30/97

                A Shares                      C Shares                           Lipper
                (INCEP. 12/17/90)             (INCEP. 2/24/84)     Russell       Cap. App.
                                 Adjusted     Adjusted             2000 Index    Fund Avg.
------------------------------------------------------------------------------------------
1 year           -9.6%           -14.5%          -11.1%              16.3%        14.4%
5 years          20.4%            19.0%           19.5%              17.9%        15.9%
10 years         --               --              17.1%              11.2%        11.2%
Inception        25.6%            24.5%           18.0%              --           --

Change in Value
$10,000 invested at the Fund's inception

[LINE GRAPH APPEARS HERE]

                                 Opportunity
                                 ------------------------------
                                      C            Russell 2000
                                 -----------       ------------
Value Date
----------
12/31/83                          10,000.00         10,000.00
03/31/84                          10,090.00         10,059.49
06/30/84                          10,279.96          9,757.09
09/30/84                          11,213.52         10,293.48
12/31/84                          11,199.44          9,995.24
03/31/85                          12,752.05         11,385.91
06/30/85                          13,310.99         11,789.44
09/30/85                          12,462.23         11,275.88
12/31/85                          14,542.86         13,098.82
03/31/86                          16,247.27         14,953.36
06/30/86                          17,824.81         15,678.09
09/30/86                          14,610.13         13,758.34
12/31/86                          15,196.89         13,843.13
03/31/87                          19,250.20         17,209.07
06/30/87                          18,858.34         17,087.21
09/30/87                          20,487.02         17,802.73
12/31/87                          16,170.12         12,629.18
03/31/88                          17,980.79         15,037.92
06/30/88                          19,476.57         16,029.07
09/30/88                          18,642.08         15,878.12
12/31/88                          18,437.40         15,773.09
03/31/89                          20,011.90         16,988.22
06/30/89                          22,137.48         18,069.81
09/30/89                          24,845.61         19,289.84
12/31/89                          24,089.32         18,335.18
03/31/90                          23,503.94         17,929.70
06/30/90                          25,632.60         18,621.26
09/30/90                          21,162.42         14,052.02
12/31/90                          22,320.32         14,758.38
03/31/91                          28,718.44         19,147.21
06/30/91                          27,914.10         18,850.40
09/30/91                          32,667.00         20,387.29
12/31/91                          37,516.87         21,554.89
03/31/92                          40,314.54         23,193.22
06/30/92                          37,476.62         21,590.63
09/30/92                          39,449.08         22,209.03
12/31/92                          48,194.60         25,524.17
03/31/93                          51,898.74         26,614.08
06/30/93                          57,353.20         27,195.06
09/30/93                          66,694.97         29,572.75
12/31/93                          65,621.66         30,347.55
03/31/94                          61,282.12         29,542.00
06/30/94                          52,978.00         28,393.00
09/30/94                          61,767.00         30,364.00
12/31/94                          62,515.22         29,797.00
03/31/95                          66,996.85         31,170.00
06/30/95                          76,733.55         34,090.63
09/30/95                          85,628.55         37,359.92
12/31/95                          88,479.00         38,170.63
03/31/96                          91,692.00         40,128.78
06/30/96                         101,529.00         42,135.22
09/30/96                         100,591.00         42,278.48
12/31/96                          98,689.83         44,476.96
03/31/97                          78,418.94         42,177.50
06/30/97                          91,130.65         49,014.48

*The adjusted returns above include the effect of applicable sales charges. The line graph above reflects the performance of the Class C shares since inception. Past performance is not an indication of future results. See page 27 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Top 10 Stocks                                             % of Total Investments
--------------------------------------------------------------------------------
Comverse Technology, Inc.                                                  6.0%
Computer systems developer
--------------------------------------------------------------------------------
Computer Horizons Corp.                                                    4.0%
Diversified information technology svcs.
--------------------------------------------------------------------------------
Norrell Corp.                                                              3.4%
Temporary personnel services
--------------------------------------------------------------------------------
Glendale Federal Bank FSB                                                  3.3%
Savings bank-California
--------------------------------------------------------------------------------
Airborne Freight Corp.                                                     2.9%
International air express/freight
--------------------------------------------------------------------------------
Wind River Systems                                                         2.6%
Software operating systems developer
--------------------------------------------------------------------------------
RMI Titanium Co.                                                           2.5%
Titanium metal products producer
--------------------------------------------------------------------------------
Cognos, Inc.                                                               2.4%
Information systems software developer
--------------------------------------------------------------------------------
Data General                                                               2.3%
General purpose computers
--------------------------------------------------------------------------------
Brightpoint, Inc.                                                          2.2%
Cellular phone wholesaler
--------------------------------------------------------------------------------
Top Ten Total                                                             31.6%
--------------------------------------------------------------------------------

Top 5 Industries                                          % of Total Investments
--------------------------------------------------------------------------------
Technology                                                                45.3%
--------------------------------------------------------------------------------
Consumer Services                                                          9.9%
--------------------------------------------------------------------------------
Consumer Discretionary                                                     8.5%
--------------------------------------------------------------------------------
Financial and Business Services                                            6.0%
--------------------------------------------------------------------------------
Energy                                                                     5.6%
--------------------------------------------------------------------------------

Portfolio Composition
--------------------------------------------------------------------------------
Common Stock                                                                91%
--------------------------------------------------------------------------------
Cash Equivalents                                                             9%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

Although the Opportunity Fund's second-quarter performance showed a profound turnaround with a 16% return, for the year ended June 30, 1997 it trailed its benchmark, the Russell 2000 Index (an unmanaged index of small-cap stocks). Specifically, for the year ended June 30, 1997, the Fund's shares decreased 9.6% and 11.1% for its Class A and C shares, respectively.

   However, over the longer-term, the Fund has been a strong performer. Over the last 5-, 10-year and since inception periods ended June 30, 1997, the Fund has handily outperformed funds with the same objective (measured by the Lipper Capital Appreciation Fund Average) and the Russell 2000 Index.

   Over the last year, investors have clearly favored large-capitalization (large-cap) stocks over small-cap stocks. The increased demand for large-caps significantly drives up their prices relative to their small-cap counterparts. The Opportunity Fund faltered during this period, as many of the fundamentally sound stocks in its portfolio dropped during a widespread sell-off. However, investors have recognized that many small-cap stocks now represent significant values, and the prices of the Fund's holdings now appear to be back in sync with their business prospects.

   The Fund's recent rebound was led by its holdings in the technology sector. The Fund increased its exposure to this sector by more than 10% during the second quarter, just in time to reap the benefits of a rally in technology stocks. An example of a winning holding in this sector was Wind River Systems, Inc., a firm that develops advanced software operating systems. One such product was recently employed by NASA, to help it control the journey of the Mars Pathfinder probe. Pathfinder, which landed on Mars on July 4th, utilized the system as the main software running the flight and communications of this historical operation.

   Looking ahead, the manager currently believes that small-cap stocks are coming back into favor, as the high valuations of large-cap stocks leave them especially vulnerable to price drops brought on by negative news. Given this, the manager feels the future for small-cap stocks is bright, especially relative to the rest of the market. And the manager believes that technology will continue to offer outstanding reward potential over the long term.

                                                                             --
                                       See page 40 for financial details.    19
                                                                             --

PIMCO International Developed Fund

June 30, 1997


OBJECTIVE:


Long-term growth of capital.

PORTFOLIO:

Primarily international equity securities (developed markets).


TOTAL NET ASSETS:

$100 million


NUMBER OF SECURITIES IN THE PORTFOLIO

158 (not including short-term instruments)


PIMCO ADVISORS INSTITUTIONAL MANAGER

Blairlogie Capital Management

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 6/30/97

             A Shares               B Shares             C Shares         MSCI    Lipper
             (INCEP. 6/8/93)        (INCEP. 6/8/93)      (INCEP. 6/8/93)  EAFE    International
                         Adjusted           Adjusted     Adjusted         Index   Fund Avg.
------------------------------------------------------------------------------------------------
1 year       9.7%        3.7%       9.6%        4.6%     8.6%             12.8%   16.5%
3 years      9.7%        7.7%       9.7%        8.8%     9.7%              9.1%   10.9%
Inception    11.2%       9.6%       11.1%       10.8%    11.1%              --      --

Change in Value
$10,000 invested at the Fund's inception

                             [GRAPH APPEARS HERE]

              INTERNATIONAL    INTERNATIONAL    INTERNATIONAL     EAFE
                DEVELOPED        DEVELOPED        DEVELOPED
CLASS               A                B                C
=========     ===============================================   =========

06/30/93         9,450.00        10,000.00        10,000.00     10,000.00
07/31/93         9,831.13        10,403.31        10,403.31     10,352.35
08/31/93        10,505.43        11,116.86        11,116.86     10,913.55
09/30/93        10,251.34        10,847.98        10,847.98     10,670.29
10/31/93        10,496.12        11,107.00        11,107.00     11,001.46
11/30/93         9,632.08        10,192.67        10,192.67     10,042.12
12/31/93        10,356.11        10,958.85        10,958.85     10,769.51
01/31/94        11,263.50        11,919.05        11,919.05     11,682.35
02/28/94        11,184.60        11,835.56        11,835.56     11,652.40
03/31/94        10,799.95        11,428.51        11,428.51     11,153.00
04/30/94        11,263.50        11,919.05        11,919.05     11,628.69
05/31/94        11,224.05        11,877.30        11,877.30     11,564.41
06/30/94        11,381.86        12,044.30        12,044.30     11,730.43
07/31/94        11,618.57        12,294.78        12,294.78     11,845.86
08/31/94        11,756.65        12,440.90        12,440.90     12,128.91
09/30/94        11,362.13        12,023.42        12,023.42     11,749.56
10/31/94        11,724.69        12,407.08        12,407.08     12,143.56
11/30/94        11,082.10        11,727.09        11,727.09     11,562.61
12/31/94        11,086.01        11,731.23        11,731.23     11,637.74
01/31/95        10,726.07        11,350.34        11,350.34     11,193.39
02/28/95        10,849.48        11,480.93        11,480.93     11,164.18
03/31/95        11,456.23        12,122.99        12,122.99     11,863.61
04/30/95        11,867.58        12,558.29        12,558.29     12,312.98
05/31/95        11,764.74        12,449.46        12,449.46     12,169.36
06/30/95        11,559.07        12,231.82        12,231.82     11,959.18
07/31/95        12,381.78        13,102.41        13,102.41     12,706.99
08/31/95        12,320.07        13,037.11        13,037.11     12,225.35
09/30/95        12,505.18        13,233.00        13,233.00     12,467.29
10/31/95        12,169.36        12,877.63        12,877.63     12,135.35
11/30/95        12,604.72        13,338.33        13,338.33     12,476.18
12/31/95        12,985.22        13,740.97        13,740.97     12,982.09
01/31/96        13,105.35        13,868.09        13,868.09     13,038.43
02/29/96        13,116.27        13,879.65        13,879.65     13,085.76
03/31/96        13,389.30        14,168.57        14,168.57     13,366.97
04/30/96        13,913.51        14,723.29        14,723.29     13,758.89
05/31/96        13,618.64        14,411.26        14,411.26     13,509.03
06/30/96        13,695.09        14,492.16        14,492.16     13,588.33
07/31/96        13,214.56        13,983.66        13,983.66     13,194.54
08/31/96        13,192.72        13,960.55        13,960.55     13,226.87
09/30/96        13,520.35        14,307.25        14,307.25     13,581.61
10/31/96        13,442.06        14,203.24        14,203.24     13,446.07
11/30/96        13,869.83        14,677.07        14,677.07     13,984.45
12/31/96        13,741.90        14,541.70        14,541.70     13,807.96
01/31/97        13,317.28        14,092.36        14,092.36     13,327.86
02/28/97        13,535.68        14,323.47        14,323.47     13,549.10
03/31/97        13,547.86        14,323.47        14,323.47     13,601.54
04/30/97        13,719.92        14,505.38        14,505.38     13,677.03
05/31/97        14,374.36        15,198.74        15,198.74     14,570.41
06/30/97        15,029.83        15,562.05        15,879.64     15,377.17


*The adjusted returns above include the effect of applicable sales charges. All returns represent the blended performance of the Fund's retail class shares (for the period from 1/20/97) and the prior performance of the Fund's institutional class shares (for the period from 6/8/93). Retail class shares have higher expenses than institutional class shares. Therefore, total return of retail class shares would have been lower had they been in existence since the Fund's inception. Past performance is not an indication of future results. See page 27 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Top Holdings in                                                   % of Total
Selected Countries                                               Investments
--------------------------------------------------------------------------------
Belgium/Belgium Webs                                                    3.5%
--------------------------------------------------------------------------------
Japan/NEC Corp.                                                         1.8%
--------------------------------------------------------------------------------
Switzerland/Roche                                                       1.8%
--------------------------------------------------------------------------------
Germany/Veba                                                            1.7%
--------------------------------------------------------------------------------
Netherlands/Royal Dutch Petroleum                                       1.5%
--------------------------------------------------------------------------------
Italy/ENI                                                               1.4%
--------------------------------------------------------------------------------
France/Elf Aquitaine                                                    1.2%
--------------------------------------------------------------------------------
United Kingdom/Lloyds TSB                                               1.0%
--------------------------------------------------------------------------------
Finland/Nokia                                                           1.0%
--------------------------------------------------------------------------------
Singapore/Overseas Chinese Bank                                         0.7%
--------------------------------------------------------------------------------

Top 5 Industries                                        % of Total Investments
--------------------------------------------------------------------------------
Japan                                                                  26.1%
--------------------------------------------------------------------------------
Germany                                                                12.0%
--------------------------------------------------------------------------------
United Kingdom                                                         10.9%
--------------------------------------------------------------------------------
France                                                                 10.8%
--------------------------------------------------------------------------------
Switzerland                                                             8.9%
--------------------------------------------------------------------------------

Regional Breakdown
--------------------------------------------------------------------------------
Stocks:  Europe                                                        62.7%
--------------------------------------------------------------------------------
         Japan                                                         26.1%
--------------------------------------------------------------------------------
         Pacific/Far East                                               8.8%
--------------------------------------------------------------------------------

Portfolio Composition
-------------------------------------------------------------------------------
Common Stock                                                             98%
--------------------------------------------------------------------------------
Cash Equivalents                                                          2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the year ended June 30, 1997, shares of the International Developed Fund increased 9.7%, 9.6% and 8.6% for its Class A, B and C shares, respectively. These returns fell short of the Fund's benchmark (the MSCI EAFE Index).

   The major factor that limited performance for the Fund was the strength of the U.S. dollar versus many European countries. The value of the German mark and the French franc declined relative to the dollar, and, as a result, the strong returns of the stocks from those foreign markets were much lower when measured in U.S. terms. This was true for Italy as well, where the Milan market's returns were nearly cut in half when exchanged into U.S. dollars, due to the declining lira.

   In Japan, on the other hand, the yen began to appreciate against the dollar, and the stock market rebounded after a disappointing 1996. A national sales tax in Japan had a less serious impact than was anticipated, and investors moved additional assets into the country as opportunities rose. The Hong Kong market rose almost 20% during the last three months in anticipation of its transfer back to Chinese rule, with property companies benefiting from optimism for the future. The manager raised the Fund's exposure to Singapore, as the country appears safe from recent currency worries and has a stable economic outlook.

   Turning to specific success stories, Royal Dutch Shell was a significant contributor to the Fund and continues to display promising growth potential. The company has posted strong results thus far in 1997, and the manager believes this could continue despite the relatively flat outlook for oil prices. This optimism is driven by several factors, including a successful cost-reduction program, strong cash flow that has increased the likelihood of higher dividend payouts, and successful exploration.

   Looking ahead, the Fund's manager plans to remain overweight in European stocks, especially those of Germany and the Scandinavian countries. In Germany, the recession, which began in 1991 after the collapse of the Berlin Wall, has helped exporters through currency depreciation, but the domestic economy has suffered greatly. Now, however, there are signs of a turnaround in the economy, and the recovery is expected to trickle down into general corporate earnings growth.


----
 20                                           See page 41 for financial details.
----

PIMCO International Fund

June 30, 1997

OBJECTIVE:

Capital appreciation; income is incidental.


PORTFOLIO:

Primarily stocks of foreign (non-U.S.) companies.


TOTAL NET ASSETS:

$195 million


NUMBER OF SECURITIES
IN THE
PORTFOLIO

257 (not including short-term instruments)


PIMCO ADVISORS INSTITUTIONAL MANAGER

Blairlogie Capital Management
--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------



Average Annual Total Return   For periods ended 6/30/97
             A Shares               B Shares                 C Shares          MSCI    Lipper
             (INCEP. 2/1/91)        (INCEP. 5/22/95)         (INCEP. 8/25/86)  EAFE    International
                         Adjusted               Adjusted     Adjusted          Index   Fund Avg.
----------------------------------------------------------------------------------------------------
1 year       10.1%           4.1%       9.3%        4.3%     8.3%              12.8%   16.5%

5 years      10.1%           8.8%        --          --      9.2%              12.8%   12.3%

10 years       --             --         --          --      6.1%               6.6%    8.7%

Inception     9.3%           8.3%      10.7%        9.4%     7.4%                --      --

Change in Value
$10,000 invested at the Fund's inception


                        International
                        ------------------------
                             C            EAFE
                        ----------    ----------
Value Date
06/30/86                 10,000.00     10,000.00
09/30/86                  9,700.00      9,897.35
12/31/86                  9,920.00     10,286.26
03/31/87                 11,890.00     12,680.31
06/30/87                 12,100.00     13,574.85
09/30/87                 12,870.00     14,337.97
12/31/87                 10,507.27     12,820.01
03/31/88                 11,067.80     14,774.49
06/30/88                 11,408.52     14,126.27
09/30/88                 11,067.80     14,217.17
12/31/88                 11,617.35     16,444.08
03/31/89                 12,100.95     16,489.62
06/30/89                 12,826.34     15,472.23
09/30/89                 14,650.83     17,389.16
12/31/89                 14,929.18     18,176.71
03/31/90                 13,507.36     14,582.61
06/30/90                 14,856.89     15,975.94
09/30/90                 12,097.58     12,589.27
12/31/90                 12,615.04     13,914.87
03/31/91                 13,556.06     14,949.15
06/30/91                 13,160.56     14,133.43
09/30/91                 14,306.14     15,345.10
12/31/91                 15,127.54     15,602.19
03/31/92                 14,114.41     13,750.68
06/30/92                 14,003.38     14,041.40
09/30/92                 13,767.45     14,253.06
12/31/92                 14,243.58     13,703.02
03/31/93                 15,588.73     15,345.57
06/30/93                 16,336.03     16,889.08
09/30/93                 17,815.69     18,009.21
12/31/93                 19,010.96     18,164.09
03/31/94                 18,203.60     18,799.83
06/30/94                 18,432.00     19,760.00
09/30/94                 19,133.00     19,779.00
12/31/94                 17,455.78     19,578.00
03/31/95                 16,957.93     19,942.00
06/30/95                 17,424.67     20,087.58
09/30/95                 18,280.34     20,925.23
12/31/95                 18,467.00     21,772.70
03/31/96                 19,323.00     22,401.93
06/30/96                 19,914.00     22,755.88
09/30/96                 19,401.00     22,726.30
12/31/96                 19,530.99     23,105.83
03/31/97                 19,739.97     22,759.24
06/30/97                 21,763.32     25,731.60


*The adjusted returns above include the effect of applicable sales charges. The line graph above reflects the performance of the Class C shares since inception. Past performance is not an indication of future results. See page 27 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------


Top Holdings in                                                   % of Total
Selected Countries                                               Investments
--------------------------------------------------------------------------------
Belgium/Webs-Belgium                                                    2.6%
--------------------------------------------------------------------------------
Switzerland/Novartis                                                    2.1%
--------------------------------------------------------------------------------
Netherlands/Royal Dutch Petroleum                                       1.4%
--------------------------------------------------------------------------------
Japan/Hitachi                                                           1.3%
--------------------------------------------------------------------------------
Italy/ENI                                                               1.3%
--------------------------------------------------------------------------------
Germany/Volkswagen                                                      1.3%
--------------------------------------------------------------------------------
Finland/Nokia                                                           1.2%
--------------------------------------------------------------------------------
France/Elf Aquitaine                                                    0.8%
--------------------------------------------------------------------------------
Israel/ECI Telecom                                                      0.6%
--------------------------------------------------------------------------------
Malaysia/Telekom Malaysia                                               0.6%
--------------------------------------------------------------------------------

Top 5 Countries                                           % of Total Investments
--------------------------------------------------------------------------------
Japan                                                                  15.6%
--------------------------------------------------------------------------------
Germany                                                                 9.5%
--------------------------------------------------------------------------------
Switzerland                                                             9.0%
--------------------------------------------------------------------------------
France                                                                  7.5%
--------------------------------------------------------------------------------
Italy                                                                   6.5%
--------------------------------------------------------------------------------

Regional Breakdown
--------------------------------------------------------------------------------
Stocks:  Europe                                                        57.1%
--------------------------------------------------------------------------------
         Japan                                                         15.6%
--------------------------------------------------------------------------------
         Pacific/Far East                                              15.0%
--------------------------------------------------------------------------------
         Latin America                                                  8.6%
--------------------------------------------------------------------------------
         Middle East                                                    3.7%
--------------------------------------------------------------------------------



Portfolio Composition
--------------------------------------------------------------------------------
Common Stock                                                            100%
--------------------------------------------------------------------------------
Cash Equivalents                                                          0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the year ended June 30, 1997, the International Fund's shares increased 10.1%, 9.3% and 8.3% for its Class A, B and C shares, respectively. These returns fell short of the Fund's benchmark (the MSCI EAFE Index).

   The major factor hindering the Fund's performance was the strength of the U.S. dollar versus the currencies of many European countries. In particular, the German mark and French franc declined relative to the dollar, diluting the strong returns of the stocks from those foreign markets. This was true for Italy as well, where the Milan market's returns were nearly cut in half when exchanged into U.S. dollars. On the flip-side, the Fund benefited from currency exchange in its investments in Brazil. Brazil has linked its currency to the U.S. dollar and is also experiencing very little inflation and low interest rates as a result, making it a strong investment region for the Fund.

   Country allocation contributed strongly to the Fund over the past year. For example, in continental Europe, Germany posted solid results for the Fund in recent months. Companies that export their products, including automobile and capital goods manufacturers, made the most of the declining currency, taking advantage of the devaluating German mark by concentrating on overseas revenues.

   For example, Germany's Volkswagen AG, the auto maker, had a strong second quarter, with sales increasing due to recently introduced European models such as VW Passat, Audi A3, Audi A6, and Skoda Octavia. The stock was further helped by optimism about the upcoming launch of the fourth generation Golf, followed by the comeback of the VW Beetle in January 1998. After 20 years out of U.S. markets, the new Beetle will be aimed at middle-aged baby boomers and a new, younger following. The manager believes these upcoming introductions, along with lower expenses due to shorter assembly time, should continue to support Volkswagen's earnings going forward.

   Individual stock selection, on the other hand, detracted slightly from the Fund's overall returns. Select holdings in India and Malaysia, such as the textile company Raymond Woollens and the auto company Proton Saga, are examples of securities that hindered overall performance. The manager is almost finished removing these securities from the Fund, and expects better results in these markets in the future.

  Looking ahead, the manager currently intends to focus on existing areas of strength, such as Germany and Brazil. At the same time, while the Fund will maintain some emerging market exposure, the manager will avoid markets such as Venezuela and Thailand, which it considers currently to be fundamentally weak.

                                                                            ----
                                       See page 43 for financial details.    21
                                                                            ----

PIMCO Emerging Markets Fund


June 30, 1997


OBJECTIVE:

Long-term growth of capital.


PORTFOLIO:

Primarily common stocks of companies located in emerging market countries.


TOTAL NET ASSETS:

$55 million


NUMBER OF SECURITIES IN THE PORTFOLIO

203 (not including short-term instruments)


PIMCO ADVISORS INSTITUTIONAL MANAGER

Blairlogie Capital Management

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 6/30/97

             A Shares                 B Shares                   C Shares           MSCI     Lipper
             (INCEP. 6/1/93)          (INCEP. 6/1/93)            (INCEP. 6/1/93)    EMF      Emg. Mkts
                            Adjusted                  Adjusted   Adjusted           Index    Fund Avg.
------------------------------------------------------------------------------------------------
1 year        10.7%          4.6%      10.3%           5.3%         9.3%            10.6%    18.1%
3 years        2.2%          0.3%       2.1%           1.1%         2.1%             5.0%     6.8%
Inception     11.2%          9.7%      11.1%          10.8%        11.1%            --       --

Change in Value
$10,000 invested at the Fund's inception

[LINE GRAPH APPEARS HERE]


                EMERGING        EMERGING        EMERGING           MSCI
                MARKETS         MARKETS         MARKETS          EMERGING
CLASS              A               B               C               MKTS
=========       ========================================         ========
05/31/93         9,450.00       10,000.00       10,000.00        10,000.00
06/30/93         9,591.75       10,150.00       10,150.00        10,296.33
07/31/93         9,884.70       10,460.00       10,460.00        10,568.49
08/31/93        10,858.05       11,490.00       11,490.00        11,460.90
09/30/93        11,065.95       11,710.00       11,710.00        11,880.00
10/31/93        11,861.85       12,552.22       12,552.22        12,945.96
11/30/93        12,751.24       13,493.38       13,493.38        13,518.84
12/31/93        14,785.92       15,646.48       15,646.48        15,753.27
01/31/94        15,735.12       16,650.92       16,650.92        16,040.08
02/28/94        15,304.56       16,195.30       16,195.30        15,754.74
03/31/94        14,120.51       14,942.34       14,942.34        14,328.99
04/30/94        13,719.30       14,517.78       14,517.78        14,042.42
05/31/94        14,384.72       15,221.92       15,221.92        14,523.04
06/30/94        13,660.59       14,455.65       14,455.65        14,122.73
07/31/94        14,433.65       15,273.70       15,273.70        15,000.73
08/31/94        16,067.83       17,002.99       17,002.99        16,862.67
09/30/94        16,596.25       17,562.16       17,562.16        17,054.29
10/31/94        16,175.47       17,116.90       17,116.90        16,746.49
11/30/94        15,392.63       16,288.49       16,288.49        15,875.56
12/31/94        13,635.77       14,429.39       14,429.39        14,600.91
01/31/95        11,820.42       12,508.38       12,508.38        13,047.50
02/28/95        11,232.49       11,886.24       11,886.24        12,712.85
03/31/95        11,057.15       11,700.68       11,700.68        12,793.40
04/30/95        11,624.44       12,301.00       12,301.00        13,367.75
05/31/95        12,150.48       12,857.66       12,857.66        14,078.79
06/30/95        12,233.00       12,944.97       12,944.97        14,121.02
07/31/95        12,439.29       13,163.27       13,163.27        14,437.37
08/31/95        12,212.37       12,923.14       12,923.14        14,096.61
09/30/95        12,140.17       12,846.74       12,846.74        14,030.46
10/31/95        11,690.26       12,370.65       12,370.65        13,494.43
11/30/95        11,399.82       12,063.30       12,063.30        13,254.25
12/31/95        11,926.42       12,620.55       12,620.55        13,842.76
01/31/96        12,925.49       13,677.77       13,677.77        14,826.94
02/29/96        12,582.06       13,314.35       13,314.35        14,591.14
03/31/96        12,717.35       13,457.52       13,457.52        14,704.89
04/30/96        13,144.04       13,909.04       13,909.04        15,293.16
05/31/96        13,112.82       13,876.00       13,876.00        15,224.32
06/30/96        13,175.26       13,942.08       13,942.08        15,318.79
07/31/96        12,072.12       12,774.73       12,774.73        14,272.60
08/31/96        12,457.18       13,182.20       13,182.20        14,638.01
09/30/96        12,613.28       13,347.39       13,347.39        14,765.43
10/31/96        12,155.38       12,862.83       12,862.83        14,371.22
11/30/96        12,373.92       13,094.10       13,094.10        14,612.62
12/31/96        12,501.72       13,229.33       13,229.33        14,675.11
01/31/97        13,411.85       14,192.43       14,192.43        15,675.89
02/28/97        13,904.06       14,713.29       14,713.29        16,346.90
03/31/97        13,580.10       14,348.40       14,348.40        15,917.06
04/30/97        13,433.43       14,181.96       14,181.96        15,945.69
05/31/97        13,935.84       14,713.78       14,713.78        16,401.65
06/30/97        14,585.25       15,071.27       15,378.85        17,280.32

*The adjusted returns above include the effect of applicable sales charges. All returns represent the blended performance of the Fund's retail class shares (for the period from 1/20/97) and the prior performance of the Fund's institutional class shares (for the period from 6/1/93). Retail class shares have higher expenses than institutional class shares. Therefore, total return of retail class shares would have been lower had they been in existence since the Fund's inception. Past performance is not an indication of future results. See page 27 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Top Holdings in                                                       % of Total
Selected Countries                                                   Investments
--------------------------------------------------------------------------------
Brazil/Telebras ADR                                                        2.9%
--------------------------------------------------------------------------------
Mexico/Telefonos de Mexico ADR                                             2.0%
--------------------------------------------------------------------------------
Korea/Korea Electric Power                                                 1.7%
--------------------------------------------------------------------------------
Portugal/Portugal Telecom                                                  1.4%
--------------------------------------------------------------------------------
Chile/Telecom de Chile ADR                                                 1.4%
--------------------------------------------------------------------------------
India/Tata Engineering                                                     1.3%
--------------------------------------------------------------------------------
Malaysia/Telekom Malaysia                                                  1.2%
--------------------------------------------------------------------------------
Israel/Teva                                                                1.0%
--------------------------------------------------------------------------------
South Africa/Nedcor GDR                                                    0.8%
--------------------------------------------------------------------------------
Turkey/Arcelik                                                             0.7%
--------------------------------------------------------------------------------

Top 5 Countries                                           % of Total Investments
Brazil                                                                    13.7%
--------------------------------------------------------------------------------
Malaysia                                                                   9.5%
--------------------------------------------------------------------------------
Mexico                                                                     9.4%
--------------------------------------------------------------------------------
India                                                                      8.8%
--------------------------------------------------------------------------------
Israel                                                                     6.0%
--------------------------------------------------------------------------------

Regional Breakdown
--------------------------------------------------------------------------------
Stocks:  Pacific/Far East                                                 34.3%
--------------------------------------------------------------------------------
         Latin America                                                    33.2%
--------------------------------------------------------------------------------
         Mid-East/Africa                                                  13.9%
--------------------------------------------------------------------------------
         Europe                                                           18.0%
--------------------------------------------------------------------------------

Portfolio Composition
--------------------------------------------------------------------------------
Common Stock                                                                99%
--------------------------------------------------------------------------------
Corporate Bonds & Notes                                                      1%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Emerging Markets Fund produced solid results for the year ended June 30, 1997, as the Fund's shares increased 10.7%, 10.3% and 9.3% for its Class A, B and C shares, respectively. These returns were similar to that of the Fund's benchmark (the MCSI Emerging Markets Free Index).

   The manager's country allocations added significant value to the Fund over the past year. In particular, Latin America was very strong over the last quarter, led by Brazil, which was up 34%, Mexico (+25%) and Chile (+16%). After the currency shocks of 1994, these countries' economies have been able to continue their growth in an environment of relatively low inflation. In addition, Chile's performance was aided by interest rates that have fallen much faster than anticipated.

   One success story for the Fund outside of Latin America was Tata Engineering (Telco), the largest truck manufacturer in India. This company is part of the Tata group conglomerate, whose products range from steel to software. In an expanding economy such as India's, lack of modern transportation systems is often the most serious impediment to growth. As the lead time to improve the rail system is long, the increased traffic of goods has to be accommodated on the roads. Tata Engineering has greatly expanded capacity to take care of this situation.

   Stock selection within other countries detracted slightly from returns. Specifically, certain holdings in India and Malaysia, including the textile company Raymond Woollens and the auto company Proton Saga, limited overall performance. The manager has since sold both of these securities, and expects better results in these markets in the future.

   The Fund's manager continues to prefer the Latin American markets to those of Asia, as the effects of the 1994 devaluation of the Mexican peso still keep the valuations of Latin American countries relatively inexpensive. Brazil is an example of a strong Latin American holding, as this country has linked its currency to the U.S. dollar. As a result, Brazil has experienced very little inflation and has low interest rates. One Latin American market the manager plans to avoid is Venezuela, where stock prices have risen very fast, but where the fundamentals are believed to be weaker compared to those of other countries.

   Looking ahead, the Fund manager continues to believe that exposure to emerging market stocks makes sense for aggressive investors looking to diversify their portfolios.

----
 22                                           See page 46 for financial details.
----

PIMCO Innovation Fund


June 30, 1997




OBJECTIVE:

Capital appreciation; no consideration given to income.



PORTFOLIO:

Primarily technology-related stocks of companies of all sizes.



TOTAL NET ASSETS:

$271 million



NUMBER OF SECURITIES IN THE PORTFOLIO

41 (not including short-term instruments)



PIMCO ADVISORS INSTITUTIONAL MANAGER

Columbus Circle Investors


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 6/30/97

             A Shares                     B Shares                    C Shares                      Lipper
             (INCEP. 12/22/94)            (INCEP. 5/22/95)            (INCEP. 12/22/94)   S&P 500   Sc. & Tech.
                               Adjusted                    Adjusted   Adjusted            Index     Fund Avg.
---------------------------------------------------------------------------------------------------------------
1 year         5.9%              0.1%       5.1%             0.1%        4.1%             34.7%     19.3%
Inception     26.5%             23.7%      21.4%            20.2%       25.5%             --        --

Change in Value
$10,000 invested at the Fund's inception

[LINE GRAPH APPEARS HERE]



             Innovation
             ---------------------------------
                 A           C        S&P 500
             ---------------------------------
Value Date
09/30/94       9,450.00  10,000.00  10,000.00
12/31/94       9,431.10   9,980.00  10,000.00
03/31/95      10,253.25  10,830.00  10,974.00
06/30/95      12,162.15  12,820.00  12,022.02
09/30/95      13,929.30  14,650.00  12,977.77
12/31/95      13,706.28  14,394.00  13,759.03
03/31/96      14,064.00  14,752.00  14,497.89
06/30/96      16,144.00  16,892.00  15,148.84
09/30/96      16,695.00  17,445.00  15,616.94
12/31/96      16,940.42  17,664.81  16,919.40
03/31/97      14,811.01  15,410.78  17,372.84
06/30/97      17,096.34  17,747.05  20,406.13


*The adjusted returns above include the effect of applicable sales charges. The line graph above reflects the performance of the Class A and C shares since inception. Past performance is not an indication of future results. See page 27 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Top 10 Stocks                                             % of Total Investments
--------------------------------------------------------------------------------
Motorola, Inc.                                                             5.7%
Semiconductors: communications equipment
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                        5.0%
Computer network products manufacturer
--------------------------------------------------------------------------------
America Online, Inc.                                                       4.0%
Online services provider
--------------------------------------------------------------------------------
Nokia Corp. - ADR                                                          3.6%
Telecommunications systems & equipment
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                                    3.5%
Semiconductors: electronic equipment
--------------------------------------------------------------------------------
National Semiconductor Corp.                                               3.4%
Integrated circuits & transistors
--------------------------------------------------------------------------------
Northern Telecom Ltd.                                                      3.4%
Telecommunications equipment
--------------------------------------------------------------------------------
Tellabs, Inc.                                                              3.1%
Data communications equipment
--------------------------------------------------------------------------------
Xilinx, Inc.                                                               3.1%
Semiconductor supplier
--------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                  3.0%
Telecommunications systems
--------------------------------------------------------------------------------
Top Ten Total                                                             37.8%
--------------------------------------------------------------------------------

Top 5 Industries                                          % of Total Investments
--------------------------------------------------------------------------------
Technology                                                                78.4%
--------------------------------------------------------------------------------
Utilities                                                                  7.0%
--------------------------------------------------------------------------------
Health Care                                                                6.7%
--------------------------------------------------------------------------------
Consumer Discretionary                                                     4.7%
--------------------------------------------------------------------------------
Materials and Processing                                                   1.3%
--------------------------------------------------------------------------------

Portfolio Composition
--------------------------------------------------------------------------------
Common Stock                                                                98%
--------------------------------------------------------------------------------
Cash Equivalents                                                             2%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the year ended June 30, 1997, the Innovation Fund posted returns of 5.9%, 5.1% and 4.1% for its Class A, B and C shares, respectively. These returns fell short of competitive funds with the same objective (measured by the Lipper Science and Technology Fund Average). However, since the Fund's inception its returns are in line with those of competitive funds.

   In the short term, the Fund was negatively impacted by the broad decline in the price of technology stocks that occurred earlier in the year. While virtually every area in the technology sector suffered, semiconductor and networking stocks were among the hardest hit. Semiconductor stocks were punished due to concern that worldwide demand for computer chips would fall in the event of an economic slowdown. And networking stocks underperformed as investors believed they were "overvalued" relative to other technology stocks.

   However, in recent months the Fund's holdings in the technology sector have rebounded strongly, as continued expansion in this dynamic industry became more apparent. Two of the most dramatic turn-arounds occurred in the Fund's networking and telecommunications stocks. Strong earnings and the increasing popularity of the Internet quickly boosted networking companies close to all-time highs. By staying ahead of the competition with new products, telecommunications hardware companies such as Motorola were able to drive revenues higher while strengthening their market share.

   Another winning holding for the Fund was America Online, Inc. (AOL). The firm continued to establish itself as the world's most popular Internet online service, passing the eight million member plateau worldwide during the second quarter. A recent survey solidified that position, as AOL received a 41% awareness ranking, versus 10% for Compuserve and 8% for Prodigy. The resulting increase in subscription revenues, coupled with growing advertising profits, should contribute significantly to the company's bottom line for both the short and long term.

   The manager is encouraged by the recent broad rebound in the technology sector. Given signs of continued investment opportunities, the manager currently believes the long-term case for this sector remains bright. However, it's apparent that short-term periods of volatility, such as we've seen in the past year, will occur in this sector from time to time.

                                                                            ----
                                       See page 48 for financial details.    23
                                                                            ----

June 30, 1997

PIMCO Precious Metals Fund


OBJECTIVE:
Capital appreciation; no consideration given to income.


PORTFOLIO:
Primarily stocks of companies that extract, process, distribute or market precious metals.


TOTAL NET ASSETS:
$33 million


NUMBER OF SECURITIES IN THE PORTFOLIO
71 (not including short-term instruments)


PIMCO ADVISORS INSTITUTIONAL MANAGER
Van Eck Associates
(an independent sub-advisor not owned by PIMCO Advisors L.P.)

---------------------------------------------------------------------------------------------------------
PERFORMANCE*
---------------------------------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 6/30/97
             A Shares               B Shares             C Shares            Phil. Gold    Lipper
             (INCEP. 2/1/91)        (INCEP. 6/15/95)     (INCEP. 10/10/88)   & Silver      Gold Oriented
                         Adjusted               Adjusted Adjusted            Index         Fund Avg.
---------------------------------------------------------------------------------------------------------
1 year        -29.9%    -33.8%       -30.4%    -33.8%      -31.0%            -22.7%       -24.4%
3 years        -9.4%    -11.1%        --        --         -10.0%             -6.0%        -4.6%
5 years         3.2%      2.0%        --        --           2.5%              4.0%         4.2%
Inception       3.5%      2.6%       -13.9%    -15.2%       -1.8%             --           --

                   [LINE CHART CHANGE IN VALUE APPEARS HERE]

                  Precious Metals
                  -------------------------------
                     C               Phil. Gold &
                                     Silver Index
                  ---------          ------------
Value Date

09/30/88          10,000.00            10,000.00
12/31/88           9,460.93             9,504.10
03/31/89           9,731.24            10,337.52
06/30/89           9,130.55            10,097.22
09/30/89           9,871.41            11,338.07
12/31/89          10,992.70            13,099.95
03/31/90           9,951.50            12,311.31
06/30/90           8,629.97            11,081.38
09/30/90           9,410.87            11,833.97
12/31/90           8,239.52            10,599.67
03/31/91           7,738.94             9,206.99
06/30/91           8,189.46             9,848.17
09/30/91           7,468.63             8,610.60
12/31/91           7,799.01             8,824.69
03/31/92           7,298.43             7,868.92
06/30/92           7,588.77             8,576.73
09/30/92           7,448.61             8,787.55
12/31/92           6,837.90             7,788.09
03/31/93           8,279.57             9,483.34
06/30/93          11,263.01            12,718.73
09/30/93          10,121.69            11,371.93
12/31/93          12,954.97            14,408.23
03/31/94          12,454.39            14,604.19
06/30/94          11,774.00            12,589.00
09/30/94          13,766.00            14,443.00
12/31/94          11,703.52            11,942.00
03/31/95          11,343.11            13,323.00
06/30/95          11,202.94            13,124.49
09/30/95          11,913.76            13,557.60
12/31/95          11,213.00            13,150.87
03/31/96          13,466.00            15,570.63
06/30/96          12,294.00            13,515.30
09/30/96          11,633.00            12,582.75
12/31/96          10,931.53            12,752.62
03/31/97          10,208.96            11,372.78
06/30/97           8,571.44            10,442.49

*The adjusted returns above include the effect of applicable sales charges. The line graph above reflects the performance of the Class C shares since inception. See page 27 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Top 10 Stocks                                             % of Total Investments
--------------------------------------------------------------------------------
Newmont Mining Corp.                                                       7.2%
--------------------------------------------------------------------------------
Getchell Gold Corp.                                                        5.0%
--------------------------------------------------------------------------------
Homestake Mining Co.                                                       5.0%
--------------------------------------------------------------------------------
Placer Dome, Inc.                                                          4.2%
--------------------------------------------------------------------------------
Barrick Gold Corp.                                                         4.2%
--------------------------------------------------------------------------------
Normandy Mining Limited                                                    2.7%
--------------------------------------------------------------------------------
Namibian Minerals Corp.                                                    2.5%
--------------------------------------------------------------------------------
Plutomic Resources Ltd.                                                    2.5%
--------------------------------------------------------------------------------
Meridian Gold, Inc.
Institutional Receipt - ADR                                                2.4%
--------------------------------------------------------------------------------
Western Deep Levels                                                        1.9%
--------------------------------------------------------------------------------
Top Ten Total                                                             37.6%
--------------------------------------------------------------------------------

Regions
--------------------------------------------------------------------------------
Stocks:  Canada                                                           31.1%
--------------------------------------------------------------------------------
         United States                                                    23.6%
--------------------------------------------------------------------------------
         South Africa                                                     17.9%
--------------------------------------------------------------------------------
         Australia                                                        13.7%
--------------------------------------------------------------------------------
         Other                                                             1.0%
--------------------------------------------------------------------------------

Investment Breakdown
--------------------------------------------------------------------------------
Common Stocks                                                               89%
--------------------------------------------------------------------------------
Cash Equivalents                                                            11%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The gold and precious metals markets continued to show that they can be volatile investments, as the Precious Metals Fund turned in sub-par results for the year ended June 30, 1997. During that one-year period, the Fund's returns decreased 29.9%, 30.4% and 31.0% for its Class A, B and C shares, respectively--returns similar to that of the Lipper Gold Oriented Fund Average. The Fund's shares are tied to the price of gold, which has decreased from $381.60 to $334.20 per ounce during the one-year period ended June 30, 1997.

   There were several recent events that contributed to negative sentiment toward gold. First, there were recurring rumors of likely European Central bank gold sales in anticipation of currency unification. Second, Belgium announced that it would make available another 130 tons of its gold over five years for sale in the form of commemorative coins. Both of these events would have increased supply and driven down price. Third, the German government's proposal to re-value its gold reserves raised concern that Germany, which strongly opposed and defeated proposals to dispose of some International Monetary Fund gold last year, might be considering a change in its gold policy. Finally, and probably most important, equity markets have provided spectacular returns in the United States and most other major countries, thus providing a wide array of investment alternatives.

   Despite the negative news surrounding the precious metals markets, there were some bright spots for the Fund, such as Newmont Mining Corporation. The firm acquired Santa Fe Pacific Gold to form the nation's largest gold company. Newmont now has an estimated annual gold production of over 3.6 million ounces in 1997. The manager believes weakness in gold share prices has presented an opportunity to invest in some of the higher quality gold producing companies, including Newmont. Large gold resources, a strong exploration program and growing international development should enable the company to maintain and increase production levels into the future.

    Looking ahead, the manager believes there are several developments that could positively affect the price of gold. First, the German central bank has forcefully reaffirmed its commitment to gold as a major element of sound monetary policy. Second, the recent French election may well lead to the end of disinflationary economic policies in Europe, and gold tends to perform better during periods of inflation. Finally, in late June, Japanese Prime Minister Hashimoto unexpectedly strongly reemphasized both the importance of gold to monetary policy and the historical weakness of paper currency reserves. As a result, the Fund's manager continues to view gold-related investments as portfolio protection against unforeseeable changes in general investment and monetary conditions.

--
24                                            See page 49 for financial details.
--

June 30, 1997

PIMCO Balanced Fund



OBJECTIVE:
Total return consistent with prudent investment management.


PORTFOLIO:
Primarily common stocks, fixed income securities and money market instruments.


TOTAL NET ASSETS:
$64 million


NUMBER OF SECURITIES IN THE PORTFOLIO
175 (not including short-term instruments)


PIMCO ADVISORS INSTITUTIONAL MANAGER
Cadence Capital Management,
NFJ Investment Group and Pacific Investment Management Company


----------------------------------------------------------------------------------------------
PERFORMANCE*
----------------------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 6/30/97
             A Shares              B Shares          C Shares          S&P500/       Lipper
             (INCEP. 6/25/92)      (INCEP. 6/25/92)  (INCEP. 6/25/92)  Leh. Agg.     Balanced
                       Adjusted            Adjusted  Adjusted          Hybrid Index  Fund Avg.
----------------------------------------------------------------------------------------------
1 year        20.1%    13.5%      19.8%    14.8%        18.8%          23.6%         19.4%
3 years       17.8%    15.6%      17.7%    17.0%        17.7%          20.4%         17.1%
5 years       12.7%    11.5%      12.7%    12.4%        12.7%          14.6%         12.9%
Inception     12.9%    11.6%      12.8%    12.7%        12.8%          --            --


                 [LINE CHART OF CHANGE IN VALUE APPEARS HERE]



                BALANCED          BALANCED           BALANCED         LIPPER         60% S&P 500
                                                                     BALANCED         40% LBAG
CLASS               A                 B                 C
=========      =========          =========         =========       ============    ============

06/30/92        9,450.00          10,000.00         10,000.00       10,000.00       10,000.00
07/31/92        9,815.07          10,386.32         10,386.32       10,293.60       10,326.71
08/31/92        9,796.25          10,366.40         10,366.40       10,197.66       10,241.72
09/30/92        9,956.22          10,535.69         10,535.69       10,315.14       10,362.49
10/31/92        9,987.67          10,568.97         10,568.97       10,316.07       10,328.98
11/30/92       10,160.21          10,751.54         10,751.54       10,551.48       10,540.94
12/31/92       10,304.40          10,904.13         10,904.13       10,702.58       10,685.59
01/31/93       10,385.80          10,990.26         10,990.26       10,845.67       10,821.15
02/28/93       10,511.39          11,123.17         11,123.17       10,979.62       10,985.41
03/31/93       10,608.01          11,225.40         11,225.40       11,206.23       11,142.80
04/30/93       10,471.18          11,080.62         11,080.62       11,120.51       11,012.24
05/31/93       10,597.81          11,214.61         11,214.61       11,315.45       11,194.60
06/30/93       10,656.25          11,276.46         11,276.46       11,435.39       11,295.43
07/31/93       10,609.31          11,226.79         11,226.79       11,481.59       11,293.74
08/31/93       10,923.66          11,559.43         11,559.43       11,828.57       11,630.01
09/30/93       10,874.55          11,507.46         11,507.46       11,854.00       11,589.27
10/31/93       10,993.20          11,633.02         11,633.02       11,975.86       11,750.46
11/30/93       10,881.65          11,514.97         11,514.97       11,784.00       11,643.29
12/31/93       10,960.26          11,598.15         11,598.15       11,981.74       11,752.99
01/31/94       11,138.35          11,786.61         11,786.61       12,295.66       12,056.23
02/28/94       10,941.49          11,578.29         11,578.29       12,054.30       11,776.12
03/31/94       10,568.48          11,183.58         11,183.58       11,616.24       11,351.92
04/30/94       10,648.54          11,268.30         11,268.30       11,642.15       11,402.98
05/31/94       10,700.74          11,323.53         11,323.53       11,731.67       11,514.62
06/30/94       10,533.70          11,146.78         11,146.78       11,528.02       11,335.10
07/31/94       10,821.72          11,451.55         11,451.55       11,788.43       11,648.51
08/31/94       11,105.94          11,752.32         11,752.32       12,083.38       11,940.85
09/30/94       10,874.35          11,507.25         11,507.25       11,865.39       11,695.38
10/31/94       10,999.72          11,639.91         11,639.91       11,902.30       11,848.88
11/30/94       10,765.91          11,392.49         11,392.49       11,624.85       11,579.44
12/31/94       10,856.23          11,488.08         11,488.08       11,736.57       11,714.45
01/31/95       11,133.08          11,781.04         11,781.04       11,882.45       11,989.44
02/28/95       11,455.16          12,121.86         12,121.86       12,228.71       12,383.80
03/31/95       11,626.93          12,303.63         12,303.63       12,444.91       12,633.46
04/30/95       11,840.28          12,529.40         12,529.40       12,678.25       12,927.28
05/31/95       12,262.76          12,976.47         12,976.47       13,083.96       13,437.40
06/30/95       12,446.92          13,171.35         13,171.35       13,315.81       13,664.10
07/31/95       12,622.57          13,357.21         13,357.21       13,597.30       13,923.75
08/31/95       12,753.82          13,496.11         13,496.11       13,703.36       14,011.94
09/30/95       13,092.90          13,854.93         13,854.93       14,030.60       14,421.25
10/31/95       13,138.67          13,903.35         13,903.35       13,995.10       14,465.38
11/30/95       13,536.48          14,324.31         14,324.31       14,430.07       14,933.10
12/31/95       13,782.86          14,585.04         14,585.04       14,657.20       15,189.49
01/31/96       14,049.31          14,867.00         14,867.00       14,921.76       15,540.07
02/29/96       13,928.20          14,738.84         14,738.84       14,928.92       15,518.46
03/31/96       13,932.74          14,743.64         14,743.64       14,985.20       15,584.97
04/30/96       14,006.01          14,821.17         14,821.17       15,084.49       15,667.62
05/31/96       14,201.38          15,027.92         15,027.92       15,238.70       15,897.33
06/30/96       14,329.99          15,164.01         15,164.01       15,289.02       16,019.07
07/31/96       13,936.04          14,747.13         14,747.13       14,895.48       15,611.97
08/31/96       14,022.21          14,838.32         14,838.32       15,130.50       15,799.06
09/30/96       14,535.09          15,381.05         15,381.05       15,690.19       16,442.69
10/31/96       14,895.36          15,762.29         15,762.29       16,022.98       16,860.48
11/30/96       15,740.14          16,656.23         16,656.23       16,769.66       17,740.68
12/31/96       15,592.08          16,499.56         16,499.56       16,563.39       17,463.84
01/31/97       16,083.23          17,019.29         17,019.29       17,070.23       18,139.91
02/28/97       16,097.71          17,034.61         17,034.61       17,133.39       18,243.29
03/31/97       15,688.83          16,579.79         16,593.42       16,634.81       17,712.66
04/30/97       16,107.72          17,024.13         17,021.53       17,135.52       18,453.18
05/31/97       16,766.52          17,705.09         17,719.41       17,836.36       19,197.02
06/30/97       17,210.84          17,987.28         18,164.17       18,408.91       19,804.18


*The adjusted returns above include the effect of applicable sales charges. All returns represent the blended performance of the Fund's retail class shares (for the period from 1/20/97) and the prior performance of the Fund's institutional class shares (for the period from 6/25/92). Retail class shares have higher expenses than institutional class shares. Therefore, total return of retail class shares would have been lower had they been in existence since the Fund's inception. Past performance is not an indication of future results. See page 27 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Top 5 Holdings                                            % of Total Investments
--------------------------------------------------------------------------------
Federal National                                                           7.4%
Mortgage Association-8.50%
--------------------------------------------------------------------------------
Government National                                                        7.2%
Mortgage Association-6.50%
--------------------------------------------------------------------------------
Long Island                                                                3.0%
Lighting Co.-9.00%
--------------------------------------------------------------------------------
Government National                                                        2.9%
Mortgage Association-8.50%
--------------------------------------------------------------------------------
AMR Corp.-9.43%                                                            1.5%
--------------------------------------------------------------------------------
Total Five Total                                                          22.0%
--------------------------------------------------------------------------------

Portfolio Composition
--------------------------------------------------------------------------------
Common Stock                                                                53%
--------------------------------------------------------------------------------
Mtg.-Backed Securities                                                      34%
--------------------------------------------------------------------------------
Cash Equivalents                                                             7%
--------------------------------------------------------------------------------
Corporate Bonds & Notes                                                      6%
--------------------------------------------------------------------------------

Bond Analysis
--------------------------------------------------------------------------------
Average Quality                                                             AA+
--------------------------------------------------------------------------------
Average Maturity                                                      5.7 Years
--------------------------------------------------------------------------------
Duration                                                              4.3 Years
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Balanced Fund posted solid results for the year ended June 30, 1997, in line with those of mutual funds with the same objective (measured by the Lipper Balanced Fund Average). Specifically, the Fund's shares increased 20.1%, 19.8% and 18.8% for its Class A, B and C shares, respectively.

   Throughout much of the last fiscal year, the allocation of the Fund's assets was maintained at 60% stocks and 40% bonds. The Fund's manager felt this allocation would allow the Balanced Fund to provide the necessary diversification in the face of sometimes turbulent financial markets. This strategy proved successful, as the Fund produced strong returns while being less volatile than the overall market.

   Among the winners in the Fund's stock portfolio was Bear Stearns Companies, a major securities firm with business interests in both the stock and bond markets. Bear Stearns posted strong results, with net revenues increasing as a result of growth in investment banking. Combined with its successful margin-lending business, Bear Stearns should be able to continue its above-average profitability relative to other securities firms.

   Another stock success story for the Fund was Brunswick Corp., a manufacturer of pleasure boats and bowling equipment. This company took another step toward transforming itself into a diversified, active recreation company by acquiring Life Fitness in the second quarter. The purchase of this leading maker of fitness equipment should enable Brunswick to increase sales without having to undertake significant additional marketing expense.

    On the bond side, the Fund's subadvisors continued to invest based on the view that interest rates would decline further over the long term. This strategy is exemplified by a high quality portfolio with an above-average duration relative to the benchmark. Over the last quarter, this strategy was rewarded as long-term interest rates fell.

   Based on the strong performance of the stock and bond markets over the past year, there were few sectors that detracted from the Fund's returns. Underweighting in the consumer durables and consumer staples sectors somewhat limited the performance during the last quarter, although both industries added value over the year. And, as the 30-year Treasury bond yield fluctuated from 7.2% to 6.8% during the past 12 months, a few volatile swings within that period affected the Fund's bond portfolio on a short-term basis.

   With the stock market at record highs, the manager believes that more than ever before it is important to maintain a investment portfolio that is diversified between stocks and bonds. For this reason, the Fund currently expects to maintain its 60% stock/40% bond allocation in the coming months.

                                                                              --
                                           See page 50 for financial details. 25
                                                                              --

June 30, 1997

PIMCO Tax Exempt Fund


OBJECTIVE:
High current income exempt from federal income tax, with preservation of capital.


PORTFOLIO:
Primarily investment grade municipal securities (tax-exempt bonds).


DURATION RANGE:
3-10 years


TOTAL NET ASSETS:
$50 million


PIMCO ADVISORS INSTITUTIONAL MANAGER
Columbus Circle Investors

--------------------------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 6/30/97
             A Shares               B Shares              C Shares          Lehman    Lipper Muni.
             (INCEP. 3/14/91)       (INCEP. 5/30/95)      (INCEP. 11/1/85)  Muni.     Bond Fund
                           Adjusted              Adjusted Adjusted          Index     Avg.
--------------------------------------------------------------------------------------------------
1 year        6.9%         2.1%     6.0%         1.0%      5.3%             4.9%      4.3%
5 years       6.1%         5.1%     --           --        5.3%             7.1%      6.5%
10 years      --           --       --           --        6.6%             8.2%      7.8%
Inception     6.8%         6.0%     4.4%         3.0%      7.5%             --        --

                 [LINE CHART OF CHANGE IN VALUE APPEARS HERE]

              Tax Exempt
                  C         Leh. Muni.   6 Mo. CD
-----------   ----------    ---------    ---------
Value Date
09/30/85      10,000.00     10,000.00    10,000.00
12/31/85      10,522.97     10,449.89    10,130.42
03/31/86      11,707.42     11,507.85    10,323.10
06/30/86      11,487.72     11,436.98    10,495.41
09/30/86      12,159.28     12,051.38    10,653.63
12/31/86      12,697.02     12,467.73    10,808.85
03/31/87      12,948.03     12,770.19    10,972.89
06/30/87      12,306.57     12,423.44    11,166.04
09/30/87      11,907.32     12,114.65    11,367.10
12/31/87      12,514.55     12,655.66    11,587.90
03/31/88      12,739.42     13,090.99    11,787.18
06/30/88      13,008.10     13,344.72    12,007.79
09/30/88      13,382.70     13,687.04    12,262.94
12/31/88      13,690.05     13,942.04    12,535.95
03/31/89      13,708.03     14,034.42    12,846.87
06/30/89      14,648.82     14,865.22    13,157.66
09/30/89      14,555.08     14,875.35    13,442.58
12/31/89      15,133.08     15,446.09    13,721.41
03/31/90      14,918.35     15,515.06    14,008.79
06/30/90      15,230.97     15,877.63    14,306.46
09/30/90      15,215.89     15,886.48    14,597.40
12/31/90      15,842.97     16,571.75    14,886.86
03/31/91      16,028.40     16,946.34    15,138.37
06/30/91      16,236.56     17,308.28    15,371.17
09/30/91      16,856.80     17,981.52    15,598.23
12/31/91      17,418.06     18,583.90    15,789.30
03/31/92      17,278.72     18,639.58    15,955.67
06/30/92      17,964.68     19,345.74    16,115.76
09/30/92      18,368.89     19,860.79    16,249.89
12/31/92      18,719.73     20,222.10    16,391.67
03/31/93      19,410.49     20,973.17    16,526.45
06/30/93      20,017.34     21,659.71    16,660.68
09/30/93      20,810.12     22,391.80    16,799.34
12/31/93      21,035.66     22,705.29    16,938.78
03/31/94      19,324.09     21,460.00    17,094.00
06/30/94      19,365.00     21,696.00    17,295.00
09/30/94      19,408.00     21,845.00    17,522.00
12/31/94      19,031.49     21,533.00    17,795.00
03/31/95      20,542.88     23,054.00    18,087.00
06/30/95      20,913.73     23,609.60    18,361.92
09/30/95      21,357.50     24,287.20    18,628.17
12/31/95      22,318.00     25,290.26    18,892.69
03/31/96      21,804.00     24,986.78    19,140.18
06/30/96      21,842.00     25,176.67    19,406.23
09/30/96      22,311.00     25,753.22    19,683.74
12/31/96      22,768.38     26,409.93    19,955.38
03/31/97      22,547.52     26,346.54    20,234.75
06/30/97      23,239.73     27,255.50    20,532.20

*The adjusted returns above include the effect of applicable sales charges. The line graph above reflects the performance of the Class C shares since inception. Past performance is not an indication of future results. See page 27 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Sector Breakdown                                                 % of Net Assets
--------------------------------------------------------------------------------
Municipals:
--------------------------------------------------------------------------------
    Transportation Revenue                                                  22%
--------------------------------------------------------------------------------
    Utilities                                                               17%
--------------------------------------------------------------------------------
    General Obligation                                                      13%
--------------------------------------------------------------------------------
    Pre-Refunded                                                            13%
--------------------------------------------------------------------------------
    Education                                                                8%
--------------------------------------------------------------------------------
    Medical Revenue                                                          7%
--------------------------------------------------------------------------------
    Pollution Revenue                                                        6%
--------------------------------------------------------------------------------
    Development Revenue                                                      5%
--------------------------------------------------------------------------------
    Misc. Revenue                                                            4%
--------------------------------------------------------------------------------
    Short-Term                                                               3%
--------------------------------------------------------------------------------
    Facilities Revenue                                                       2%
--------------------------------------------------------------------------------
Total                                                                      100%
--------------------------------------------------------------------------------


Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                         49%
--------------------------------------------------------------------------------
AA                                                                          25%
--------------------------------------------------------------------------------
A                                                                           19%
--------------------------------------------------------------------------------
BBB                                                                          7%
--------------------------------------------------------------------------------


Maturity Profile
--------------------------------------------------------------------------------
Less than 1 year                                                             7%
--------------------------------------------------------------------------------
1-5 years                                                                    9%
--------------------------------------------------------------------------------
5-10 years                                                                  48%
--------------------------------------------------------------------------------
10-20 years                                                                 28%
--------------------------------------------------------------------------------
20-30 years                                                                  8%
--------------------------------------------------------------------------------
Average Maturity:                                                    10.1 years
--------------------------------------------------------------------------------
Duration:                                                             7.0 years
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The PIMCO Tax Exempt Fund continues to provide a high level of federally tax exempt current income by investing in high-quality municipal bonds. The average quality of the Fund's portfolio was AA, as rated by Standard & Poor's (AAA is the highest rating a municipal bond can receive). As of June 30, 1997, the Fund's current tax-free standardized yield for A shares was 4.3%, which translates to a 6.7% taxable yield for investors in the 36% tax bracket. For B and C shares, the current tax-free yield was 3.8%, the equivalent to a 5.9% taxable yield./+/

   For the one-year period ended June 30, 1997 the Fund's A shares returned 6.9%, while the B and C shares returned 6.0% and 5.3%, respectively, slightly under-performing the Lipper General Municipal Debt Fund Average.

   In recent months, transportation, the Fund's largest sector, made a positive contribution to its performance. Municipalities are focusing more interest on projects that have high visibility--such as updating their infrastructures with new roads, highways and bridges--as tax revenues continue to exceed expectations. Retail investors are more interested in these issues, which has helped the supply/demand ratio. This, in turn, has maintained the high quality and stability of these issues.

   One sector that hindered the Fund's performance was electric utilities. This sector has been undergoing consolidation and privatization brought on by deregulation. One effect of this trend is that privatized companies could experience a change in their tax status. As a result, prices in this sector have weakened relative to the overall market.

    Looking ahead, the Fund's manager currently plans to underweight electric utility bonds given that sector's deregulation risk. The Fund will also continue to overweight its exposure in the intermediate sector given its relative value.

--
26                                            See page 52 for financial details.
--

--------------------------------------------------------------------------------
PIMCO FUNDS FOOTNOTES
--------------------------------------------------------------------------------

A few notes and definitions are needed for a complete understanding of the performance figures.

Past performance is no indication of future results. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. Total return measures performance, assuming that all dividends and capital gains distributions were reinvested.

Total return, both with and without a sales charge, has been presented. For shareholders who have not bought or sold shares during the period quoted, the non-adjusted figures are probably more meaningful to you than the adjusted figures. The adjusted figures for Class A shares include the effect of paying the maximum initial sales charge of either 5.5% (for all stock funds) or 4.5% (Tax Exempt Fund). The adjusted figures for Class B shares include the effect of paying the 5% contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year. The adjusted figures for Class C shares include the effect of paying the 1% CDSC, which may apply to shares redeemed during the first year of ownership.

+ Yield is calculated in accordance with current Securities and Exchange Commission regulations and is based on the one-month period ended June 30, 1997.

The PIMCO stock funds can invest in foreign securities and the International, International Developed and Emerging Markets Funds invest primarily in these securities, which can involve special risks due to foreign economic and political developments. These risks can be more pronounced with emerging market securities. The Opportunity and Small-Cap Value Funds generally invest in small-cap stocks, which can be riskier than the overall stock market. The Innovation and Precious Metals Funds concentrate their portfolios in one sector, making them more volatile than a more diversified stock portfolio, and, therefore, should be considered as only part of a diversified portfolio.

The Tax Exempt Fund can invest in high yield bonds, which entail greater risk, such as less liquidity and possibility of default. Income from the Tax Exempt Fund is subject to state and local taxes and may at times be subject to the alternative minimum tax.

Line graphs have been included so an investor can compare a Fund's historical performance to that of an appropriate broad-based index. Each index reflects a group of unmanaged securities, and it is not possible to invest in an unmanaged index. The Standard & Poor's 500 and Standard & Poor's Mid-Cap are indices of stocks of companies with larger- and medium-sized capitalizations, respectively. The Russell 2000 is an index of stocks of companies with small capitalizations. The MSCI EAFE is an index of foreign stocks. The MSCI Emerging Market Free Index is an index of emerging market stocks. The S&P 500/Lehman Aggregate Bond Hybrid Index is an index represented by 60% S&P 500 Index and 40% Lehman Aggregate Bond Index (an index containing a variety of bonds). The Philadelphia Gold and Silver Index is an index of stocks of companies in the gold and silver mining industry. The Lehman Municipal Bond Index is an index of municipal securities rated Baa or better.

Lipper averages are calculated by Lipper Analytical Services, Inc., a nationally recognized mutual fund performance evaluation firm. They are performance averages of those funds that are tracked by Lipper, with the investment objective noted. Lipper rankings are based on total returns, not adjusted for sales charges.


                                                                              --
                                                                              27
                                                                              --

Schedule of Investments

Equity Income Fund
June 30, 1997

                                                                      Value
                                        Shares                        (000s)

 COMMON STOCKS 95.3%
Capital Goods 3.9%
GATX Corp.                              47,800                $        2,760
Northrop Grumman Corp.                  30,600                         2,687
                                                              --------------
                                                                       5,447
Consumer Discretionary 22.4%
Maytag Corp.                           197,500                         5,160
SUPERVALU, Inc.                        146,300                         5,047
VF Corp.                                33,300                         2,835
Springs Indusries, Inc. `A'             53,500                         2,822
Chrysler Corp.                          83,860                         2,752
Ford Motor Co.                          72,600                         2,741
Penny J.C., Inc.                        52,000                         2,714
Brunswick Corp.                         85,400                         2,669
American Greetings Corp. `A'            59,400                         2,205
John H. Harland Co.                     85,100                         1,941
Xerox Corp.                              7,800                           615
                                                              --------------
                                                                      31,501
Consumer Staples 5.7%
RJR Nabisco Holdings Corp.             161,300                         5,323
Anheuser Busch Cos., Inc.               62,400                         2,617
                                                              --------------
                                                                       7,940
Energy 9.4%
Ultramar Diamond Shamrock               87,300                         2,848
Occidental Petroleum Corp.             106,500                         2,669
Amoco Corp.                             30,400                         2,643
Repsol SA SP - ADR                      62,200                         2,640
Atlantic Richfield Co.                  34,000                         2,397
                                                              --------------
                                                                      13,197
Financial and Business Services 15.5%
Lincoln National Corp.                  45,500                         2,929
Meditrust Corp.                         73,100                         2,915
CIGNA Corp.                             16,000                         2,840
Bear Stearns Cos.                       82,726                         2,828
Mellon Bank Corp.                       59,400                         2,680
Bankers Trust New York Corp.            30,000                         2,610
Chase Manhattan Corp.                   25,356                         2,461
PNC Bank Corp.                          58,600                         2,439
                                                              --------------
                                                                      21,702
Health Care 3.8%
Pharmacia & Upjohn, Inc.                79,695                         2,769
American Home Products Corp.            33,600                         2,570
                                                              --------------
                                                                       5,339
Materials & Processing 9.7%
USX-U.S. Steel, Inc.                    87,400                         3,065
Phelps Dodge Corp.                      31,900                         2,717
Vulcan Materials Co.                    34,200                         2,685
Dow Chemical Co.                        30,200                         2,631
Illinois Central Corp.                  69,700                         2,435
                                                              --------------
                                                                      13,533
Technology 5.7%
Harris Corp.                            32,600                         2,739
International Business Machines Corp.   30,200                         2,724
General Dynamics Corp.                  34,800                         2,610
                                                              --------------
                                                                       8,073
Utilities 19.2%
Southern New England
 Telecommunications Corp.              130,900                         5,089
Nynex Corp.                             52,300                         3,014
Washington Water Power Co.             143,000                         2,806
DTE Energy Co.                         100,200                         2,768
U.S. West Communications Group          73,200                         2,759
NICOR, Inc.                             75,300                         2,701
Peoples Energy Corp.                    71,000                         2,658
PG & E                                 105,400                         2,556
P.P. & L. Resources, Inc.              127,200                         2,536
                                                              --------------
                                                                      26,887
                                                              --------------
Total Common Stocks                                                  133,619
(Cost $109,629)                                               ==============

                                                                      Value
                                        Shares                        (000s)

 SHORT-TERM INSTRUMENTS 4.2%
Repurchase Agreements 4.2%
State Street Bank
   4.250% due 07/01/97              $    5,902                $        5,902
   (Dated 06/30/97. Collateralized
   by U.S. Treasury Bond 8.500% due
   02/15/20 valued at $6,025,995.
   Repurchase proceeds are
   $5,902,697.)
                                                              --------------
Total Short-Term Instruments                                           5,902
(Cost $5,902)                                                 ==============

Total Investments (a) 99.5%                                   $      139,521
(Cost $115,531)

Other Assets and Liabilities 0.5%                                        703
                                                              --------------
Net Assets 100.0%                                             $      140,224
                                                              ==============

Notes to Schedule of Investments ($ in thousands):
(a)  At June 30, 1997, the net
unrealized appreciation
(depreciation) of investments based
on cost for federal income tax
purposes was as follows:

Aggregate gross unrealized appreciation
for all investments in which there was
an excess of tax cost over value.                             $       24,945

Aggregate gross unrealized depreciation
for all investments in which there was
an excess of tax cost over value.                                       (987)
                                                              --------------
Unrealized appreciation-net                                   $       23,958
                                                              ==============




----
 28     See accompanying notes
----

Schedule of Investments

Renaissance Fund
June 30, 1997

                                                                      Value
                                         Shares                       (000s)
 COMMON STOCKS 80.6%
Capital Goods 5.9%
Archer-Daniels Midland Co.             264,200                $        6,209
Kuhlman Corp.                          192,200                         6,198
Interface, Inc.                        202,900                         4,489
GATX Corp.                              74,200                         4,285
Special Devices, Inc. (b)               95,200                         1,499
                                                              --------------
                                                                      22,680
Consumer Discretionary 12.2%
Philips Electronics - N.V.             137,800                         9,904
Pier 1 Imports, Inc.                   346,758                         9,189
Browning Ferris Industries, Inc.       220,000                         7,315
Caliber System, Inc.                   168,400                         6,273
Flowers Industries, Inc.               312,600                         5,256
Liz Claiborne, Inc.                    112,200                         5,231
Heilig-Meyers Co.                      189,600                         3,721
                                                              --------------
                                                                      46,889
Consumer Staples 7.8%
Dean Foods Co.                         328,100                        13,247
American Stores Co.                    117,400                         5,797
H.J. Heinz Co.                         118,000                         5,443
Interstate Bakeries Corp.               90,500                         5,368
                                                              --------------
                                                                      29,855
Energy 7.3%
USX Marathon Group                     306,100                         8,839
Valero Energy Corp.                    150,700                         5,463
Sun Co., Inc.                          159,700                         4,951
Texaco, Inc.                            45,400                         4,937
El Paso Natural Gas Co.                 67,300                         3,702
                                                              --------------
                                                                      27,892
Financial and Business Services 19.1%
BankAmerica Corp.                      177,400                        11,453
Morningstar Group, Inc. (b)            306,000                         8,989
First Union Corp.                       90,200                         8,343
Allstate Corp.                         101,200                         7,388
Fremont General Corp.                  151,500                         6,098
Washington Mutual, Inc.                 98,400                         5,880
Signet Bank Corp.                      162,600                         5,854
Greenpoint Financial Corp.              62,900                         4,187
Northern Trust Corp.                    85,000                         4,112
Hartford Life, Inc. `A' (b)            109,200                         4,095
U.S. Freightways Corp.                 139,800                         3,617
Provident Cos., Inc. `B'                62,900                         3,365
                                                              --------------
                                                                      73,381
Health Care 6.7%
McKesson Corp.                         167,600                        12,989
Wellpoint Health Networks (b)          141,000                         6,468
Allegiance Corp.                       228,300                         6,221
                                                              --------------
                                                                      25,678
Materials & Processing 7.3%
Martin Marietta Materials, Inc.        227,300                         7,359
Morrison Knudsen Corp. (b)             447,400                         6,096
Reynolds Metals Co.                     84,000                         5,985
Bowater, Inc.                           97,500                         4,509
New England Business Services, Inc.    158,700                         4,176
                                                              --------------
                                                                      28,125
Technology 7.5%
Nokia Corp. - ADR                      141,600                        10,443
AVX Corp.                              347,500                         9,382
Scientific-Atlanta, Inc.               248,400                         5,434
Storage Technology Corp. (b)            83,600                         3,720
                                                              --------------
                                                                      28,979
Transportation 1.0%
Canadian National Railway Co.           91,500                         4,003

Utilities 5.8%
SBC Communications, Inc.               114,900                         7,109
Bell Atlantic Corp.                     77,200                         5,857
BellSouth Corp.                        117,900                         5,468
Sonat, Inc.                             75,000                         3,844
                                                              --------------
                                                                      22,278
                                                              --------------
Total Common Stocks                                                  309,760
(Cost $257,842)                                               ==============


                                                                      Value
                                         Shares                       (000s)
 CONVERTIBLE PREFERRED STOCK 7.8%

Consumer Discretionary 1.6%
TJX Cos.                                20,550                $        6,011

Consumer Services 1.4%
Royal Carribean Cruises Limited         88,400                         5,459

Financial Services 2.7%
American Bankers Insurance              75,600                         5,443
Wendy's Financing                       84,500                         4,954
                                                              --------------
                                                                      10,397
Health Care 1.1%
McKesson Corp.                          65,000                         4,038

Transportation 1.0%
Consolidated Freightways Corp.          68,700                         3,847
                                                              --------------
Total Convertible Preferred Stock                                     29,752
(Cost $24,654)                                                ==============


 CORPORATE BONDS AND NOTES 4.5%

                                     Principal
                                        Amount
                                        (000s)
Industrials 4.5%
National Semiconductor Corp.
   6.500% due 10/01/02              $    4,800                         4,992
Pier 1 Imports, Inc.
   5.750% due 10/01/03                   2,650                         4,121
SCI Systems, Inc.
   5.000% due 05/01/06                   5,750                         8,280
                                                              --------------
Total Corporate Bonds and Notes                                       17,393
(Cost $14,519)                                                ==============

 CONVERTIBLE BONDS AND NOTES 3.1%

Health Care 1.5%
Integrated Health Services, Inc.
   5.750% due 01/01/01                   4,720                         5,605

Technology 1.6%
Data General Corp.
   6.000% due 05/15/04                   5,000                         6,156
                                                              --------------
Total Convertible Bonds and Notes                                     11,761
(Cost $10,165)                                                ==============

 SHORT-TERM INSTRUMENTS 5.5%

Discount Notes 5.5%
BBV Finance Delaware, Inc.
   5.550% due 07/03/97                   4,500                         4,498
BellAtlantic Network
   5.530% due 07/11/97                   4,000                         3,994
BellSouth Telecommunications, Inc.
   5.480% due 07/07/97                   2,500                         2,498
CommerzBank
   5.550% due 07/07/97                   3,500                         3,497
Cooperative Association Tractor
   5.600% due 07/01/97                   4,000                         4,000
UBS Finance (DE), Inc.
   6.200% due 07/01/97                   2,800                         2,800
                                                              --------------
Total Short-Term Instruments                                          21,287
(Cost $21,287)                                                ==============

Total Investments (a) 101.5%                                  $      389,953
(Cost $328,467)

Other Assets and Liabilities (1.5%)                                   (5,868)
                                                              --------------
Net Assets 100.0%                                             $      384,085
                                                              ==============



                                                                            ----
                                                  See accompanying notes     29
                                                                            ----

Renaissance Fund
June 30, 1997


Notes to Schedule of Investments ($ in thousands):
(a)  At June 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal
income tax purposes was as follows:
Aggregate gross unrealized appreciation for all
investments in which there was an excess of tax cost
over value.                                                   $       62,204

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                           (1,181)
                                                              --------------
Unrealized appreciation-net                                   $       61,023
                                                              ==============
(b)  Non-income producing security.


----
 30    See accompanying notes
----

Schedule of Investments

Value Fund
June 30, 1997


                                                                      Value
                                        Shares                       (000s)
 COMMON STOCKS 94.8%

Capital Goods 4.2%
Northrop Grumman Corp.                  40,000                $        3,513
Deere & Co.                             56,000                         3,073
GATX Corp.                              17,000                           982
                                                              --------------
                                                                       7,568
Consumer Discretionary 21.8%
VF Corp.                                65,000                         5,533
American Greetings Corp. `A'           115,000                         4,269
Maytag Corp.                           139,400                         3,642
Goodyear Tire & Rubber Co.              55,000                         3,482
Chrysler Corp.                         104,700                         3,435
Brunswick Corp.                        107,000                         3,344
SUPERVALU, Inc.                         95,900                         3,308
Westvaco Corp.                          81,600                         2,565
Tupperware Corp.                        70,000                         2,555
Washington Post Co.                      4,500                         1,791
Dillards, Inc. `A'                      50,000                         1,731
Tandy Corp.                             25,000                         1,400
Xerox Corp.                             14,900                         1,175
Springs Indusries, Inc. `A'             19,000                         1,002
                                                              --------------
                                                                      39,232
Consumer Staples 7.6%
Anheuser Busch Cos., Inc.              105,000                         4,403
RJR Nabisco Holdings Corp.             106,300                         3,508
Unilever NV                             15,000                         3,270
IBP, Inc.                               55,000                         1,279
Whitman Corp.                           50,000                         1,266
                                                              --------------
                                                                      13,726
Energy 11.9%
Amoco Corp.                             60,000                         5,216
Ultramar Diamond Shamrock              145,000                         4,731
Repsol SA SP - ADR                     110,000                         4,668
Atlantic Richfield Co.                  50,000                         3,525
Union Texas Petroleum Holdings, Inc.   160,000                         3,350
                                                              --------------
                                                                      21,490
Financial and Business Services 16.0%
CIGNA Corp.                             30,000                         5,325
Mellon Bank Corp.                      114,000                         5,144
Bear Stearns Cos.                      128,782                         4,403
Chase Manhattan Corp.                   45,000                         4,368
Countrywide Credit Industries, Inc.    120,000                         3,743
Loews Corp.                             30,000                         3,004
PNC Bank Corp.                          23,000                           957
Bankers Trust New York Corp.             9,000                           783
Meditrust Corp.                         17,000                           678
Lincoln National Corp.                   4,400                           283
                                                              --------------
                                                                      28,688
Health Care 6.1%
American Home Products Corp.            47,000                         3,596
Beckman Instruments, Inc.               69,900                         3,373
Pharmacia & Upjohn, Inc.                68,410                         2,377
Foundation Health Systems `A' (b)       52,000                         1,576
                                                              --------------
                                                                      10,922
Materials & Processing 5.7%
Phelps Dodge Corp.                      50,500                         4,302
USG Corp. (b)                           80,400                         2,935
Union Carbide Corp.                     23,600                         1,111
Vulcan Materials Co.                    13,800                         1,083
Wellman, Inc.                           48,000                           834
                                                              --------------
                                                                      10,265
Technology 8.9%
Tektronix, Inc.                         60,000                         3,600
Harris Corp.                            37,800                         3,175
Intel Corp.                             20,300                         2,879
Seagate Technology, Inc. (b)            80,000                         2,815
Adobe Systems, Inc.                     50,900                         1,785
Wheelabrator Technologies, Inc.        115,000                         1,775
                                                              --------------
                                                                      16,029
Transportation 1.8%
UAL Corp. (b)                           45,000                         3,220

Utilities 10.8%
NICOR, Inc.                            135,000                $        4,843
Nynex Corp.                             65,000                         3,746
Southern New England Telecommunications
 Corp.                                  85,900                         3,339
PG & E                                 135,000                         3,274
DTE Energy Co.                          87,400                         2,414
U.S. West Communications Group          24,000                           905
Peoples Energy Corp.                    22,000                           824
                                                              --------------
                                                                      19,345
                                                              --------------
Total Common Stocks                                                  170,485
(Cost $147,732)                                               ==============

 SHORT-TERM INSTRUMENTS 4.5%

                                      Principal
                                         Amount
                                         (000s)
Repurchase Agreements 4.5%
State Street Bank
   4.250% due 07/01/97             $     8,016                         8,016
   (Dated 06/30/97.  Collateralized
   by U.S. Treasury Bond 8.500% due
   02/15/20 valued at $8,181,189.
   Repurchase proceeds are
   $8,016,933.)
                                                              --------------
Total Short-Term Instruments                                           8,016
(Cost $8,016)                                                 ==============

Total Investments (a) 99.3%                                   $      178,501
(Cost $155,748)

Other Assets and Liabilities 0.7%                                      1,303
                                                              --------------

Net Assets  100.0%                                            $      179,804
                                                              --------------

Notes to Schedule of Investments ($ in thousands):

(a) At June 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of tax cost
over value.                                                   $       25,211

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                           (2,561)
                                                              --------------

Unrealized appreciation-net                                   $       22,650
                                                              ==============

(b)  Non-income producing security.


                                                                            ----
                                                 See accompanying notes      31
                                                                            ----

Schedule of Investments

Capital Appreciation Fund
June 30, 1997

                                                                          Value
                                                        Shares           (000s)

 COMMON STOCKS 97.4%

Capital Goods 13.7%
AlliedSignal, Inc.                                     115,900      $     9,736
Textron, Inc.                                          143,800            9,545
United Technologies Corp.                              112,400            9,329
Perkin Elmer Corp.                                     116,800            9,293
Sundstrand Corp.                                       161,400            9,008
Deere & Co.                                            143,400            7,869
Ingersoll Rand Co.                                     126,500            7,811
Johnson Controls, Inc.                                 180,400            7,408
Illinois Tool Works, Inc.                              141,000            7,041
                                                                    ------------
                                                                         77,040
Consumer Discretionary 19.5%
Kroger Co. (b)                                         332,300            9,637
Xerox Corp.                                            121,300            9,568
TJX Corp., Inc.                                        361,800            9,542
Dayton-Hudson Corp.                                    174,100            9,260
Omnicom Group                                          137,800            8,492
Costco Cos. (b)                                        242,900            7,985
Estee Lauder Cos. `A'                                  154,500            7,764
New York Times Co.                                     149,700            7,410
Gannett, Inc.                                           74,900            7,396
Armstrong World Industries                              96,600            7,088
Jones Apparel Group, Inc. (b)                          147,400            7,038
Brunswick Corp.                                        206,600            6,456
Federated Department Stores, Inc. (b)                  177,700            6,175
Sunbeam-Oster, Inc.                                    153,000            5,776
Mattel, Inc.                                                 1                0
                                                                    ------------
                                                                        109,587
Consumer Services 2.9%
Marriott International, Inc.                           134,200            8,237
Carnival Corp. `A'                                     193,100            7,965
                                                                    ------------
                                                                         16,202
Consumer Staples 4.2%
Safeway, Inc. (b)                                      178,700            8,243
Campbell Soup Co.                                      154,600            7,730
Hershey Foods Corp.                                    136,200            7,533
                                                                    ------------
                                                                         23,506
Energy 9.3%
Noble Drilling Corp. (b)                               391,300            8,829
Rowan Cos., Inc. (b)                                   267,100            7,529
Halliburton Co.                                         94,800            7,513
Transocean Offshore, Inc.                              102,700            7,459
Global Marine, Inc. (b)                                315,200            7,328
Schlumberger Limited                                    57,200            7,150
ENSCO International, Inc. (b)                          126,800            6,689
                                                                    ------------
                                                                         52,497
Financial and Business Services 21.0%
Travelers Group, Inc.                                  158,400            9,989
Norwest Corp.                                          122,900            6,913
American Express Co.                                    90,400            6,735
Southtrust Corp.                                       162,600            6,727
Federal Home Loan Mortgage Corp.                       194,000            6,669
Federal National Mortgage Assoc.                       152,300            6,644
Bear Stearns Cos.                                      192,303            6,574
Hartford Financial Services Group, Inc.                 79,200            6,554
Times Mirror Co. `A'                                   117,900            6,514
First Union Corp.                                       69,300            6,410
National City Corp.                                    119,400            6,269
Lincoln National Corp.                                  95,300            6,135
Green Tree Financial Corp.                             168,200            5,992
Chase Manhattan Corp.                                   61,600            5,979
PNC Bank Corp.                                         142,915            5,949
BankBoston Corp.                                        80,700            5,815
Associates First Capital Corp. `A'                     100,100            5,556
BankAmerica Corp.                                       51,800            3,344
Citicorp                                                26,600            3,207
                                                                    ------------
                                                                        117,975
Health Care 7.8%
Schering-Plough Corp.                                  189,000            9,048
Tenet Healthcare Corp. (b)                             262,505            7,760
American Home Products Corp.                            94,800            7,252
U.S. Surgical Corp.                                    184,800            6,884
Lilly Eli & Co.                                         60,700            6,635
Cognizant Corp.                                        160,000            6,480
                                                                    ------------
                                                                         44,059

Materials & Processing 2.5%
Rohm & Haas Co.                                         81,400            7,331
Dresser Industries, Inc.                               177,200            6,601
                                                                    ------------
                                                                         13,932
Technology 12.1%
Tyco Labs                                              136,400            9,488
Sun Microsystems, Inc. (b)                             212,400            7,905
BMC Software, Inc. (b)                                 133,900            7,415
Adaptec, Inc. (b)                                      194,300            6,752
Computer Associates International, Inc.                119,700            6,666
Cisco Systems, Inc. (b)                                 96,000            6,444
Dell Computer Corp. (b)                                 52,300            6,142
Intel Corp.                                             41,300            5,857
Compaq Computer Corp. (b)                               55,900            5,548
National Semiconductor Corp. (b)                       179,200            5,488
                                                                    ------------
                                                                         67,705
Transportation 1.1%
Continental Airlines, Inc. `B' (b)                     181,900            6,355

Utilities 3.3%
Ameritech Corp.                                         97,100            6,597
GPU, Inc.                                              167,800            6,020
American Electric Power, Inc.                          141,400            5,939
                                                                    ------------
                                                                         18,556
                                                                    ------------
Total Common Stocks                                                     547,414
(Cost $422,753)                                                     ============


 SHORT-TERM INSTRUMENTS 5.7%

                                                     Principal
                                                        Amount
                                                        (000s)
Repurchase Agreements 5.7%
State Street Bank
   4.250% due 07/01/97                             $    31,922           31,922
   (Dated 06/30/97. Collateralized by U.S.
   Treasury Note 6.00% due 05/31/98
   valued at $32,564,731.  Repurchase
   proceeds are $31,925,769.)

                                                                    ------------
Total Short-Term Instruments                                             31,922
(Cost $31,922)                                                      ============


Total Investments (a) 103.1%                                        $   579,336
(Cost $454,675)

Other Assets and Liabilities (3.1%)                                     (17,385)
                                                                    ------------

Net Assets 100.0%                                                   $   561,951
                                                                    ============

Notes to Schedule of Investments ($ in thousands):

(a) At June 30, 1997, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of tax
cost over value.                                                    $   124,633

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (239)
                                                                    ------------

Unrealized appreciation-net                                         $   124,394
                                                                    ============

(b) Non-income producing security.

----
 32     See accompanying notes
----

Schedule of Investments

Growth Fund
June 30, 1997

                                                                          Value
                                                        Shares           (000s)
 COMMON STOCKS 93.7%
Capital Goods 2.0%
Archer-Daniels-Midland Co.                             750,000      $    17,625
Deere & Co.                                            320,000           17,560
                                                                    ------------
                                                                         35,185
Consumer Discretionary 11.0%
TJX Corp., Inc.                                      1,600,000           42,200
Gillette Co.                                           400,000           37,900
Staples, Inc. (b)                                    1,500,000           34,875
Home Depot, Inc.                                       420,000           28,954
Costco Cos. (b)                                        850,000           27,944
Wendy's International, Inc.                            700,000           18,156
                                                                    ------------
                                                                        190,029
Consumer Services 2.8%
CUC International, Inc. (b)                          1,900,000           49,044

Consumer Staples 2.4%
Safeway, Inc. (b)                                      560,000           25,830
American Stores Co.                                    300,000           14,813
                                                                    ------------
                                                                         40,643
Energy 5.4%
Schlumberger Limited                                   500,000           62,500
USX Marathon Group                                   1,050,000           30,319
                                                                    ------------
                                                                         92,819
Financial and Business Services 12.3%
Allstate Corp.                                         625,000           45,625
NationsBank Corp.                                      600,000           38,700
Washington Mutual, Inc.                                550,000           32,862
Associates First Capital Corp. `A'                     480,000           26,640
BankAmerica Corp.                                      400,000           25,825
Merrill Lynch Co.                                      380,000           22,658
Aetna, Inc.                                            180,000           18,428
                                                                    ------------
                                                                        210,738
Health Care 19.1%
HBO & Co.                                              950,000           65,431
Warner Lambert Co.                                     360,000           44,730
Pfizer, Inc.                                           370,000           44,215
Eli Lilly & Co.                                        400,000           43,725
Boston Scientific Corp. (b)                            590,000           36,248
CVS Corp.                                              470,000           24,088
Oxford Health Plans, Inc. (b)                          250,000           17,937
Cardinal Health, Inc.                                  310,000           17,748
Bristol-Myers Squibb Co.                               210,000           17,010
Medtronic, Inc.                                        200,000           16,200
                                                                    ------------
                                                                        327,332
Materials & Processing 1.0%
Georgia-Pacific Corp.                                  200,000           17,075

Technology 33.1%
Microsoft Corp. (b)                                    500,000           63,188
Lucent Technologies, Inc.                              740,000           53,326
Honeywell, Inc.                                        590,000           44,767
Boeing Co. (The)                                       840,000           44,573
Motorola, Inc.                                         575,000           43,700
America Online, Inc. (b)                               750,000           41,719
Cisco Systems, Inc. (b)                                500,000           33,562
Intel Corp.                                            230,000           32,617
Nokia Corp. - ADR                                      410,000           30,237
Tyco International Limited                             400,000           27,825
Ascend Communications, Inc. (b)                        700,000           27,562
Compaq Computer Corp. (b)                              230,000           22,827
Tele-Communications `A' (b)                          1,325,000           19,709
American Power Conversion Corp. (b)                  1,000,000           19,000
Service Corp. International                            500,000           16,437
Westinghouse Electric Corp.                            700,000           16,187
LSI Logic Corp. (b)                                    500,000           16,000
3Com Corp. (b)                                         330,000           14,850
                                                                    ------------
                                                                        568,086
Utilities 4.6%
WorldCom, Inc. (b)                                   1,689,000           54,048
Sonat, Inc.                                            480,000           24,600
                                                                    ------------
                                                                         78,648
                                                                    ------------
Total Common Stocks                                                   1,609,599
                                                                    ============
(Cost $1,319,231)

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
 CORPORATE BONDS AND NOTES 0.1%
Banking and Finance 0.1%
Cabbell Financial Grantor Trust
   7.188% due 05/01/98                                   1,019            1,008
                                                                    ------------
Total Corporate Bonds and Notes                                           1,008
                                                                    ============
(Cost $1,010)


 PURCHASED PUT OPTIONS 0.1%

                                                     Contracts
S&P Index (CME)
   Strike @ 890.00 Exp. 07/19/97                       100,000            1,750
S&P Index (CME)
   Strike @ 870.00 Exp. 07/19/97                        60,000              585
S&P Index (CME)
   Strike @ 830.00 Exp. 07/19/97                        50,000              125
                                                                    ------------
Total Purchased Put Options                                               2,460
                                                                    ============
(Cost $2,956)


 SHORT-TERM INSTRUMENTS 6.7%


                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
Discount Notes 6.7%
BBV Finance Delaware, Inc.
   5.550% due 07/03/97                             $    16,000           15,995
CommerzBank
   5.550% due 07/07/97                                  17,000           16,984
General Electric Co.
   5.580% due 07/17/97                                  13,200           13,167
Goldman Sachs Group LP
   5.500% due 07/08/97                                  10,700           10,689
National Rural Utilities Cooperative
   5.500% due 07/09/97                                  15,000           14,982
Petrofina Delaware
   5.500% due 07/11/97                                   6,000            5,991
Societe Generale
   5.510% due 07/14/97                                   1,400            1,397
Southern New England Telecommunications Corp.
   5.570% due 07/07/97                                   2,000            1,998
Statoil
   5.520% due 07/10/97                                  15,000           14,979
UBS Finance (DE), Inc.
   6.200% due 07/01/97                                  19,000           19,000
                                                                    ------------
Total Short-Term Instruments                                            115,182
                                                                    ============
(Cost $115,182)

Total Investments (a) 100.6%                                        $ 1,728,249
(Cost $1,438,379)

Written Options (c) (0.1%)                                               (1,996)
(Premiums $3,218)

Other Assets and Liabilities (0.5%)                                      (8,919)
                                                                    ------------

Net Assets 100.0%                                                   $ 1,717,334
                                                                    ============

Notes to Schedule of Investments ($ in thousands):

(a) At June 30, 1997, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of tax
cost over value.                                                    $   308,599

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (20,871)
                                                                    ------------

Unrealized appreciation-net                                         $   287,728
                                                                    ============

(b) Non-income producing security.

                                                                            ----
                                                   See accompanying notes    33
                                                                            ----

Growth Fund
June 30, 1997

================================================================================

(c) Premiums received on Written Options:

                                                      Premiums           Market
Type                                          Par     Received            Value
--------------------------------------------------------------------------------
Call - Boston Scientific Corp. (CBOE)
   Strike @ 60.00 Exp. 07/19/97         $ 100,000     $    197        $     325
Call - S&P Index (CME)
   Strike @ 910.00 Exp. 07/19/97           50,000          760              350
   Strike @ 910.00 Exp. 07/19/97           50,000          798              350
   Strike @ 925.00 Exp. 07/19/97           60,000          565              195
   Strike @ 935.00 Exp. 07/19/97           30,000          198               86
Put - S&P Index (CME)
   Strike @ 825.00 Exp. 07/19/97           60,000          178              165
   Strike @ 850.00 Exp. 07/19/97          100,000          522              525
                                                      --------------------------
                                                      $  3,218        $   1,996
                                                      ==========================

----
 34    See accompanying notes
----

Schedule of Investments
Mid Cap Growth Fund
June 30, 1997



                                                                      Value
                                         Shares                       (000s)

 COMMON STOCKS 95.5%

Capital Goods 3.0%
Waters Corp. (b)                        112,000               $        4,018
Mark IV Industries, Inc.                161,751                        3,882
Belden, Inc.                            108,000                        3,679
                                                              --------------
                                                                      11,579
Consumer Discretionary 23.0%
Borders Group, Inc. (b)                 233,200                        5,626
Consolidated Stores Corp. (b)           161,156                        5,600
Fort Howard Corp. (b)                   103,500                        5,240
Tiffany & Co.                           104,500                        4,827
Callaway Golf Co.                       134,600                        4,778
Herman Miller, Inc.                     124,200                        4,471
Maytag Corp.                            167,100                        4,365
U.S. Industries, Inc. (b)               120,400                        4,289
Flowers Industries, Inc.                247,700                        4,164
Bemis, Inc.                              95,800                        4,143
Cytec Industries, Inc. (b)              107,500                        4,018
International Game Technology           221,400                        3,930
Lancaster Colony Corp.                   80,700                        3,904
Liz Claiborne, Inc.                      83,600                        3,898
Bed, Bath & Beyond, Inc. (b)            125,400                        3,809
Sealed Air Corp. (b)                     79,000                        3,753
Snap-On, Inc.                            94,900                        3,737
Kroger Co. (b)                          128,400                        3,724
Alberto-Culver Co. `A'                  151,100                        3,523
HON Industries                           79,200                        3,505
Lear Corp. (b)                           77,600                        3,444
K2, Inc.                                 15,000                          475
                                                              --------------
                                                                      89,223
Consumer Services 1.2%
Promus Hotel Corp. (b)                  119,600                        4,635

Consumer Staples 2.5%
Interstate Bakeries Corp.                81,800                        4,852
Richfood Holdings, Inc.                 183,750                        4,778
                                                              --------------
                                                                       9,630
Energy 13.4%
Falcon Drilling Co., Inc. (b)           112,000                        6,454
Cooper Cameron Corp. (b)                109,200                        5,105
Smith International, Inc. (b)            83,400                        5,066
EVI, Inc. (b)                           115,700                        4,859
BJ Services Co. (b)                      83,200                        4,462
El Paso Natural Gas Co.                  81,100                        4,460
Weatherford Enterra, Inc. (b)           109,100                        4,200
Diamond Offshore Drilling, Inc.          53,400                        4,172
Baker Hughes, Inc.                       92,900                        3,594
Tosco Corp.                             113,500                        3,398
Reading & Bates Corp. (b)               111,600                        2,985
National Fuel Gas Co.                    66,800                        2,801
Camco International, Inc.                10,000                          547
                                                              --------------
                                                                      52,103
Financial and Business Services 29.4%
Cullen/Frost Bankers, Inc.              124,900                        5,293
Citizens Corp.                          183,400                        5,066
Mutual Risk Management Limited          107,465                        4,930
Allmerica Financial Corp.               121,300                        4,837
Protective Life Corp.                    93,800                        4,713
Progressive Corp.                        53,200                        4,628
Crescent Real Estate Equities Co.       143,300                        4,550
Union Planters Corp.                     87,700                        4,549
Popular, Inc.                           108,200                        4,368
First American Corp.                    112,400                        4,313
Penncorp Financial Group, Inc.          108,600                        4,181
Banc One Corp.                           85,460                        4,139
Ambac, Inc.                              54,000                        4,124
BB&T Corp.                               90,200                        4,059
Mercantile BanCorp.                      66,242                        4,024
Travelers Property Casualty `A'         100,700                        4,015
Comdisco, Inc.                          152,875                        3,975
Finova Group, Inc.                       49,900                        3,817
Equity Residential Properties Trust      79,800                        3,791
Public Storage, Inc.                    128,100                        3,747
AmSouth Bancorp.                         98,800                        3,736
Ace Limited                              50,000                        3,694
SunAmerica, Inc.                         69,500                        3,388
PMI Group, Inc.                          52,200                        3,256
Summit Bancorp                           64,460                        3,231
Equifax, Inc.                            85,500                        3,179
Crestar Financial Corp.                  80,600                        3,133
HCC Insurance Holdings, Inc.             36,550                          975
City National Corp.                      25,000                          602
Reinsurance Group of America             10,000                          575
Magna Group, Inc.                        15,000                          521
Associated Banc-Corp                     12,000                          474
Crescent Operating, Inc. (b)             14,330                          172
First Midwest Bancorp, Inc.               1,250                           40
                                                              --------------
                                                                     114,095
Health Care 5.4%
Guidant Corp.                            55,700                        4,734
Health Management Association,
 Inc. `A' (b)                           158,350                        4,513
Beckman Instruments, Inc.                83,600                        4,034
Watson Pharmaceutical, Inc. (b)          87,900                        3,714
DePuy, Inc. (b)                         151,800                        3,492
Orthodontic Centers of America, Inc. (b) 24,000                          437
                                                              --------------
                                                                      20,924
Materials & Processing 4.7%
Lennar Corp.                            140,000                        4,471
Titanium Metals Corp. (b)               135,200                        4,276
Praxair, Inc.                            73,800                        4,133
Mascotech, Inc.                         166,600                        3,478
Johns Manville Corp.                     50,800                          600
Medusa Corp.                             15,000                          576
Mueller Industries, Inc. (b)             10,000                          438
Mississippi Chemical Corp.               15,000                          311
                                                              --------------
                                                                      18,283
Technology 11.0%
Compuware Corp. (b)                     117,200                        5,596
McAfee Associates, Inc. (b)              83,200                        5,252
Tandem Computers, Inc. (b)              253,100                        5,125
SCI Systems, Inc. (b)                    76,000                        4,845
Electronics for Imaging, Inc. (b)        93,600                        4,423
Gateway 2000, Inc. (b)                  119,100                        3,863
Cognos, Inc. (b)                        123,100                        3,831
American Power Conversion Corp. (b)     164,500                        3,126
General Dynamics Corp.                   41,500                        3,113
Adaptec, Inc. (b)                        75,200                        2,613
Sanmina Corp. (b)                        10,000                          635
                                                              --------------
                                                                      42,422
Transportation 1.0%
CNF Transportation, Inc.                125,300                        4,041

Utilities 0.9%
Cinergy Corp.                            83,200                        2,897
Oneok, Inc.                              15,000                          483
                                                              --------------
                                                                       3,380
                                                              --------------
Total Common Stocks                                                  370,315
(Cost $288,273)                                               ==============



 SHORT-TERM INSTRUMENTS 0.4%
                                      Principal
                                        Amount
                                        (000s)
Repurchase Agreements 0.4%
State Street Bank
    4.250% due 07/01/97              $    1,481                        1,481
    (Dated 06/30/97.  Collateralized
    by U.S. Treasury Bond 8.500% due
    02/15/20 valued at $1,514,131.
    Repurchase proceeds are $1,481,175.)
                                                              --------------
Total Short-Term Instruments                                           1,481
(Cost $1,481)                                                 ==============

Total Investments (a) 95.9%                                   $      371,796
(Cost $289,754)

Other Assets and Liabilities 4.1%                                     15,773
                                                              --------------

Net Assets 100.0%                                             $      387,569
                                                              ==============





                                                                          ----
                                                 See accompanying notes    35
                                                                          ----

Mid Cap Growth Fund
June 30, 1997


Notes to Schedule of Investments ($ in thousands):
(a) At June 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of tax cost
over value.                                                   $       84,186

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                           (2,212)
                                                              --------------

Unrealized appreciation-net                                   $       81,974
                                                              --------------

(b)  Non-income producing security.



----
 36   See accompanying notes
----

Schedule of Investments

Target Fund
June 30, 1997

                                                                      Value
                                         Shares                       (000s)
 COMMON STOCKS 98.1%

Capital Goods 7.6%
Paccar, Inc.                           489,600                $       22,736
Perkin Elmer Corp.                     230,200                        18,315
Sundstrand Corp.                       317,000                        17,693
AGCO Corp.                             435,900                        15,665
Coltec Industries, Inc. (b)            784,200                        15,292
                                                              --------------
                                                                      89,701
Consumer Discretionary 19.4%
Sunbeam-Oster, Inc.                  1,169,700                        44,156
General Nutrition Cos., Inc. (b)     1,367,000                        38,276
Federal-Mogul Corp.                    859,700                        30,090
Hertz Corp. `A' (b)                    715,600                        25,762
Jones Apparel Group, Inc. (b)          467,900                        22,342
Westpoint Stevens, Inc. (b)            466,200                        18,240
Cracker Barrel Old Country Store,
 Inc.                                  660,000                        17,490
Callaway Golf Co.                      487,200                        17,296
Borders Group, Inc. (b)                666,900                        16,089
                                                              --------------
                                                                     229,741
Consumer Services 5.3%
Starbucks Corp. (b)                    476,300                        18,546
Gartner Group, Inc. `A' (b)            421,800                        15,158
Pittston Brink's Group                 502,500                        15,075
Williams-Sonoma, Inc. (b)              335,000                        14,321
                                                              --------------
                                                                      63,100
Energy 9.8%
Valero Energy Corp.                    774,800                        28,086
BJ Services Co. (b)                    506,200                        27,145
Columbia Gas Systems, Inc.             371,800                        24,260
Sun Co., Inc.                          747,200                        23,163
Anadarko Petroleum Corp.               222,500                        13,350
                                                              --------------
                                                                     116,004
Financial and Business Services 12.7%
Greenpoint Financial Corp.             439,700                        29,268
Dime Bancorp, Inc.                   1,504,300                        26,325
Everest Reinsurance Holdings, Inc.     628,200                        24,892
Union Planters Corp.                   405,800                        21,051
Southtrust Corp.                       448,900                        18,573
Marshall & Ilsley Corp.                436,600                        17,737
Hartford Life, Inc. `A' (b)            354,100                        13,279
                                                              --------------
                                                                     151,125
Health Care 11.1%
Safeskin Corp. (b)                   1,125,700                        33,138
McKesson Corp.                         394,000                        30,535
Beverly Enterprises, Inc. (b)        1,721,800                        27,979
Wellpoint Health Networks (b)          584,600                        26,819
BioChem Pharma, Inc. (b)               610,800                        13,590
                                                              --------------
                                                                     132,061
Materials & Processing 2.5%
BetzDearborn, Inc.                     230,000                        15,180
Owens Illinois, Inc. (b)               473,600                        14,682
                                                              --------------
                                                                      29,862
Technology 28.7%
National Semiconductor Corp. (b)     1,112,700                        34,076
Maxim Integrated Products, Inc. (b)    521,100                        29,638
Autodesk, Inc.                         749,300                        28,708
DSC Communications Corp. (b)         1,274,300                        28,353
Lattice Semiconductor Corp. (b)        380,400                        21,493
Kohls Corp. (b)                        391,500                        20,725
Vishay Intertechnology, Inc. (b)       679,350                        19,659
Compuware Corp. (b)                    398,500                        19,028
International Rectifier Corp. (b)      993,600                        18,506
Xilinx, Inc. (b)                       374,100                        18,354
Cypress Semiconductor Corp. (b)      1,231,600                        17,858
Symantec Corp. (b)                     897,700                        17,505
Qualcomm, Inc. (b)                     295,400                        15,028
Stratus Computer, Inc. (b)             292,100                        14,605
Advanced Fibre Communication (b)       218,200                        13,174
General Signal Corp.                   291,100                        12,699
Storage Technology Corp. (b)           261,200                        11,623
American Satellite Network, Inc.
 Warrants                               53,250                             0
                                                              --------------
                                                                     341,032
Transportation 1.0%
CNF Transportation, Inc.               378,100                        12,194
                                                              --------------
Total Common Stocks                                                1,164,820
(Cost $1,027,849)                                             --------------


                                     Principal
                                        Amount                         Value
                                        (000s)                        (000s)
 SHORT-TERM INSTRUMENTS 3.4%

Discount Notes 3.4%
Commonwealth of Australia
   5.520% due07/07/97               $      500                $          500
Deutsche Bank AG
   5.490% due07/03/97                    9,800                         9,797
Goldman Sachs & Co.
   5.500% due07/08/97                   11,000                        10,988
McKenna Triangle National Corp.
   5.520% due07/09/97                    2,000                         1,997
Preferred Receivable Funding
   5.570% due07/01/97                   10,000                        10,000
Societe Generale
   5.510% due07/14/97                    2,000                         1,996
UBS Finance (DE), Inc.
   6.200% due07/01/97                    5,500                         5,500
                                                              --------------
Total Short-Term Instruments                                          40,778
(Cost $40,778)                                                --------------

Total Investments (a) 101.5%                                  $    1,205,598
(Cost $1,068,627)

Other Assets and Liabilities  (1.5%)                                 (18,061)
                                                              --------------

Net Assets 100.0%                                             $    1,187,537
                                                              ==============



Notes to Schedule of Investments ($ in thousands):

(a) At June 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of tax cost
over value.                                                   $      141,856

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                           (5,866)
                                                              --------------

Unrealized appreciation-net                                   $      135,990
                                                              ==============

(b)  Non-income producing security.

                                                                            ----
                                                  See accompanying notes     37
                                                                            ----

Schedule of Investments
Small Cap Value Fund
June 30, 1997

                                                                       Value
                                                        Shares        (000s)
 COMMON STOCKS 89.9%

Capital Goods 7.5%
Barnes Group, Inc.                                      25,900  $        767
Tecumseh Products Co. `A'                               12,400           743
C&D Technologies, Inc.                                  19,300           724
Zurn Industries, Inc.                                   24,700           710
Mosinee Paper Corp.                                     28,550           699
Oshkosh Truck Corp. `B'                                 48,500           691
Allied Products Corp.                                   20,600           682
Del Webb Corp.                                          41,900           681
Gleason Corp.                                            3,800           177
                                                                -------------
                                                                       5,874
Consumer Discretionary 18.5%
Westinghouse Air Brake Co.                              41,200           824
Bindley Western Industries, Inc.                        34,500           791
Sturm Ruger & Co., Inc.                                 39,400           773
Guilford Mills, Inc.                                    37,050           771
Bowne & Co., Inc.                                       21,800           760
Brown Group, Inc.                                       40,000           748
Nash Finch Co.                                          33,300           737
DIMON, Inc.                                             27,700           734
Borg-Warner Automotive, Inc.                            13,400           725
Harman International Industries, Inc.                   16,900           712
Ennis Business Forms                                    73,800           710
Fleetwood Enterprises, Inc.                             23,800           709
Stanhome, Inc.                                          21,100           694
Rival Co.                                               47,000           693
Toro Co.                                                18,200           689
Bergen Brunswig Corp. `A'                               24,518           683
Garan, Inc.                                             33,500           674
Fedders USA, Inc.                                      117,400           668
Winnebago Industries                                    83,900           603
ShopKo Stores, Inc.                                     16,500           421
La-Z-Boy Inc.                                           11,400           410
                                                                -------------
                                                                      14,529
Consumer Services 0.9%
Lubys Cafeterias, Inc.                                  35,500           708

Consumer Staples 0.9%
Marsh Supermarkets, Inc. `B'                            50,500           707

Energy 5.4%
Vintage Petroleum, Inc.                                 23,700           729
Offshore Logistics, Inc. (b)                            37,800           713
Mitchell Energy & Development Corp. `B'                 32,300           703
Aquila Gas Pipeline Corp.                               50,100           698
World Fuel Services Corp.                               31,900           698
Monterey Resources, Inc.                                45,900           683
                                                                -------------
                                                                       4,224
Financial and Business Services 17.2%
Chittenden Corp.                                        22,300           764
Merrill Corp.                                           20,300           738
AmVestors Financial Corp.                               38,800           728
Centris Group, Inc.                                     34,300           725
Quick & Reilly Group, Inc.                              31,150           724
McGrath Rentcorp                                        35,300           724
Sovereign Bancorp, Inc.                                 47,420           723
First Financial Corp.                                   24,600           723
Morgan Keegan, Inc.                                     35,850           713
Raymond James Financial Corp.                           25,850           708
FirstBank Puerto Rico                                   27,300           706
Orion Capital Corp.                                      9,500           701
American Health Properties, Inc.                        27,800           698
Commercial Federal Corp.                                18,800           698
Eaton Vance Corp.                                       25,000           695
United Dominion Realty Trust                            48,915           694
Excel Realty Trust, Inc.                                26,100           688
Capstead Mortgage Corp.                                 27,350           675
PXRE Corp.                                              20,700           637
BankAtlantic Bancorp, Inc. `A'                           5,900            83
                                                                -------------
                                                                      13,545
Health Care 2.9%
ICN Pharmaceuticals, Inc.                               29,924           858
Integrated Health Services, Inc.                        18,400           708
Chemed Corp.                                            18,900           708
                                                                -------------
                                                                       2,274

Materials & Processing 19.9%
Caraustar Industries, Inc.                              22,300           772
Kaman Corp.                                             48,600           747
Commercial Metals Co.                                   22,900           739
APL Limited                                             23,500           734
Continental Homes Holding Corp.                         41,100           724
Mississippi Chemical Corp.                              34,809           722
Glimcher Realty Trust                                   35,000           722
Cleveland-Cliffs, Inc.                                  17,600           717
GenCorp, Inc.                                           31,000           717
Wellman, Inc.                                           41,200           716
Nacco Industries, Inc. `A'                              12,600           711
Southdown, Inc.                                         16,300           711
Standard Motor Products, Inc.                           51,600           710
Ethyl Corp.                                             76,700           709
Texas Industries, Inc.                                  26,600           707
Quanex Corp.                                            23,000           706
Butler Manufacturing Co.                                21,200           702
Castle (A.M.) & Co.                                     31,725           700
Zeigler Coal Holding Co.                                29,900           699
Universal Forest Products, Inc.                         47,600           696
Varlen Corp.                                            25,750           692
Universal Corp.                                         21,000           667
                                                                -------------
                                                                      15,720
Technology 5.7%
Wyle Electronics                                        19,400           766
Dallas Semiconductor Corp.                              18,800           738
MTS Systems Corp.                                       23,900           729
Thiokol Corp.                                           10,300           721
Pioneer Standard Electronics, Inc.                      51,700           698
Computer Data Systems, Inc.                             23,300           682
Innovex, Inc.                                            5,700           166
                                                                -------------
                                                                       4,500
Transportation 2.8%
Roadway Express, Inc.                                   33,600           786
ASA Holdings, Inc.                                      25,500           730
Sea Containers Limited `A'                              32,100           726
                                                                -------------
                                                                       2,242
Utilities 8.2%
Aliant Communications, Inc.                             39,500           770
Southern California Water Co.                           30,500           747
United Illuminating Co.                                 23,900           738
Commonwealth Energy System                              30,200           723
Eastern Enterprises                                     20,700           718
Central Hudson Gas & Electric                           20,800           716
Energen Corp.                                           20,900           704
Rochester Gas & Electric Corp.                          33,000           695
Eastern Utilities Association                           37,200           679
                                                                -------------
                                                                       6,490
                                                                -------------
Total Common Stocks                                                   70,813
(Cost $60,201)                                                  =============


 SHORT-TERM INSTRUMENTS 10.0%


                                                      Principal
                                                         Amount
                                                         (000s)
Repurchase Agreements 10.0%
State Street Bank
   4.250% due 07/01/97                               $   7,913         7,913
   (Dated 06/30/97.  Collateralized
   by U.S. Treasury Bond 8.500% due
   02/15/20 valued at $8,071,293.
   Repurchase proceeds are
   $7,913,934.)
                                                                -------------
Total Short-Term Instruments                                           7,913
(Cost $7,913)                                                   =============


Total Investments (a) 99.9%                                     $     78,726
(Cost $68,114)

Other Assets and Liabilities 0.1%                                        106
                                                                -------------

Net Assets 100.0%                                               $     78,832
                                                                =============

----
 38  See accompanying notes
----


Notes to Schedule of Investments ($ in thousands):

(a)  At June 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal
income tax purposes was as follows:
Aggregate gross unrealized appreciation for all
investments in which there was an excess of tax cost
over value.                                                         $    11,340

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (871)
                                                                    ------------
Unrealized appreciation-net                                         $    10,469
                                                                    ============
(b)  Non-income producing security.




                                                                              --
                                                     See accompanying notes   39
                                                                              --

Schedule of Investments
Opportunity Fund
June 30, 1997

                                                                        Value
                                                         Shares        (000s)
 COMMON STOCKS 94.1%

Capital Goods 1.8%
Tower Automotive, Inc. (b)                              345,000    $   14,835

Consumer Discretionary 8.7%
Proffitt's, Inc. (b)                                    400,000        17,550
Converse, Inc. (b)                                      600,000        13,275
Windmere Corp.                                          800,000        13,100
Heilig-Meyers Co.                                       550,000        10,794
AnnTaylor Stores Corp. (b)                              500,000         9,750
Linens`N Things, Inc. (b)                               300,000         8,887
                                                                   -----------
                                                                       73,356
Consumer Services 10.2%
Norrell Corp.                                           890,000        29,370
Airborne Freight Corp.                                  600,000        25,125
Papa John's International, Inc. (b)                     500,000        18,375
U.S. Home Corp. (b)                                     500,000        13,281
                                                                   -----------
                                                                       86,151
Consumer Staples 2.0%
Smithfield Foods (b)                                    275,000        16,912

Energy 5.8%
RMI Titanium Co. (b)                                    800,000        21,800
Veritas DGC, Inc. (b)                                   700,000        15,925
Camco International, Inc.                               200,000        10,950
                                                                   -----------
                                                                       48,675
Financial and Business Services 6.2%
Glendale Federal Bank FSB (b)                         1,100,000        28,738
E*Trade Group, Inc. (b)                                 600,000        11,775
First Alliance Corp. (b)                                400,000        11,700
                                                                   -----------
                                                                       52,213
Health Care 8.0%
Dura Pharmaceuticals, Inc. (b)                          729,100        29,073
Cytyc Corp. (b)                                         650,000        17,631
Curative Health Services, Inc. (b)                      400,000        11,500
Columbia Laboratories, Inc. (b)                         575,000         9,416
                                                                   -----------
                                                                       67,620
Materials & Processing 3.1%
Ocean Energy, Inc. (b)                                  400,000        18,500
Apogee Enterprises, Inc.                                340,000         7,310
                                                                   -----------
                                                                       25,810
Technology 46.7%
Comverse Technology, Inc. (b)                         1,000,000        52,000
Computer Horizons Corp. (b)                           1,000,000        34,250
Wind River Systems (b)                                  600,000        22,950
Cognos, Inc. (b)                                        675,000        21,009
Data General Corp. (b)                                  750,000        19,500
Brightpoint, Inc. (b)                                   590,000        19,212
Lernout & Hauspie Speech
   Products N.V. (b)                                    660,000        18,067
Manugistics Group, Inc. (b)                             400,000        17,800
Tracor, Inc. (b)                                        650,000        16,331
Premiere Technologies, Inc.                             600,000        15,600
SpeedFam International, Inc. (b)                        425,000        15,247
Credence Systems Corp. (b)                              500,000        14,969
Kemet Corp. (b)                                         600,000        14,925
Imnet Systems, Inc. (b)                                 480,000        14,910
Winstar Communications, Inc. (b)                      1,050,000        14,044
HCIA, Inc. (b)                                          380,000        12,730
Kent Electronics Corp. (b)                              345,100        12,661
Network Appliance, Inc. (b)                             319,200        12,130
Dupont Photomasks, Inc. (b)                             200,000        10,800
Vanstar Corp. (b)                                       600,000         8,475
DSP Communications, Inc. (b)                            750,000         8,250
Harmonic Lightwaves, Inc. (b)                           450,000         7,706
Excite, Inc. (b)                                        534,000         7,643
New Era of Networks, Inc. (b)                           160,000         2,640
                                                                   -----------
                                                                      393,849
Transportation 1.6%
America West Holdings Corp. `B' (b)                     950,000        13,775
                                                                   -----------
Total Common Stocks                                                   793,196
                                                                   ===========
(Cost $632,014)


                                                       Principal
                                                          Amount         Value
                                                         (000s)         (000s)
 SHORT-TERM INSTRUMENTS 9.0%

Discount Notes 9.0%
BellSouth Telecommunications, Inc.
    5.48% due 07/07/97                               $    5,000   $     4,995
Deutsche Bank AG
    5.49% due 07/03/97                                   20,300        20,294
Goldman Sachs & Co.
    5.50% due 07/08/97                                   14,000        13,986
McKenna Triangle National Corp.
    5.52% due 07/09/97                                    9,700         9,688
Preferred Receivables Funding
    5.57% due 07/01/97                                    6,500         6,500
UBS Finance (DE), Inc.
    6.20% due 07/01/97                                   10,000        10,000
Windmill Funding Corp.
    5.55% due 07/02/97                                   10,000         9,998
                                                                   -----------
Total Short-Term Instruments                                           75,461
                                                                   ===========
(Cost $75,461)

Total Investments (a) 103.1%                                       $  868,657
(Cost $707,475)

Written Options (c) (0.3%)                                             (2,572)
(Premiums $938)

Other Assets and Liabilities (2.8%)                                   (23,155)
                                                                   -----------
Net Assets 100.0%                                                  $  842,930
                                                                   ===========

Notes to Schedule of Investments ($ in thousands):

(a) At June 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of tax cost
over value.                                                        $  179,951

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                           (19,413)
                                                                   -----------

Unrealized appreciation-net                                        $  160,538
                                                                   ===========

(b) Non-income producing security.

(c) Premiums received on Written Options:

                                                       Premiums        Market
Type                                             Par   Received         Value
------------------------------------------------------------------------------
Call - Comverse Technology, Inc.
   Strike @ 45.00 Exp. 07/18/97           $  300,000   $    478    $    2,212
Call - Harmonic Lightwaves, Inc.
   Strike @ 17.50 Exp. 07/18/97              150,000        256           150
   Strike @ 17.50 Exp. 07/18/97               50,000         73            50
Call - Kent Electronics Corp.
   Strike @ 35.00 Exp. 07/18/97               69,000        131           160
                                                       -----------------------
                                                       $    938    $    2,572
                                                       =======================

----
 40   See accompanying notes
----

Schedule of Investments

International Developed Fund
June 30, 1997

                                                                         Value
                                                      Shares            (000s)
 COMMON STOCKS 99.2%
Australia 0.9%
Broken Hill Property Co.                              12,022       $        177
Pasminco Limited                                      84,000                171
Westpac Banking Corp.                                 26,700                161
Amcor Limited `A'                                     14,800                 98
News Corp. Limited                                    18,600                 89
Comalco Limited                                       16,200                 87
Leighton Holdings Limited                             10,400                 51
Tabcorp Holdings Limited                               8,850                 48
QNI Limited                                           20,000                 36
                                                                   -------------
                                                                            918
Belgium 3.6%
Webs-Belgium                                         205,000              3,588

Finland 4.1%
Nokia Corp.                                           13,210                985
Werner Soderstrom Osakey `B'                          17,800                617
Hartwall OY AB                                         5,850                339
UPM-Kymmene Corp.                                     14,380                332
Valmet Corp. OY                                       15,500                268
Yit-Yhtyma OY                                         18,580                245
Rautaruukki OY                                        23,100                243
Neste OY                                               9,030                240
Metsa Serla `B'                                       27,890                227
Okobank `A'                                           16,400                221
Stockmann AB `B'                                       3,990                212
Viking Line AB                                         4,000                126
Rauma Group OY                                           400                  9
                                                                   -------------
                                                                          4,064
France 11.0%
Elf Aquitaine SA                                      11,512              1,242
Alcatel Alsthom                                        8,660              1,085
Carrefour SA                                           1,272                924
Rhone-Poulenc SA `A'                                  21,790                890
Societe Generale                                       7,960                889
Banque National de Paris                              21,350                880
Hermes International                                   7,170                671
Societe BIC SA                                         4,077                667
Groupe Danone                                          4,000                661
AXA-UAP                                               10,540                656
Compagnie Generale des Eaux                            5,000                641
Synthelabo                                             4,490                584
Lafarge SA                                             9,000                560
Valeo                                                  6,910                429
Schneider SA                                           5,211                277
Compagnie Gen de Eaux Warrants                         2,800                  2
                                                                   -------------
                                                                         11,058
Germany 12.2%
VEBA AG                                               29,880              1,688
Volkswagen AG                                          2,040              1,547
Bayer AG                                              33,360              1,286
Siemens AG                                            18,700              1,121
Degussa AG                                            19,400              1,026
Mannesmann AG                                          2,203                985
MAN AG                                                 3,850                976
Deutsche Telekom AG                                   37,200                914
Daimler Benz AG                                       11,000                895
Allianz AG                                             3,930                840
Dresdner Bank AG                                      15,000                526
Commerzbank AG                                        14,100                403
                                                                   -------------
                                                                         12,207
Hong Kong 1.5%
Cheung Kong Holdings Limited                          23,000                227
Hutchison Whampoa Limited                             25,000                216
Sun Hung Kai Properties                               17,816                214
New World Development Co. Limited                     28,000                167
HSBC Holdings PLC                                      5,200                156
Citic Pacific Limited                                 25,000                156
Wharf Holdings                                        36,000                156
China Light & Power Co. Limited                       24,000                136
Amoy Properties Limited                              113,500                125
                                                                   -------------
                                                                          1,553
Italy 6.8%
ENI SpA                                              258,800              1,468
Fiat SpA                                             230,000                829
Telecom Italia SpA                                   256,000                768
Telecom Italia Mobile SpA                            211,000                684
Instituto Nazionale delle Assicurazioni              418,000                638
Istituto Mobiliare Italiano SpA                       70,000                631
Banca Commerciale Italiana                           279,000                579
Alleanza Assicurazioni                                66,000                519
Benetton Group SpA                                    27,040                433
Danieli & Co.                                         45,000                298
                                                                   -------------
                                                                          6,847
Japan 26.5%
NEC Corp.                                            133,000              1,859
Fanuc                                                 48,000              1,845
Matsushita Electric Works Limited                    160,000              1,817
Sumitomo Bank Limited                                104,000              1,708
Fujisawa Pharmaceutical                              162,000              1,670
Nippon Oil Co.                                       280,000              1,533
Aoyama Trading Co. Limited                            47,700              1,533
Murata Manufacturing Co.                              36,000              1,434
Marubeni Corp.                                       312,000              1,417
Nippon Telegraph & Telephone                             132              1,268
NKK Corp.                                            586,000              1,259
Sumitomo Trust & Banking                             114,000              1,225
Daiwa Securities Co. Limited                         152,000              1,200
Tokyo Tatemono Co. Limited                           225,000              1,189
Tokyu Corp.                                          180,000              1,118
Dainippon Screen Manufacturing Co.                   115,000              1,085
Autobacs Seven Co.                                    13,000              1,031
Sumitomo Metal Mining Co.                            133,000                941
Mitsui O.S.K. Lines Limited (b)                      424,000                874
Tokyo Steel Manufacturing                             45,100                504
Tokyo Electron Limited                                 2,000                 96
                                                                   -------------
                                                                         26,606
Malaysia 3.1%
Telekom Malaysia                                      91,500                428
Edaran Otomobil Nasional                              47,000                400
Road Builder (M) Holdings Berhad                      80,412                379
United Engineers (Malaysia) Limited                   46,000                332
Malayan Banking Berhad                                31,000                325
Sungei Way Holdings Berhad                           128,000                241
Metacorp Berhad                                      115,000                239
DCB Holdings Berhad                                   68,000                216
Resorts World Berhad                                  69,000                208
Land & General Berhad                                136,000                156
IOI Properties Berhad                                 73,000                139
DCB Holdings Berhad Rights                             3,400                  0
                                                                   -------------
                                                                          3,063
Netherlands 5.0%
Royal Dutch Petroleum Co.                             28,800              1,499
Unilever NV                                            2,766                583
Vendex International NV                                6,800                372
Elsevier NV                                           22,251                372
Philips Electronics NV                                 5,100                365
ABN-AMRO Holdings                                     16,280                304
Royal PTT Nederland NV                                 7,600                298
ING Groep NV                                           6,195                286
Koninklijke Ahold NV                                   3,161                267
Akzo Noble NV                                          1,940                266
Verernigde Nederlandse Uitgeversbedrijven
  Verenigd Bezit                                      10,800                239
DSM NV                                                 1,850                184
                                                                   -------------
                                                                          5,035
Singapore 3.4%
Overseas Chinese Banking                              66,360                687
Singapore Airlines Limited                            64,300                576
United Overseas Bank Limited                          53,200                547
Development Bank Of Singapore Limited                 42,300                533
City Developments Limited                             43,900                430
Keppel Corp. Limited                                  81,400                362
Fraser & Neave Limited                                43,600                311
                                                                   -------------
                                                                          3,446

                                                                            ----
                                                     See accompanying notes  41
                                                                            ----

International Developed Fund
June 30, 1997

                                                                          Value
                                                       Shares            (000s)
================================================================================
Spain 1.0%
Telefonica de Espana                                    8,210      $        237
Banco Bilbao Vizcaya SA                                 2,630               214
Banco Santander SA                                      5,400               166
Iberdrola SA                                            9,226               116
Repsol SA                                               2,356               100
Tabaclera SA `A'                                        1,800                97
Gas Y Electricidad SA `2'                               1,700                91
                                                                   -------------
                                                                          1,021
Switzerland 9.0%
Roche Holding AG                                          200             1,809
Novartis AG                                             1,106             1,769
Credit Suisse Group                                     7,314               940
UBS (Schweiz Bankgesellschaft)                            710               812
Nestle SA                                                 601               793
Clariant AG                                               860               557
Holderbank Financiere Glarus AG                           535               505
Tag Heuer International SA (b)                          3,040               456
Kuoni Reisen AG                                           130               445
ABB AG                                                    294               445
Allusuisse-Lonza Holdings AG                              385               399
Ciba Specialty Chemicals AG (b)                         1,106               102
                                                                   -------------
                                                                          9,032
United Kingdom 11.1%
Lloyds TSB Group PLC                                  104,104             1,067
Zeneca Group                                           32,060             1,059
Abbey National PLC                                     77,400             1,056
Smithkline Beecham PLC                                 56,798             1,045
Scottish & Newcastle PLC                               64,800               697
Scottish Power PLC                                    102,780               668
Shell Transport & Trading Co.                          95,400               650
British Telecommunications PLC                         86,500               642
Wolseley PLC                                           71,800               559
Prudential                                             53,100               514
Unilever PLC                                           17,500               501
IMI PLC                                                87,000               496
EMI Group PLC                                          27,500               493
Boots Co. PLC                                          39,700               465
LASMO PLC                                             103,000               445
Burton Group PLC                                      192,000               376
Commercial Union PLC                                   34,700               365
                                                                   -------------
                                                                         11,098
                                                                   -------------
Total Common Stocks
(Cost $88,581)                                                           99,536
                                                                   =============


 SHORT-TERM INSTRUMENTS 2.4%
                                                    Principal
                                                       Amount
                                                       (000s)
Time Deposits 2.4%
Chase Manhattan Bank
    5.75%due07/01/97                             $      2,400             2,400
                                                                   -------------
Total Short-Term Instruments                                              2,400
(Cost $2,400)                                                      =============

Total Investments (a) 101.6%                                       $    101,936
(Cost $90,981)
Other Assets and Liabilities (Net) (1.6%)                                (1,623)
                                                                   -------------
Net Assets 100.0%                                                  $    100,313
                                                                   =============

Notes to Schedule of Investments ($ in thousands):

(a) At June 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of tax cost
over value.                                                        $     14,494

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value.                     (3,594)
                                                                   -------------
Unrealized appreciation-net                                        $     10,900
                                                                   =============

(b) Non-income producing security.


----
 42   See accompanying notes
----

Schedule of Investments

International Fund
June 30, 1997

                                                                          Value
                                                       Shares            (000s)
 COMMON STOCKS 96.7%
Belgium 2.5%
Webs-Belgium                                          279,000      $      4,883

Brazil 3.0%
Telecomunicacoes Brasileiras - ADR                      7,688             1,167
Centrais Electricas Brasileiras SA `B'              1,682,200             1,003
Banco Bradesco SA                                  53,813,900               542
Banco Itau SA                                         833,200               467
Usimas Siderurgicas Minas Gerais SA PR                 38,656               431
Telecomunicacoes Brasileiras SA                     2,973,900               403
Companhia Vale do Rio Doce                             16,168               358
Petroleo Brasileiro SA                              1,012,200               281
Companhia Cervejaria Brahma                           312,400               238
Companhia Energetica de Minas Gerais                4,531,700               234
Souza Cruz SA                                          16,700               176
Companhia Siderurgica Nacional                      5,150,700               170
Aracruz Celulose SA `B'                                82,700               168
White Martins SA                                       57,181               167
Companhia Paulista de Forca e Luz                     665,800               112
                                                                   -------------
                                                                          5,917
Chile 3.0%
Compania de Telecomunicaciones de Chile SA SP - ADR    38,100             1,257
Enersis SA SP - ADR                                    34,950             1,243
Empresa Nacional de Electricidad SA SP - ADR           43,500               981
Banco Santander Chile SP - ADR                         37,200               549
Chilgener SA SP - ADR                                  19,350               542
Quimica Minera Chile SA SP - ADR                        7,100               469
Compania Cervecerias Unidas SA SP - ADR                12,600               276
Maders Y Sinteticos Sociedad - ADS                     16,600               276
Madeco SA - ADR                                         9,800               240
Chilgener - ADR Rights                                  6,383                14
                                                                   -------------
                                                                          5,847
Finland 4.2%
Nokia Corp.                                            30,640             2,285
Werner Soderstrom Osakey `B'                           31,500             1,093
UPM-Kymmene Corp.                                      35,650               824
Neste OY                                               25,250               671
Yit-Yhtyma OY                                          45,500               601
Okobank `A'                                            44,500               600
Rautaruukki OY                                         56,300               591
Valmet Corp. OY                                        21,820               378
Hartwall OY AB                                          6,500               376
Metsa Serla `B'                                        39,470               322
Stockmann AB `B'                                        5,620               299
Viking Line AB                                          5,750               182
Rauma Group OY                                            630                14
                                                                   -------------
                                                                          8,236
France 7.2%
Elf Aquitaine SA                                       14,332             1,546
Carrefour SA                                            1,845             1,340
Rhone-Poulenc SA `A'                                   30,490             1,245
Alcatel Alsthom                                         9,130             1,144
Groupe Danone                                           6,400             1,058
Societe BIC SA                                          6,298             1,030
Compagnie Generale des Eaux                             7,500               961
Societe Generale                                        8,440               942
Synthelabo                                              7,010               913
Lafarge SA                                             14,300               890
Hermes International                                    8,877               831
Banque National de Paris                               18,550               765
AXA-UAP                                                10,214               635
Schneider SA                                            8,231               438
Valeo                                                   6,360               395
Compagnie Gen de Eaux Warrants                          2,750                 2
                                                                   -------------
                                                                         14,135
Germany 9.2%
Volkswagen AG                                           3,210             2,434
VEBA AG                                                38,580             2,180
Mannesmann AG                                           3,860             1,725
Degussa AG                                             31,670             1,675
Bayer AG                                               43,140             1,663
Siemens AG                                             26,700             1,600
MAN AG                                                  6,100             1,547
Allianz AG                                              7,110             1,519
Deutsche Telekom AG                                    47,400             1,165
Dresdner Bank AG                                       26,300               922
Daimler Benz AG                                        10,000               814
Commerzbank AG                                         26,000               743
                                                                   -------------
                                                                         17,987
Hong Kong 1.6%
Cheung Kong Holdings Limited                           45,000               444
Sun Hung Kai Properties                                35,182               423
Hutchison Whampoa Limited                              48,130               416
New World Development Co. Limited                      54,000               322
Wharf Holdings                                         70,000               304
HSBC Holdings PLC                                      10,000               301
Citic Pacific Limited                                  48,000               300
China Light & Power Co. Limited                        46,500               264
Amoy Properties Limited                               219,500               242
                                                                   -------------
                                                                          3,016
Hungary 1.8%
MOL Magyar Olaj-es Gazipare                            50,000             1,084
Richter Gedeon                                         11,000               991
OTP Bank                                               25,400               664
Borsodchem                                              8,700               341
Graboplast                                              5,650               260
EGIS                                                    3,700               231
                                                                   -------------
                                                                          3,571
India 2.0%
Videsh Sanchar Nigam Limited - GDR                     56,000             1,162
State Bank Of India - GDR                              38,800             1,028
Hindalco Industries Limited SP - GDR                   27,500               972
Indian Hotels Co. - GDR                                29,400               698
                                                                   -------------
                                                                          3,860
Indonesia 0.1%
Bank International Indonesia                          258,548               223
Bank International Indonesia `F' Warrants              11,692                 5
                                                                   -------------
                                                                            228
Israel 3.6%
ECI Telecommunications Limited                         37,100             1,104
Teva Pharmaceutical Industries Limited                 15,860             1,023
Israel Chemicals Limited                              602,000               708
Industrial Buildings Corp.                            356,000               628
Bank Hapoalim Limited                                 301,000               626
Blue Square Chain Stores (b)                           56,950               554
Clal Israel Limited                                 1,768,000               507
Bezek Israeli Telecommunication Corp. Limited         199,800               505
Elco Holdings Limited                                  43,348               386
Elite Industries Limited                               13,800               334
Agis Industries Limited                                27,800               294
Formula Systems Limited (b)                            17,300               282
Industrial Buildings Rights                            28,480                 0
Tadiran Limited                                             0                 0
                                                                   -------------
                                                                          6,951
Italy 6.3%
ENI SpA                                               440,400             2,498
Fiat SpA                                              416,000             1,500
Telecom Italia SpA                                    480,000             1,440
Telecom Italia Mobile SpA                             382,000             1,238
Istituto Mobiliare Italiano SpA                       134,000             1,208
Instituto Nazionale delle Assicurazioni               703,000             1,073
Alleanza Assicurazioni                                128,000             1,007
Banca Commerciale Italiana                            468,000               971
Benetton Group SpA                                     44,720               716
Danieli & Co.                                          96,000               635
                                                                   -------------
                                                                         12,286
Japan 15.1%
Hitachi Limited                                       226,000             2,526
Matsushita Electric Works Limited                     181,000             2,055
Fujisawa Pharmaceutical                               198,000             2,041
Aoyama Trading Co. Limited                             62,000             1,993
Nippon Telegraph & Telephone                              197             1,893
Sumitomo Bank Limited                                 113,000             1,855
Fanuc                                                  48,000             1,845
Murata Manufacturing Co.                               41,000             1,633
Nippon Oil Co.                                        288,000             1,577
Dainippon Screen Manufacturing Co.                    161,000             1,519
Autobacs Seven Co.                                     18,600             1,475

                                                                            ----
                                                   See accompanying notes    43
                                                                            ----

International Fund
June 30, 1997



                                                        Value
                                        Shares         (000s)
=============================================================
Sumitomo Trust & Banking               128,000    $    1,375
Sumitomo Metal Mining Co.              191,000         1,351
Marubeni Corp.                         293,000         1,331
NKK Corp.                              583,000         1,253
Tokyu Corp.                            194,000         1,205
Mitsui O.S.K. Lines Limited (b)        439,000           905
Daiwa Securities Co. Limited           112,000           884
Tokyo Steel Manufacturing               48,800           546
Tokyo Electron Limited                   3,300           158
                                                  ----------
                                                      29,420
Malaysia 4.1%
Telekom Malaysia                       225,000         1,052
UMW Holdings Berhad                    191,000           901
Jaya Tiasa Holdings Berhad             168,000           845
Malayan Banking Berhad                  77,000           808
Gamuda Berhad                          221,999           778
Road Builder (M) Holdings Berhad       140,000           660
Perusahaan Otomobil Nasional Berhad    139,000           650
Metacorp Berhad                        281,000           584
Public Bank Berhad                     354,000           553
Sungei Way Holdings Berhad             272,800           514
IOI Properties Berhad                  179,000           340
Land & General Berhad                  266,000           306
                                                  ----------
                                                       7,991
Mexico 2.1%
Telefonos de Mexico - ADR               16,020           765
Cemex SA de CV                         103,500           450
Alfa SA de CV `A'                       42,000           286
Fomento Economico Mexicano              47,400           282
Cifra SA de CV `B'                     150,900           282
Grupo Carso SA de CV `A1'               35,400           247
Kimberly Clark de Mexico SA de CV `A'   57,500           231
Grupo Modelo SA de CV `C'               31,600           219
Grupo Financiero Banamex Accival `L'    77,881           184
Grupo Televisa SA SP - GDR (b)           5,700           173
Apasco SA de CV                         22,500           161
Grupo Industrial Bimbo SA de CV `A'     21,084           151
Tubos de Acero de Mexico SA
  SP - ADR (b)                           6,400           118
Controladora Comercial
  Mexicana SA de CV                    122,000           114
Desc SA de CV `B'                       15,300           112
Grupo Mexico SA `B'                     27,800           105
Empresas ICA Sociedad
  Controladora SA de CV                  5,910            94
Empresas La Moderna SA de CV            16,300            87
Industrias Penoles SA                   14,200            68
Cifra SA de CV `A'                      18,456            34
Desc SA de CV `C'                        1,567            11
Transport Maritima - ADR                   750             5
                                                  ----------
                                                       4,179
Netherlands 5.0%
Royal Dutch Petroleum Co.               52,120         2,712
Unilever NV                              5,210         1,097
Philips Electronics NV                  10,900           781
Elsevier NV                             44,117           738
Vendex International NV                 12,200           668
ABN-AMRO Holdings                       34,800           649
Akzo Noble NV                            4,280           587
Royal PTT Nederland NV                  14,500           569
Koninklijke Ahold NV                     5,987           505
ING Groep NV                            10,955           505
Verernigde Nederlandse
  Uitgeversbedrijven Verenigd Bezit     20,500           453
DSM NV                                   4,223           420
                                                  ----------
                                                       9,684
Peru 0.1%
Southern Peru Copper Corp. `T'          38,159           189
Ferreyros SA                            62,849            72
Compania de Minas Buenaventura SA `B'    2,570            25
                                                  ----------
                                                         286
Philippines 2.1%
SM Prime Holdings, Inc.              3,803,900         1,125
Ayala Corp.                            993,562           716
Philippine Long Distance
  Telephone Co. SP - ADR                10,400           668
Metro Bank Trust Co.                    27,875           592
San Miguel Corp.                       219,314           578
Petron Corp.                         1,412,290           359
Equitable Banking Corp.                 24,200            88
                                                  ----------
                                                       4,126
Portugal 3.9%
Portugal Telecom SA                     46,290         1,867
Jeronimo Martins & Filho                12,780           893
Banco Espirito Santo e Comercial
  de Lisboa SA                          35,600           807
Companhia de Seguros Mundial
  Confianca SA                          49,100           723
Sonae Investimentor-Sociedade
  Gestora de Participacoes
  Sociais SA                            16,730           700
Cimpor-Cimentos de Portugal SGPS SA     28,370           661
EDP-Electricidade de Portugal SA        34,500           633
Investec-Consultoria
  Internacional SA (b)                  17,100           583
Colep-Companhia Portuguesa de
  Embalagens                            30,600           491
Telecel-Comunicacoes Pessoais SA (b)     3,300           274
                                                  ----------
                                                       7,632
Singapore 2.9%
Overseas Chinese Banking               107,760         1,116
Singapore Airlines Limited             105,400           944
United Overseas Bank Limited            86,600           890
Development Bank Of Singapore Limited   69,000           869
City Developments Limited               70,300           688
Keppel Corp. Limited                   132,000           586
Fraser & Neave Limited                  71,800           512
                                                  ----------
                                                       5,605
South Korea 1.9%
Korea Electric Power Corp.              46,780         1,396
Korea Fund, Inc.                        85,625         1,263
Cho Hung Bank Co. Limited               83,710           556
Samsung Electronics Co.                  2,550           268
Daewoo Securities Co. (b)                9,290           168
Samsung Electronics Co.                  2,592             2
                                                  ----------
                                                       3,653
Switzerland 8.7%
Novartis AG                              2,504         4,004
Roche Holding AG                           359         3,248
UBS (Schweiz Bankgesellschaft)           1,410         1,613
Nestle SA                                1,215         1,603
Credit Suisse Group                     12,295         1,580
Holderbank Financiere Glarus AG            974           920
Clariant AG                              1,339           867
Tag Heuer International SA (b)           5,600           840
Kuoni Reisen AG                            240           822
ABB AG                                     494           748
Allusuisse-Lonza Holdings AG               564           584
Ciba Specialty Chemicals AG (b)          2,034           188
                                                  ----------
                                                      17,017
Turkey 4.3%
Arcelik AS                           6,723,750           906
Eregli Demir Ve Celik Fabrikalari
  TAS                                4,990,000           832
Adana Cimento Sanayii `A'            7,667,000           710
Akbank TAS                           6,460,930           555
Haci Omer Sabanci Holding AS        15,000,000           546
Migros Turk TAS                        757,400           536
Turkiye Garanti Bankasi AS          14,115,000           532
Turk Sise Ve Cam Fabrikalari AS      8,080,000           512
Yapi ve Kredi Bankasi AS            22,038,000           505
Northern Elektrik Telekomunikasyon
  AS                                 1,822,000           503
Ak-Al Tekstil Sanayii AS             9,296,438           470
Otosan Otomobil Sanayii AS             821,000           437
Izmir Demir Celik Sanayii AS        36,331,000           428
Bagfas Bandirma Gubre Fabrikalari
  AS                                 1,652,000           395
Ege Biracilik Ve Malt Sanajii AS     1,092,000           254
Tansas Izmir Buyuksehir Belediyesi
  Ic Ve Dis Ticaret AS               1,169,000           240
Demirbank TAS                        6,283,620           123
                                                  ----------
                                                       8,484

----
 44  See accompanying notes
----


                                                                 Value
                                                  Shares        (000s)
======================================================================
Smithkline Beecham PLC                            20,200      $    371
Zeneca Group                                      11,000           363
Abbey National PLC                                25,700           351
Lloyds TSB Group PLC                              34,096           349
Scottish Power PLC                                39,472           257
Shell Transport & Trading Co.                     36,000           245
Scottish & Newcastle PLC                          22,200           239
British Telecommunications PLC                    31,800           236
Wolseley PLC                                      25,000           195
IMI PLC                                           33,000           188
Unilever PLC                                       6,500           186
LASMO PLC                                         43,000           186
Boots Co. PLC                                     15,400           180
Prudential                                        18,000           174
EMI Group PLC                                      9,300           167
Commercial Union PLC                              13,100           138
Burton Group PLC                                  68,000           133
                                                            ----------
                                                                 3,958
                                                            ----------
Total Common Stocks                                            188,952
(Cost $164,794)                                             ==========

Total Investments (a) 96.7%                                 $  188,952
(Cost $164,794)

Other Assets and Liabilities (Net) 3.3%                          6,457
                                                            ----------

Net Assets 100.0%                                           $  195,409
                                                            ==========

Notes to Schedule of Investments
  ($ in thousands):

(a)  At June 30, 1997, the net unrealized
appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess
of tax cost over value.                                     $   30,424

Aggregate gross unrealized depreciation for
all investments in which there was an excess
of tax cost over value.                                         (6,737)
                                                            ----------

Unrealized appreciation-net                                 $   23,687
                                                            ==========
(b) Non-income producing security.


                                                                            ----
                                                    See accompanying notes   45
                                                                            ----

Schedule of Investments

Emerging Markets Fund
June 30, 1997


                                                       Value
                                        Shares        (000s)
 COMMON STOCKS 95.7%
Argentina 3.7%
YPF Sociedad Anonima - ADR              23,100      $    710
Telefonica de Argentina - ADR           14,100           488
Compania Naviera Perez Co. - ADR        19,912           318
Banco de Galicia y Buenos Aires
  SA de CV                              20,100           134
Banco Frances del Rio de la Plata SA    11,804           128
Siderca SA `A'                          35,667            92
Astra Cia Argentina de Petro SA         22,700            48
Inversiones Y Representaciones
  SA - GDR                               1,084            47
Molinos Rio de La Plata SA              10,670            42
CIADEA SA                                9,300            40
Siderar SAIC `A'                         2,946            12
                                                    --------
                                                       2,059
Brazil 13.2%
Telecomunicacoes Brasileiras - ADR      10,050         1,525
Centrais Electricas Brasileiras
  SA `B'                             2,196,000         1,310
Banco Bradesco SA                   70,255,000           708
Telecomunicacoes Brasileiras SA      3,883,000           527
Companhia Vale do Rio Doce              21,362           473
Banco Itau SA                          808,000           452
Petroleo Brasileiro SA               1,321,000           367
Usimas Siderurgicas Minas Gerais
  SA PR                                 32,319           360
Companhia Cervejaria Brahma            408,000           311
Companhia Energetica de Minas
  Gerais                             5,916,000           305
Souza Cruz SA                           21,800           230
White Martins SA                        74,555           218
Aracruz Celulose SA `B'                 85,300           173
Companhia Siderurgica Nacional       4,808,000           159
Companhia Paulista de Forca e Luz      869,000           146
                                                  ----------
                                                       7,264
Chile 6.0%
Compania de Telecomunicaciones de
  Chile SA SP - ADR                     21,822           720
Enersis SA SP - ADR                     18,900           672
Empresa Nacional de Electricidad
  SA SP - ADR                           23,700           535
Banco Santander Chile SP - ADR          21,500           317
Chilgener SA SP - ADR                   11,300           316
Quimica Minera Chile SA SP - ADR         4,130           273
Maders Y Sinteticos Sociedad - ADS       9,890           164
Compania Cervecerias Unidas SA
  SP - ADR                               7,300           160
Madeco SA - ADR                          6,100           149
Chilgener - ADR Rights                   3,728             8
                                                  ----------
                                                       3,314
Hungary 3.2%
MOL Magyar Olaj-es Gazipare             25,800           559
Richter Gedeon                           5,500           496
OTP Bank                                11,800           308
Borsodchem                               4,200           164
Graboplast                               2,700           124
EGIS                                     1,850           116
                                                  ----------
                                                       1,767
India 8.4%
Tata Engineering and Locomotive
  Co. Limited SP - GDR                  45,224           694
Hindalco Industries Limited
  SP - GDR                              18,910           668
State Bank Of India - GDR               18,300           485
Larsen & Tourbro Limited - GDR          26,480           457
Videsh Sanchar Nigam Limited
  SP - ADR                              18,000           374
Indian Hotels Co. - GDR                 13,700           325
Bajaj Auto Limited                       9,270           318
Indian Rayon & Industries
  Limited - GDR                         19,550           244
BSES Limited - GDR                       9,100           241
Gujarat Ambuja - GDR                    20,200           235
EIH Limited                             13,540           223
Steel Authority Of India                22,400           198
Videsh Sanchar Nigam Limited - GDR       8,900           185
                                                  ----------
                                                       4,647

Indonesia 4.1%
Bank International Indonesia           840,747           726
Bimantara Citra                        251,000           439
Telekomunikasi Indonesia SP - ADR       12,800           416
United Tractors                         86,500           320
Hanjaya Mandala Sampoerna               52,000           199
Semen Gresik                            57,000           128
Bank International Indonesia
  `F' Warrants                          88,066            34
Indah Kiat Paper & Pulp Corp.              189             0
Indah Kiat Pulp & Paper Corp.
  Rights (b)                               170             0
                                                  ----------
                                                       2,262
Israel 6.3%
Teva Pharmaceutical Industries
  Limited                                8,400           542
ECI Telecommunications Limited          13,800           411
Clal Israel Limited                  1,138,000           326
Israel Chemicals Limited               276,000           325
Bank Hapoalim Limited                  155,900           325
Industrial Buildings Corp.             152,000           268
Blue Square Chain Stores (b)            26,900           262
Elco Holdings Limited                   29,000           258
Bezek Israeli Telecommunication
  Corp. Limited                         83,300           210
Formula Systems Limited (b)             11,100           181
Agis Industries Limited                 16,800           177
Elite Industries Limited                 6,600           160
Industrial Buildings Rights             17,200             0
Tadiran Limited                              0             0
                                                  ----------
                                                       3,445
Malaysia 9.2%
Telekom Malaysia                       139,500           652
Perusahaan Otomobil Nasional Berhad    109,000           510
Jaya Tiasa Holdings Berhad              99,000           498
United Engineers (Malaysia) Limited     69,000           498
Gamuda Berhad                          122,500           430
Road Builder (M) Holdings Berhad        86,400           407
Metacorp Berhad                        173,000           360
Public Bank Berhad                     218,666           341
DCB Holdings Berhad                    103,000           326
Sungei Way Holdings Berhad             168,400           318
UMW Holdings Berhad                     61,000           288
Land & General Berhad                  205,000           236
IOI Properties Berhad                  110,000           209
DCB Holdings Berhad Rights               5,150             0
                                                  ----------
                                                       5,073
Mexico 9.1%
Telefonos de Mexico - ADR               21,850         1,043
Cemex SA de CV                          98,800           430
Cifra SA de CV `B'                     204,580           382
Grupo Carso SA de CV `A1'               48,200           336
Kimberly Clark de Mexico SA de CV `A'   78,000           313
Grupo Modelo SA de CV `C'               43,000           298
Fomento Economico Mexicano              45,100           269
Alfa SA de CV `A'                       38,200           260
Grupo Financiero Banamex Accival
  `L' (b)                              105,907           250
Grupo Televisa SA SP - GDR (b)           7,810           237
Apasco SA de CV                         21,400           153
Desc SA de CV `B'                       20,600           151
Grupo Mexico SA `B'                     37,560           141
Grupo Industrial Bimbo SA de CV `A'     18,916           136
Empresas ICA Sociedad Controladora
  SA de CV                               8,020           128
Empresas La Moderna SA de CV            22,100           118
Tubos de Acero de Mexico SA SP (b)       6,000           110
Controladora Comercial Mexicana
  SA de CV                             101,100            94
Industrias Penoles SA                   19,200            92
Cifra SA de CV `A'                      25,022            46
Desc SA de CV `C'                        1,531            11
Transport Maritima - ADR                   750             5
                                                  ----------
                                                       5,003
Pakistan 1.0%
Pakistan State Oil                      16,523           133
Hub Power Co. Limited SP - GDR (b)       4,700           118
Fauji Fertilizer Co.                    53,900           106
Engro Chemical Pakistan Limited         23,000            81
Faysal Bank Limited                     71,700            48
Pakistan Telecommunications - GDS          400            31
DG Kahn Cement                          97,010            29
Sui Southern Gas Pipeline (b)           28,750            20
                                                  ----------
                                                         566




----
 46   See accompanying notes
----

                                                                         Value
                                                          Shares         (000s)
===============================================================================
Peru 2.0%
Telefonica del Peru SA `B'                               146,988   $       386
Credicorp Limited                                          7,442           164
Southern Peru Copper Corp. `T'                            27,359           135
Banco Wiese SP - ADR                                      11,800            77
Cerveceria Backus Y Johnston SA `T'                       66,285            69
Luz del Sur Servicios SA `B'                              58,550            69
Compania de Minas Buenaventura SA `A'                      7,297            68
Ferreyros SA                                              32,606            37
Cementos Lima SA                                          14,941            30
Compania de Minas Buenaventura SA `B'                      2,824            28
Minsur SA                                                  5,500            21
                                                                   ------------
                                                                         1,084
Philippines 4.0%
Philippine Long Distance Telephone Co. SP - ADR            6,800           437
Metro Bank Trust Co.                                      19,450           413
SM Prime Holdings, Inc.                                1,341,000           397
Ayala Corp.                                              483,750           348
San Miguel Corp.                                         114,067           301
Petron Corp.                                             994,130           253
Equitable Banking Corp.                                   11,300            41
                                                                   ------------
                                                                         2,190
Poland 0.9%
Elektrim Spolka Akcyjna SA                                21,531           187
Bank Rozwoju Eksportu SA                                   5,310           111
Bank Slaski SA W Katawicach                                1,080            77
Polifarb-Cieszyn SA                                       12,940            66
Debica SA                                                  2,180            45
                                                                   ------------
                                                                           486
Portugal 5.6%
Portugal Telecom SA                                       18,110           731
Banco Espirito Santo e Comercial de Lisboa SA             14,250           323
Investec-Consultoria Internacional SA (b)                  9,300           317
Jeronimo Martins & Filho                                   4,338           303
Sonae Investimentor-Sociedade Gestora de
   Participacoes Sociais SA                                7,100           297
Companhia de Seguros Mundial Confianca SA                 18,600           274
Colep-Companhia Portuguesa de Embalagens                  15,100           242
Cimpor-Cimentos de Portugal SGPS SA                       10,140           236
EDP-Electricidade de Portugal SA                          10,900           200
Telecel-Comunicacoes Pessoais SA (b)                       2,000           166
                                                                   ------------
                                                                         3,089
South Africa 6.0%
Nedcor Limited                                            18,450           406
Gencor Limited                                            78,810           363
Rembrandt Group Limited                                   31,240           333
De Beers Centenary AG                                      7,940           293
South African Breweries Limited                            9,490           291
Liberty Life Association of Africa                        10,250           278
Sasol Limited                                             20,800           273
Nasionale Pers Beperk Limited                             21,000           241
Barlow Limited                                            21,180           231
Smith C.G. Limited                                        40,930           229
Driefontein Consolidated Limited                          25,800           174
Metro Cash & Carry Limited                               146,500           129
Norwich Holdings SA Limited                               47,800            93
                                                                   ------------
                                                                         3,334
South Korea 4.8%
Korea Electric Power Corp.                                29,600           883
Korea Fund, Inc.                                          37,000           546
Cho Hung Bank Co. Limited                                 65,316           434
Samsung Electronics Co.                                    2,800           294
Korea Kumho Petrochemical Co.                             37,600           261
Daewoo Securities Co. (b)                                  8,700           158
Samsung Corp. - GDS                                       15,850            52
Samsung Corp. SP - GDR 144A                                1,172             4
Samsung Electronics Co.                                    2,892             2
                                                                   ------------
                                                                         2,634
Taiwan 1.5%
Taiwan Fund                                               22,000           556
China Steel Corp. SP - GDS                                 9,350           198
Advanced Semiconductor Engineering - GDR (b)               4,830            96
                                                                   ------------
                                                                           850
Thailand 0.9%
Electricity Generating Public Co. Limited                 51,600           132
Krung Thai Bank Public Co. Limited                       106,500           116
Bangkok Bank Public Co.                                   15,000           107
Cogeneration Public Co. Limited                           33,900            95
Thai Farmers Bank Public Company Limited                  13,500            60
                                                                   ------------
                                                                           510
Turkey 5.8%
Arcelik AS                                             2,766,750           373
Eregli Demir Ve Celik Fabrikalari TAS                  1,849,000           308
Adana Cimento Sanayii `A'                              2,840,000           263
Akbank TAS                                             2,830,476           243
Turk Sise Ve Cam Fabrikalari AS                        3,198,000           202
Migros Turk TAS                                          281,400           199
Turkiye Garanti Bankasi AS                             5,251,000           198
Haci Omer Sabanci Holding AS                           5,000,000           185
Izmir Demir Celik Sanayii AS (b)                      14,982,000           177
Northern Elektrik Telekomunikasyon AS                    633,000           175
Yapi ve Kredi Bankasi AS                               7,614,000           174
Bagfas Bandirma Gubre Fabrikalari AS                     724,000           173
Ak-Al Tekstil Sanayii AS                               3,294,376           166
Otosan Otomobil Sanayii AS                               304,000           162
Tansas Izmir Buyuksehir Belediyesi Ic Ve Dis Ticaret AS  512,000           105
Ege Biracilik Ve Malt Sanajii AS                         405,000            94
                                                                   ------------
                                                                         3,197
                                                                   ------------
Total Common Stocks                                                     52,774
                                                                   ============
(Cost $44,924)

================================================================================
 CORPORATE BONDS AND NOTES 0.6%
================================================================================

                                                          Principal
                                                           Amount
                                                           (000s)
Taiwan 0.6%
Nan Ya Plastics Corp.
   1.750%due07/19/01                                         180           257
Far Eastern Department Stores
   3.000%due07/06/01                                          75            81
                                                                     ----------
Total Corporate Bonds and Notes                                            338
                                                                     ----------
(Cost $270)

Total Investments (a) 96.3%                                          $  53,112
(Cost $45,194)

Other Assets and Liabilities (Net) 3.7%                                  2,063
                                                                     ----------

Net Assets 100.0%                                                    $  55,175
                                                                     ==========

Notes to Schedule of Investments ($ in thousands):

(a) At June 30, 1997, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of tax
cost over value.                                                     $  11,315

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (3,645)
                                                                     ----------

Unrealized appreciation-net                                          $   7,670
                                                                     ==========

(b) Non-income producing security.

                                                                            ----
                                                     See accompanying notes  47
                                                                            ----

Schedule of Investments

Innovation Fund
June 30, 1997


                                                                         Value
                                                          Shares         (000s)
 COMMON STOCKS 96.8%
Consumer Discretionary 4.6%
U.S.A. Waste Services, Inc. (b)                          150,000   $      5,794
Converse, Inc. (b)                                       200,000          4,425
Thermolase Corp. (b)                                     160,000          2,250
                                                                   -------------
                                                                         12,469
Health Care 6.6%
Warner Lambert Co.                                        60,000          7,455
Sofamor Danek Group, Inc. (b)                            130,000          5,947
Shared Medical Systems Corp.                              85,000          4,590
                                                                   -------------
                                                                         17,992
Materials & Processing 1.3%
TJ International, Inc.                                   150,000          3,525

Technology 77.4%
Motorola, Inc.                                           200,000         15,200
Cisco Systems, Inc. (b)                                  200,000         13,425
America Online, Inc. (b)                                 190,000         10,569
Nokia Corp. - ADR                                        130,000          9,587
Texas Instruments, Inc.                                  110,000          9,247
National Semiconductor Corp. (b)                         300,000          9,187
Northern Telecom Limited                                 100,000          9,100
Tellabs, Inc. (b)                                        150,000          8,381
Xilinx, Inc. (b)                                         170,000          8,341
Lucent Technologies, Inc.                                110,000          7,927
Ascend Communications, Inc. (b)                          200,000          7,875
Intel Corp.                                               55,000          7,800
Viasoft, Inc. (b)                                        150,000          7,612
Dell Computer Corp. (b)                                   60,000          7,046
Microsoft Corp. (b)                                       55,000          6,951
Saville Systems - ADR (b)                                130,000          6,760
Qualcomm, Inc. (b)                                       130,000          6,614
CBT Group PLC SP - ADR (b)                               100,000          6,313
Adaptec, Inc. (b)                                        170,000          5,908
Scientific-Atlanta, Inc.                                 250,000          5,469
Electronics For Imaging, Inc. (b)                        100,000          4,725
Yahoo, Inc. (b)                                          130,000          4,583
3Com Corp. (b)                                           100,000          4,500
American Power Conversion Corp. (b)                      220,000          4,180
LSI Logic Corp. (b)                                      130,600          4,179
DSC Communications Corp. (b)                             180,000          4,005
Checkfree Corp. (b)                                      225,000          3,966
PMC - Sierra, Inc. (b)                                   150,000          3,937
Network Appliance, Inc. (b)                               80,000          3,040
Pairgain Technologies, Inc. (b)                          185,000          2,868
                                                                   -------------
                                                                        209,295
Utilities 6.9%
ADC Telecommunication, Inc. (b)                          185,000          6,174
Worldcom, Inc. (b)                                       180,000          5,760
Nextel Communications, Inc. `A' (b)                      200,000          3,787
Clearnet Communications, Inc. `A' (b)                    239,100          2,899
                                                                   -------------
                                                                         18,620
                                                                   -------------
Total Common Stocks                                                     261,901
                                                                   =============
(Cost $215,108)

 SHORT-TERM INSTRUMENTS 1.8%

                                                       Principal
                                                          Amount
                                                          (000s)
Discount Notes 1.8%
McKenna Triangle National
   5.520% due 07/02/97                            $        5,000          4,999
                                                                   -------------
Total Short-Term Instruments                                              4,999
                                                                   =============
(Cost $4,999)

Total Investments (a) 98.6%                                        $    266,900
(Cost $220,107)

Other Assets and Liabilities 1.4%                                         3,676
                                                                   -------------

Net Assets 100.0%                                                  $    270,576
                                                                   =============


================================================================================

Notes to Schedule of Investments ($ in thousands):

(a) At June 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of tax cost
over value.                                                        $     51,975

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (5,585)
                                                                   -------------

Unrealized appreciation-net                                        $      46,390
                                                                   =============

(b)  Non-income producing security.


----
 48  See accompanying notes
----

Schedule of Investments

Precious Metals Fund
June 30, 1997


                                                                         Value
                                                          Shares         (000s)
COMMON STOCKS 98.6%
Australia 15.2%
Normandy Mining Limited                                  890,000  $      1,001
Plutonic Resources Limited                               290,000           906
Sons Of Gwalia Limited `A'                               150,000           558
Eagle Mining Corp. (b)                                   230,000           439
Acacia Resources Limited (b)                             300,000           394
Ranger Minerals NL                                       104,000           318
Delta Gold NL                                            170,000           284
Emperor Mines Limited                                    190,000           265
St. Barbara Mines Limited                                550,000           224
Macraes Mining Co. Limited                               130,000           182
Resolute Samantha Limited                                100,000           178
Menzies Gold NL (b)                                      500,000           151
Herald Resources Limited                                 205,000           104
Gullewa Gold NL                                        2,000,000            53
                                                                  -------------
                                                                         5,057
Canada 35.8%
Placer Dome, Inc.                                         95,000         1,556
Barrick Gold Corp.                                        70,000         1,540
Namibian Minerals Corp.                                  209,900           912
Meridian Gold, Inc. - Institutional Receipt              330,000           896
Euro-Nevada Mining Corp.                                  22,600           696
Richmont Mines, Inc. (b)                                 144,600           537
Cambior, Inc.                                             45,000           512
Franco-Nevada Mining Corp. Limited                        10,000           501
Golden Star Resources Limited                             57,000           463
Goldcorp, Inc. `A'                                        65,000           463
TVX Gold, Inc.                                            80,000           425
Agnico-Eagle Mines Limited                                40,000           385
Greenstone Resources Limited                              40,000           350
Echo Bay Mines Limited                                    59,999           345
Battle Mountain Canada Limited                            50,000           286
Battle Mountain Gold Co.                                  50,000           284
IAMGOLD (b)                                               70,000           274
Royal Oak Mines, Inc. (b)                                115,000           273
Miramar Mining Corp. (b)                                  70,000           258
Meridian Gold, Inc.                                       50,000           219
Pangea Goldfields, Inc.                                   65,000           188
Bema Gold Corp.                                           30,000           181
Viceroy Resources Corp. (b)                               55,000           179
Dayton Mining Corp.                                       20,600            72
Rio Narcea Gold Mines Limited                             20,000            60
Minefinders Special Warrants                              24,000            48
Pacific Rim Mining Special Warrants                        9,000            22
Queenstake Resources Limited                               8,400            12
                                                                  -------------
                                                                        11,937
Ghana 0.7%
Ashanti Goldfields Co. - GDR                              20,000           234

South Africa 19.8%
Western Deep Levels - ADR                                 30,000           716
Gold Fields of South Africa Limited SP - ADR              30,000           705
Elandsrand Gold Mining Co. Limited - ADR                 195,000           703
Randgold & Exploration `C'                               140,000           617
Driefontein Consolidated Limited SP - ADR                 90,000           608
Vaal Reefs Exploration & Mining Co. Limited - ADR        100,000           481
Free State Consolidated Gold Mines Limited - ADR          95,000           475
Kloof Gold Mining Co. - ADR                               70,000           416
Beatrix Mines Limited - ADR                               90,000           408
St. Helens Gold Mine - ADR                                90,000           383
Harmony Gold Mining Co.                                   75,000           343
Deelkraal Gold Mining - ADR (b)                          300,000           212
Durban Roodepoort Deep                                    41,961           184
Joel Gold Mining Limited                                 200,000           154
West Rand Consolidated Mines Limited                      50,000            88
Durban Roodepoort Deep Warrants                           41,961            46
Harmony Gold Mining Co. Limited SP - ADR                  10,000            46
Kalahari Goldridge Mining                                 64,500            34
                                                                  -------------
                                                                         6,619
United Kingdom 1.1%
Rangold Resources                                         17,000           280
Reunion Mining PLC (b)                                    50,000            83
                                                                  -------------
                                                                           363
United States 26.0%
Newmont Mining Corp.                                      68,000         2,652
Getchell Gold Corp.                                       52,700         1,858
Homestake Mining Co.                                     140,000         1,829
Stillwater Mining Co. (b)                                 30,000           643
Freeport-McMoran Copper `A'                               20,000           622
Pegasus Gold, Inc.                                        75,000           459
Royal Gold, Inc.                                          44,600           379
Alta Gold Co. (b)                                        100,000           247
                                                                  -------------
                                                                         8,689
                                                                  -------------
Total Common Stocks                                                     32,899
(Cost $40,001)                                                    =============



  SHORT-TERM INSTRUMENTS 11.9%


                                                      Principal
                                                         Amount
                                                         (000s)
Discount Notes 3.0%
General Electric Co.
   5.900% due 07/01/97                               $      985            985

U.S. Treasury Bills 8.9%
   5.030% due 08/14/97                                    3,000          2,982

                                                                  -------------
Total Short-Term Instruments                                             3,967
(Cost $3,967)                                                     =============


Total Investments (a) 110.5%                                      $     36,866
(Cost $43,968)

Other Assets and Liabilities (Net) (10.5%)                              (3,489)
                                                                  -------------

Net Assets 100.0%                                                 $     33,377
                                                                  =============

Notes to Schedule of Investments ($ in thousands):

(a)  At June 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of tax cost over value.              $      2,404

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value.                   (10,405)
                                                                  -------------

Unrealized depreciation-net                                       $     (8,001)
                                                                  =============

(b) Non-income producing security.


                                                                           ----
                                                   See accompanying notes   49
                                                                           ----

Schedule of Investments

Balanced Fund
June 30, 1997

                                                                          Value
                                                       Shares            (000s)
 COMMON STOCKS 59.3%
Capital Goods 5.4%
Deere & Co.                                            11,300          $    620
Northrop Grumman Corp.                                  4,800               422
Textron, Inc.                                           5,000               332
Perkin Elmer Corp.                                      4,100               326
Sundstrand Corp.                                        5,800               324
United Technologies Corp.                               3,800               315
AlliedSignal, Inc.                                      3,700               311
Johnson Controls, Inc.                                  6,800               279
Ingersoll Rand Co.                                      4,400               272
Illinois Tool Works, Inc.                               4,700               235
                                                                       ---------
                                                                          3,436

Consumer Discretionary 12.5%
VF Corp.                                                7,200               613
Brunswick Corp.                                        18,200               569
American Greetings Corp. `A'                           12,600               468
Xerox Corp.                                             5,800               457
Goodyear Tire & Rubber Co.                              7,000               443
Westvaco Corp.                                         13,000               409
Tupperware Corp.                                       10,900               398
Maytag Corp.                                           14,700               384
Chrysler Corp.                                         11,500               377
TJX Corp., Inc.                                        12,600               332
Dayton Hudson Corp.                                     6,100               324
Omnicom Group                                           4,900               302
Kroger Co. (b)                                         10,000               290
Estee Lauder Cos. `A'                                   5,500               276
Costco Cos.                                             8,400               276
Jones Apparel Group, Inc. (b)                           5,400               258
Armstrong World Industries                              3,500               257
Gannett, Inc.                                           2,600               257
New York Times Co.                                      5,100               252
Dillards, Inc. `A'                                      6,800               235
Tandy Corp.                                             4,000               224
Federated Department Stores, Inc. (b)                   6,300               219
Sunbeam-Oster, Inc.                                     5,400               204
Washington Post Co.                                       500               199
                                                                       ---------
                                                                          8,023

Consumer Services 0.9%
Carnival Corp. `A'                                      7,000               289
Marriott International, Inc.                            4,600               282
                                                                       ---------
                                                                            571
Consumer Staples 4.6%
Anheuser Busch Cos., Inc.                              11,900               499
SUPERVALU, Inc.                                        12,400               428
Unilever NV                                             1,900               414
RJR Nabisco Holdings Corp.                             11,700               386
Campbell Soup Co.                                       5,500               275
Safeway, Inc. (b)                                       5,900               272
Hershey Foods Corp.                                     4,800               266
Whitman Corp.                                           8,500               215
IBP, Inc.                                               8,000               186
                                                                       ---------
                                                                          2,941
Energy 6.2%
Ultramar Diamond Shamrock                              16,100               525
Amoco Corp.                                             6,000               522
Repsol SA SP - ADR                                     11,800               501
Atlantic Richfield Co.                                  5,000               353
Noble Drilling Corp. (b)                               13,500               305
Halliburton Co.                                         3,400               269
Transocean Offshore, Inc.                               3,700               269
Global Marine, Inc. (b)                                11,400               265
Rowan Cos., Inc. (b)                                    9,300               262
Union Texas Petroleum Holdings, Inc.                   12,200               256
Schlumberger Limited                                    1,900               238
ENSCO International, Inc. (b)                           3,800               200
                                                                       ---------
                                                                          3,965
Financial and Business Services 10.9%
Chase Manhattan Corp.                                   7,600               738
Bear Stearns Cos.                                      18,365               628
Mellon Bank Corp.                                      13,000               587
CIGNA Corp.                                             3,300               586
Loews Corp.                                             3,900               390
Travelers Group, Inc.                                   6,133               387
Countrywide Credit Industries, Inc.                    11,500               359
American Express Co.                                    3,200               238
Norwest Corp.                                           4,200               236
Southtrust Corp.                                        5,700               236
Federal Home Loan Mortgage Corp.                        6,600               227
Federal National Mortgage Assoc.                        5,200               227
Times Mirror Co. `A'                                    4,100               227
Hartford Financial Services Group, Inc.                 2,700               223
First Union Corp.                                       2,400               222
National City Corp.                                     4,100               215
Green Tree Financial Corp.                              6,000               214
Lincoln National Corp.                                  3,300               212
PNC Bank Corp.                                          5,000               208
BankBoston Corp.                                        2,700               195
Associates First Capital Corp. `A'                      3,500               194
BankAmerica Corp.                                       1,700               110
Citicorp                                                  800                97
                                                                       ---------
                                                                          6,956
Health Care 4.4%
American Home Products Corp.                            8,200               627
Pharmacia & Upjohn, Inc.                               11,400               396
Schering-Plough Corp.                                   6,500               311
Tenet Healthcare Corp. (b)                              9,175               271
Eli Lilly & Co.                                         2,200               240
Beckman Instruments, Inc.                               4,900               236
U.S. Surgical Corp.                                     6,300               235
Foundation Health Systems `A' (b)                       7,540               229
Cognizant Corp.                                         5,600               227
                                                                       ---------
                                                                          2,772

Materials & Processing 2.5%
Phelps Dodge Corp.                                      4,900               417
USG Corp. (b)                                           8,900               325
Rohm & Haas Co.                                         2,900               261
Dresser Industries, Inc.                                6,200               231
Union Carbide Corp.                                     4,200               198
Wellman, Inc.                                          11,200               195
                                                                       ---------
                                                                          1,627
Technology 6.6%
Intel Corp.                                             3,900               553
Tektronix, Inc.                                         6,600               396
Harris Corp.                                            4,500               378
Tyco Labs                                               4,900               341
Seagate Technology, Inc.                                8,800               310
Sun Microsystems, Inc.                                  7,300               272
BMC Software, Inc.                                      4,400               244
Adaptec, Inc.                                           6,800               236
Dell Computer Corp.                                     2,000               235
Cisco Systems, Inc.                                     3,400               228
Computer Associates International, Inc.                 4,000               223
Wheelabrator Technologies, Inc.                        14,000               216
Compaq Computer Corp. (b)                               2,100               208
National Semiconductor Corp. (b)                        6,200               190
Adobe Systems, Inc.                                     5,100               179
                                                                       ---------
                                                                          4,209
Transportation 0.9%
UAL Corp. (b)                                           5,000               358
Continental Airlines, Inc. `B' (b)                      6,300               220
                                                                       ---------
                                                                            578

Utilities 4.4%
NICOR, Inc.                                            16,100               578
Nynex Corp.                                             7,200               415
DTE Energy Co.                                         14,300               395
Southern New England Telecommunications Corp.           9,600               373
Pacific Gas & Electric                                 14,600               354
Ameritech Corp.                                         3,800               258
American Electric Power, Inc.                           5,400               227
GPU, Inc.                                               6,300               226
                                                                       ---------
                                                                          2,826
                                                                       ---------
Total Common Stocks                                                      37,904
                                                                       =========
(Cost $30,805)


----
 50    See accompanying notes
----


                                             Principal
                                                Amount         Value
                                                (000s)        (000s)

 CORPORATE BONDS AND NOTES 7.5%

Industrials 2.4% AMR Corp.
  10.000% due 02/01/01                       $     400      $    440
   9.430% due 05/10/01                           1,000         1,081
                                                            --------
                                                               1,521
Utilities 5.1%
Cleveland Electric Illuminating Co.
   9.375% due 03/01/17                           1,000         1,041
Long Island Lighting Co.
   9.000% due 11/01/22                           2,000         2,201
                                                            --------
                                                               3,242
                                                            --------
Total Corporate Bonds and Notes                                4,763
                                                            ========
(Cost $4,443)


 MORTGAGE-BACKED SECURITIES 38.2%

Collateralized Mortgage Obligations 5.0%
Capstead Mortgage Corp.
   8.900% due 12/25/21                             257           266
Federal Home Loan Mortgage Corp.
  10.150% due 04/15/06                              49            49
Federal National Mortgage Assoc.
   9.500% due 06/25/18                             543           577
Independent National Mortgage Corp.
   7.954% due 11/25/24(d)                          910           935
   8.121% due 11/25/24(d)                          773           793
PNC Mortgage Securities Corp.
   7.500% due 06/25/10                             559           557
                                                            --------
                                                               3,177
Federal Home Loan Mortgage Corporation 4.1%
   6.500% due 08/13/27                           2,000         1,913
   8.500% due 03/01/23                             691           729
                                                            --------
                                                               2,642

Federal Housing Administration 0.9%
   6.930% due 07/01/14                             587           564

Federal National Mortgage Association 9.1%
   8.035% due 12/01/23(d)                          469           491
   8.500% due 07/01/02-01/01/08 (e)              1,033         1,068
   8.500% due 03/01/25-07/01/25 (e)              4,118         4,283
                                                            --------
                                                               5,842

Government National Mortgage Association 17.6%
   6.500% due 03/15/26-01/15/27 (e)              5,461         5,226
   7.120% due 08/20/24(d)                          780           800
   7.125% due 04/20/23(d)                        1,730         1,780
   7.500% due 05/15/17                              18            18
   8.000% due 09/15/06                              75            78
   8.000% due 07/21/27                             500           512
   8.500% due 07/21/27                           2,000         2,078
   9.500% due 09/15/09-10/15/09 (e)                157           170
  10.750% due 09/15/00-10/15/00 (e)                136           143
  14.000% due 08/15/12                              31            36
  16.000% due 10/15/11-04/15/12 (e)                335           391
                                                            --------
                                                              11,232

Other Mortgage-Backed Securities 1.5%
Home Savings of America
   5.758% due 05/25/27(d)                        1,020           983
                                                            --------
Total Mortgage-Backed Securities                              24,440
(Cost $24,330)


 SHORT-TERM INSTRUMENTS 7.8%

Discount Notes 5.3%
General Electric Capital Corp.
   5.550% due 08/15/97                             100            99
General Motors Acceptance Corp.
   5.570% due 08/27/97                             400           397
Motorola, Inc.
   5.500% due 07/16/97                           1,000           998
National Rural Utilities Cooperative
   5.580% due 07/21/97                             100           100
   5.530% due 07/22/97                             200           199
   5.550% due 09/03/97                             600           594
New Center Asset Trust
   5.550% due 08/15/97                             300           298
   5.550% due 08/20/97                             600           595
   5.560% due 09/10/97                             100            99
                                                            --------
                                                               3,379

Repurchase Agreements 2.4%
State Street Bank
   4.250% due 07/01/97                           1,566         1,566
   (Dated 06/30/97.  Collateralized by
   U.S. Treasury Bond 8.500% due 02/15/20
   valued at $1,605,711.  Repurchase
   proceeds are $1,566,185.)

U.S. Treasury Bills 0.1%
5.038% due 07/03/97-10/02/97 (c)(e)                 70            69
                                                            --------
Total Short-Term Instruments                                   5,014
(Cost $5,014)                                               ========

Total Investments (a) 112.8%                                $ 72,121
(Cost $64,592)

Other Assets and Liabilities (12.8%)                          (8,192)
                                                            --------
Net Assets 100.0%                                           $ 63,929
                                                            ========
Notes to Schedule of Investments
($ in thousands):

(a)  At June 30, 1997, the net unrealized
appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess
of tax cost over value.
                                                             $ 7,785
Aggregate gross unrealized depreciation for
all investments in which there was an excess
of tax cost over value.                                         (335)
                                                            --------
Unrealized appreciation-net                                   $7,450
                                                            ========
(b)  Non-income producing security.

(c)  Securities with an aggregate market
value of $39 have been segregated with the custodian to cover margin requirements for the following open futures contract at June 30, 1997:


                                                          Unrealized
Type                                         Contracts  Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (09/97)                  29      $     17


(d)  Variable rate security.  The rate
listed is as of June 30, 1997.


(e)  Securities are grouped by coupon
and represent a range of maturities.


                                                                            ----
                                                     See accompanying notes  51
                                                                            ----

Schedule of Investments

Tax Exempt Fund
June 30, 1997


                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
 MUNICIPAL BONDS AND NOTES 96.4%
Arizona 2.5%
Scottsdale, Arizona Industrial Development
Authority Hospital Revenue Bonds, (AMBAC Insured),
Series 1997 A, 6.500%, 09/01/04                         $     1,130   $    1,250

California 11.1%
Los Angeles Convention & Exhibition Center
Authority, Certificates of Participation, Series
1985, (Prerefunded 12/01/05), 9.000%,
12/01/10-12/01/20                                             3,000        3,896

Los Angeles County Transportation Commission, Sales
Tax Revenue Refunding Bonds, Series 1991 B,
6.500%, 07/01/13                                              1,000        1,066

City of San Jose Redevelopment Agency Merged Area
Project, Tax Allocation Bonds, (MBIA Insured),
Series 1993, 6.000%, 08/01/15                                   500          538
                                                                      ----------
                                                                           5,500
                                                                      ==========
Florida 2.2%
Jacksonville Electric Authority, Bulk Power Supply
System Revenue Bonds, (Prerefunded 10/01/00),
Scherer 4-1-A Project, Issue One, Series 1991,
6.750%, 10/01/21                                              1,000        1,085

Georgia 7.4%
State of Georgia, General Obligation Bond, Series
1993, 6.500%, 12/01/04                                        2,000        2,240

Metropolitan Atlanta Rapid Transit Authority Sales
Tax Revenue Bonds, Series 1992 N, 6.000%, 07/01/07            1,340        1,451
                                                                      ----------
                                                                           3,691
                                                                      ==========
Hawaii 2.3%
State of Hawaii, Airport System Revenue Bonds,
Second Series of 1991, 6.900%, 07/01/12                       1,000        1,145

Illinois 8.6%
Chicago, O'Hare International Airport Revenue
Bonds, (MBIA Insured), Series 1994 A, 6.750%,
01/01/06.                                                     1,000        1,121

Metropolitan Pier & Exposition Authority Tax
Revenue Bonds, (AMBAC Insured), Series 1996 A,
6.000%, 06/15/07                                              1,000        1,077

State of Illinois, Sales Tax Revenue Refunding
Bonds, Series Q, 6.000%, 06/15/12                             1,000        1,071

University of Illinois Board of Trustees, Auxiliary
Facility System Revenue Bonds, Series 1991,
5.750%, 04/01/22                                              1,000        1,019
                                                                      ----------
                                                                           4,288
                                                                      ==========

Indiana 2.9%
Indiana, Local Public Improvement Bonds Bank,
Transportation Revenue Bonds, Series 1992 and
1992 D, 6.000%-6.750%, 07/01/10-02/01/14                      1,300        1,456

Michigan 2.5%
Michigan State Environmental Protection General
Obligation Bonds, Series 1992, 6.250%, 11/01/12               1,100        1,222

New Hampshire 2.3%
New Hampshire Turnpike System, Refunding Revenue
Bonds, (FGIC Insured), Series 1991 A, 6.750%, 11/01/11        1,000        1,122

New Mexico 2.2%
Los Alamos County, Utility Revenue Bonds, Series
1994 A, 6.000%, 07/01/08                                      1,000        1,066

New York 17.3%
New York State Dorm Authority Mental Health
Services Revenue Bonds, Series 1997 B,
6.000%, 08/15/05                                        $     1,850   $    1,947

Triborough Bridge & Tunnel Authority, General
Purpose Revenue Bonds, Series Y, 6.000%, 01/01/12             1,500        1,613

New York City General Obligation Bonds, Series 1996
A, 7.000%, 08/01/07                                           1,000        1,123

New York City, Municipal Water Finance Authority
Water & Sewer Revenue Bonds, Series 1991 C,
7.375%, 06/15/13                                              1,000        1,119

State of New York Thruway Authority Revenue Bonds,
(AMBAC-TCRS Insured), Series 1996, 6.000%, 04/01/05           1,000        1,075

State of New York Thruway Authority Revenue Bonds,
(MBIA Insured), Series 1995 A, 5.500%, 04/01/15               1,000        1,003

State of New York Local Government Assistance
Corp., Sales Tax Revenue Bonds, Series 1992 C,
6.000%, 04/01/12                                                650          695
                                                                      ----------
                                                                           8,575
                                                                      ==========
North Carolina 2.2%
North Carolina Municipal Power Agency, Catawaba
Electric Revenue Bonds, (AMBAC Insured), Series
1992, 6.000%, 01/01/08                                        1,000        1,081

North Dakota 2.2%
Mercer County Pollution Control Revenue Bonds,
Series 1991, 6.900%, 02/01/19                                 1,000        1,071

Ohio 4.2%
Ohio State Water Development Authority Pollution
Control Revenue Bonds, (MBIA Insured), Series 1995,
6.000%, 06/01/05                                              1,000        1,076

Cleveland Water and Sewer Refunding and Improvement
Revenue Bonds, (MBIA Insured), Series 1993 G,
Number 1, 5.500%, 01/01/21                                    1,000        1,006
                                                                      ----------
                                                                           2,082
                                                                      ==========
Pennsylvania 5.2%
Pittsburgh, Pennsylvania General Obligation Bonds,
(AMBAC Insured), Series 1993 A, 5.500%, 09/01/14              1,525        1,559

State of Pennsylvania, Industrial Development
Authority Revenue Bonds, (AMBAC Insured),
5.500%, 01/01/14                                              1,000        1,003
                                                                      ----------
                                                                           2,562
                                                                      ==========
South Carolina 7.7%
Piedmont Municipal Power Agency Electric Revenue
Bonds, (MBIA Insured), Series 1996 B, 5.250%,
01/01/11-01/01/13                                             2,000        1,976

Charleston County, Resource Recovery Revenue Bonds,
(Foster Wheeler Charleston Resource Recovery
Project), Series 1987 A, 9.250%, 01/01/10                     1,750        1,839
                                                                      ----------
                                                                           3,815
                                                                      ==========
Texas 8.1%
Houston, Texas, Water & Sewer System Revenue Bonds,
Series 1993 B, 5.000%, 12/01/18                               2,000        1,873

Board of Regents of the University of Texas System,
Revenue Financing System Refunding Bonds,
Prefunded and Unrefunded Series 1991 B,
6.750%, 08/15/13                                              1,000        1,090

University of Texas Revenue Bonds, Series 1996,
5.250%, 08/15/07                                              1,000        1,033
                                                                      ----------
                                                                           3,996
                                                                      ==========




----
 52  See accompanying notes
----


                                      Principal
                                         Amount            Value
                                         (000s)           (000s)
=================================================================
Virginia 4.3%
Metropolitan Washington DC Airports
Authority System Revenue Bonds,
(MBIA Insured), Series 1992 A,
6.625%, 10/01/19                     $    1,000       $    1,065

Virginia State Public School
Authority Revenue Bonds, (Local
Issuer Insured), Series 1995 A,
5.300%, 08/01/04                          1,000            1,039
                                                      -----------
                                                           2,104
                                                      ===========

Wyoming 1.2%
Lincoln County Pollution Industrial
Contol Revenue Bonds, Variable Rate
Demand Notes, 3.800%, 07/01/14              600              600
                                                       ----------

Total Investments (a) 96.4%                            $  47,711
(Cost $44,715)

Other Assets and Liabilities 3.6%                          1,798
                                                       ----------
Net Assets 100.0%                                      $  49,509
                                                       ==========
Notes to Schedule of Investments
($ in thousands):

(a) At June 30, 1997, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation
for all investments in which there was
an excess of tax cost over value.                      $   3,002

Aggregate gross unrealized depreciation
for all investments in which there was
an excess of tax cost over value.                             (6)
                                                       ----------

Unrealized appreciation-net                            $   2,996
                                                       ==========


                                                                          ----
                                                   See accompanying notes  53
                                                                          ----



Financial Highlights
A, B and C Classes

Selected Per Share Data                                            Net Realized/                        Dividends
for the Period Ended:      Net Asset Value     Net                 Unrealized        Total Income       From Net
                           Beginning           Investment          Gain (Loss) on    From Investment    Investment
Equity Income Fund         of Period           Income (Loss)       Investments       Operations         Income
Class A                    ---------------     --------------      --------------    ---------------    --------------
01/20/97-06/30/97          $         13.94     $         0.15      $         1.48    $          1.63    $        (0.18)
Class B
01/20/97-06/30/97                    13.94               0.11                1.48               1.59             (0.16)
Class C
01/20/97-06/30/97                    13.94               0.11                1.48               1.59             (0.16)

Renaissance Fund
Class A
10/01/96-06/30/97          $         16.08     $         0.12(a)   $         3.90(a) $          4.02    $        (0.12)
9/30/96                              14.14               0.23                2.79               3.02             (0.23)
9/30/95                              12.50               0.36                1.61               1.97             (0.33)
9/30/94                              12.88               0.34               (0.17)              0.17             (0.33)
9/30/93                              10.57               0.33                2.30               2.63             (0.32)
9/30/92                               9.92               0.34                0.71               1.05             (0.40)
Class B
10/01/96-06/30/97                    16.12               0.03(a)             3.92(a)            3.95             (0.05)
9/30/96                              14.13               0.09                2.83               2.92             (0.11)
5/22/95-9/30/95                      12.55               0.11                1.55               1.66             (0.08)
Class C
10/01/96-06/30/97                    16.05               0.03(a)            3.90(a)             3.93             (0.04)
9/30/96                              14.09               0.12               2.78                2.90             (0.13)
9/30/95                              12.47               0.27               1.59                1.86             (0.24)
9/30/94                              12.85               0.24              (0.16)               0.08             (0.24)
9/30/93                              10.56               0.25               2.29                2.54             (0.25)
9/30/92                               9.91               0.29               0.68                0.97             (0.32)

Value Fund
Class A
01/13/97-06/30/97          $         13.17     $         0.47      $        1.26     $          1.73    $        (0.10)
Class B
01/13/97-06/30/97                    13.16               0.44               1.26                1.70             (0.06)
Class C
01/13/97-06/30/97                    13.15               0.43               1.28                1.71             (0.06)

Capital Appreciation Fund
Class A
01/20/97-06/30/97          $         19.31     $         0.09      $        1.76     $          1.85    $         0.00
Class B
01/20/97-06/30/97                    19.31               0.01               1.78                1.79              0.00
Class C
01/20/97-06/30/97                    19.31               0.02               1.77                1.79              0.00

Growth Fund
Class A
10/01/96-06/30/97          $         26.58     $         0.69      $        3.27     $          3.96    $         0.00
9/30/96                              25.73               0.06               3.72                3.78              0.00
9/30/95                              22.01               0.12               4.79                4.91              0.00
9/30/94                              23.64               0.12               0.12                0.24              0.00
9/30/93                              20.76               0.09               3.53                3.62              0.00
9/30/92                              20.63               0.14               1.38                1.52             (0.14)
Class B
10/01/96-06/30/97                    25.46               0.35               3.29                3.64              0.00
9/30/96                              24.94               0.07               3.52                3.45              0.00
5/23/95-9/30/95                      22.63              (0.03)              2.34                2.31              0.00
Class C
10/01/96-06/30/97                    25.46               0.45               3.18                3.63              0.00
9/30/96                              24.94              (0.12)              3.57                3.45              0.00
9/30/95                              21.52              (0.04)              4.65                4.61              0.00
9/30/94                              23.32              (0.04)              0.11                0.07              0.00
9/30/93                              20.64              (0.07)              3.49                3.42              0.00
9/30/92                              20.54              (0.01)              1.37                1.36             (0.01)


                           Dividends in     Distributions     Distributions
Selected Per Share Data    Excess of Net    From Net          in Excess of
for the Period Ended:      Investment       Realized Capital   Net Realized
                           Income           Gains             Capital Gains
Equity Income Fund         --------------   ---------------   -------------
Class A
01/20/97-06/30/97          $         0.00   $         0.00    $        0.00
Class B
01/20/97-06/30/97                    0.00             0.00             0.00
Class C
01/20/97-06/30/97                    0.00             0.00             0.00
Renaissance Fund
Class A
10/01/96-06/30/97          $         0.00   $        (2.25)   $        0.00
9/30/96                             (0.07)           (0.78)            0.00
9/30/95                              0.00             0.00             0.00
9/30/94                              0.00            (0.22)            0.00
9/30/93                              0.00             0.00             0.00
9/30/92                              0.00             0.00             0.00
Class B
10/01/96-06/30/97                    0.00            (2.25)            0.00
9/30/96                             (0.04)           (0.78)            0.00
5/22/95-9/30/95                      0.00             0.00             0.00
Class C
10/01/96-06/30/97                    0.00            (2.25)            0.00
9/30/96                             (0.03)           (0.78)            0.00
9/30/95                              0.00             0.00             0.00
9/30/94                              0.00            (0.22)            0.00
9/30/93                              0.00             0.00             0.00
9/30/92                              0.00             0.00             0.00

Value Fund
Class A
01/13/97-06/30/97          $         0.00   $         0.00    $        0.00
Class B
01/13/97-06/30/97                    0.00             0.00             0.00
Class C
01/13/97-06/30/97                    0.00             0.00             0.00

Capital Appreciation Fund
Class A
01/20/97-06/30/97          $         0.00   $         0.00    $        0.00
Class B
01/20/97-06/30/97                    0.00             0.00             0.00
Class C
01/20/97-06/30/97                    0.00             0.00             0.00

Growth Fund
Class A
10/01/96-06/30/97          $         0.00   $        (3.51)   $        0.00
9/30/96                              0.00            (2.93)            0.00
9/30/95                              0.00            (1.19)            0.00
9/30/94                              0.00            (1.87)            0.00
9/30/93                              0.00            (0.74)            0.00
9/30/92                              0.00            (1.25)            0.00
Class B
10/01/96-06/30/97                    0.00            (3.51)            0.00
9/30/96                              0.00            (2.93)            0.00
5/23/95-9/30/95                      0.00             0.00             0.00
Class C
10/01/96-06/30/97                    0.00            (3.51)            0.00
9/30/96                              0.00            (2.93)            0.00
9/30/95                              0.00            (1.19)            0.00
9/30/94                              0.00            (1.87)            0.00
9/30/93                              0.00            (0.74)            0.00
9/30/92                              0.00            (1.25)            0.00

* Annualized
(a) Per share amounts based upon average number of shares outstanding during the period.

----
 54 See accompanying notes
----


Selected Per Share Data
for the Period Ended:      Distributions     Tax Basis                   Net Asset
                           from              Return of   Total           Value End of
                           Equalization      Capital     Distributions   Period         Total Return
Equity Income Fund         -------------     ---------   -------------   ------------   -------------
Class A
01/20/97-06/30/97          $       0.00      $    0.00   $      (0.18)   $      15.39           11.77%
------------------------   ------------      ---------   -------------   ------------   -------------
Class B
01/20/97-06/30/97                  0.00           0.00          (0.16)          15.37           11.45
------------------------   ------------      ---------   -------------   ------------   -------------
Class C
01/20/97-06/30/97                  0.00           0.00          (0.16)          15.37           11.42
------------------------   ------------      ---------   -------------   ------------   -------------
Renaissance Fund
Class A
10/01/96-06/30/97          $       0.00      $    0.00   $      (2.37)  $       17.73           27.53%
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/96                            0.00           0.00          (1.08)          16.08           22.37
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/95                            0.00           0.00          (0.33)          14.14           16.10
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/94                            0.00           0.00          (0.55)          12.50            1.40
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/93                            0.00           0.00          (0.32)          12.88           25.30
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/92                            0.00           0.00          (0.40)          10.57           10.70
------------------------   ------------      ---------   -------------   ------------   -------------
Class B
10/01/96-06/30/97                  0.00           0.00          (2.30)          17.77           26.88
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/96                            0.00           0.00          (0.93)          16.12           21.54
------------------------   ------------      ---------   -------------   ------------   -------------
5/22/95-9/30/95                    0.00           0.00          (0.08)          14.13           13.30
------------------------   ------------      ---------   -------------   ------------   -------------
Class C
10/01/96-06/30/97                  0.00           0.00          (2.29)          17.69           26.86
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/96                            0.00           0.00          (0.94)          16.05           21.52
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/95                            0.00           0.00          (0.24)          14.09           15.20
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/94                            0.00           0.00          (0.46)          12.47            0.70
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/93                            0.00           0.00          (0.25)          12.85           24.40
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/92                            0.00           0.00          (0.32)          10.56            9.90
------------------------   ------------      ---------   -------------   ------------   -------------

Value Fund
Class A
01/13/97-06/30/97          $       0.00      $    0.00   $      (0.10)   $      14.80           13.19%
------------------------   ------------      ---------   -------------   ------------   -------------
Class B
01/13/97-06/30/97                  0.00           0.00          (0.06)          14.80           12.93
------------------------   ------------      ---------   -------------   ------------   -------------
Class C
01/13/97-06/30/97                  0.00           0.00          (0.06)          14.80           13.02
------------------------   ------------      ---------   -------------   ------------   -------------
Capital Appreciation Fund
Class A
01/20/97-06/30/97          $       0.00      $    0.00   $       0.00    $      21.16            9.58%
------------------------   ------------      ---------   -------------   ------------   -------------
Class B
01/20/97-06/30/97                  0.00           0.00           0.00           21.10            9.27
------------------------   ------------      ---------   -------------   ------------   -------------
Class C
01/20/97-06/30/97                  0.00           0.00           0.00           21.10            9.27
------------------------   ------------      ---------   -------------   ------------   -------------
Growth Fund
Class A
10/01/96-06/30/97          $       0.00      $    0.00   $      (3.51)   $      27.03           15.93%
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/96                            0.00           0.00          (2.93)          26.58           16.11
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/95                            0.00           0.00          (1.19)          25.73           23.70
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/94                            0.00           0.00          (1.87)          22.01            1.30
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/93                            0.00           0.00          (0.74)          23.64           17.70
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/92                            0.00           0.00          (1.39)          20.76            7.70
------------------------   ------------      ---------   -------------   ------------   -------------
Class B
10/01/96-06/30/97                  0.00           0.00          (3.51)          25.59           15.32
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/96                            0.00           0.00          (2.93)          25.46           15.22
------------------------   ------------      ---------   -------------   ------------   -------------
5/23/95-9/30/95                    0.00           0.00           0.00           24.94           10.20
------------------------   ------------      ---------   -------------   ------------   -------------
Class C
------------------------   ------------      ---------   -------------   ------------   -------------
10/01/96-06/30/97                  0.00           0.00          (3.51)          25.58           15.27
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/96                            0.00           0.00          (2.93)          25.46           15.22
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/95                            0.00           0.00          (1.19)          24.94           22.80
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/94                            0.00           0.00          (1.87)          21.52            0.50
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/93                            0.00           0.00          (0.74)          23.32           16.90
------------------------   ------------      ---------   -------------   ------------   -------------
9/30/92                            0.00           0.00          (1.26)          20.64            6.90
------------------------   ------------      ---------   -------------   ------------   -------------

                                                             Ratio of Net
                                               Ratio of      Investment
Selected Per Share Data                        Expenses to   Income to
For the Period Ended:      Net Assets End      Average Net   Average Net     Portfolio       Average
                           of Period (000s)    Assets        Assets          Turnover Rate   Commision Rate
Equity Income Fund         ----------------    -----------   ------------    -------------   --------------
Class A
01/20/97-06/30/97          $          1,756         1.13%*         2.85%*              45%           $ 0.06
------------------------   ----------------    -----------   ------------    -------------   --------------
Class B
01/20/97-06/30/97                     2,561         1.87*          2.11*               45              0.06
------------------------   ----------------    -----------   ------------    -------------   --------------
Class C
01/20/97-06/30/97                     6,624         1.87*          2.15*               45              0.06
------------------------   ----------------    -----------   ------------    -------------   --------------
Renaissance Fund
Class A
10/01/96-06/30/97          $         33,606         1.23%*         0.95%*             131%           $ 0.06
------------------------   ----------------    -----------   ------------    -------------   --------------
9/30/96                              20,631         1.25           1.60               203              0.06
------------------------   ----------------    -----------   ------------    -------------   --------------
9/30/95                              12,933         1.30           2.90               177
------------------------   ----------------    -----------   ------------    -------------
9/30/94                              14,942         1.30           2.70               175
------------------------   ----------------    -----------   ------------    -------------
9/30/93                               6,328         1.30           2.90               168
------------------------   ----------------    -----------   ------------    -------------
9/30/92                               2,593         1.40           3.30               149
------------------------   ----------------    -----------   ------------    -------------
Class B
10/01/96-06/30/97                    37,253         1.97*          0.20*              131            $ 0.06
------------------------   ----------------    -----------   ------------    -------------   --------------
9/30/96                              15,693         2.00           0.85               203              0.06
------------------------   ----------------    -----------   ------------    -------------   --------------
5/22/95-9/30/95                       1,760         2.10*          2.20*              177
------------------------   ----------------    -----------   ------------    -------------
Class C
10/01/96-06/30/97                   313,226         1.97*          0.21*              131            $ 0.06
------------------------   ----------------    -----------   ------------    -------------   --------------
9/30/96                             230,058         2.00           0.85               203              0.06
------------------------   ----------------    -----------   ------------    -------------   --------------
9/30/95                             174,316         2.10           2.10               177
------------------------   ----------------    -----------   ------------    -------------
9/30/94                             178,892         2.00           2.00               175
------------------------   ----------------    -----------   ------------    -------------
9/30/93                              94,247         2.10           2.20               168
------------------------   ----------------    -----------   ------------    -------------
9/30/92                              45,101         2.10           2.70               149
------------------------   ----------------    -----------   ------------    -------------
Value Fund
Class A
01/13/97-06/30/97          $         15,648         1.11%*         1.71%*              71%           $ 0.06
------------------------   ----------------    -----------   ------------    -------------   --------------
Class B
01/13/97-06/30/97                    25,433         1.86*          0.96*               71              0.06
------------------------   ----------------    -----------   ------------    -------------   --------------
Class C
01/13/97-06/30/97                    64,110         1.86*          0.97*               71              0.06
------------------------   ----------------    -----------   ------------    -------------   --------------
Capital Appreciation Fund
Class A
01/20/97-06/30/97          $          6,534         1.11%*         0.59%*              87%           $ 0.06
------------------------   ----------------    -----------   ------------    -------------   --------------
Class B
01/20/97-06/30/97                     3,022         1.85*         (0.26)*              87              0.06
------------------------   ----------------    -----------   ------------    -------------   --------------
Class C
01/20/97-06/30/97                    13,093         1.86*         (0.23)*              87              0.06
------------------------   ----------------    -----------   ------------    -------------   --------------
Growth Fund
Class A
10/01/96-06/30/97          $        147,276         1.11%*         0.13%*              94%           $ 0.05
------------------------   ----------------    -----------   ------------    -------------   --------------
9/30/96                             151,103         1.11           0.24               104              0.07
------------------------   ----------------    -----------   ------------    -------------   --------------
9/30/95                             134,819         1.10           0.50               111
------------------------   ----------------    -----------   ------------    -------------
9/30/94                             107,269         1.10           0.60               115
------------------------   ----------------    -----------   ------------    -------------
9/30/93                              97,509         1.10           0.40               110
------------------------   ----------------    -----------   ------------    -------------
9/30/92                              71,209         1.10           0.70                92
------------------------   ----------------    -----------   ------------    -------------
Class B
10/01/96-06/30/97                    55,626         1.86*         (0.62)*              94              0.05
------------------------   ----------------    -----------   ------------    -------------   --------------
9/30/96                              37,256         1.86          (0.51)              104              0.07
------------------------   ----------------    -----------   ------------    -------------   --------------
5/23/95-9/30/95                       7,671         1.90*         (0.40)*             111
------------------------   ----------------    -----------   ------------    -------------
Class C
10/01/96-06/30/97                 1,514,432         1.86*         (0.61)*              94              0.05
------------------------   ----------------    -----------   ------------    -------------   --------------
9/30/96                           1,450,216         1.86          (0.51)              104              0.07
------------------------   ----------------    -----------   ------------    -------------   --------------
9/30/95                           1,290,152         1.90          (0.20)              111
------------------------   ----------------    -----------   ------------    -------------
9/30/94                           1,085,427         1.90          (0.20)              115
------------------------   ----------------    -----------   ------------    -------------
9/30/93                           1,077,490         1.90          (0.30)              110
------------------------   ----------------    -----------   ------------    -------------
9/30/92                             853,121         1.90          (0.10)               92
------------------------   ----------------    -----------   ------------    -------------

                                                                           ----
                                                    See accompanying notes  55
                                                                           ----

Financial Highlights
A, B and C Classes (Cont.)

                                                                     Net Realized/
Selected Per Share Data       Net Asset Value    Net                 Unrealized             Total Income
for the Period Ended:         Beginning          Investment          Gain (Loss) on         From Investment
                              of Period          Income (Loss)       Investments            Operations
                              ---------------    ----------------    ---------------        ----------------
Mid Cap Growth Fund
Class A
01/13/97-06/30/97             $        18.14     $     (0.04)        $      2.14            $        2.10
---------------------         ---------------    ----------------    ---------------        ----------------
Class B
01/13/97-06/30/97                      18.14           (0.11)               2.14                     2.03
---------------------         ---------------    ----------------    ---------------        ----------------
Class C
01/13/97-06/30/97                      18.14           (0.10)               2.14                     2.04
---------------------         ---------------    ----------------    ---------------        ----------------

Target Fund
Class A
10/01/96-06/30/97             $        17.11     $     (0.04) (a)    $      1.82 (a)        $        1.78
---------------------         ---------------    ----------------    ---------------        ----------------
9/30/96                                16.40           (0.05)               2.54                     2.49
---------------------         ---------------    ----------------    ---------------        ----------------
9/30/95                                13.13           (0.02)               3.45                     3.43
---------------------         ---------------    ----------------    ---------------        ----------------
9/30/94                                12.72           (0.04)               0.57                     0.53
---------------------         ---------------    ----------------    ---------------        ----------------
12/17/92-9/30/93                       10.00           (0.02)               2.74                     2.72
---------------------         ---------------    ----------------    ---------------        ----------------
Class B
10/01/96-06/30/97                      16.58           (0.12) (a)           1.75 (a)                 1.63
---------------------         ---------------    ----------------    ---------------        ----------------
9/30/96                                16.06           (0.09)               2.39                     2.30
---------------------         ---------------    ----------------    ---------------        ----------------
5/22/95-9/30/95                        13.93           (0.05)               2.18                     2.13
---------------------         ---------------    ----------------    ---------------        ----------------
Class C
10/01/96-06/30/97                      16.58           (0.12) (a)           1.74 (a)                 1.62
---------------------         ---------------    ----------------    ---------------        ----------------
9/30/96                                16.05           (0.16)               2.47                     2.31
---------------------         ---------------    ----------------    ---------------        ----------------
9/30/95                                12.95           (0.12)               3.38                     3.26
---------------------         ---------------    ----------------    ---------------        ----------------
9/30/94                                12.65           (0.14)               0.56                     0.42
---------------------         ---------------    ----------------    ---------------        ----------------
12/17/92-9/30/93                       10.00           (0.09)               2.74                     2.65
---------------------         ---------------    ----------------    ---------------        ----------------

Small Cap Value Fund
Class A
01/20/97-06/30/97             $        14.02     $      0.10         $      1.63            $        1.73
---------------------         ---------------    ----------------    ---------------        ----------------
Class B
01/20/97-06/30/97                      14.02            0.08                1.61                     1.69
---------------------         ---------------    ----------------    ---------------        ----------------
Class C
01/20/97-06/30/97                      14.02            0.08                1.61                     1.69
---------------------         ---------------    ----------------    ---------------        ----------------

Opportunity Fund
Class A
10/01/96-06/30/97             $        37.36     $      0.00         $     (3.10)           $       (3.10)
---------------------         ---------------    ----------------    ---------------        ----------------
9/30/96                                39.08           (0.11)               6.12                     6.01
---------------------         ---------------    ----------------    ---------------        ----------------
9/30/95                                28.87           (0.11)              11.19                    11.08
---------------------         ---------------    ----------------    ---------------        ----------------
9/30/94                                33.43           (0.17)              (2.02)                   (2.19)
---------------------         ---------------    ----------------    ---------------        ----------------
9/30/93                                19.84           (0.15)              14.00                    13.85
---------------------         ---------------    ----------------    ---------------        ----------------
9/30/92                                17.95           (0.04)               3.61                     3.57
---------------------         ---------------    ----------------    ---------------        ----------------
Class C
10/01/96-06/30/97                      35.38           (0.04)              (3.05)                   (3.09)
---------------------         ---------------    ----------------    ---------------        ----------------
9/30/96                                37.64           (0.35)               5.82                     5.47
---------------------         ---------------    ----------------    ---------------        ----------------
9/30/95                                28.04           (0.34)              10.81                    10.47
---------------------         ---------------    ----------------    ---------------        ----------------
9/30/94                                32.77           (0.38)              (1.98)                   (2.36)
---------------------         ---------------    ----------------    ---------------        ----------------
9/30/93                                19.60           (0.34)              13.77                    13.43
---------------------         ---------------    ----------------    ---------------        ----------------
9/30/92                                17.87           (0.18)               3.59                     3.41
---------------------         ---------------    ----------------    ---------------        ----------------

International Developed Fund
Class A
01/20/97-06/30/97             $        11.71     $      0.09 (a)     $      1.28 (a)        $        1.37
---------------------         ---------------    ----------------    ---------------        ----------------
Class B
01/20/97-06/30/97                      11.71            0.06 (a)            1.29 (a)                 1.35
---------------------         ---------------    ----------------    ---------------        ----------------
Class C
01/20/97-06/30/97                      11.71            0.06 (a)            1.29 (a)                 1.35
---------------------         ---------------    ----------------    ---------------        ----------------

                              Dividends          Dividends in        Distributions          Distributions
                              From Net           Excess of Net       From Net               in Excess of
Selected Per Share Data       Investment         Investment          Realized Capital       Net Realized
for the Period Ended          Income             Income              Gains                  Capital Gains
                              --------------     ---------------     ----------------       ---------------
Mid Cap Growth Fund
Class A
01/13/97-06/30/97             $        0.00      $         0.00      $         0.00         $         0.00
---------------------         --------------     ---------------     ----------------       ---------------
Class B
01/13/97-06/30/97                      0.00                0.00                0.00                   0.00
---------------------         --------------     ---------------     ----------------       ---------------
Class C
01/13/97-06/30/97                      0.00                0.00                0.00                   0.00
---------------------         --------------     ---------------     ----------------       ---------------

Target Fund
Class A
10/01/96-06/30/97             $        0.00      $         0.00      $        (2.07)        $         0.00
---------------------         --------------     ---------------     ----------------       ---------------
9/30/96                                0.00                0.00               (1.78)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
9/30/95                                0.00                0.00               (0.16)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
9/30/94                                0.00                0.00               (0.12)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
12/17/92-9/30/93                       0.00                0.00                0.00                   0.00
---------------------         --------------     ---------------     ----------------       ---------------
Class B
10/01/96-06/30/97                      0.00                0.00               (2.07)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
9/30/96                                0.00                0.00               (1.78)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
5/22/95-9/30/95                        0.00                0.00                0.00                   0.00
---------------------         --------------     ---------------     ----------------       ---------------
Class C
10/01/96-06/30/97                      0.00                0.00               (2.07)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
9/30/96                                0.00                0.00               (1.78)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
9/30/95                                0.00                0.00               (0.16)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
9/30/94                                0.00                0.00               (0.12)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
12/17/92-9/30/93                       0.00                0.00                0.00                   0.00
---------------------         --------------     ---------------     ----------------       ---------------

Small Cap Value Fund
Class A
01/20/97-06/30/97             $        0.00      $         0.00      $         0.00         $         0.00
---------------------         --------------     ---------------     ----------------       ---------------
Class B
01/20/97-06/30/97                      0.00                0.00                0.00                   0.00
---------------------         --------------     ---------------     ----------------       ---------------
Class C
01/20/97-06/30/97                      0.00                0.00                0.00                   0.00
---------------------         --------------     ---------------     ----------------       ---------------

Opportunity Fund
Class A
10/01/96-06/30/97             $        0.00      $         0.00      $        (4.91)        $         0.00
---------------------         --------------     ---------------     ----------------       ---------------
9/30/96                                0.00                0.00               (7.73)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
9/30/95                                0.00                0.00               (0.87)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
9/30/94                                0.00                0.00               (2.26)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
9/30/93                                0.00                0.00               (0.26)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
9/30/92                                0.00                0.00               (1.68)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
Class C
10/01/96-06/30/97                      0.00                0.00               (4.91)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
9/30/96                                0.00                0.00               (7.73)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
9/30/95                                0.00                0.00               (0.87)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
9/30/94                                0.00                0.00               (2.26)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
9/30/93                                0.00                0.00               (0.26)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------
9/30/92                                0.00                0.00               (1.68)                  0.00
---------------------         --------------     ---------------     ----------------       ---------------

International Developed Fund
Class A
01/20/97-06/30/97             $        0.00      $         0.00      $         0.00         $         0.00
---------------------         --------------     ---------------     ----------------       ---------------
Class B
01/20/97-06/30/97                      0.00                0.00                0.00                   0.00
---------------------         --------------     ---------------     ----------------       ---------------
Class C
01/20/97-06/30/97                      0.00                0.00                0.00                   0.00
---------------------         --------------     ---------------     ----------------       ---------------

*Annualized
(a)Per share amounts based upon average number of shares outstanding during the period.

----
 56   See accompanying notes
----


Selected Per Share Data       Distributions       Tax Basis                              Net Asset
for the Period Ended:         from                Return of         Total                Value End of
                              Equalization        Capital           Distributions        Period             Total Return
                              ---------------     --------------    ---------------      --------------     ---------------
Mid Cap Growth Fund
Class A
01/13/97-06/30/97             $         0.00      $        0.00     $         0.00       $       20.24              11.58%
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
Class B
01/13/97-06/30/97                       0.00               0.00               0.00               20.17              11.19
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
Class C
01/13/97-06/30/97                       0.00               0.00               0.00               20.18              11.25
----------------------------  ---------------     --------------    ---------------      --------------     ---------------

Target Fund
Class A
10/01/96-06/30/97             $         0.00      $        0.00     $        (2.07)      $       16.82              11.19%
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
9/30/96                                 0.00               0.00              (1.78)              17.11              16.50
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
9/30/95                                 0.00               0.00              (0.16)              16.40              26.50
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
9/30/94                                 0.00               0.00              (0.12)              13.13               4.20
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
12/17/92-9/30/93                        0.00               0.00               0.00               12.72              27.20
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
Class B
10/01/96-06/30/97                       0.00               0.00              (2.07)              16.14              10.58
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
9/30/96                                 0.00               0.00              (1.78)              16.58              15.58
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
5/22/95-9/30/95                         0.00               0.00               0.00               16.06              15.30
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
Class C
10/01/96-06/30/97                       0.00               0.00              (2.07)              16.13              10.52
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
9/30/96                                 0.00               0.00              (1.78)              16.58              15.66
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
9/30/95                                 0.00               0.00              (0.16)              16.05              25.60
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
9/30/94                                 0.00               0.00              (0.12)              12.95               3.40
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
12/17/92-9/30/93                        0.00               0.00               0.00               12.65              26.50
----------------------------  ---------------     --------------    ---------------      --------------     ---------------

Small Cap Value Fund
Class A
01/20/97-06/30/97             $         0.00      $        0.00     $         0.00       $       15.75              12.34%
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
Class B
01/20/97-06/30/97                       0.00               0.00               0.00               15.71              12.05
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
Class C
01/20/97-06/30/97                       0.00               0.00               0.00               15.71              12.05
----------------------------  ---------------     --------------    ---------------      --------------     ---------------

Opportunity Fund
Class A
10/01/96-06/30/97             $         0.00      $        0.00     $        (4.91)      $       29.35              (8.87)%
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
9/30/96                                 0.00               0.00              (7.73)              37.36              18.35
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
9/30/95                                 0.00               0.00              (0.87)              39.08              39.70
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
9/30/94                                 0.00              (0.11)             (2.37)              28.87              (6.70)
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
9/30/93                                 0.00               0.00              (0.26)              33.43              70.40
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
9/30/92                                 0.00               0.00              (1.68)              19.84              21.60
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
Class C
10/01/96-06/30/97                       0.00               0.00              (4.91)              27.38              (9.40)
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
9/30/96                                 0.00               0.00              (7.73)              35.38              17.47
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
9/30/95                                 0.00               0.00              (0.87)              37.64              38.60
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
9/30/94                                 0.00              (0.11)             (2.37)              28.04              (7.40)
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
9/30/93                                 0.00               0.00              (0.26)              32.77              69.10
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
9/30/92                                 0.00               0.00              (1.68)              19.60              20.80
----------------------------  ---------------     --------------    ---------------      --------------     ---------------

International Developed Fund
Class A
01/20/97-06/30/97             $         0.00      $        0.00     $         0.00       $       13.08              11.70%
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
Class B
01/20/97-06/30/97                       0.00               0.00               0.00               13.06              11.53
----------------------------  ---------------     --------------    ---------------      --------------     ---------------
Class C
01/20/97-06/30/97                       0.00               0.00               0.00               13.06              11.53
----------------------------  ---------------     --------------    ---------------      --------------     ---------------

                                                                    Ratio of Net
                                                  Ratio of          Investment
Selected Per Share Data                           Expenses to       Income to
for the Period Ended:         Net Assets End      Average Net       Average Net          Portfolio          Average
                              of Period (000s)    Assets            Assets               Turnover Rate      Commision Rate
                              ----------------    --------------    --------------       --------------     --------------
Mid Cap Growth Fund
Class A
01/13/97-06/30/97             $        12,184            1.11%*            0.17%*                  82%      $      0.06
----------------------------  ----------------    --------------    --------------       --------------     --------------
Class B
01/13/97-06/30/97                      28,259            1.85*            (0.58)*                  82              0.06
----------------------------  ----------------    --------------    --------------       --------------     --------------
Class C
01/13/97-06/30/97                      53,686            1.86*            (0.58)*                  82              0.06
----------------------------  ----------------    --------------    --------------       --------------     --------------

Target Fund
Class A
10/01/96-06/30/97             $       150,689            1.20%*           (0.31)%*                145%      $      0.04
----------------------------  ----------------    --------------    --------------       --------------     --------------
9/30/96                               156,027            1.18             (0.34)                  141              0.06
----------------------------  ----------------    --------------    --------------       --------------     --------------
9/30/95                               121,915            1.20             (0.10)                  128
----------------------------  ----------------    --------------    --------------       --------------
9/30/94                                90,527            1.20             (0.30)                  104
----------------------------  ----------------    --------------    --------------       --------------
12/17/92-9/30/93                       48,787            1.30*            (0.30)*                  76
----------------------------  ----------------    --------------    --------------       --------------
Class B
10/01/96-06/30/97                      67,531            1.94*            (1.05)*                 145              0.04
----------------------------  ----------------    --------------    --------------       --------------     --------------
9/30/96                                49,851            1.93             (1.09)                  141              0.06
----------------------------  ----------------    --------------    --------------       --------------     --------------
5/22/95-9/30/95                         7,554            2.00*            (0.90)*                 128
----------------------------  ----------------    --------------    --------------       --------------
Class C
10/01/96-06/30/97                     969,317            1.94*            (1.06)*                 145              0.04
----------------------------  ----------------    --------------    --------------       --------------     --------------
9/30/96                               974,948            1.93             (1.09)                  141              0.06
----------------------------  ----------------    --------------    --------------       --------------     --------------
9/30/95                               780,355            2.00             (0.90)                  128
----------------------------  ----------------    --------------    --------------       --------------
9/30/94                               556,043            2.00             (1.10)                  104
----------------------------  ----------------    --------------    --------------       --------------
12/17/92-9/30/93                      298,238            2.00*            (1.00)*                  76
----------------------------  ----------------    --------------    --------------       --------------

Small Cap Value Fund
Class A
01/20/97-06/30/97             $         6,563            1.30%*            1.94%*                  48%      $      0.06
----------------------------  ----------------    --------------    --------------       --------------     --------------
Class B
01/20/97-06/30/97                      11,077            2.04*             1.23*                   48              0.06
----------------------------  ----------------    --------------    --------------       --------------     --------------
Class C
01/20/97-06/30/97                      20,637            2.05*             1.13*                   48              0.06
----------------------------  ----------------    --------------    --------------       --------------     --------------

Opportunity Fund
Class A
10/01/96-06/30/97             $       213,484            1.25%*           (0.12)%*                 69%      $      0.06
----------------------------  ----------------    --------------    --------------       --------------     --------------
9/30/96                               134,859            1.13             (0.32)                   91              0.07
----------------------------  ----------------    --------------    --------------       --------------     --------------
9/30/95                               120,830            1.20             (0.40)                  102
----------------------------  ----------------    --------------    --------------       --------------
9/30/94                                95,261            1.10             (0.60)                   78
----------------------------  ----------------    --------------    --------------       --------------
9/30/93                               106,666            1.20             (0.60)                  105
----------------------------  ----------------    --------------    --------------       --------------
9/30/92                                22,454            1.30             (0.20)                   94
----------------------------  ----------------    --------------    --------------       --------------
Class C
10/01/96-06/30/97                     629,446            1.97*            (0.95)*                  69       $      0.06
----------------------------  ----------------    --------------    --------------       --------------     --------------
9/30/96                               800,250            1.88             (1.07)                   91              0.07
----------------------------  ----------------    --------------    --------------       --------------     --------------
9/30/95                               715,191            1.90             (1.10)                  102
----------------------------  ----------------    --------------    --------------       --------------
9/30/94                               553,460            1.90             (1.40)                   78
----------------------------  ----------------    --------------    --------------       --------------
9/30/93                               618,193            2.00             (1.30)                  105
----------------------------  ----------------    --------------    --------------       --------------
9/30/92                               179,081            2.00             (1.00)                   94
----------------------------  ----------------    --------------    --------------       --------------

International Developed Fund
Class A
01/20/97-06/30/97             $           318            1.54%*            1.74%*                  77%      $      0.03
----------------------------  ----------------    --------------    --------------       --------------     --------------
Class B
01/20/97-06/30/97                       1,123            2.28*             1.08*                   77              0.03
----------------------------  ----------------    --------------    --------------       --------------     --------------
Class C
01/20/97-06/30/97                       2,526            2.28*             1.07*                   77              0.03
----------------------------  ----------------    --------------    --------------       --------------     --------------


                                                                           ----
                                                   See accompanying notes   57
                                                                           ----

Financial Highlights
A, B and C Classes (Cont.)

                                                                    Net Realized/                        Dividends
Selected Per Share Data         Net Asset Value    Net              Unrealized        Total Income       From Net
for the Period Ended:           Beginning          Investment       Gain (Loss) on    From Investment    Investment
                                of Period          Income (Loss)    Investments       Operations         Income
                                ----------------   --------------   ---------------   ----------------   --------------
International Fund
Class A
10/01/96-06/30/97               $        13.03     $      0.29      $      1.33       $        1.62      $        0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/96                                  12.19            0.07             0.77                0.84               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/95                                  12.92            0.07            (0.56)              (0.49)              0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/94                                  12.17            0.04             0.94                0.98               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/93                                  10.04            0.07             2.80                2.87               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/92                                  10.54            0.05            (0.37)              (0.32)              0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
Class B
10/01/96-06/30/97                        12.48            0.16             1.31                1.47               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/96                                  11.75            0.00 (a)         0.73 (a)            0.73               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
5/22/95-9/30/95                          11.30            0.00             0.45                0.45               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
Class C
10/01/96--06/30/97                       12.47            0.18             1.29                1.47               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/96                                  11.75           (0.05)            0.77                0.72               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/95                                  12.56           (0.02)           (0.55)              (0.57)              0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/94                                  11.92           (0.06)            0.93                0.87               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/93                                   9.92           (0.01)            2.75                2.74               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/92                                  10.49           (0.06)           (0.33)              (0.39)              0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------

Emerging Markets Fund
Class A
01/20/97-06/30/97               $        12.82     $      0.09 (a)  $      1.03 (a)   $        1.12      $        0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
Class B
01/20/97-06/30/97                        12.82            0.03 (a)         1.04 (a)            1.07               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
Class C
01/20/97-06/30/97                        12.82            0.04 (a)         1.03 (a)            1.07               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------

Innovation Fund
Class A
01/20/97-06/30/97               $        17.26     $      0.07      $      0.36       $        0.43      $        0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/96                                  14.74           (0.07)            2.94                2.87               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
12/22/94-9/30/95                         10.00           (0.06)            4.80                4.74               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
Class B
10/01/96-06/30/97                        17.04           (0.03)            0.35                0.32               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/96                                  14.66           (0.11)            2.84                2.73               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
5/22/95-9/30/95                          11.81           (0.08)            2.93                2.85               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
Class C
10/01/96-06/30/97                        17.04           (0.02)            0.33                0.31               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/96                                  14.65           (0.15)            2.89                2.74               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
12/22/94-9/30/95                         10.00           (0.13)            4.78                4.65               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------

Precious Metals Fund
Class A
10/01/96-06/30/97               $        12.12     $      0.17      $     (3.29)      $       (3.12)     $        0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/96                                  12.33            0.03            (0.24)              (0.21)              0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/95                                  14.14            0.07            (1.88)              (1.81)              0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/94                                  10.32            0.08             3.74                3.82               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/93                                   7.54            0.06             2.72                2.78               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/92                                   7.51           (0.01)            0.04                0.03               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
Class B
10/01/96-06/30/97                        11.62            0.00            (3.03)              (3.03)              0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/96                                  11.90           (0.03)           (0.25)              (0.28)              0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
6/15/95-9/30/95                          11.61           (0.01)            0.30                0.29               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
Class C
10/01/96-06/30/97                        11.62           (0.03)           (2.99)              (3.02)              0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/96                                  11.90           (0.07)           (0.21)              (0.28)              0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/95                                  13.75           (0.02)           (1.83)              (1.85)              0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/94                                  10.11           (0.02)            3.66                3.64               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/93                                   7.44           (0.02)            2.69                2.67               0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------
9/30/92                                   7.46           (0.06)            0.04               (0.02)              0.00
-----------------------------   ----------------   --------------   ---------------   ----------------   --------------

                                Dividends in       Distributions        Distributions
Selected Per Share Data         Excess of Net      From Net             in Excess of
for the Period Ended            Investment         Realized Capital     Net Realized
                                Income             Gains                Capital Gains
                                ----------------   ------------------   ----------------
International Fund
Class A
10/01/96-06/30/97               $        0.00      $         (0.39)     $         0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/96                                  0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/95                                  0.00                (0.24)               0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/94                                  0.00                (0.23)               0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/93                                  0.00                (0.74)               0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/92                                  0.00                (0.18)               0.00
-----------------------------   ----------------   ------------------   ----------------
Class B
10/01/96-06/30/97                        0.00                (0.39)               0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/96                                  0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------
5/22/95-9/30/95                          0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------
Class C
10/01/96--06/30/97                       0.00                (0.39)               0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/96                                  0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/95                                  0.00                (0.24)               0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/94                                  0.00                (0.23)               0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/93                                  0.00                (0.74)               0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/92                                  0.00                (0.18)               0.00
-----------------------------   ----------------   ------------------   ----------------

Emerging Markets Fund
Class A
01/20/97-06/30/97               $        0.00      $          0.00      $         0.00
-----------------------------   ----------------   ------------------   ----------------
Class B
01/20/97-06/30/97                        0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------
Class C
01/20/97-06/30/97                        0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------

Innovation Fund
Class A
01/20/97-06/30/97               $        0.00      $         (0.26)     $         0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/96                                  0.00                (0.35)               0.00
-----------------------------   ----------------   ------------------   ----------------
12/22/94-9/30/95                         0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------
Class B
10/01/96-06/30/97                        0.00                (0.26)               0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/96                                  0.00                (0.35)               0.00
-----------------------------   ----------------   ------------------   ----------------
5/22/95-9/30/95                          0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------
Class C
10/01/96-06/30/97                        0.00                (0.26)               0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/96                                  0.00                (0.35)               0.00
-----------------------------   ----------------   ------------------   ----------------
12/22/94-9/30/95                         0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------

Precious Metals Fund
Class A
10/01/96-06/30/97               $        0.00      $          0.00      $        (0.17)
-----------------------------   ----------------   ------------------   ----------------
9/30/96                                  0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/95                                  0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/94                                  0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/93                                  0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/92                                  0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------
Class B
10/01/96-06/30/97                        0.00                 0.00               (0.17)
-----------------------------   ----------------   ------------------   ----------------
9/30/96                                  0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------
6/15/95-9/30/95                          0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------
Class C
10/01/96-06/30/97                        0.00                 0.00               (0.17)
-----------------------------   ----------------   ------------------   ----------------
9/30/96                                  0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/95                                  0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/94                                  0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/93                                  0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------
9/30/92                                  0.00                 0.00                0.00
-----------------------------   ----------------   ------------------   ----------------

*Annualized

 (a) Per share amounts based upon average number of shares outstanding during the period.


----
 58  See accompanying notes
----

                                Distributions       Tax Basis                          Net Asset
Selected Per Share Date         from                Return of       Total              Value End of
for the Period Ended            Equalization        Capital         Distributions      Period            Total Return
                                -----------------   --------------  ----------------   ---------------   ---------------
International Fund
Class A
10/01/96-06/30/97               $         0.00      $        0.00   $        (0.39)    $       14.26             12.82%
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/96                                   0.00               0.00             0.00             13.03              6.89
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/95                                   0.00               0.00            (0.24)            12.19             (3.70)
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/94                                   0.00               0.00            (0.23)            12.92              8.20
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/93                                   0.00               0.00            (0.74)            12.17             30.40
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/92                                   0.00               0.00            (0.18)            10.04             (3.10)
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
Class B
10/01/96-06/30/97                         0.00               0.00            (0.39)            13.56             12.17
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/96                                   0.00               0.00             0.00             12.48              6.21
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
5/22/95-9/30/95                           0.00               0.00             0.00             11.75              4.00
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
Class C
10/01/96--06/30/97                        0.00               0.00            (0.39)            13.55             12.18
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/96                                   0.00               0.00             0.00             12.47              6.13
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/95                                   0.00               0.00            (0.24)            11.75             (4.50)
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/94                                   0.00               0.00            (0.23)            12.56              7.40
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/93                                   0.00               0.00            (0.74)            11.92             29.40
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/92                                   0.00               0.00            (0.18)             9.92             (3.80)
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------

Emerging Markets Fund
Class A
01/20/97-06/30/97               $         0.00      $        0.00   $         0.00     $       13.94              8.74%
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
Class B
01/20/97-06/30/97                         0.00               0.00             0.00             13.89              8.35
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
Class C
01/20/97-06/30/97                         0.00               0.00             0.00             13.89              8.35
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------

Innovation Fund
Class A
01/20/97-06/30/97               $         0.00      $        0.00   $        (0.26)    $       17.43              2.41%
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/96                                   0.00               0.00            (0.35)            17.26             19.86
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
12/22/94-9/30/95                          0.00               0.00             0.00             14.74             47.40
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
Class B
10/01/96-06/30/97                         0.00               0.00            (0.26)            17.10              1.79
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/96                                   0.00               0.00            (0.35)            17.04             18.99
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
5/22/95-9/30/95                           0.00               0.00             0.00             14.66             24.10
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
Class C
10/01/96-06/30/97                         0.00               0.00            (0.26)            17.09              1.73
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/96                                   0.00               0.00            (0.35)            17.04             19.08
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
12/22/94-9/30/95                          0.00               0.00             0.00             14.65             46.50
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------

Precious Metals Fund
Class A
10/01/96-06/30/97               $         0.00      $        0.00   $        (0.17)    $        8.83            (26.05)%
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/96                                   0.00               0.00             0.00             12.12             (1.70)
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/95                                   0.00               0.00             0.00             12.33            (12.80)
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/94                                   0.00               0.00             0.00             14.14             37.00
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/93                                   0.00               0.00             0.00             10.32             36.90
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/92                                   0.00               0.00             0.00              7.54              0.40
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
Class B
10/01/96-06/30/97                         0.00               0.00            (0.17)             8.42            (26.40)
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/96                                   0.00               0.00             0.00             11.62             (2.35)
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
6/15/95-9/30/95                           0.00               0.00             0.00             11.90              2.50
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
Class C
10/01/96-06/30/97                         0.00               0.00            (0.17)             8.43            (26.31)
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/96                                   0.00               0.00             0.00             11.62             (2.35)
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/95                                   0.00               0.00             0.00             11.90            (13.50)
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/94                                   0.00               0.00             0.00             13.75             36.00
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/93                                   0.00               0.00             0.00             10.11             35.90
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------
9/30/92                                   0.00               0.00             0.00              7.44             (0.30)
-----------------------------   -----------------   --------------  ----------------   ---------------   ---------------

                                                                    Ratio of Net
                                                    Ratio of        Investment
                                                    Expenses to     Income to
Selected Per Share Data         Net Assets End      Average Net     Average Net        Portfolio         Average
for the Period Ended:           of Period (000s)    Assets          Assets             Turnover Rate     Commision Rate
                                -----------------   -------------   ---------------    ---------------   --------------
International Fund
Class A
10/01/96-06/30/97               $        18,287            1.51%*          0.58%*                59%     $       0.00
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
9/30/96                                  20,056            1.41            0.49                 110              0.00
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
9/30/95                                  17,951            1.50            0.60                 170
-----------------------------   -----------------   -------------   ---------------    ---------------
9/30/94                                  23,289            1.40            0.30                  55
-----------------------------   -----------------   -------------   ---------------    ---------------
9/30/93                                  11,992            1.40            0.60                  68
-----------------------------   -----------------   -------------   ---------------    ---------------
9/30/92                                     471            1.90            0.50                 160
-----------------------------   -----------------   -------------   ---------------    ---------------
Class B
10/01/96-06/30/97                         8,676            2.26*           0.18*                 59              0.00
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
9/30/96                                   5,893            2.16           (0.26)                110              0.00
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
5/22/95-9/30/95                             503            2.30*          (0.10)*               170
-----------------------------   -----------------   -------------   ---------------    ---------------
Class C
10/01/96--06/30/97                      168,446            2.25*          (0.25)*                59              0.00
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
9/30/96                                 203,544            2.16           (0.26)                110              0.00
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
9/30/95                                 215,349            2.20           (0.20)                170
-----------------------------   -----------------   -------------   ---------------    ---------------
9/30/94                                 294,492            2.20           (0.50)                 55
-----------------------------   -----------------   -------------   ---------------    ---------------
9/30/93                                 147,194            2.20           (0.10)                 68
-----------------------------   -----------------   -------------   ---------------    ---------------
9/30/92                                  28,299            2.60           (0.60)                160
-----------------------------   -----------------   -------------   ---------------    ---------------

Emerging Markets Fund
Class A
01/20/97-06/30/97               $           214            1.89%*          1.52%*                74%     $       0.00
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
Class B
01/20/97-06/30/97                           308            2.62*           0.47*                 74              0.00
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
Class C
01/20/97-06/30/97                         1,833            2.63*           0.66*                 74              0.00
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------

Innovation Fund
Class A
01/20/97-06/30/97               $        56,215            1.28%*         (0.68)%*               80%     $       0.05
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
9/30/96                                  50,067            1.31           (0.61)                123              0.06
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
12/22/94-9/30/95                         28,239            1.40*          (0.60)*                86
-----------------------------   -----------------   -------------   ---------------    ---------------
Class B
10/01/96-06/30/97                        51,472            2.03*          (1.43)*                80              0.05
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
9/30/96                                  33,778            2.06           (1.36)                123              0.06
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
5/22/95-9/30/95                           6,509            2.30*          (1.70)*                86
-----------------------------   -----------------   -------------   ---------------    ---------------
Class C
10/01/96-06/30/97                       162,889            2.03*          (1.43)*                80              0.05
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
9/30/96                                 137,752            2.06           (1.36)                123              0.06
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
12/22/94-9/30/95                         63,952            2.20*          (1.40)*                86
-----------------------------   -----------------   -------------   ---------------    ---------------

Precious Metals Fund
Class A
10/01/96-06/30/97                        $4,016            1.37%*          0.33%*                46%     $       0.03
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
9/30/96                                   6,245            1.32            0.19                  35              0.02
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
9/30/95                                   7,670            1.40            0.60                   9
-----------------------------   -----------------   -------------   ---------------    ---------------
9/30/94                                  11,229            1.30            0.60                  11
-----------------------------   -----------------   -------------   ---------------    ---------------
9/30/93                                   3,425            1.40            0.60                  10
-----------------------------   -----------------   -------------   ---------------    ---------------
9/30/92                                     668            1.90           (0.10)                 30
-----------------------------   -----------------   -------------   ---------------    ---------------
Class B
10/01/96-06/30/97                         4,248            2.13%*         (0.33)*                46              0.03
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
9/30/96                                   2,218            2.07           (0.56)                 35              0.02
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
6/15/95-9/30/95                             251            2.20*          (0.20)*                 9
-----------------------------   -----------------   -------------   ---------------    ---------------
Class C
10/01/96-06/30/97                        25,113            2.15*          (0.41)*                46              0.03
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
9/30/96                                  37,609            2.07           (0.56)                 35              0.02
-----------------------------   -----------------   -------------   ---------------    ---------------   --------------
9/30/95                                  42,341            2.20           (0.20)                  9
-----------------------------   -----------------   -------------   ---------------    ---------------
9/30/94                                  62,825            2.10           (0.20)                 11
-----------------------------   -----------------   -------------   ---------------    ---------------
9/30/93                                  23,884            2.20           (0.20)                 10
-----------------------------   -----------------   -------------   ---------------    ---------------
9/30/92                                   6,633            2.60           (0.80)                 30
-----------------------------   -----------------   -------------   ---------------    ---------------

*Annualized

 (a) Per share amounts based upon average number of shares outstanding during the period.


                                                                           ----
                                                 See accompanying notes     59
                                                                           ----


Financial Highlights
A, B and C Classes (Cont.)
                                                              Net Realized/                        Dividends in
Selected Per Share Data     Net Asset Value   Net             Unrealized        Total Income       Excess of Net
for the Period Ended:       Beginning         Investment      Gain (Loss) on    From Investment    Investment
                            of Period         Income (Loss)   Investments       Operations         Income
                            ---------------   -------------   --------------    ---------------    --------------
Balanced Fund
Class A
01/20/97-06/30/97           $         10.77   $        0.21    $        0.58     $         0.79    $        (0.16)
--------------------------  ---------------   -------------    -------------     --------------    --------------
Class B
01/20/97-06/30/97                     10.77            0.19             0.58               0.77             (0.15)
--------------------------  ---------------   -------------    -------------     --------------    --------------
Class C
01/20/97-06/30/97                     10.77            0.18             0.58               0.76             (0.14)
--------------------------  ---------------   -------------    -------------     --------------    --------------

Tax Exempt Fund
Class A
10/01/96-06/30/97           $         11.87   $        0.42    $        0.11     $         0.53    $        (0.43)
--------------------------  ---------------   -------------    -------------     --------------    --------------
9/30/96                               11.83            0.62            (0.01)              0.61             (0.52)
--------------------------  ---------------   -------------    -------------     --------------    --------------
9/30/95                               11.21            0.57             0.63               1.20             (0.58)
--------------------------  ---------------   -------------    -------------     --------------    --------------
9/30/94                               12.74            0.56            (1.31)             (0.75)            (0.58)
--------------------------  ---------------   -------------    -------------     --------------    --------------
9/30/93                               11.94            0.61             1.02               1.63             (0.64)
--------------------------  ---------------   -------------    -------------     --------------    --------------
9/30/92                               11.53            0.65             0.42               1.07             (0.66)
--------------------------  ---------------   -------------    -------------     --------------    --------------
Class B
10/01/96-06/30/97                     11.89            0.36             0.09               0.45             (0.37)
--------------------------  ---------------   -------------    -------------     --------------    --------------
9/30/96                               11.84            0.53             0.00               0.53             (0.44)
--------------------------  ---------------   -------------    -------------     --------------    --------------
5/30/95-9/30/95                       11.90            0.16            (0.07)              0.09             (0.15)
--------------------------  ---------------   -------------    -------------     --------------    --------------
Class C
10/01/96-06/30/97                     11.86            0.36             0.11               0.47             (0.36)
--------------------------  ---------------   -------------    -------------     --------------    --------------
9/30/96                               11.82            0.52             0.00               0.52             (0.44)
--------------------------  ---------------   -------------    -------------     --------------    --------------
9/30/95                               11.21            0.48             0.62               1.10             (0.49)
--------------------------  ---------------   -------------    -------------     --------------    --------------
9/30/94                               12.73            0.47            (1.30)             (0.83)            (0.49)
--------------------------  ---------------   -------------    -------------     --------------    --------------
9/30/93                               11.94            0.52             1.01               1.53             (0.55)
--------------------------  ---------------   -------------    -------------     --------------    --------------
9/30/92                               11.53            0.58             0.41               0.99             (0.58)
--------------------------  ---------------   -------------    -------------     --------------    --------------



                              Dividends in    Distributions        Distributions
Selected Per Share Data       Excess of Net   from Net             in Excess of
for the Period Ended:         Investment      Realized Capital     Net Realized
                              Income          Gains                Capital Gains
Balanced Fund                 -------------   ----------------     ---------------
Class A
01/20/97-06/30/97             $        0.00   $           0.00     $          0.00
--------------------------    -------------   ----------------     ---------------
Class B
01/20/97-06/30/97                      0.00               0.00                0.00
--------------------------    -------------   ----------------     ---------------
Class C
01/20/97-06/30/97                      0.00               0.00                0.00
--------------------------    -------------   ----------------     ---------------

Tax Exempt Fund
Class A
10/01/96-06/30/97             $        0.00   $           0.00     $          0.00
--------------------------    -------------   ----------------     ---------------
9/30/96                               (0.05)              0.00                0.00
--------------------------    -------------   ----------------     ---------------
9/30/95                                0.00               0.00                0.00
--------------------------    -------------   ----------------     ---------------
9/30/94                                0.00              (0.20)               0.00
--------------------------    -------------   ----------------     ---------------
9/30/93                                0.00              (0.19)               0.00
--------------------------    -------------   ----------------     ---------------
9/30/92                                0.00               0.00                0.00
--------------------------    -------------   ----------------     ---------------
Class B
10/01/96-06/30/97                      0.00               0.00                0.00
--------------------------    -------------   ----------------     ---------------
9/30/96                               (0.04)              0.00                0.00
--------------------------    -------------   ----------------     ---------------
5/30/95-9/30/95                        0.00               0.00                0.00
--------------------------    -------------   ----------------     ---------------
Class C
10/01/96-06/30/97                      0.00               0.00                0.00
--------------------------    -------------   ----------------     ---------------
9/30/96                               (0.04)              0.00                0.00
--------------------------    -------------   ----------------     ---------------
9/30/95                                0.00               0.00                0.00
--------------------------    -------------   ----------------     ---------------
9/30/94                                0.00              (0.20)               0.00
--------------------------    -------------   ----------------     ---------------
9/30/93                                0.00              (0.19)               0.00
--------------------------    -------------   ----------------     ---------------
9/30/92                                0.00               0.00                0.00
--------------------------    -------------   ----------------     ---------------

* Annualized

----
 60  See accompanying notes
----



Selected Per Share Data
for the Period Ended:     Distributions   Tax Basis                       Net Asset
                          from            Return of      Total            Value End of
                          Equalization    Capital        Distributions    Period            Total Return
Balanced Fund             -------------   ------------   -------------    -------------     ---------------
Class A
01/20/97-06/30/97         $        0.00   $       0.00   $       (0.16)   $       11.40                7.42%
------------------------  -------------   ------------   -------------    -------------     ---------------
Class B
01/20/97-06/30/97                  0.00           0.00           (0.15)           11.39                7.15
------------------------  -------------   ------------   -------------    -------------     ---------------
Class C
01/20/97-06/30/97                  0.00           0.00           (0.14)           11.39                7.12
------------------------  -------------   ------------   -------------    -------------     ---------------
Tax Exempt Fund
Class A
10/01/96-06/30/97         $        0.00   $       0.00   $       (0.43)   $       11.97                4.65%
------------------------  -------------   ------------   -------------    -------------     ---------------
9/30/96                            0.00           0.00           (0.57)           11.87                5.22
------------------------  -------------   ------------   -------------    -------------     ---------------
9/30/95                            0.00           0.00           (0.58)           11.83               11.00
------------------------  -------------   ------------   -------------    -------------     ---------------
9/30/94                            0.00           0.00           (0.78)           11.21               (6.10)
------------------------  -------------   ------------   -------------    -------------     ---------------
9/30/93                            0.00           0.00           (0.83)           12.74               14.20
------------------------  -------------   ------------   -------------    -------------     ---------------
9/30/92                            0.00           0.00           (0.66)           11.94                9.50
------------------------  -------------   ------------   -------------    -------------     ---------------
Class B
10/01/96-06/30/97                  0.00           0.00           (0.37)           11.97                3.79
------------------------  -------------   ------------   -------------    -------------     ---------------
9/30/96                            0.00           0.00           (0.48)           11.89                4.54
------------------------  -------------   ------------   -------------    -------------     ---------------
5/30/95-9/30/95                    0.00           0.00           (0.15)           11.84                0.80
------------------------  -------------   ------------   -------------    -------------     ---------------
Class C
10/01/96-06/30/97                  0.00           0.00           (0.36)           11.97                4.07
------------------------  -------------   ------------   -------------    -------------     ---------------
9/30/96                            0.00           0.00           (0.48)           11.86                4.46
------------------------  -------------   ------------   -------------    -------------     ---------------
9/30/95                            0.00           0.00           (0.49)           11.82               10.10
------------------------  -------------   ------------   -------------    -------------     ---------------
9/30/94                            0.00           0.00           (0.69)           11.21               (6.70)
------------------------  -------------   ------------   -------------    -------------     ---------------
9/30/93                            0.00           0.00           (0.74)           12.73               13.30
------------------------  -------------   ------------   -------------    -------------     ---------------
9/30/92                            0.00           0.00           (0.58)           11.94                8.80
------------------------  -------------   ------------   -------------    -------------     ---------------

                                                           Ratio of Net
                                             Ratio of      Investment
                                             Expenses to   Income to
                          Net Assets End     Average Net   Average Net    Portfolio        Average
                          of Period (000s)   Assets        Assets         Turnover Rate    Commision Rate
Balanced Fund             ----------------   -----------   ------------   --------------   --------------
Class A
01/20/97-06/30/97         $           366           1.15%*         3.01%*            199%   $         0.06
-----------------------   ---------------    -----------   ------------   --------------    --------------
Class B
01/20/97-06/30/97                   1,124           1.90*          2.28*             199              0.06
-----------------------   ---------------    -----------   ------------   --------------    --------------
Class C
01/20/97-06/30/97                     921           1.90*          2.26*             199              0.06
-----------------------   ---------------    -----------   ------------   --------------    --------------
Tax Exempt Fund
Class A
10/01/96-06/30/97         $         5,503           1.09%*         4.76%*             70%   $          N/A
-----------------------   ---------------    -----------   ------------   --------------    --------------
9/30/96                             5,864           1.07           5.12               49               N/A
-----------------------   ---------------    -----------   ------------   --------------    --------------
9/30/95                             2,701           1.10           5.00               35
-----------------------   ---------------    -----------   ------------   --------------
9/30/94                             2,726           1.10           4.70               63
-----------------------   ---------------    -----------   ------------   --------------
9/30/93                             2,852           1.10           5.00               56
-----------------------   ---------------    -----------   ------------   --------------
9/30/92                             2,295           1.10           5.60              107
-----------------------   ---------------    -----------   ------------   --------------
Class B
10/01/96-06/30/97                   2,542           1.82*          4.02*              70               N/A
-----------------------   ---------------    -----------   ------------   --------------    --------------
9/30/96                             2,258           1.82           4.37               49               N/A
-----------------------   ---------------    -----------   ------------   --------------    --------------
5/30/95-9/30/95                       288           1.90*          4.00*              35
-----------------------   ---------------    -----------   ------------   --------------
Class C
10/01/96-06/30/97                  41,464           1.83*          4.01*              70               N/A
-----------------------   ---------------    -----------   ------------   --------------    --------------
9/30/96                            47,082           1.82           4.37               49               N/A
-----------------------   ---------------    -----------   ------------   --------------    --------------
9/30/95                            54,224           1.80           4.30               35
-----------------------   ---------------    -----------   ------------   --------------
9/30/94                            68,214           1.80           4.00               63
-----------------------   ---------------    -----------   ------------   --------------
9/30/93                            81,475           1.80           4.20               56
-----------------------   ---------------    -----------   ------------   --------------
9/30/92                            52,113           1.80           4.90              107
-----------------------   ---------------    -----------   ------------   --------------

                                                                           ----
                                                   See accompanying notes   61
                                                                           ----

Financial Highlights
Institutional and Administrative Classes

                                                              Net Realized/                        Dividends       Dividends in
Selected Per Share Data   Net Asset Value    Net              Unrealized         Total Income      From Net        Excess of Net
for the Period Ended:     Beginning          Investment       Gain (Loss) on     From Investment   Investment      Investment
                          of Period          Income (loss)    Investments        Operations        Income          Income
                          -----------------  ---------------  -----------------  ----------------  --------------  ---------------
Equity Income Fund
Institutional Class
06/30/97                  $        14.36     $      0.40      $      3.17        $       3.57      $       (0.55)  $         0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
11/01/95-06/30/96                  13.09            0.78             1.31                2.09              (0.34)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/95                           11.75            0.46             1.67                2.13              (0.46)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/94                           11.95            0.42            (0.16)               0.26              (0.42)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/93                           10.92            0.40             1.40                1.80              (0.40)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/92                           10.77            0.45             0.93                1.38              (0.43)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
03/08/91-10/31/91                  10.00            0.24             0.92                1.16              (0.24)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------

Administrative Class
06/30/97                           14.35            0.27             3.26                3.53              (0.51)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
11/01/95-06/30/96                  13.13            0.75             1.31                2.06              (0.36)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
11/30/94-10/31/95                  11.12            0.39             2.35                2.74              (0.40)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------

Value Fund
Institutional Class
06/30/97                  $        12.46     $      1.05      $      2.11        $       3.16      $       (0.31)  $         0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
11/01/95-06/30/96                  12.53            0.25             1.62                1.87              (0.17)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/95                           11.55            0.30             2.18                2.48              (0.30)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/94                           11.92            0.30            (0.28)               0.02              (0.29)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/93                           10.05            0.28             2.36                2.64              (0.28)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
12/30/91-10/31/92                  10.00            0.24             0.23                0.47              (0.24)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------

Capital Appreciation Fund
Institutional Class
06/30/97                  $        18.10     $      0.24      $      5.08        $       5.32      $       (0.10)  $         0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
11/01/95-06/30/96                  16.94            0.35             1.99                2.34              (0.15)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/95                           13.34            0.18             3.60                3.78              (0.18)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/94                           13.50            0.14            (0.12)               0.02              (0.14)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/93                           11.27            0.11             2.73                2.84              (0.11)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/92                           11.02            0.14             1.05                1.19              (0.14)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
03/08/91-10/31/91                  10.00            0.09             1.02                1.11              (0.09)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------

Administrative Class
07/31/96-06/30/97                  17.19            0.16             6.03                6.19              (0.09)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------

Mid Cap Growth Fund
Institutional Class
06/30/97                  $        19.44     $     (0.07)     $      5.25        $       5.18      $       (0.05)  $         0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
11/01/95-06/30/96                  18.16            0.32             1.53                1.85              (0.14)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/95                           13.97            0.07             4.19                4.26              (0.07)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/94                           13.97            0.06             0.01                0.07              (0.06)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/93                           11.29            0.07             2.70                2.77              (0.07)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/92                           10.28            0.10             1.03                1.13              (0.10)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
08/26/91-10/31/91                  10.00            0.02             0.27                0.29              (0.01)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------

Administrative Class
06/30/97                           19.44           (0.13)            5.25                5.12              (0.03)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
11/01/95-06/30/96                  18.17            0.28             1.53                1.81              (0.11)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
11/30/94-10/31/95                  13.31            0.03             4.85                4.88              (0.02)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------

Small Cap Value Fund
Institutional Class
06/30/97                  $        14.20     $      0.46      $      3.63        $       4.09      $       (0.13)  $         0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
11/01/95-06/30/96                  13.10            0.56             1.49                2.05              (0.21)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/95                           12.07            0.28             1.92                2.20              (0.28)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/94                           12.81            0.29            (0.65)              (0.36)             (0.29)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/93                           10.98            0.24             2.33                2.57              (0.24)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/31/92                           10.09            0.22             1.17                1.39              (0.22)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
10/01/91-10/31/91                  10.00            0.02             0.10                0.12              (0.03)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------

Administrative Class
06/30/97                           14.20            0.38             3.68                4.06              (0.12)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------
11/01/95-06/30/96                  13.16            0.54             1.43                1.97              (0.19)            0.00
------------------------- -----------------  ---------------  -----------------  ----------------  --------------  ---------------

                              Distributions         Distributions
                              From Net              in Excess of
Selected Per Share Data       Realized Capital      Net Realized
for the Period Ended:         Gains                 Capital Gains
                              --------------------  ----------------
Equity Income Fund
Institutional Class
06/30/97                      $         (1.97)      $         0.00
---------------------------   --------------------  ----------------
11/01/95-06/30/96                       (0.48)                0.00
---------------------------   --------------------  ----------------
10/31/95                                (0.33)                0.00
---------------------------   --------------------  ----------------
10/31/94                                (0.04)                0.00
---------------------------   --------------------  ----------------
10/31/93                                (0.37)                0.00
---------------------------   --------------------  ----------------
10/31/92                                (0.57)                0.00
---------------------------   --------------------  ----------------
03/08/91-10/31/91                       (0.15)                0.00
---------------------------   --------------------  ----------------

Administrative Class
06/30/97                                (1.97)                0.00
---------------------------   --------------------  ----------------
11/01/95-06/30/96                       (0.48)                0.00
---------------------------   --------------------  ----------------
11/30/94-10/31/95                       (0.33)                0.00
---------------------------   --------------------  ----------------

Value Fund
Institutional Class
06/30/97                      $         (0.50)      $         0.00
---------------------------   --------------------  ----------------
11/01/95-06/30/96                       (1.77)                0.00
---------------------------   --------------------  ----------------
10/31/95                                (1.20)                0.00
---------------------------   --------------------  ----------------
10/31/94                                (0.10)                0.00
---------------------------   --------------------  ----------------
10/31/93                                (0.49)                0.00
---------------------------   --------------------  ----------------
12/30/91-10/31/92                       (0.18)                0.00
---------------------------   --------------------  ----------------

Capital Appreciation Fund
Institutional Class
06/30/97                      $         (2.13)      $         0.00
---------------------------   --------------------  ----------------
11/01/95-06/30/96                       (1.03)                0.00
---------------------------   --------------------  ----------------
10/31/95                                 0.00                 0.00
---------------------------   --------------------  ----------------
10/31/94                                (0.04)                0.00
---------------------------   --------------------  ----------------
10/31/93                                (0.50)                0.00
---------------------------   --------------------  ----------------
10/31/92                                (0.72)                0.00
---------------------------   --------------------  ----------------
03/08/91-10/31/91                        0.00                 0.00
---------------------------   --------------------  ----------------

Administrative Class
07/31/96-06/30/97                       (2.13)                0.00
---------------------------   --------------------  ----------------

Mid Cap Growth Fund
Institutional Class
06/30/97                      $         (4.29)      $         0.00
---------------------------   --------------------  ----------------
11/01/95-06/30/96                       (0.43)                0.00
---------------------------   --------------------  ----------------
10/31/95                                 0.00                 0.00
---------------------------   --------------------  ----------------
10/31/94                                (0.01)                0.00
---------------------------   --------------------  ----------------
10/31/93                                (0.02)                0.00
---------------------------   --------------------  ----------------
10/31/92                                 0.00                 0.00
---------------------------   --------------------  ----------------
08/26/91-10/31/91                        0.00                 0.00
---------------------------   --------------------  ----------------

Administrative Class
06/30/97                                (4.29)                0.00
---------------------------   --------------------  ----------------
11/01/95-06/30/96                       (0.43)                0.00
---------------------------   --------------------  ----------------
11/30/94-10/31/95                        0.00                 0.00
---------------------------   --------------------  ----------------

Small Cap Value Fund
Institutional Class
06/30/97                      $         (2.38)      $         0.00
---------------------------   --------------------  ----------------
11/01/95-06/30/96                       (0.74)                0.00
---------------------------   --------------------  ----------------
10/31/95                                (0.89)                0.00
---------------------------   --------------------  ----------------
10/31/94                                (0.09)                0.00
---------------------------   --------------------  ----------------
10/31/93                                (0.50)                0.00
---------------------------   --------------------  ----------------
10/31/92                                (0.24)                0.00
---------------------------   --------------------  ----------------
10/01/91-10/31/91                        0.00                 0.00
---------------------------   --------------------  ----------------

Administrative Class
06/30/97                                (2.38)                0.00
---------------------------   --------------------  ----------------
11/01/95-06/30/96                       (0.74)                0.00
---------------------------   --------------------  ----------------

*Annualized

----
 62   See accompanying notes
----


                               Distributions      Tax Basis                            Net Asset
Selected Per Share Data        from               Return of         Total              Value End of
for the Period Ended:          Equalization       Capital           Distributions      Period            Total Return
                               -----------------  ----------------  -----------------  ----------------  ---------------
Equity Income Fund
Institutional Class
06/30/97                       $         0.00     $        0.00     $       (2.52)     $         15.41           27.67%
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
11/01/95-06/30/96                        0.00              0.00             (0.82)               14.36           16.35
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/95                                 0.00              0.00             (0.79)               13.09           19.36
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/94                                 0.00              0.00             (0.46)               11.75            2.25
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/93                                 0.00              0.00             (0.77)               11.95           16.65
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/92                                (0.23)             0.00             (1.23)               10.92           12.89
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
03/08/91-10/31/91                        0.00              0.00             (0.39)               10.77           11.81
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------

Administrative Class
06/30/97                                 0.00              0.00             (2.48)               15.40           27.40
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
11/01/95-06/30/96                        0.00              0.00             (0.84)               14.35           16.08
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
11/30/94-10/31/95                        0.00              0.00             (0.73)               13.13           25.69
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------

Value Fund
Institutional Class
06/30/97                       $         0.00     $        0.00     $       (0.81)     $         14.81           26.38%
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
11/01/95-06/30/96                        0.00              0.00             (1.94)               12.46           16.24
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/95                                 0.00              0.00             (1.50)               12.53           24.98
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/94                                 0.00              0.00             (0.39)               11.55            0.15
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/93                                 0.00              0.00             (0.77)               11.92           26.35
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
12/30/91-10/31/92                        0.00              0.00             (0.42)               10.05            4.68
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------

Capital Appreciation Fund
Institutional Class
06/30/97                       $         0.00     $        0.00     $       (2.23)     $         21.19           31.52%
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
11/01/95-06/30/96                        0.00              0.00             (1.18)               18.10           14.65
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/95                                 0.00              0.00             (0.18)               16.94           28.47
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/94                                 0.00              0.00             (0.18)               13.34            0.15
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/93                                 0.00              0.00             (0.61)               13.50           25.30
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/92                                (0.08)             0.00             (0.94)               11.27           10.75
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
03/08/91-10/31/91                        0.00              0.00             (0.09)               11.02           11.19
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------

Administrative Class
07/31/96-06/30/97                        0.00              0.00             (2.22)               21.16           38.26
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------

Mid Cap Growth Fund
Institutional Class
06/30/97                       $         0.00     $        0.00     $       (4.34)     $         20.28           30.58%
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
11/01/95-06/30/96                        0.00              0.00             (0.57)               19.44           10.37
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/95                                 0.00              0.00             (0.07)               18.16           30.54
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/94                                 0.00              0.00             (0.07)               13.97            0.58
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/93                                 0.00              0.00             (0.09)               13.97           24.57
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/92                                (0.02)             0.00             (0.12)               11.29           10.91
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
08/26/91-10/31/91                        0.00              0.00             (0.01)               10.28            2.98
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------

Administrative Class
06/30/97                                 0.00              0.00             (4.32)               20.24           30.23
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
11/01/95-06/30/96                        0.00              0.00             (0.54)               19.44           10.17
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
11/30/94-10/31/95                        0.00              0.00             (0.02)               18.17           36.64
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------

Small Cap Value Fund
Institutional Class
06/30/97                       $         0.00     $        0.00     $       (2.51)     $         15.78           31.99%
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
11/01/95-06/30/96                        0.00              0.00             (0.95)               14.20           16.35
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/95                                 0.00              0.00             (1.17)               13.10           19.88
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/94                                 0.00              0.00             (0.38)               12.07           (2.89)
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/93                                 0.00              0.00             (0.74)               12.81           23.60
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/31/92                                (0.04)             0.00             (0.50)               10.98           13.75
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
10/01/91-10/31/91                        0.00              0.00             (0.03)               10.09            1.19
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------

Administrative Class
06/30/97                                 0.00              0.00             (2.50)               15.76           31.70
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------
11/01/95-06/30/96                        0.00              0.00             (0.93)               14.20           15.64
-----------------------------  -----------------  ----------------  -----------------  ----------------  ---------------

                                                                    Ratio of Net
                                                  Ratio of          Investment
                                                  Expenses to       Income to
Selected Per Share Data        Net Assets End     Average Net       Average Net        Portfolio         Average
for the Period Ended:          of Period (000s)   Assets            Assets             Turnover Rate     Commision Rate
                               -----------------  ----------------  -----------------  ----------------  --------------
Equity Income Fund
Institutional Class
06/30/97                       $       121,138           0.72%              3.03%                45%     $       0.06
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
11/01/95-06/30/96                      116,714           0.70*              3.41*                52              0.06
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
10/31/95                               118,015           0.70               3.83                 46              0.06
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
10/31/94                                92,365           0.70               3.77                 36
-----------------------------  -----------------  ----------------  -----------------  ----------------
10/31/93                                67,854           0.70               3.55                 39
-----------------------------  -----------------  ----------------  -----------------  ----------------
10/31/92                                30,506           0.70               3.83                 47
-----------------------------  -----------------  ----------------  -----------------  ----------------
03/08/91-10/31/91                       15,628           0.74*              4.18*                62
-----------------------------  -----------------  ----------------  -----------------  ----------------

Administrative Class
06/30/97                                 8,145           0.97               2.79                 45      $       0.06
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
11/01/95-06/30/96                        6,097           0.95*              3.19*                52              0.06
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
11/30/94-10/31/95                          140           0.95*              3.43*                43              N/A
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------

Value Fund
Institutional Class
06/30/97                       $        74,613           0.73%              2.02%                71%     $       0.06
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
11/01/95-06/30/96                       52,727           0.70*              2.40*                29              0.06
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
10/31/95                                14,443           0.70               2.50                 71              0.06
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
10/31/94                                15,442           0.70               2.34                 44
-----------------------------  -----------------  ----------------  -----------------  ----------------
10/31/93                                22,930           0.70               2.43                 28
-----------------------------  -----------------  ----------------  -----------------  ----------------
12/30/91-10/31/92                       18,083           0.70*              2.57*                73
-----------------------------  -----------------  ----------------  -----------------  ----------------

Capital Appreciation Fund
Institutional Class
06/30/97                       $       536,187           0.71%              1.02%                87%     $       0.06
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
11/01/95-06/30/96                      348,728           0.70*              1.33*                73              0.04
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
10/31/95                               236,220           0.70               1.22                 83              0.05
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
10/31/94                               165,441           0.70               1.17                 77
-----------------------------  -----------------  ----------------  -----------------  ----------------
10/31/93                                84,990           0.70               0.94                 81
-----------------------------  -----------------  ----------------  -----------------  ----------------
10/31/92                                36,334           0.70               1.13                134
-----------------------------  -----------------  ----------------  -----------------  ----------------
03/08/91-10/31/91                       18,813           0.75*              1.55*                41
-----------------------------  -----------------  ----------------  -----------------  ----------------

Administrative Class
07/31/96-06/30/97                        3,115           0.96*              0.66*                87              0.06
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------

Mid Cap Growth Fund
Institutional Class
06/30/97                       $       291,374           0.71%              0.53%                82%     $       0.06
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
11/01/95-06/30/96                      231,011           0.70*              1.11*                79              0.04
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
10/31/95                               189,320           0.70               0.43                 78              0.04
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
10/31/94                               121,791           0.70               0.45                 61
-----------------------------  -----------------  ----------------  -----------------  ----------------
10/31/93                                67,625           0.70               0.56                 98
-----------------------------  -----------------  ----------------  -----------------  ----------------
10/31/92                                21,213           0.70               0.87                 66
-----------------------------  -----------------  ----------------  -----------------  ----------------
08/26/91-10/31/91                        2,748           0.82*              0.92*                13
-----------------------------  -----------------  ----------------  -----------------  ----------------

Administrative Class
06/30/97                                 2,066           0.96               0.28                 82              0.06
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
11/01/95-06/30/96                        1,071           0.95*              0.89*                79              0.04
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
11/30/94-10/31/95                          892           0.94*              0.23*                72              N/A
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------

Small Cap Value Fund
Institutional Class
06/30/97                       $        34,639           0.90%              1.92%                48%     $       0.06
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
11/01/95-06/30/96                       29,017           0.85*              2.12*                35              0.04
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
10/31/95                                35,093           0.85               2.25                 50              0.04
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
10/31/94                                31,236           0.85               2.23                 48
-----------------------------  -----------------  ----------------  -----------------  ----------------
10/31/93                                46,523           0.85               2.05                 42
-----------------------------  -----------------  ----------------  -----------------  ----------------
10/31/92                                18,261           0.85               2.16                 27
-----------------------------  -----------------  ----------------  -----------------  ----------------
10/01/91-10/31/91                        5,060           1.09*              3.06*                 0
-----------------------------  -----------------  ----------------  -----------------  ----------------

Administrative Class
06/30/97                                 5,916           1.16               1.68                 48              0.06
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------
11/01/95-06/30/96                        4,433           1.10*              1.86*                35              0.04
-----------------------------  -----------------  ----------------  -----------------  ----------------  --------------

*Annualized

                                                                            ----
                                                   See accompanying notes    63
                                                                            ----

Financial Highlights
Institutional and Administrative Classes (Cont.)

Selected Per Share Data
for the Period Ended:

                                                                  Net Realized/                          Dividends in
                                Net Asset Value   Net             Unrealized       Total Income          From Net
                                Beginning         Investment      Gain (Loss) on   From Investments      Investment
                                of period         Income (Loss)   Investment       Operations            Income
International Developed Fund    ---------------   -------------   --------------   ----------------      -------------
Institutional Class
06/30/97                        $         12.54   $    0.10 (a)   $     1.09 (a)   $           1.19      $       0.00
----------------------------    ---------------   -------------   ---------------  ----------------      -------------
11/01/95-06/30/96                         11.74        0.72             0.72                   1.44             (0.07)
----------------------------    ---------------   -------------   ---------------  ----------------      -------------
10/31/95                                  11.86        0.10             0.30                   0.40             (0.09)
----------------------------    ---------------   -------------   ---------------  ----------------      -------------
10/31/94                                  10.69        0.09             1.15                   1.24             (0.03)
----------------------------    ---------------   -------------   ---------------  ----------------      -------------
06/08/93-10/31/93                         10.00        0.05             0.69                   0.74             (0.04)
----------------------------    ---------------   -------------   ---------------  ----------------      -------------

Administrative Class
06/30/97                                  12.51        0.06 (a)         1.09 (a)               1.15              0.00
----------------------------    ---------------   -------------   ---------------  ----------------      -------------
11/01/95-06/30/96                         11.73        0.69 (a)         0.72 (a)               1.41             (0.07)
----------------------------    ---------------   -------------   ---------------  ----------------      -------------
11/30/94-10/31/95                         11.21        0.02             1.01                   1.03             (0.08)
----------------------------    ---------------   -------------   ---------------  ----------------      -------------

Emerging Markets Fund
Institutional Class
06/30/97                        $         12.66   $    0.06 (a)   $     1.30 (a)     $         1.36      $      (0.06)
----------------------------    ---------------   -------------   ---------------  ----------------      -------------
11/01/95-06/30/96                         11.27        0.03             1.40                   1.43             (0.04)
----------------------------    ---------------   -------------   ---------------  ----------------      -------------
10/31/95                                  16.53        0.07            (4.55)                 (4.48)            (0.06)
----------------------------    ---------------   -------------   ---------------  ----------------      -------------
10/31/94                                  12.27       (0.01)            4.45                   4.44              0.00
----------------------------    ---------------   -------------   ---------------  ----------------      -------------
06/01/93-10/31/93                         10.00        0.03             2.52                   2.55             (0.02)
----------------------------    ---------------   -------------   ---------------  ----------------      -------------

Administrative Class
06/30/97                                  12.63        0.00 (a)         1.32 (a)               1.32              0.00
----------------------------    ---------------   -------------   ---------------  ----------------      -------------
11/01/95-06/30/96                         11.24        0.02 (a)         1.40 (a)               1.42             (0.03)
----------------------------    ---------------   -------------   ---------------  ----------------      -------------
10/31/95                                  16.95        0.00            (4.95)                 (4.95)            (0.05)
----------------------------    ---------------   -------------   ---------------  ----------------      -------------

Balanced Fund
Institutional Class
06/30/97                        $         11.64   $    0.89       $     1.21         $         2.10      $      (0.36)
----------------------------    ---------------   -------------   ---------------  ----------------      -------------
11/01/95-06/30/96                         11.89        0.27             0.76                   1.03             (0.27)
----------------------------    ---------------   -------------   ---------------  ----------------      -------------
10/31/95                                  10.35        0.44             1.54                   1.98             (0.44)
----------------------------    ---------------   -------------   ---------------  ----------------      -------------
10/31/94                                  10.84        0.34            (0.34)                  0.00             (0.34)
----------------------------    ---------------   -------------   ---------------  ----------------      -------------
10/31/93                                  10.42        0.35             0.68                   1.03             (0.35)
----------------------------    ---------------   -------------   ---------------  ----------------      -------------
06/25/92-10/31/92                         10.00        0.12             0.52                   0.64             (0.12)
----------------------------    ---------------   -------------   ---------------  ----------------      -------------



                                Dividends in       Distributions       Distributions
                                Excess of Net      From Net            in Excess of
                                Investment         Realized Capital    Net Realized
                                Income             Gains               Capital Gains
International Developed Fund    ---------------    ----------------    --------------
Institutional Class
06/30/97                        $          0.00    $         (0.61)    $        0.00
----------------------------    ---------------    ----------------    -------------
11/01/95-06/30/96                         (0.36)             (0.21)             0.00
----------------------------    ---------------    ----------------    -------------
10/31/95                                   0.00              (0.43)             0.00
----------------------------    ---------------    ----------------    -------------
10/31/94                                   0.00              (0.04)             0.00
----------------------------    ---------------    ----------------    -------------
06/08/93-10/31/93                          0.00              (0.01)             0.00
----------------------------    ---------------    ----------------    -------------

Administrative Class
06/30/97                                   0.00              (0.61)             0.00
----------------------------    ---------------    ----------------    -------------
11/01/95-06/30/96                         (0.35)             (0.21)             0.00
----------------------------    ---------------    ----------------    -------------
11/30/94-10/31/95                          0.00              (0.43)             0.00
----------------------------    ---------------    ----------------    -------------

Emerging Markets Fund
Institutional Class
06/30/97                        $          0.00    $          0.00     $        0.00
----------------------------    ---------------    ----------------    -------------
11/01/95-06/30/96                          0.00               0.00              0.00
----------------------------    ---------------    ----------------    -------------
10/31/95                                   0.00              (0.72)             0.00
----------------------------    ---------------    ----------------    -------------
10/31/94                                   0.00              (0.18)             0.00
----------------------------    ---------------    ----------------    -------------
06/01/93-10/31/93                          0.00              (0.26)             0.00
----------------------------    ---------------    ----------------    -------------

Administrative Class
06/30/97                                   0.00               0.00              0.00
----------------------------    ---------------    ----------------    -------------
11/01/95-06/30/96                          0.00               0.00              0.00
----------------------------    ---------------    ----------------    -------------
10/31/95                                   0.00              (0.71)             0.00
----------------------------    ---------------    ----------------    -------------

Balanced Fund
Institutional Class
06/30/97                        $          0.00    $         (1.96)    $        0.00
----------------------------    ---------------    ----------------    -------------
11/01/95-06/30/96                          0.00              (1.01)             0.00
----------------------------    ---------------    ----------------    -------------
10/31/95                                   0.00               0.00              0.00
----------------------------    ---------------    ----------------    -------------
10/31/94                                   0.00              (0.15)             0.00
----------------------------    ---------------    ----------------    -------------
10/31/93                                   0.00              (0.26)             0.00
----------------------------    ---------------    ----------------    -------------
06/25/92-10/31/92                          0.00              (0.10)             0.00
----------------------------    ---------------    ----------------    -------------

* Annualized
(a) Per share amounts based on average number of shares outstanding during the period.

Financial Highlights
Institutional and Administrative Classes (Cont.)

Selected Per Share Data
for the Period Ended:



                              Distributions  Tax Basis                  Net Asset
                              from           Return of   Total          Value End of
                              Equalization   Capital     Distributions  Period          Total Return
International Developed Fund  -----------    ----------  -------------  ------------    ------------
Institutional Class
06/30/97                      $    0.00      $     0.00  $     (0.61)   $    13.12           10.07%
----------------------------  -----------    ----------  -------------  ------------    ------------
11/01/95-06/30/96                  0.00            0.00        (0.64)        12.54           12.54
----------------------------  -----------    ----------  -------------  ------------    ------------
10/31/95                           0.00            0.00        (0.52)        11.74            3.83
----------------------------  -----------    ----------  -------------  ------------    ------------
10/31/94                           0.00            0.00        (0.07)        11.86           11.68
----------------------------  -----------    ----------  -------------  ------------    ------------
06/08/93-10/31/93                  0.00            0.00        (0.05)        10.69            7.39
----------------------------  -----------    ----------  -------------  ------------    ------------

Administrative Class
06/30/97                           0.00            0.00        (0.61)        13.05            9.77
----------------------------  -----------    ----------  -------------  ------------    ------------
11/01/95-06/30/96                  0.00            0.00        (0.63)        12.51           12.33
----------------------------  -----------    ----------  -------------  ------------    ------------
11/30/94-10/31/95                  0.00            0.00        (0.51)        11.73            9.61
----------------------------  -----------    ----------  -------------  ------------    ------------

Emerging Markets Fund
Institutional Class
06/30/97                          $0.00      $     0.00       $(0.06)       $13.96           10.85%
----------------------------  -----------    ----------  -------------  ------------    ------------
11/01/95-06/30/96                  0.00            0.00        (0.04)        12.66           12.70
----------------------------  -----------    ----------  -------------  ------------    ------------
10/31/95                           0.00            0.00        (0.78)        11.27          (27.70)
----------------------------  -----------    ----------  -------------  ------------    ------------
10/31/94                           0.00            0.00        (0.18)        16.53           36.31
----------------------------  -----------    ----------  -------------  ------------    ------------
06/01/93-10/31/93                  0.00            0.00        (0.28)        12.27           25.55
----------------------------  -----------    ----------  -------------  ------------    ------------

Administrative Class
06/30/97                           0.00            0.00         0.00         13.95           10.45
----------------------------  -----------    ----------  -------------  ------------    ------------
11/01/95-06/30/96                  0.00            0.00        (0.03)        12.63           12.70
----------------------------  -----------    ----------  -------------  ------------    ------------
10/31/95                           0.00            0.00        (0.76)        11.24          (27.96)
----------------------------  -----------    ----------  -------------  ------------    ------------

Balanced Fund
Institutional Class
06/30/97                          $0.00      $     0.00       $(2.32)       $11.42           20.37%
----------------------------  -----------    ----------  -------------  ------------    ------------
11/01/95-06/30/96                  0.00            0.00        (1.28)        11.64            9.07
----------------------------  -----------    ----------  -------------  ------------    ------------
10/31/95                           0.00            0.00        (0.44)        11.89           19.47
----------------------------  -----------    ----------  -------------  ------------    ------------
10/31/94                           0.00            0.00        (0.49)        10.35            0.08
----------------------------  -----------    ----------  -------------  ------------    ------------
10/31/93                           0.00            0.00        (0.61)        10.84           10.06
----------------------------  -----------    ----------  -------------  ------------    ------------
06/25/92-10/31/92                  0.00            0.00        (0.22)        10.42            6.40
----------------------------  -----------    ----------  -------------  ------------    ------------


                                                                  Ratio of Net
                                                 Ratio of         Investment
                                                 Expenses to      Income to
                              Net Assets End     Average Net      Average Net     Portfolio       Average
                              of Period (000s)   Assets           Assets          Turnover Rate   Commission Rate
International Developed Fund  ----------------   --------------   -------------   -------------   ---------------
Institutional Class
06/30/97                      $         94,044            1.13%           0.85%             77%   $         0.03
----------------------------  ----------------   --------------   -------------   -------------   --------------
11/01/95-06/30/96                       70,207            1.10*           0.81*             60              0.02
----------------------------  ----------------   --------------   -------------   -------------   --------------
10/31/95                                63,607            1.10            1.10              63              0.03
----------------------------  ----------------   --------------   -------------   -------------   --------------
10/31/94                                22,569            1.10            1.12              89
----------------------------  ----------------   --------------   -------------   -------------
06/08/93-10/31/93                        8,299            1.10*           0.91*             20
----------------------------  ----------------   --------------   -------------   -------------

Administrative Class
06/30/97                                 2,302            1.38            0.52              77              0.03
----------------------------  ----------------   --------------   -------------   -------------   --------------
11/01/95-06/30/96                        5,624            1.35*           1.04*             60              0.02
----------------------------  ----------------   --------------   -------------   -------------   --------------
11/30/94-10/31/95                          675            1.34*           0.50*             58               N/A
----------------------------  ----------------   --------------   -------------   -------------   --------------

Emerging Markets Fund
Institutional Class
06/30/97                      $         52,703            1.45%           0.45%             74%   $         0.00
----------------------------  ----------------   --------------   -------------   -------------   --------------
11/01/95-06/30/96                       80,545            1.35*           0.84*             74              0.01
----------------------------  ----------------   --------------   -------------   -------------   --------------
10/31/95                                73,539            1.35            0.57             118              0.03
----------------------------  ----------------   --------------   -------------   -------------   --------------
10/31/94                                79,620            1.35           (0.06)             79
----------------------------  ----------------   --------------   -------------   -------------
06/01/93-10/31/93                       14,625            1.34*           0.64*             37
----------------------------  ----------------   --------------   -------------   -------------

Administrative Class
06/30/97                                   117            1.69            0.02              74              0.00
----------------------------  ----------------   --------------   -------------   -------------   --------------
11/01/95-06/30/96                          368            1.61*           0.18*             74              0.01
----------------------------  ----------------   --------------   -------------   -------------   --------------
10/31/95                                   830            1.62            0.02             118               N/A
----------------------------  ----------------   --------------   -------------   -------------   --------------

Balanced Fund
Institutional Class
06/30/97                      $         61,518            0.74%           3.33%            199%   $         0.06
----------------------------  ----------------   --------------   -------------   -------------   --------------
11/01/95-06/30/96                       82,562            0.70*           3.46*            140              0.05
----------------------------  ----------------   --------------   -------------   -------------   --------------
10/31/95                                72,638            0.70            3.73              43              0.04
----------------------------  ----------------   --------------   -------------   -------------   --------------
10/31/94                               130,694            0.70            3.25              47
----------------------------  ----------------   --------------   -------------   -------------
10/31/93                               126,410            0.70            3.10              19
----------------------------  ----------------   --------------   -------------   -------------
06/25/92-10/31/92                       99,198            0.70*           3.36*             39
----------------------------  ----------------   --------------   -------------   -------------  --------------

Statement of Assets and Liabilities
June 30, 1997

Amounts in thousands, except per share amounts

                                                                                        Capital
                                          Equity          Renaissance                   Appreciation                   Mid Cap
                                          Income Fund     Fund           Value Fund     Fund           Growth Fund     Growth Fund
                                          ------------    ------------   ------------   ------------   ------------    ------------
Assets:
Investments, at value                     $   139,521     $   389,953    $   178,501    $   579,336    $ 1,728,249     $   371,796
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Cash and foreign currency                           1             330              1              0          4,720          13,391
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Receivable for investments and
 foreign currency sold                          1,485           2,931          6,776          6,077         58,681               0
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Receivable for Fund shares sold                   430           2,596            255            750            973           3,502
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Interest and dividends receivable                 492             695            462            411            402             214
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
                                              141,929         396,505        185,995        586,574      1,793,025         388,903
========================================  ============    ============   ============   ============   ============    ============

Liabilities:
Payable for investments and foreign
 currency purchased                       $     1,533     $    10,927    $     5,721    $    24,092    $    53,939     $       611
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Written options outstanding                         0               0              0              0          1,996               0
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Payable for Fund shares redeemed                   84             843            254            207         16,984             393
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Dividends payable                                   0               0              0              0              0               0
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Accrued investment advisor's fee                   50             178             64            198            687             133
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Accrued administrator's fee                        29             119             48            112            550              85
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Accrued distribution and/or
 servicing fee                                      5             203             53              9            939              46
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Accrued servicing fee                               4              74             21              5            344              18
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Variation margin payable                            0               0              0              0              0               0
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Other liabilities                                   0              76             30              0            252              48
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
                                                1,705          12,420          6,191         24,623         75,691           1,334
========================================  ============    ============   ============   ============   ============    ============

Net Assets                                $   140,224     $   384,085    $   179,804    $   561,951    $ 1,717,334     $   387,569
========================================  ============    ============   ============   ============   ============    ============

Net Assets Consist of:
Paid in capital                           $    99,898     $   284,654    $   145,228    $   405,396    $ 1,254,333     $   292,286
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Undistributed (overdistributed) net
 investment income                              2,380          28,688          6,824          8,727         37,051             513
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Accumulated undistributed net realized
 gain (loss)                                   13,956           9,258          4,999         23,166        134,859          12,728
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Net unrealized appreciation
 (depreciation)                                23,990          61,485         22,753        124,662        291,091          82,042
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
                                          $   140,224     $   384,085    $   179,804    $   561,951    $ 1,717,334     $   387,569
========================================  ============    ============   ============   ============   ============    ============

Shares Issued and Outstanding
Class A                                           114           1,895          1,057            309          5,449             602
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Class B                                           167           2,097          1,719            143          2,174           1,401
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Class C                                           431          17,711          4,333            621         59,197           2,661
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Institutional Classes                           8,389               0          5,039         25,446              0          14,472
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------

Net Asset Value and Redemption Price*
 Per Share (Net Assets Per Share
 Outstanding)
Class A                                   $     15.39     $     17.73    $     14.80    $     21.16    $     27.03     $     20.24
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Class B                                         15.37           17.77          14.80          21.10          25.59           20.17
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Class C                                         15.37           17.69          14.80          21.10          25.58           20.18
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Institutional Class                             15.41               0          14.81          21.19              0           20.28
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------
Administrative Class                            15.40               0              0          21.16              0           20.24
----------------------------------------  ------------    ------------   ------------   ------------   ------------    ------------

Cost of Investments Owned                     115,531         328,467        155,748        454,675      1,438,379         289,754
========================================  ============    ============   ============   ============   ============    ============
Cost of Foreign Currency Held                       0               0              0              0              0               0
========================================  ============    ============   ============   ============   ============    ============


* With respect to the Retail Classes, the redemption price varies by the length of time the shares are held.


----
 66  See accompanying notes
----


                                                                                        International
                                                          Small Cap      Opportunity    Developed      International
                                          Target Fund     Value Fund     Fund           Fund           Fund
                                          ------------    ------------   ------------   ------------   ------------
Assets:
Investments, at value                     $ 1,205,598     $    78,726    $   868,657    $   101,936    $   188,952
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Cash and foreign currency                         421              56          1,295            210          6,460
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Receivable for investments and
 foreign currency sold                         34,740              91              0            589         11,712
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Receivable for Fund shares sold                   751           1,418          4,753            237            173
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Interest and dividends receivable                 294             154             36            235            822
----------------------------------------  ------------    ------------   ------------   ------------   ------------
                                            1,241,804          80,445        874,741        103,207        208,119
========================================  ============    ============   ============   ============   ============

Liabilities:
Payable for investments and foreign
 currency purchased                       $    43,003     $     1,534    $    23,454    $         0    $     5,987
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Written options outstanding                         0               0          2,572              0              0
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Payable for Fund shares redeemed                9,235               2          4,449          2,801          6,339
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Dividends payable                                   0               0              0              0              0
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Accrued investment advisor's fee                  521              35            425             48             86
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Accrued administrator's fee                       379              18            261             41            102
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Accrued distribution and/or
 servicing fee                                    618              16            366              2            107
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Accrued servicing fee                             237               8            163              2             39
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Variation margin payable                            0               0              0              0              0
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Other liabilities                                 274               0            121              0             50
----------------------------------------  ------------    ------------   ------------   ------------   ------------
                                               54,267           1,613         31,811          2,894         12,710
========================================  ============    ============   ============   ============   ============

Net Assets                                $ 1,187,537     $    78,832    $   842,930    $   100,313    $   195,409
========================================  ============    ============   ============   ============   ============

Net Assets Consist of:
Paid in capital                           $   909,592     $    63,775    $   676,315    $    86,123    $   161,445
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Undistributed (overdistributed) net
 investment income                             72,458           1,920              0          1,129          2,463
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Accumulated undistributed net realized
 gain (loss)                                   68,516           2,525          7,066          2,133          7,360
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Net unrealized appreciation
 (depreciation)                               136,971          10,612        159,549         10,928         24,141
----------------------------------------  ------------    ------------   ------------   ------------   ------------
                                          $ 1,187,537     $    78,832    $   842,930    $   100,313    $   195,409
========================================  ============    ============   ============   ============   ============

Shares Issued and Outstanding
Class A                                         8,960             417          7,274             24          1,283
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Class B                                         4,185             705              0             86            640
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Class C                                        60,086           1,314         22,987            193         12,436
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Institutional Classes                               0           2,570              0          7,347              0
----------------------------------------  ------------    ------------   ------------   ------------   ------------

Net Asset Value and Redemption Price*
 Per Share (Net Assets Per Share
 Outstanding)
Class A                                   $     16.82     $     15.75    $     29.35    $     13.08    $     14.26
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Class B                                         16.14           15.71              0          13.06          13.56
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Class C                                         16.13           15.71          27.38          13.06          13.55
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Institutional Class                                 0           15.78              0          13.12              0
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Administrative Class                                0           15.76              0          13.05              0
----------------------------------------  ------------    ------------   ------------   ------------   ------------

Cost of Investments Owned                   1,068,627          68,114        707,475         90,981        164,794
========================================  ============    ============   ============   ============   ============
Cost of Foreign Currency Held                       0               0              0              0            696
========================================  ============    ============   ============   ============   ============


                                          Emerging        Innovation     Precious       Balanced       Tax Exempt
                                          Markets Fund    Fund           Metals Fund    Fund           Fund
Assets:
Investments, at value                     $    53,112     $   266,900    $    36,866    $    72,121    $    47,711
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Cash and foreign currency                         159             539              0             29            112
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Receivable for investments and
 foreign currency sold                          2,765           2,973            182          3,847          1,048
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Receivable for Fund shares sold                    10           2,151            362            138              1
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Interest and dividends receivable                 288              69            169            263            915
----------------------------------------  ------------    ------------   ------------   ------------   ------------
                                               56,334         272,632         37,579         76,398         49,787
========================================  ============    ============   ============   ============   ============

Liabilities:
Payable for investments and foreign
 currency purchased                       $       707     $       382    $     3,993    $    12,400    $         0
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Written options outstanding                         0               0              0              0              0
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Payable for Fund shares redeemed                  390           1,261            134             22            127
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Dividends payable                                   0               0              0              0             68
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Accrued investment advisor's fee                   38             139             19             23             12
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Accrued administrator's fee                        22              86             14             13             16
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Accrued distribution and/or
 servicing fee                                      1             127             19              1             26
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Accrued servicing fee                               1              54              8              0             10
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Variation margin payable                            0               0              0             10              0
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Other liabilities                                   0               7             15              0             19
----------------------------------------  ------------    ------------   ------------   ------------   ------------
                                                1,159           2,056          4,202         12,469            278
========================================  ============    ============   ============   ============   ============

Net Assets                                $    55,175     $   270,576    $    33,377    $    63,929    $    49,509
========================================  ============    ============   ============   ============   ============

Net Assets Consist of:
Paid in capital                           $    57,673     $   221,921    $    41,506    $    52,384    $    46,860
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Undistributed (overdistributed) net
 investment income                                (69)              0            (17)         2,860            189
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Accumulated undistributed net realized
 gain (loss)                                  (10,347)          1,862         (1,012)         1,139           (536)
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Net unrealized appreciation
 (depreciation)                                 7,918          46,793         (7,100)         7,546          2,996
----------------------------------------  ------------    ------------   ------------   ------------   ------------
                                          $    55,175     $   270,576    $    33,377    $    63,929    $    49,509
========================================  ============    ============   ============   ============   ============

Shares Issued and Outstanding
Class A                                            15           3,226            455             32            460
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Class B                                            22           3,011            505             99            212
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Class C                                           132           9,529          2,980             81          3,464
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Institutional Classes                           3,784               0              0          5,387              0
----------------------------------------  ------------    ------------   ------------   ------------   ------------

Net Asset Value and Redemption Price*
 Per Share (Net Assets Per Share
 Outstanding)
Class A                                   $     13.94     $     17.43    $      8.83    $     11.40    $     11.97
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Class B                                         13.89           17.10           8.42          11.39          11.97
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Class C                                         13.89           17.09           8.43          11.39          11.97
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Institutional Class                             13.96               0              0          11.42              0
----------------------------------------  ------------    ------------   ------------   ------------   ------------
Administrative Class                            13.95               0              0              0              0
----------------------------------------  ------------    ------------   ------------   ------------   ------------

Cost of Investments Owned                      45,194         220,107         43,968         64,592         44,715
========================================  ============    ============   ============   ============   ============
Cost of Foreign Currency Held                     159               0              0              0              0
========================================  ============    ============   ============   ============   ============

                                                                            ----
                                                     See accompanying notes  67
                                                                            ----

Statement of Operations
For the periods ended June 30, 1997


$ in thousands                                                        Equity                Renaissance
                                                                      Income Fund           Fund                  Value Fund
                                                                      ----------------      ----------------      ----------------

Investment Income:
Dividends, net of foreign taxes                                       $       4,473         $      4,327          $      2,697
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Interest                                                                        168                  973                   175
-----------------------------------------------------------------     ----------------      ----------------      ----------------
   Total income                                                               4,641                5,300                 2,872
=================================================================     ================      ================      ================


Expenses:
Investment advisory fees                                                        555                1,567                   464
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Administration fees                                                             312                  606                   319
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Distribution fees - Class B                                                       4                  152                    76
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Distribution fees - Class C                                                      10                1,498                   184
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Servicing fees - Class A                                                          1                   54                    15
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Servicing fees - Class B                                                          1                   53                    25
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Servicing fees - Class C                                                          3                  526                    61
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Distribution and/or servicing fees - Administrative Class                        17                    0                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Trustees' fees                                                                    8                   10                     6
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Reorganization costs                                                             20                   20                    20
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Custodian and transfer agent fees                                                 0                  124                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Registration fees                                                                 0                   15                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Miscellaneous                                                                     0                   11                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
   Total expenses                                                               931                4,636                 1,170
-----------------------------------------------------------------     ----------------      ----------------      ----------------

Net Investment Income (Loss)                                                  3,710                  664                 1,702
=================================================================     ================      ================      ================

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments                                             20,609               42,917                13,315
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net realized gain (loss) on futures contracts and written options                 0                    0                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net realized loss on foreign currency transactions                                0                    0                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net change in unrealized appreciation (depreciation)
   on investments                                                             6,318               33,883                19,593
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net change in unrealized appreciation (depreciation)
   on futures contracts and written options                                       0                    0                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net change in unrealized appreciation (depreciation)
   on translation of assets and liabilities denominated
   in foreign currencies                                                          0                    0                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------

   Net Gain (Loss)                                                           26,927               76,800                32,908
-----------------------------------------------------------------     ----------------      ----------------      ----------------

Net Increase (Decrease) in Assets Resulting from  Operations          $      30,637         $     77,464          $     34,610
=================================================================     ================      ================      ================


                                                                      Capital
$ in thousands                                                        Appreciation                                Mid Cap
                                                                      Fund                  Growth Fund           Growth Fund
                                                                      ----------------      ----------------      ----------------

Investment Income:
Dividends, net of foreign taxes                                       $       6,017         $       10,052        $       2,806
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Interest                                                                      1,470                  5,800                  576
-----------------------------------------------------------------     ----------------      ----------------      ----------------
   Total income                                                               7,487                 15,852                3,382
=================================================================     ================      ================      ================


Expenses:
Investment advisory fees                                                      1,953                  7,129                1,220
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Administration fees                                                           1,093                  2,993                  730
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Distribution fees - Class B                                                       4                    264                   78
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Distribution fees - Class C                                                      21                  8,330                  148
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Servicing fees - Class A                                                          6                    291                   12
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Servicing fees - Class B                                                          1                     88                   26
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Servicing fees - Class C                                                          7                  2,777                   49
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Distribution and/or servicing fees - Administrative Class                         3                      0                    4
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Trustees' fees                                                                   30                     54                   18
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Reorganization costs                                                             20                      0                   20
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Custodian and transfer agent fees                                                 0                    594                    0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Registration fees                                                                 0                     69                    0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Miscellaneous                                                                     0                    122                    0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
   Total expenses                                                             3,138                 22,711                2,305
-----------------------------------------------------------------     ----------------      ----------------      ----------------

Net Investment Income (Loss)                                                  4,349                 (6,859)               1,077
=================================================================     ================      ================      ================

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments                                             45,370                209,267               30,855
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net realized gain (loss) on futures contracts and written options                 0                      0                    0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net realized loss on foreign currency transactions                                0                      0                    0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net change in unrealized appreciation (depreciation)
   on investments                                                            74,013                 37,469               50,902
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net change in unrealized appreciation (depreciation)
   on futures contracts and written options                                       0                  1,221                    0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net change in unrealized appreciation (depreciation)
   on translation of assets and liabilities denominated
   in foreign currencies                                                          0                      0                    0
-----------------------------------------------------------------     ----------------      ----------------      ----------------

   Net Gain (Loss)                                                          119,383                247,957               81,757
-----------------------------------------------------------------     ----------------      ----------------      ----------------

Net Increase (Decrease) in Assets Resulting from  Operations          $     123,732         $      241,098        $      82,834
=================================================================     ================      ================      ================


$ in thousands                                                                              Small Cap             Opportunity
                                                                      Target Fund           Value Fund            Fund
                                                                      ----------------      ----------------      ----------------

Investment Income:
Dividends, net of foreign taxes                                       $        3,656        $        1,055        $          478
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Interest                                                                       4,174                   145                 5,998
-----------------------------------------------------------------     ----------------      ----------------      ----------------
   Total income                                                                7,830                 1,200                 6,476
=================================================================     ================      ================      ================


Expenses:
Investment advisory fees                                                       5,472                   249                 4,223
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Administration fees                                                            2,077                   114                 1,425
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Distribution fees - Class B                                                      338                    13                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Distribution fees - Class C                                                    5,429                    30                 3,713
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Servicing fees - Class A                                                         288                     3                   320
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Servicing fees - Class B                                                         113                     4                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Servicing fees - Class C                                                       1,810                    10                 1,238
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Distribution and/or servicing fees - Administrative Class                          0                    12                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Trustees' fees                                                                    42                     3                    24
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Reorganization costs                                                               3                    20                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Custodian and transfer agent fees                                                668                     0                   304
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Registration fees                                                                 65                     0                    22
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Miscellaneous                                                                     96                     0                    64
-----------------------------------------------------------------     ----------------      ----------------      ----------------
   Total expenses                                                             16,401                   458                11,333
-----------------------------------------------------------------     ----------------      ----------------      ----------------

Net Investment Income (Loss)                                                  (8,571)                  742                (4,857)
=================================================================     ================      ================      ================

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments                                             188,697                 5,616                 7,066
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net realized gain (loss) on futures contracts and written options                  0                     0                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net realized loss on foreign currency transactions                                 0                     0                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net change in unrealized appreciation (depreciation)
   on investments                                                            (60,110)                6,732               (89,042)
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net change in unrealized appreciation (depreciation)
   on futures contracts and written options                                        0                     0                (1,634)
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net change in unrealized appreciation (depreciation)
   on translation of assets and liabilities denominated
   in foreign currencies                                                           0                     0                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------

   Net Gain (Loss)                                                           128,587                12,348               (83,610)
-----------------------------------------------------------------     ----------------      ----------------      ----------------

Net Increase (Decrease) in Assets Resulting from Operations           $      120,016        $       13,090        $      (88,467)
=================================================================     ================      ================      ================


                                                                      International
$ in thousands                                                        Developed             International         Emerging
                                                                      Fund                  Fund                  Markets Fund
                                                                      ----------------      ----------------      ----------------

Investment Income:
Dividends, net of foreign taxes                                       $        1,508        $        3,029        $        1,132
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Interest                                                                         231                   151                    62
-----------------------------------------------------------------     ----------------      ----------------      ----------------
   Total income                                                                1,739                 3,180                 1,194
=================================================================     ================      ================      ================


Expenses:
Investment advisory fees                                                         526                 1,097                   568
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Administration fees                                                              437                   567                   313
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Distribution fees - Class B                                                        2                    40                     1
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Distribution fees - Class C                                                        4                 1,016                     4
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Servicing fees - Class A                                                           0                    34                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Servicing fees - Class B                                                           1                    13                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Servicing fees - Class C                                                           1                   339                     1
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Distribution and/or servicing fees - Administrative Class                         13                     0                     1
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Trustees' fees                                                                     6                     2                     4
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Reorganization costs                                                              20                     0                    20
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Custodian and transfer agent fees                                                  0                   290                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Registration fees                                                                  0                    13                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Miscellaneous                                                                      0                    13                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
   Total expenses                                                              1,010                 3,424                   912
-----------------------------------------------------------------     ----------------      ----------------      ----------------

Net Investment Income (Loss)                                                     729                  (244)                  282
=================================================================     ================      ================      ================

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments                                               5,106                14,966                 3,171
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net realized gain (loss) on futures contracts and written options               (358)                 (128)                    0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net realized loss on foreign currency transactions                              (940)               (3,155)                 (131)
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net change in unrealized appreciation (depreciation)
   on investments                                                              4,863                11,788                 1,574
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net change in unrealized appreciation (depreciation)
   on futures contracts and written options                                       21                     0                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net change in unrealized appreciation (depreciation)
   on translation of assets and liabilities denominated
   in foreign currencies                                                        (120)                  (17)                   11
-----------------------------------------------------------------     ----------------      ----------------      ----------------

   Net Gain (Loss)                                                             8,572                23,454                 4,625
-----------------------------------------------------------------     ----------------      ----------------      ----------------

Net Increase (Decrease) in Assets Resulting from Operations           $        9,301        $       23,210        $        4,907
=================================================================     ================      ================      ================


$ in thousands                                                        Innovation            Precious              Balanced
                                                                      Fund                  Metals Fund           Fund
                                                                      ----------------      ----------------      ----------------

Investment Income:
Dividends, net of foreign taxes                                       $          305        $          407        $          786
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Interest                                                                         826                   177                 1,972
-----------------------------------------------------------------     ----------------      ----------------      ----------------
   Total income                                                                1,131                   584                 2,758
=================================================================     ================      ================      ================


Expenses:
Investment advisory fees                                                       1,296                   227                   307
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Administration fees                                                              458                    85                   170
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Distribution fees - Class B                                                      249                    16                     2
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Distribution fees - Class C                                                      862                   191                     1
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Servicing fees - Class A                                                         100                    14                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Servicing fees - Class B                                                          83                     5                     1
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Servicing fees - Class C                                                         287                    65                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Distribution and/or servicing fees - Administrative Class                          0                     0                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Trustees' fees                                                                     4                     0                     5
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Reorganization costs                                                              11                     0                    20
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Custodian and transfer agent fees                                                129                    55                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Registration fees                                                                 21                    12                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Miscellaneous                                                                     28                     7                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
   Total expenses                                                              3,528                   677                   506
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net Investment Income (Loss)                                                  (2,397)                  (93)                2,252
=================================================================     ================      ================      ================

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments                                               3,357                    99                12,264
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net realized gain (loss) on futures contracts and
   written options                                                                 0                     0                   399
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net realized loss on foreign currency transactions                                 0                   (12)                    0
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net change in unrealized appreciation (depreciation)
   on investments                                                              2,593               (11,123)               (2,880)
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net change in unrealized appreciation (depreciation)
   on futures contracts and written options                                        0                     0                  (185)
-----------------------------------------------------------------     ----------------      ----------------      ----------------
Net change in unrealized appreciation (depreciation)
   on translation of assets and liabilities denominated
   in foreign currencies                                                           0                     1                     0
-----------------------------------------------------------------     ----------------      ----------------      ----------------

   Net Gain (Loss)                                                             5,950               (11,035)                9,598
-----------------------------------------------------------------     ----------------      ----------------      ----------------

Net Increase (Decrease) in Assets Resulting from
   Operations                                                         $        3,553        $      (11,128)       $       11,850
=================================================================     ================      ================      ================


$ in thousands                                                        Tax Exempt
                                                                      Fund
                                                                      ----------------

Investment Income:
Dividends, net of foreign taxes                                       $            0
-----------------------------------------------------------------     ----------------
Interest                                                                       2,264
-----------------------------------------------------------------     ----------------
   Total income                                                                2,264
=================================================================     ================


Expenses:
Investment advisory fees                                                         166
-----------------------------------------------------------------     ----------------
Administration fees                                                               89
-----------------------------------------------------------------     ----------------
Distribution fees - Class B                                                       14
-----------------------------------------------------------------     ----------------
Distribution fees - Class C                                                      247
-----------------------------------------------------------------     ----------------
Servicing fees - Class A                                                          10
-----------------------------------------------------------------     ----------------
Servicing fees - Class B                                                           5
-----------------------------------------------------------------     ----------------
Servicing fees - Class C                                                          82
-----------------------------------------------------------------     ----------------
Distribution and/or servicing fees - Administrative Class                          0
-----------------------------------------------------------------     ----------------
Trustees' fees                                                                     1
-----------------------------------------------------------------     ----------------
Reorganization costs                                                              30
-----------------------------------------------------------------     ----------------
Custodian and transfer agent fees                                                 27
-----------------------------------------------------------------     ----------------
Registration fees                                                                  9
-----------------------------------------------------------------     ----------------
Miscellaneous                                                                      0
-----------------------------------------------------------------     ----------------
   Total expenses                                                                680
-----------------------------------------------------------------     ----------------
Net Investment Income (Loss)                                                   1,584
=================================================================     ================

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments                                                 528
-----------------------------------------------------------------     ----------------
Net realized gain (loss) on futures contracts and
   written options                                                                 0
-----------------------------------------------------------------     ----------------
Net realized loss on foreign currency transactions                                 0
-----------------------------------------------------------------     ----------------
Net change in unrealized appreciation (depreciation)
   on investments                                                                (23)
-----------------------------------------------------------------     ----------------
Net change in unrealized appreciation (depreciation)
   on futures contracts and written options                                        0
-----------------------------------------------------------------     ----------------
Net change in unrealized appreciation (depreciation)
   on translation of assets and liabilities denominated
   in foreign currencies                                                           0
-----------------------------------------------------------------     ----------------

   Net Gain (Loss)                                                               505
-----------------------------------------------------------------     ----------------

Net Increase (Decrease) in Assets Resulting from
   Operations                                                         $        2,089
=================================================================     ================


                                                    See accompanying notes    69

Statement of Changes in Net Assets


$ in thousands                                      Equity Income Fund                       Renaissance Fund
                                                    ------------------------------------     -------------------------------------
                                                                                 Eight                   Nine
Increase (Decrease) in Net Assets from:                Year Ended         Months Ended           Months Ended           Year Ended
                                                    June 30, 1997        June 30, 1996          June 30, 1997   September 30, 1996
Operations
Net investment income (loss)                        $       3,710        $       3,220       $            664      $         1,973
--------------------------------------------------  ------------------------------------     -------------------------------------
Net realized gain (loss)                                   20,609               11,596                 42,917               37,469
--------------------------------------------------  ------------------------------------     -------------------------------------
Net change in unrealized appreciation (depreciation)        6,318                6,902                 33,883                3,195
--------------------------------------------------  ------------------------------------     -------------------------------------
Net increase (decrease) resulting from operations          30,637               21,718                 77,464               42,637
==================================================  ====================================     =====================================

Net equalization credits (debits)                               0                 (222)                     0                    0
==================================================  ====================================     =====================================

Distributions to Shareholders
From net investment income
   Class A                                                    (15)                   0                  (221)                 (240)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                    (17)                   0                   (82)                  (58)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                    (47)                   0                  (670)               (1,676)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Institutional Classes                                   (4,580)              (3,220)                    0                     0
--------------------------------------------------  ------------------------------------     -------------------------------------
In excess of net investment income
   Class A                                                      0                    0                     0                   (73)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                      0                    0                     0                   (18)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                      0                    0                     0                  (505)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Institutional Classes                                        0                   (7)                    0                     0
--------------------------------------------------  ------------------------------------     -------------------------------------
From net realized capital gains
   Class A                                                      0                    0                (3,107)                 (710)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                      0                    0                (2,821)                 (132)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                      0                    0               (32,865)               (9,562)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Institutional Classes                                  (14,904)              (4,636)                    0                     0
--------------------------------------------------  ------------------------------------     -------------------------------------

Total Distributions                                       (19,563)              (7,863)              (39,766)              (12,974)
==================================================  ====================================     =====================================


Fund Share Transactions
Receipts for shares sold
   Class A                                                  1,691                    0                17,402                 8,421
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                  3,040                    0                21,111                13,373
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                  7,063                    0               112,880                51,279
--------------------------------------------------  ------------------------------------     -------------------------------------
   Institutional Classes                                   16,418               41,175                     0                     0
--------------------------------------------------  ------------------------------------     -------------------------------------
Shares issued in reorganization
   Class A                                                      0                    0                     0                     0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                      0                    0                     0                     0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                      0                    0                     0                     0
--------------------------------------------------  ------------------------------------     -------------------------------------
Issued as reinvestment of distributions
   Class A                                                     13                    0                   200                   909
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                     15                    0                    73                   169
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                     43                    0                   613                10,718
--------------------------------------------------  ------------------------------------     -------------------------------------
   Institutional Classes                                   18,898                7,339                     0                     0
--------------------------------------------------  ------------------------------------     -------------------------------------
Cost of shares redeemed
   Class A                                                    (69)                   0                (7,973)               (3,756)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                   (670)                   0                (3,265)                 (679)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                   (899)                   0               (61,037)              (32,723)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Institutional Classes                                  (39,204)             (57,491)                    0                     0
--------------------------------------------------  ------------------------------------     -------------------------------------
Net increase (decrease) resulting from Fund share
   transactions                                             6,339               (8,977)               80,004                47,711
--------------------------------------------------  ------------------------------------     -------------------------------------

--------------------------------------------------  ------------------------------------     -------------------------------------
Total Increase (Decrease) in Net Assets                    17,413                4,656               117,702                77,374
==================================================  ====================================     =====================================

Net Assets
Beginning of period                                       122,811              118,155               266,383               189,009
--------------------------------------------------  ------------------------------------     -------------------------------------
End of period *                                     $     140,224        $     122,811       $       384,085        $      266,383
--------------------------------------------------  ------------------------------------     -------------------------------------

*Including net undistributed (overdistributed)
    investment income of:                           $       2,380        $       3,782       $        28,688        $       21,658
--------------------------------------------------  ------------------------------------     -------------------------------------



$ in thousands                                       Value Fund
                                                    ------------------------------------
                                                                                 Eight
                                                        Year Ended        Months Ended
Increase (Decrease) in Net Assets from:              June 30, 1997       June 30, 1997
Operations
Net investment income (loss)                        $        1,702       $         355
--------------------------------------------------  ------------------------------------
Net realized gain (loss)                                    13,315               1,115
--------------------------------------------------  ------------------------------------
Net change in unrealized appreciation (depreciation)        19,593               1,082
--------------------------------------------------  ------------------------------------
Net increase (decrease) resulting from operations           34,610               2,552
==================================================  ====================================

Net equalization credits (debits)                                0                  42
==================================================  ====================================

Distributions to Shareholders
From net investment income
   Class A                                                    (105)                  0
--------------------------------------------------  ------------------------------------
   Class B                                                     (99)                  0
--------------------------------------------------  ------------------------------------
   Class C                                                    (247)                  0
--------------------------------------------------  ------------------------------------
   Institutional Classes                                    (1,517)               (355)
--------------------------------------------------  ------------------------------------
In excess of net investment income
   Class A                                                       0                   0
--------------------------------------------------  ------------------------------------
   Class B                                                       0                   0
--------------------------------------------------  ------------------------------------
   Class C                                                       0                   0
--------------------------------------------------  ------------------------------------
   Institutional Classes                                         0                   0
--------------------------------------------------  ------------------------------------
From net realized capital gains
   Class A                                                       0                   0
--------------------------------------------------  ------------------------------------
   Class B                                                       0                   0
--------------------------------------------------  ------------------------------------
   Class C                                                       0                   0
--------------------------------------------------  ------------------------------------
   Institutional Classes                                    (2,344)             (2,045)
--------------------------------------------------  ------------------------------------

Total Distributions                                         (4,312)             (2,400)
==================================================  ====================================


Fund Share Transactions
Receipts for shares sold
   Class A                                                    3,387                  0
--------------------------------------------------  ------------------------------------
   Class B                                                    1,609                  0
--------------------------------------------------  ------------------------------------
   Class C                                                   16,250                  0
--------------------------------------------------  ------------------------------------
   Institutional Classes                                     17,251             36,330
--------------------------------------------------  ------------------------------------
Shares issued in reorganization
   Class A                                                   11,374                  0
--------------------------------------------------  ------------------------------------
   Class B                                                   20,538                  0
--------------------------------------------------  ------------------------------------
   Class C                                                   48,923                  0
--------------------------------------------------  ------------------------------------
Issued as reinvestment of distributions
   Class A                                                       95                  0
--------------------------------------------------  ------------------------------------
   Class B                                                       86                  0
--------------------------------------------------  ------------------------------------
   Class C                                                      225                  0
--------------------------------------------------  ------------------------------------
   Institutional Classes                                      3,854              2,397
--------------------------------------------------  ------------------------------------
Cost of shares redeemed
   Class A                                                   (1,972)                 0
--------------------------------------------------  ------------------------------------
   Class B                                                   (1,562)                 0
--------------------------------------------------  ------------------------------------
   Class C                                                  (12,509)                 0
--------------------------------------------------  ------------------------------------
   Institutional Classes                                    (10,770)              (637)
--------------------------------------------------  ------------------------------------
Net increase (decrease) resulting from Fund share
   transactions                                              96,779             38,090
--------------------------------------------------  ------------------------------------

--------------------------------------------------  ------------------------------------
Total Increase (Decrease) in Net Assets                     127,077             38,284
==================================================  ====================================

Net Assets
Beginning of period                                          52,727             14,443
--------------------------------------------------  ------------------------------------
End of period *                                     $       179,804       $     52,727
--------------------------------------------------  ------------------------------------

*Including net undistributed (overdistributed)
    investment income of:                           $         6,824       $        348
--------------------------------------------------  ------------------------------------


$ in thousands                                      Capital Appreciation Fund                Growth Fund
                                                    ------------------------------------     -------------------------------------
                                                                                 Eight                   Nine
Increase (Decrease) in Net Assets from:                Year Ended         Months Ended           Months Ended           Year Ended
                                                    June 30, 1997        June 30, 1996          June 30, 1997   September 30, 1996
Operations
Net investment income (loss)                        $       4,349        $       2,624       $         (6,859)     $       (6,704)
--------------------------------------------------  ------------------------------------     -------------------------------------
Net realized gain (loss)                                   45,370               31,135                209,267             216,171
--------------------------------------------------  ------------------------------------     -------------------------------------
Net change in unrealized appreciation (depreciation)       74,013                6,136                 38,690               8,598
--------------------------------------------------  ------------------------------------     -------------------------------------
Net increase (decrease) resulting from operations         123,732               39,895                241,098             218,065
==================================================  ====================================     =====================================

Net equalization credits (debits)                               0                  214                      0                   0
==================================================  ====================================     =====================================

Distributions to Shareholders
From net investment income
   Class A                                                      0                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                      0                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                      0                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Institutional Classes                                   (2,210)              (2,624)                     0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
In excess of net investment income
   Class A                                                      0                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                      0                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                      0                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Institutional Classes                                        0                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
From net realized capital gains
   Class A                                                      0                    0                (19,626)            (15,282)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                      0                    0                 (5,682)             (1,264)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                      0                    0               (198,720)           (150,649)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Institutional Classes                                  (44,170)             (15,492)                     0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------

Total Distributions                                       (46,380)             (18,116)              (224,028)           (167,195)
==================================================  ====================================     =====================================


Fund Share Transactions
Receipts for shares sold
   Class A                                                  6,440                    0                139,954              44,645
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                  2,819                    0                 22,425              29,313
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                 13,152                    0                428,074             289,628
--------------------------------------------------  ------------------------------------     -------------------------------------
   Institutional Classes                                  168,885               93,460                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
Shares issued in reorganization
   Class A                                                      0                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                      0                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                      0                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
Issued as reinvestment of distributions
   Class A                                                      0                    0                      0              14,386
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                      0                    0                      3               1,119
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                      0                    0                      4             140,590
--------------------------------------------------  ------------------------------------     -------------------------------------
   Institutional Classes                                   36,688               15,598                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
Cost of shares redeemed
   Class A                                                   (415)                   0               (147,335)            (48,670)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                    (11)                   0                 (5,108)             (2,796)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                 (1,161)                   0               (376,328)           (313,152)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Institutional Classes                                  (90,526)             (18,543)                     0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
Net increase (decrease) resulting from Fund share
   transactions                                           135,871               90,515                 61,689             155,063
--------------------------------------------------  ------------------------------------     -------------------------------------

--------------------------------------------------  ------------------------------------     -------------------------------------
Total Increase (Decrease) in Net Assets                   213,223              112,508                 78,759             205,933
==================================================  ====================================     =====================================

Net Assets
Beginning of period                                       348,728              236,220              1,638,575           1,432,642
--------------------------------------------------  ------------------------------------     -------------------------------------
End of period *                                     $     561,951       $      348,728       $      1,717,334     $     1,638,575
--------------------------------------------------  ------------------------------------     -------------------------------------

*Including net undistributed (overdistributed)
    investment income of:                           $       8,727       $        3,922       $         37,051     $         5,470
--------------------------------------------------  ------------------------------------     -------------------------------------



$ in thousands                                      Mid Cap Growth Fund                      Target Fund
                                                    ------------------------------------     -------------------------------------
                                                                                 Eight                   Nine
Increase (Decrease) in Net Assets from:                Year Ended         Months Ended           Months Ended           Year Ended
                                                    June 30, 1997        June 30, 1996          June 30, 1997   September 30, 1996
Operations
Net investment income (loss)                        $       1,077       $        1,524       $         (8,571)     $      (10,187)
--------------------------------------------------  ------------------------------------     -------------------------------------
Net realized gain (loss)                                   30,855               30,980                188,697             111,518
--------------------------------------------------  ------------------------------------     -------------------------------------
Net change in unrealized appreciation (depreciation)       50,902              (13,220)               (60,110)             51,871
--------------------------------------------------  ------------------------------------     -------------------------------------
Net increase (decrease) resulting from operations          82,834               19,284                120,016             153,202
==================================================  ====================================     =====================================

Net equalization credits (debits)                               0                   59                      0                   0
==================================================  ====================================     =====================================

Distributions to Shareholders
From net investment income
   Class A                                                      0                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                      0                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                      0                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Institutional Classes                                     (606)              (1,524)                     0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
In excess of net investment income
   Class A                                                      0                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                      0                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                      0                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Institutional Classes                                        0                   (2)                     0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
From net realized capital gains
   Class A                                                      0                    0                (19,003)            (87,762)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                      0                    0                 (6,747)                  0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                      0                    0               (120,762)                  0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Institutional Classes                                  (43,786)              (4,266)                     0             (14,626)
--------------------------------------------------  ------------------------------------     -------------------------------------

Total Distributions                                       (44,392)              (5,792)              (146,512)           (102,388)
==================================================  ====================================     =====================================


Fund Share Transactions
Receipts for shares sold
   Class A                                                    673                    0                550,283             372,363
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                  1,840                    0                 27,085              40,171
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                  8,401                    0                293,453             314,741
--------------------------------------------------  ------------------------------------     -------------------------------------
   Institutional Classes                                   72,315               65,762                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
Shares issued in reorganization
   Class A                                                 11,362                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                 22,472                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                 41,588                    0                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
Issued as reinvestment of distributions
   Class A                                                      0                    0                      4              12,468
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                      0                    0                      1               1,097
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                      0                    0                      1              82,368
--------------------------------------------------  ------------------------------------     -------------------------------------
   Institutional Classes                                    43,184               5,575                      0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
Cost of shares redeemed
   Class A                                                  (2,743)                  0               (553,973)           (359,867)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class B                                                  (1,818)                  0                 (8,959)             (1,509)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Class C                                                  (7,250)                  0               (274,688)           (241,645)
--------------------------------------------------  ------------------------------------     -------------------------------------
   Institutional Classes                                   (72,979)            (43,018)                     0                   0
--------------------------------------------------  ------------------------------------     -------------------------------------
Net increase (decrease) resulting from Fund share
   transactions                                            117,045              28,319                 33,207             220,187
--------------------------------------------------  ------------------------------------     -------------------------------------

--------------------------------------------------  ------------------------------------     -------------------------------------
Total Increase (Decrease) in Net Assets                    155,487              41,870                  6,711             271,001
==================================================  ====================================     =====================================

Net Assets
Beginning of period                                        232,082             190,212              1,180,826             909,825
--------------------------------------------------  ------------------------------------     -------------------------------------
End of period *                                     $      387,569     $       232,082       $      1,187,537     $     1,180,826
--------------------------------------------------  ------------------------------------     -------------------------------------
*Including net undistributed (overdistributed)
    investment income of:                           $          513     $         2,129       $         72,458     $             0
--------------------------------------------------  ------------------------------------     -------------------------------------



$ in thousands                                      Small Cap Value Fund
                                                    ------------------------------------
                                                                                 Eight
Increase (Decrease) in Net Assets from:                Year Ended         Months Ended
                                                    June 30, 1997        June 30, 1996

Operations
Net investment income (loss)                        $         742        $          544
--------------------------------------------------  ------------------------------------
Net realized gain (loss)                                    5,616                 3,943
--------------------------------------------------  ------------------------------------
Net change in unrealized appreciation (depreciation)        6,732                 1,415
--------------------------------------------------  ------------------------------------
Net increase (decrease) resulting from operations          13,090                 5,902
==================================================  ====================================

Net equalization credits (debits)                               0                   (26)
==================================================  ====================================

Distributions to Shareholders
From net investment income
   Class A                                                      0                     0
--------------------------------------------------  ------------------------------------
   Class B                                                      0                     0
--------------------------------------------------  ------------------------------------
   Class C                                                      0                     0
--------------------------------------------------  ------------------------------------
   Institutional Classes                                     (343)                 (545)
--------------------------------------------------  ------------------------------------
In excess of net investment income
   Class A                                                      0                     0
--------------------------------------------------  ------------------------------------
   Class B                                                      0                     0
--------------------------------------------------  ------------------------------------
   Class C                                                      0                     0
--------------------------------------------------  ------------------------------------
   Institutional Classes                                        0                    (6)
--------------------------------------------------  ------------------------------------
From net realized capital gains
   Class A                                                      0                     0
--------------------------------------------------  ------------------------------------
   Class B                                                      0                     0
--------------------------------------------------  ------------------------------------
   Class C                                                      0                     0
--------------------------------------------------  ------------------------------------
   Institutional Classes                                   (5,390)               (2,342)
--------------------------------------------------  ------------------------------------

Total Distributions                                        (5,733)               (2,893)
==================================================  ====================================


Fund Share Transactions
Receipts for shares sold
   Class A                                                  6,136                     0
--------------------------------------------------  ------------------------------------
   Class B                                                 10,821                     0
--------------------------------------------------  ------------------------------------
   Class C                                                 19,512                     0
--------------------------------------------------  ------------------------------------
   Institutional Classes                                    6,922                 8,467
--------------------------------------------------  ------------------------------------
Shares issued in reorganization
   Class A                                                      0                     0
--------------------------------------------------  ------------------------------------
   Class B                                                      0                     0
--------------------------------------------------  ------------------------------------
   Class C                                                      0                     0
--------------------------------------------------  ------------------------------------
Issued as reinvestment of distributions
   Class A                                                      0                     0
--------------------------------------------------  ------------------------------------
   Class B                                                      0                     0
--------------------------------------------------  ------------------------------------
   Class C                                                      0                     0
--------------------------------------------------  ------------------------------------
   Institutional Classes                                    5,710                 2,856
--------------------------------------------------  ------------------------------------
Cost of shares redeemed
   Class A                                                    (78)                    0
--------------------------------------------------  ------------------------------------
   Class B                                                   (588)                    0
--------------------------------------------------  ------------------------------------
   Class C                                                   (535)                    0
--------------------------------------------------  ------------------------------------
   Institutional Classes                                   (9,875)              (15,949)
--------------------------------------------------  ------------------------------------
Net increase (decrease) resulting from Fund share
   transactions                                            38,025                (4,626)
--------------------------------------------------  ------------------------------------

--------------------------------------------------  ------------------------------------
Total Increase (Decrease) in Net Assets                    45,382                (1,643)
==================================================  ====================================

Net Assets
Beginning of period                                        33,450                35,093
--------------------------------------------------  ------------------------------------
End of period *                                            78,832               $33,450
--------------------------------------------------  ------------------------------------

*Including net undistributed (overdistributed)
    investment income of:                           $       1,920        $          837
--------------------------------------------------  ------------------------------------


                                                                            ----
                                                     See accompanying notes  71
                                                                            ----


$ in thousands                                            Opportunity Fund                       International Developed Fund
                                                          -----------------------------------    ----------------------------------
                                                                   Nine                                                     Eight
Increase (Decrease) in Net Assets from:                    Months Ended          Year Ended         Year Ended       Months Ended
                                                          June 30, 1997  September 30, 1996      June 30, 1997      June 30, 1996
Operations
Net investment income (loss)                              $      (4,857)      $      (8,362)     $         729      $         399
------------------------------------------------------    -----------------------------------    ----------------------------------
Net realized gain (loss)                                          7,066             127,759              3,808              2,749
------------------------------------------------------    -----------------------------------    ----------------------------------
Net change in unrealized appreciation (depreciation)            (90,676)             25,501              4,764              5,113
------------------------------------------------------    -----------------------------------    ----------------------------------
Net increase (decrease) resulting from operations               (88,467)            144,898              9,301              8,261
======================================================    ===================================    ==================================

Net equalization credits (debits)                                     0                   0                  0                 62
======================================================    ===================================    ==================================

Distributions to Shareholders
From net investment income
   Class A                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                              0                   0                  0               (386)
------------------------------------------------------    -----------------------------------    ----------------------------------
In excess of net investment income
   Class A                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                              0                   0                  0             (1,917)
------------------------------------------------------    -----------------------------------    ----------------------------------
From net realized capital gains
   Class A                                                      (17,083)            (23,619)                 0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                     (109,891)           (145,763)                 0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                              0                   0             (4,444)            (1,140)
------------------------------------------------------    -----------------------------------    ----------------------------------
In excess of net realized capital gains
   Class A                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                              0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------

Total Distributions                                            (126,974)           (169,382)            (4,444)            (3,443)
======================================================    ===================================    ==================================

Fund Share Transactions
Receipts for shares sold
   Class A                                                      225,467              52,255                477                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                            0                   0              1,057                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                      587,295             406,910              2,759                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                              0                   0             45,331             19,439
------------------------------------------------------    -----------------------------------    ----------------------------------
Shares issued in reorganization
   Class A                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
 Issued as reinvestment of distributions
   Class A                                                            0              21,540                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                            0             131,687                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                              0                   0              3,704              2,209
------------------------------------------------------    -----------------------------------    ----------------------------------
Cost of shares redeemed
   Class A                                                     (114,318)            (56,734)              (189)                 0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                            0                   0                (15)                 0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                     (575,183)           (432,085)              (433)                 0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                              0                   0            (33,066)           (14,979)
------------------------------------------------------    -----------------------------------    ----------------------------------
Net increase (decrease) resulting from Fund share
   transactions                                                 123,261             123,573             19,625              6,669
------------------------------------------------------    -----------------------------------    ----------------------------------

Total Increase (Decrease) in Net Assets                         (92,180)             99,089             24,482             11,549
======================================================    ===================================    ==================================

Net Assets
Beginning of period                                             935,110             836,021             75,831             64,282
------------------------------------------------------    -----------------------------------    ----------------------------------
End of period *                                           $     842,930       $     935,110      $     100,313      $      75,831
------------------------------------------------------    -----------------------------------    ----------------------------------

------------------------------------------------------    -----------------------------------    ----------------------------------
*Including net undistributed (overdistributed)
  investment income of:                                   $           0       $           0      $       1,129      $       1,936
------------------------------------------------------    -----------------------------------    ----------------------------------


$ in thousands                                            International Fund
                                                          -----------------------------------
                                                                   Nine
Increase (Decrease) in Net Assets from:                    Months Ended          Year Ended
                                                          June 30, 1997  September 30, 1996
Operations
Net investment income (loss)                              $        (244)      $        (534)
------------------------------------------------------    -----------------------------------
Net realized gain (loss)                                         11,683               9,721
------------------------------------------------------    -----------------------------------
Net change in unrealized appreciation (depreciation)             11,771               4,720
------------------------------------------------------    -----------------------------------
Net increase (decrease) resulting from operations                23,210              13,907
======================================================    ===================================

Net equalization credits (debits)                                     0                   0
======================================================    ===================================

Distributions to Shareholders
From net investment income
   Class A                                                            0                   0
------------------------------------------------------    -----------------------------------
   Class B                                                            0                   0
------------------------------------------------------    -----------------------------------
   Class C                                                            0                   0
------------------------------------------------------    -----------------------------------
   Institutional Classes                                              0                   0
------------------------------------------------------    -----------------------------------
In excess of net investment income
   Class A                                                            0                   0
------------------------------------------------------    -----------------------------------
   Class B                                                            0                   0
------------------------------------------------------    -----------------------------------
   Class C                                                            0                   0
------------------------------------------------------    -----------------------------------
   Institutional Classes                                              0                   0
------------------------------------------------------    -----------------------------------
From net realized capital gains
   Class A                                                         (597)                  0
------------------------------------------------------    -----------------------------------
   Class B                                                         (203)                  0
------------------------------------------------------    -----------------------------------
   Class C                                                       (6,105)                  0
------------------------------------------------------    -----------------------------------
   Institutional Classes                                              0                   0
------------------------------------------------------    -----------------------------------
In excess of net realized capital gains
   Class A                                                            0                   0
------------------------------------------------------    -----------------------------------
   Class B                                                            0                   0
------------------------------------------------------    -----------------------------------
   Class C                                                            0                   0
------------------------------------------------------    -----------------------------------
   Institutional Classes                                              0                   0
------------------------------------------------------    -----------------------------------

Total Distributions                                              (6,905)                  0
======================================================    ===================================

Fund Share Transactions
Receipts for shares sold
   Class A                                                      126,751              83,979
------------------------------------------------------    -----------------------------------
   Class B                                                        2,790               5,925
------------------------------------------------------    -----------------------------------
   Class C                                                       87,308              82,691
------------------------------------------------------    -----------------------------------
   Institutional Classes                                              0                   0
------------------------------------------------------    -----------------------------------
Shares issued in reorganization
   Class A                                                            0                   0
------------------------------------------------------    -----------------------------------
   Class B                                                            0                   0
------------------------------------------------------    -----------------------------------
   Class C                                                            0                   0
------------------------------------------------------    -----------------------------------
 Issued as reinvestment of distributions
   Class A                                                            0                   0
------------------------------------------------------    -----------------------------------
   Class B                                                            0                   0
------------------------------------------------------    -----------------------------------
   Class C                                                            0                   0
------------------------------------------------------    -----------------------------------
   Institutional Classes                                              0                   0
------------------------------------------------------    -----------------------------------
Cost of shares redeemed
   Class A                                                     (130,471)            (83,424)
------------------------------------------------------    -----------------------------------
   Class B                                                         (702)               (673)
------------------------------------------------------    -----------------------------------
   Class C                                                     (136,065)           (106,715)
------------------------------------------------------    -----------------------------------
   Institutional Classes                                              0                   0
------------------------------------------------------    -----------------------------------
Net increase (decrease) resulting from Fund share
   transactions                                                 (50,389)            (18,217)
------------------------------------------------------    -----------------------------------

Total Increase (Decrease) in Net Assets                         (34,084)             (4,310)
======================================================    ===================================

Net Assets
Beginning of period                                             229,493             233,803
------------------------------------------------------    -----------------------------------
End of period *                                           $     195,409       $     229,493
------------------------------------------------------    -----------------------------------

------------------------------------------------------    -----------------------------------
*Including net undistributed (overdistributed)
  investment income of:                                   $       2,463       $        (407)
------------------------------------------------------    -----------------------------------

----
 72  See accompanying notes
----


$ in thousands                                            Emerging Markets Fund                Innovation Fund
                                                          -----------------------------------  ----------------------------------
Increase (Decrease) in Net Assets from:                                               Eight        Nine Months
                                                             Year Ended        Months Ended              Ended         Year Ended
                                                          June 30, 1997       June 30, 1996      June 30, 1997 September 30, 1996
Operations
Net investment income (loss)                              $         282       $         434      $      (2,397)     $      (1,655)
------------------------------------------------------    -----------------------------------    ----------------------------------
Net realized gain (loss)                                          3,040               1,358              3,357              3,337
------------------------------------------------------    -----------------------------------    ----------------------------------
Net change in unrealized appreciation (depreciation)              1,585               7,303              2,593             27,654
------------------------------------------------------    -----------------------------------    ----------------------------------
Net increase (decrease) resulting from operations                 4,907               9,095              3,553             29,336
======================================================    ===================================    ==================================

Net equalization credits (debits)                                     0                  (4)                 0                  0
======================================================    ===================================    ==================================

Distributions to Shareholders
From net investment income
   Class A                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                           (310)               (239)                 0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
In excess of net investment income
   Class A                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                              0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
From net realized capital gains
   Class A                                                            0                   0               (776)            (1,571)
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                            0                   0               (599)                 0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                            0                   0             (2,217)                 0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                              0                   0                  0               (908)
------------------------------------------------------    -----------------------------------    ----------------------------------
In excess of net realized capital gains
   Class A                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                              0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------

Total Distributions                                                (310)               (239)            (3,592)            (2,479)
======================================================    ===================================    ==================================

Fund Share Transactions
Receipts for shares sold
   Class A                                                          214                   0             86,364             49,497
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                          362                   0             28,789             27,246
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                        2,021                   0             97,510            115,417
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                         13,089              32,769                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
Shares issued in reorganization
   Class A                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
 Issued as reinvestment of distributions
   Class A                                                            0                   0                  0                632
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                            0                   0                  0                211
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                            0                   0                  0              1,501
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                            222                 177                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
Cost of shares redeemed
   Class A                                                          (10)                  0            (80,778)           (34,767)
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                          (73)                  0            (11,137)            (3,798)
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                         (277)                  0            (71,730)           (59,900)
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                        (45,883)            (35,254)                 0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
Net increase (decrease) resulting from Fund share
   transactions                                                 (30,335)             (2,308)            49,018             96,039
------------------------------------------------------    -----------------------------------    ----------------------------------

Total Increase (Decrease) in Net Assets                         (25,738)              6,544             48,979            122,896
======================================================    ===================================    ==================================

Net Assets
Beginning of period                                              80,913              74,369            221,597             98,701
------------------------------------------------------    -----------------------------------    ----------------------------------
End of period *                                           $      55,175        $     80,913      $     270,576      $     221,597
------------------------------------------------------    -----------------------------------    ----------------------------------

------------------------------------------------------    -----------------------------------    ----------------------------------
*Including net undistributed (overdistributed)
  investment income of:                                   $         (69)       $        (33)     $           0      $           0
------------------------------------------------------    -----------------------------------    ----------------------------------


$ in thousands                                            Precious Metals Fund                   Balanced Fund
                                                          -----------------------------------    ----------------------------------
                                                            Nine Months                                                     Eight
                                                                  Ended          Year Ended         Year Ended       Months Ended
                                                          June 30, 1997  September 30, 1996      June 30, 1997      June 30, 1997
Operations
Net investment income (loss)                              $         (93)       $       (222)     $       2,252      $       1,802
------------------------------------------------------    -----------------------------------    ----------------------------------
Net realized gain (loss)                                             87                 147             12,663              1,778
------------------------------------------------------    -----------------------------------    ----------------------------------
Net change in unrealized appreciation (depreciation)            (11,122)                272             (3,065)             3,088
------------------------------------------------------    -----------------------------------    ----------------------------------
Net increase (decrease) resulting from operations               (11,128)                197             11,850              6,668
======================================================    ===================================    ==================================

Net equalization credits (debits)                                     0                   0                  0                  0
======================================================    ===================================    ==================================

Distributions to Shareholders
From net investment income
   Class A                                                            0                   0                 (4)                 0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                            0                   0                (10)                 0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                            0                   0                 (8)                 0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                              0                   0             (2,191)            (1,802)
------------------------------------------------------    -----------------------------------    ----------------------------------
In excess of net investment income
   Class A                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                              0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
From net realized capital gains
   Class A                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                            0                   0            (10,060)            (6,227)
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                              0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
In excess of net realized capital gains
   Class A                                                          (98)                  0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                          (36)                  0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                         (575)                  0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                              0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------

Total Distributions                                                (709)                  0            (12,273)            (8,029)
======================================================    ===================================    ==================================

Fund Share Transactions
Receipts for shares sold
   Class A                                                      228,982             145,746                354                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                        4,276               3,194              1,113                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                       93,686             151,402                969                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                              0                   0             10,422              9,459
------------------------------------------------------    -----------------------------------    ----------------------------------
Shares issued in reorganization
   Class A                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                            0                   0                  0                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
 Issued as reinvestment of distributions
   Class A                                                           89                   0                  3                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                           32                   0                  9                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                          529                   0                  7                  0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                              0                   0             12,237              8,025
------------------------------------------------------    -----------------------------------    ----------------------------------
Cost of shares redeemed
   Class A                                                     (230,377)           (147,981)                (4)                 0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class B                                                       (1,186)             (1,010)               (44)                 0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Class C                                                      (96,889)           (155,738)               (91)                 0
------------------------------------------------------    -----------------------------------    ----------------------------------
   Institutional Classes                                              0                   0            (43,185)            (6,199)
------------------------------------------------------    -----------------------------------    ----------------------------------
Net increase (decrease) resulting from Fund share
   transactions                                                    (858)             (4,387)           (18,210)            11,285
------------------------------------------------------    -----------------------------------    ----------------------------------

Total Increase (Decrease) in Net Assets                         (12,695)             (4,190)           (18,633)             9,924
======================================================    ===================================    ==================================

Net Assets
Beginning of period                                              46,072              50,262             82,562             72,638
------------------------------------------------------    -----------------------------------    ----------------------------------
End of period *                                           $      33,377       $      46,072      $      63,929      $      82,562
------------------------------------------------------    -----------------------------------    ----------------------------------

------------------------------------------------------    -----------------------------------    ----------------------------------
*Including net undistributed (overdistributed)
  investment income of:                                   $         (17)      $           0      $       2,860      $           0
------------------------------------------------------    -----------------------------------    ----------------------------------


$ in thousands                                            Tax Exempt Fund
                                                          -----------------------------------
                                                            Nine Months
Increase (Decrease) in Net Assets from:                           Ended          Year Ended
                                                          June 30, 1997  September 30, 1996
Operations
Net investment income (loss)                              $       1,584       $       2,459
------------------------------------------------------    -----------------------------------
Net realized gain (loss)                                            528                  (8)
------------------------------------------------------    -----------------------------------
Net change in unrealized appreciation (depreciation)                (23)                 28
------------------------------------------------------    -----------------------------------
Net increase (decrease) resulting from operations                 2,089               2,479
======================================================    ===================================

Net equalization credits (debits)                                     0                   0
======================================================    ===================================

Distributions to Shareholders
From net investment income
   Class A                                                         (195)               (182)
------------------------------------------------------    -----------------------------------
   Class B                                                          (78)                (55)
------------------------------------------------------    -----------------------------------
   Class C                                                       (1,353)             (1,870)
------------------------------------------------------    -----------------------------------
   Institutional Classes                                              0                   0
------------------------------------------------------    -----------------------------------
In excess of net investment income
   Class A                                                            0                 (14)
------------------------------------------------------    -----------------------------------
   Class B                                                            0                  (4)
------------------------------------------------------    -----------------------------------
   Class C                                                            0                (144)
------------------------------------------------------    -----------------------------------
   Institutional Classes                                              0                   0
------------------------------------------------------    -----------------------------------
From net realized capital gains
   Class A                                                            0                   0
------------------------------------------------------    -----------------------------------
   Class B                                                            0                   0
------------------------------------------------------    -----------------------------------
   Class C                                                            0                   0
------------------------------------------------------    -----------------------------------
   Institutional Classes                                              0                   0
------------------------------------------------------    -----------------------------------
In excess of net realized capital gains
   Class A                                                            0                   0
------------------------------------------------------    -----------------------------------
   Class B                                                            0                   0
------------------------------------------------------    -----------------------------------
   Class C                                                            0                   0
------------------------------------------------------    -----------------------------------
   Institutional Classes                                              0                   0
------------------------------------------------------    -----------------------------------

Total Distributions                                              (1,626)             (2,269)
======================================================    ===================================

Fund Share Transactions
Receipts for shares sold
   Class A                                                        2,047               3,795
------------------------------------------------------    -----------------------------------
   Class B                                                          551               2,150
------------------------------------------------------    -----------------------------------
   Class C                                                        2,193               4,814
------------------------------------------------------    -----------------------------------
   Institutional Classes                                              0                   0
------------------------------------------------------    -----------------------------------
Shares issued in reorganization
   Class A                                                            0                   0
------------------------------------------------------    -----------------------------------
   Class B                                                            0                   0
------------------------------------------------------    -----------------------------------
   Class C                                                            0                   0
------------------------------------------------------    -----------------------------------
Issued as reinvestment of distributions
   Class A                                                           98                 110
------------------------------------------------------    -----------------------------------
   Class B                                                           31                  32
------------------------------------------------------    -----------------------------------
   Class C                                                          766               1,456
------------------------------------------------------    -----------------------------------
   Institutional Classes                                              0                   0
------------------------------------------------------    -----------------------------------
Cost of shares redeemed
   Class A                                                       (2,535)               (757)
------------------------------------------------------    -----------------------------------
   Class B                                                         (312)               (197)
------------------------------------------------------    -----------------------------------
   Class C                                                       (8,997)            (13,622)
------------------------------------------------------    -----------------------------------
   Institutional Classes                                              0                   0
------------------------------------------------------    -----------------------------------
Net increase (decrease) resulting from Fund share
   transactions                                                  (6,158)             (2,219)
------------------------------------------------------    -----------------------------------

Total Increase (Decrease) in Net Assets                          (5,695)             (2,009)
======================================================    ===================================

Net Assets
Beginning of period                                              55,204              57,213
------------------------------------------------------    -----------------------------------
End of period *                                           $      49,509       $      55,204
------------------------------------------------------    -----------------------------------

------------------------------------------------------    -----------------------------------
*Including net undistributed (overdistributed)
    investment income of:                                 $         189       $         231
------------------------------------------------------    -----------------------------------

                                                                           ----
                                                  See accompanying notes    73
                                                                           ----

Notes to Financial Statements
June 30, 1997


1. Organization
PIMCO Funds: Multi-Manager Series (the "Trust"), formerly known as PIMCO Funds:
Equity Advisors Series, was established as a Massachusetts business trust on August 24, 1990. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of twenty two separate investment funds (the "Funds"): the Equity Income Fund; the Renaissance Fund; the Small Cap Value Fund; the Value Fund; the Capital Appreciation Fund; the Mid Cap Growth Fund; the Micro Cap Growth Fund; the Small Cap Growth Fund; the Core Equity Fund; the Mid Cap Equity Fund; the Innovation Fund; the Enhanced Equity Fund; the Emerging Markets Fund; the International Fund; the International Developed Fund; the Target Fund; the Tax Exempt Fund; the Growth Fund; the Opportunity Fund; the Precious Metals Fund; the Structured Emerging Markets Fund; and the Balanced Fund. The Structured Emerging Markets Fund had not commenced operations as of June 30, 1997. As used in the financial statements, "Institutional Classes" refers to the Institutional and Administrative Classes and "Retail Classes" refers to the A, B, and C Classes of the Trust.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Foreign currency amounts are converted to U.S. dollars using foreign exchange quotations received from independent dealers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

     During the year ended June 30, 1997, the Capital Appreciation and Mid Cap Growth Funds incurred one redemption in kind each, resulting in net realized gains of $2,666,079 and $4,329,586, respectively. A redemption in kind occurs when a Fund pays a shareholder with portfolio securities in lieu of cash.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared daily and paid monthly to shareholders of record by the Tax Exempt Fund and declared and paid quarterly to shareholders of record by the Equity Income, Renaissance, Value and Balanced Funds. Dividends from net investment income, if any, are declared and paid at least annually to shareholders of record by the other Funds. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than once each year. Foreign exchange gains or losses on investments and the income generated from such investments, arising from fluctuations of exchange rates of the non-dollar denominated investments relative to the U.S. dollar, are reported to shareholders as income in accordance with the provisions of the Internal Revenue Code.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards. Certain amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital due to differences in accounting and tax requirements. Certain amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting and tax characterizations of dividend distributions.


----
 74
----

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income, non-class specific expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class, except the Tax Exempt Fund which allocates income and non-class specific expenses based on the value of settled shares.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Taxes on Dividends. Dividend income in the statement of operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were as follows: Equity Income Fund - $13,433; Renaissance Fund - $54,317; Value Fund - $18,234; Capital Appreciation Fund - $26,287; Mid Cap Growth Fund - $4,463; Target Fund - $5,506; Small Cap Value Fund - $885; International Developed Fund - $235,194; International Fund - $360,797; Emerging Markets Fund - $153,802; Innovation Fund - $13,128; Precious Metals Fund - $24,054; and Balanced Fund - $3,328.

Equalization. Prior to July 1, 1996, the Equity Income, Value, Capital Appreciation, Mid Cap Growth, Small Cap Value, International Developed, Emerging Markets and Balanced Funds followed the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of distributable investment income on the date of the transaction, was credited or charged to undistributed income. As a result, undistributed investment income per share was unaffected by sales or redemptions of Fund shares. As of July 1, 1996, the Funds discontinued using equalization. This change has no effect on the Funds' net assets, net asset values per share, or their net increases (decreases) in net assets resulting from operations.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts to manage its exposure to the stock and bond markets or change in interest rates and currency values, or for gaining exposure to markets. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The following foreign forward currency contracts were outstanding at June 30, 1997 (amounts in thousands):


                                         Principal
                                            Amount               Unrealized
                                        Covered by  Expiration  Appreciation
Fund                   Type               Contract       Month (Depreciation)
--------------------------------------------------------------------------------
Emerging Markets Fund
                Sell   Brazillian Real
                       Cruzeiro                989        7/97     $      0
                Sell   Israeli Shekel          261        7/97            0
                Sell   Peruvian Inti         1,038        7/97            1
                Sell   Philippines Peso      9,190        7/97            0
                                                                   ------------
                                                                   $      1
                                                                   ============
International Developed Fund
                Buy    Japanese Yen        220,000        7/97          (16)
International Fund
                Buy    Finnish Markka        9,209        7/97            0
                Buy    Portuguese Escudo   299,697        7/97           (6)
                                                                   ------------
                                                                   $     (6)
                                                                   ============
Precious Metals Fund
                Sell   Australian Dollar       111        7/97           (1)


For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency transactions arise from changes in currency exchange rates.


                                                                            ----
                                                                             75
                                                                            ----

June 30, 1997


Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

3. Fees, Expenses, and Related Party Transactions Investment Advisory Fee. PIMCO Advisors L.P. ("PIMCO Advisors") serves as investment advisor to the Trust, pursuant to an Investment Advisory Agreement. PIMCO Advisors receives from the Trust a fee based on an annual percentage of the average daily net assets of each Fund as follows: 0.30% for the Tax Exempt Fund; 0.50% for the Growth Fund; 0.55% for the Target and International Funds; 0.60% for the Renaissance, Small Cap Value, International Developed and Precious Metals Funds; 0.65% for the Opportunity and Innovation Funds; 0.85% for the Emerging Markets Fund; and 0.45% for all other Funds. Each of the Funds also has a sub-advisor which, under the supervision of PIMCO Advisors, directs the investments of the Fund's assets. Other than the sub-advisor of the Precious Metals Fund, all of the sub-advisors are affiliates of PIMCO Advisors. The advisory fees received by PIMCO Advisors are paid in all or in part to each of the sub-advisors in accordance with the portfolio management agreements.

Administration Fee. PIMCO provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class's average daily net assets. The Administration Fee for the Retail Classes is charged at the annual rate of 0.65% for the International Developed, International and Emerging Markets Funds; 0.45% for the Precious Metals Fund; and 0.40% for all other Funds. The Administration Fee for the Institutional Classes is charged at the annual rate of 0.50% for the Emerging Markets and International Developed and 0.25% for all other Funds.

Distribution and Servicing Fees. PIMCO Funds Distribution Company ("PFDCO"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.

     The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFDCO was 0.25% during the current fiscal year.

     Pursuant to the Distribution and Servicing Plans adopted by the Retail Classes of the Trust, the Trust compensates PFDCO for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the Retail Classes. The Trust paid PFDCO distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):



              Distribution Fee(%)         Servicing Fee(%)
--------------------------------------------------------------------------------
Class A
All Funds                     -                       0.25
Class B
All Funds                  0.75                       0.25
Class C
All Funds                  0.75                       0.25


PFDCO also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the year ended June 30, 1997, the Funds were informed that PFDCO received $3,045,377 representing commissions (sales charges) and contingent deferred sales charges related to the Retail Classes.

----
 76
----

Expenses. The Trust is also responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO Advisors, PIMCO, or its subsidiaries or affiliates; (ii) taxes and governmental fees;
(iii) brokerage fees and commissions and other portfolio transaction expenses;
(iv) the cost of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of the Advisor, PIMCO, Portfolio Managers, or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and
(viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. During the reporting period ended June 30, 1997, differences occurred primarily due to reorganization expenses incurred as a result of the reorganization of the former PIMCO Funds: Equity Advisors Series and PIMCO Advisors Funds and the related adoption of a new fee structure, compensation of the Trustees and overdraft expenses. The reorganization expenses are non-recurring.

     In conjunction with the reorganization of the PIMCO Advisors Funds, the Renaissance, Growth, Target, Opportunity, International, Innovation, Precious Metals and Tax Exempt Funds adopted a unified fee structure on January 17, 1997 whereby PIMCO provides services necessary for the operation of the Fund for a single administration fee.

     Each unaffiliated Trustee receives an annual retainer of $45,000, plus $2,000 for each Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $2,000. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities
Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 1997 were as follows ($ in thousands):




                        U.S. Government/Agency           All Other
                      ---------------------------------------------------------
                       Purchases         Sales     Purchases        Sales
                      ---------------------------------------------------------
Equity Income Fund                                $    53,991    $    68,130
Renaissance Fund                                      438,223        399,282
Value Fund                                             92,324         71,400
Capital Appreciation Fund                             468,212        334,686
Growth Fund                                         1,454,009      1,669,290
Mid Cap Growth Fund                                   255,660        213,102
Target Fund                                         1,566,349      1,604,955
Small Cap Value Fund                                   45,651         18,674
Opportunity Fund                                      514,770        489,157
International Developed Fund                           81,697         63,192
International Fund                                    117,017        161,878
Emerging Markets Fund                                  45,590         74,451
Innovation Fund                                       234,851        186,074
Precious Metals Fund                                   18,745         18,604
Balanced Fund          $    77,683    $    77,504      65,440         85,173
Tax Exempt Fund                                        36,019         43,330


                                                                            ----
                                                                             77
                                                                            ----

June 30, 1997


5. Transactions in Written Call and Put Options
Transactions in written call and put options were as follows ($ in thousands):


                            Growth Fund           Target Fund          Opportunity Fund     Innovation Fund       Balanced Fund
-----------------------------------------------------------------------------------------------------------------------------------
                         Premium   Contracts   Premium   Contracts     Premium  Contracts   Premium  Contracts   Premium  Contracts
-----------------------------------------------------------------------------------------------------------------------------------
Balance at 06/30/96                                                                                              $     3         8
Balance at 09/30/96      $   181         842   $     0           0     $ 1,636      5,520   $     0          0
Sales                     26,721      71,277     1,162       5,350       4,703     20,697        55        300        47        70
Closing Buys             (16,194)    (46,870)     (831)     (3,350)     (2,153)    (8,864)      (55)      (300)        0         0
Expirations               (4,393)    (14,304)     (331)     (2,000)     (2,482)    (8,154)        0          0       (50)      (78)
Exercised                 (3,097)     (6,445)        0           0        (766)    (3,509)        0          0         0         0
-----------------------------------------------------------------------------------------------------------------------------------
Balance at 06/30/97      $ 3,218       4,500   $     0           0     $   938      5,690   $     0          0   $     0         0
===================================================================================================================================


6. Institutional Class Summaries
The following amounts relate to items accumulated in the Statement of Assets and Liabilities, the Statement of Operations and the Statement of Changes in Net Assets (amounts in thousands):




                                                          Capital                           International
                          Equity Income              Appreciation       Mid Cap    Small Cap    Developed     Emerging  Balanced
                                   Fund   Value Fund         Fund   Growth Fund   Value Fund         Fund Markets Fund      Fund
----------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding
     Institutional Class          7,860        5,039       25,299        14,370        2,195        7,171        3,776     5,387
     Administrative Class           529            0          147           102          375          176            8         0
                          --------------------------------------------------------------------------------------------------------
                                  8,389        5,039       25,446        14,472        2,570        7,347        3,784     5,387
                          ========================================================================================================
Distributions to Shareholders
   From net investment income
     Institutional Class        $ 4,331      $ 1,517      $ 2,203        $  604      $   302       $    0      $   310   $ 2,191
     Administrative Class           249            0            7             2           41            0            0         0
                          --------------------------------------------------------------------------------------------------------
                                $ 4,580      $ 1,517      $ 2,210       $   606      $   343      $     0     $    310   $ 2,191
                          ========================================================================================================
   From net realized capital
   gains
     Institutional Class        $14,051      $ 2,344      $44,041       $43,528      $ 4,690      $ 4,189     $      0   $10,060
     Administrative Class           853            0          129           258          700          255            0         0
                          --------------------------------------------------------------------------------------------------------
                                $14,904      $ 2,344      $44,170       $43,786      $ 5,390      $ 4,444     $      0   $10,060
                          ========================================================================================================

----
 78
----

7. Change in Portfolio Manager for the Balanced Fund
Effective August 1, 1996, NFJ Investment Group and Cadence Capital Management replaced Parametric Portfolio Associates as managers of the common stock segment of the Balanced Fund. There was no change to the advisory fee. PIMCO continues to manage the fixed income segment of the Balanced Fund.

8. Federal Income Tax Matters
As of June 30, 1997, the Funds listed in the table below have remaining capital loss carryforwards that were realized in prior years (amounts in thousands):

                                       Capital Loss Carryforwards
                          ------------------------------------------------------
                            Realized            Acquired
                              Losses              Losses           Expiration
                          ------------------------------------------------------
Emerging Markets Fund     $   10,105            $      0              6/30/03
Tax Exempt Fund                  536                   0              6/30/03



9. Reorganization
On September 17, 1996, the Board of Trustees approved the reorganization of certain of the funds of PIMCO Advisors Funds ("PAF"), an affiliated management investment company, into the Trust. The reorganization occurred on January 17, 1997. In conjunction with the reorganization, the name of the Trust was changed to "PIMCO Funds: Multi-Manager Series" from "PIMCO Funds: Equity Advisors Series." Certain PAF funds were acquired intact and became new Funds of the Trust. Two Funds of the Trust, the NFJ Diversified Low P/E and the Cadence Mid Cap Growth Funds, were combined with funds acquired from PAF.

     Also, as part of the reorganization, the NFJ Diversified Low P/E Fund and the Blairlogie International Active Fund were renamed Value Fund and International Developed Fund, respectively, to more accurately describe their investment styles.

     Each Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders (amounts in thousands):

                                                                                               Value of
                                                                    Shares Issued         Shares Issued     Total Net Assets
                                                                     by Acquiring          by Acquiring          of Acquired
Acquiring Fund                Acquired Fund             Date                 Fund                  Fund                 Fund
------------------------------------------------------------------------------------------------------------------------------------
PIMCO NFJ Diversified         PIMCO Advisors
Low P/E Fund (renamed         Value Fund
Value Fund)                                         01/17/97                5,988         $      80,835     $         80,835
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Cadence Mid             PIMCO Advisors
Cap Growth Fund (renamed      Discovery Fund
Mid Cap Growth Fund)                                01/17/97                4,103                75,422               75,422
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Total Net Assets
                                                                    Total Net Assets            of Acquiring          Acquired Fund
                                                                        of Acquiring              Fund After             Unrealized
Acquiring Fund                Acquired Fund             Date                    Fund             Acquisition           Appreciation
------------------------------------------------------------------------------------------------------------------------------------
PIMCO NFJ Diversified         PIMCO Advisors
Low P/E Fund (renamed         Value Fund
Value Fund)                                         01/17/97        $         67,334        $        148,169          $       9,962
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Cadence Mid             PIMCO Advisors
Cap Growth Fund (renamed      Discovery Fund
Mid Cap Growth Fund)                                01/17/97                 237,494                 312,916                 11,691
------------------------------------------------------------------------------------------------------------------------------------


On January 17, 1997, the Renaissance, Growth, Target, Opportunity, International, Innovation, Precious Metals and Tax Exempt Funds, portfolios in the PIMCO Advisors Funds, were reorganized as portfolios of the Trust pursuant to an agreement and plan of reorganization approved by each Fund's shareholders. In connection with the reorganization, the year end dates of the Funds were changed from September 30 to June 30.



                                                                          ----
                                                                           79
                                                                          ----

June 30, 1997

10. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares in thousands):

                                                Equity Income Fund                                   Renaissance Fund
                                  --------------------------------------------------  ---------------------------------------------
                                             Year Ended                Eight Months       Nine Months Ended             Year Ended
                                                6/30/97               Ended 6/30/96                 6/30/97                9/30/96
                                    Shares       Amount       Shares         Amount     Shares       Amount    Shares       Amount
--------------------------------  --------------------------------------------------  ---------------------------------------------
Receipts for shares sold
 Institutional Class                 1,004   $   14,387        2,560    $    34,285          0  $         0         0   $        0
--------------------------------  --------------------------------------------------  ---------------------------------------------
 Administrative Class                  142        2,032          524          6,890          0            0         0            0
--------------------------------  --------------------------------------------------  ---------------------------------------------
 Class A                               118        1,691            0              0      1,108       17,402       559        8,421
--------------------------------  --------------------------------------------------  ---------------------------------------------
 Class B                               213        3,040            0              0      1,321       21,111       882       13,373
--------------------------------  --------------------------------------------------  ---------------------------------------------
 Class C                               488        7,063            0              0      7,139      112,880     3,430       51,279
--------------------------------  --------------------------------------------------  ---------------------------------------------
Shares issued in reorganization
 Class A                                 0            0            0              0          0            0         0            0
--------------------------------  --------------------------------------------------  ---------------------------------------------
 Class B                                 0            0            0              0          0            0         0            0
--------------------------------  --------------------------------------------------  ---------------------------------------------
 Class C                                 0            0            0              0          0            0         0            0
--------------------------------  --------------------------------------------------  ---------------------------------------------
Issued as reinvestment
of distributions
 Institutional Class                 1,299       17,796          514          6,952          0            0         0            0
--------------------------------  --------------------------------------------------  ---------------------------------------------
 Administrative Class                   80        1,101           29            387          0            0         0            0
--------------------------------  --------------------------------------------------  ---------------------------------------------
 Class A                                 1           13            0              0         12          200        63          909
--------------------------------  --------------------------------------------------  ---------------------------------------------
 Class B                                 1           15            0              0          5           73        12          169
--------------------------------  --------------------------------------------------  ---------------------------------------------
 Class C                                 3           43            0              0         39          613       752       10,718
--------------------------------  --------------------------------------------------  ---------------------------------------------
Cost of shares redeemed
 Institutional Class                (2,573)     (37,514)      (3,957)       (55,588)         0            0         0            0
--------------------------------  --------------------------------------------------  ---------------------------------------------
 Administrative Class                 (118)      (1,690)        (139)        (1,903)         0            0         0            0
--------------------------------  --------------------------------------------------  ---------------------------------------------
 Class A                                (5)         (69)           0              0       (509)      (7,973)     (254)      (3,756)
--------------------------------  --------------------------------------------------  ---------------------------------------------
 Class B                               (47)        (670)           0              0       (203)      (3,265)      (45)        (679)
--------------------------------  --------------------------------------------------  ---------------------------------------------
 Class C                               (60)        (899)           0              0     (3,802)     (61,037)   (2,213)      32,723
--------------------------------  --------------------------------------------------  ---------------------------------------------
Net increase (decrease)
resulting from Fund
share transactions                     546   $    6,339         (469)   $    (8,977)     5,110  $    80,004     3,186   $  113,157
================================  ==================================================  =============================================

                                                       Value Fund
                                  -----------------------------------------------------
                                                Year Ended        Eight Months Ended
                                                   6/30/97                   6/30/96
                                       Shares       Amount       Shares       Amount
--------------------------------  -----------------------------------------------------
Receipts for shares sold
 Institutional Class                    1,317  $    17,251        2,925  $    36,330
--------------------------------  -----------------------------------------------------
 Administrative Class                       0            0            0            0
--------------------------------  -----------------------------------------------------
 Class A                                  349        3,387            0            0
--------------------------------  -----------------------------------------------------
 Class B                                  303        1,609            0            0
--------------------------------  -----------------------------------------------------
 Class C                                1,607       16,250            0            0
--------------------------------  -----------------------------------------------------
Shares issued in reorganization
 Class A                                  843       11,374            0            0
--------------------------------  -----------------------------------------------------
 Class B                                1,521       20,538            0            0
--------------------------------  -----------------------------------------------------
 Class C                                3,624       48,923            0            0
--------------------------------  -----------------------------------------------------
Issued as reinvestment
of distributions
 Institutional Class                      293        3,854          207        2,397
--------------------------------  -----------------------------------------------------
 Administrative Class                       0            0            0            0
--------------------------------  -----------------------------------------------------
 Class A                                    7           95            0            0
--------------------------------  -----------------------------------------------------
 Class B                                    6           86            0            0
--------------------------------  -----------------------------------------------------
 Class C                                   16          225            0            0
--------------------------------  -----------------------------------------------------
Cost of shares redeemed
 Institutional Class                     (803)     (10,770)         (53)        (637)
--------------------------------  -----------------------------------------------------
 Administrative Class                       0            0            0            0
--------------------------------  -----------------------------------------------------
 Class A                                 (142)      (1,972)           0            0
--------------------------------  -----------------------------------------------------
 Class B                                 (112)      (1,562)           0            0
--------------------------------  -----------------------------------------------------
 Class C                                 (913)     (12,509)           0            0
--------------------------------  -----------------------------------------------------
Net increase (decrease)
resulting from Fund
share transactions                      7,916  $    96,779        3,079  $    38,090
================================  =====================================================

                                               Small Cap Value Fund                                Opportunity Fund
                                  ------------------------------------------------ ------------------------------------------------
                                            Year Ended              Eight Months      Nine Months Ended                Year Ended
                                               6/30/97             Ended 6/30/96                6/30/97                   9/30/96
                                   Shares       Amount       Shares       Amount    Shares       Amount       Shares       Amount
--------------------------------  ------------------------------------------------ ------------------------------------------------
Receipts for shares sold
 Institutional Class                  395   $    5,653          201  $     2,712         0  $         0            0   $        0
--------------------------------  ------------------------------------------------ ------------------------------------------------
 Administrative Class                  90        1,269          437        5,755         0            0            0            0
--------------------------------  ------------------------------------------------ ------------------------------------------------
 Class A                              422        6,136            0            0     7,683      225,467        1,508       52,255
--------------------------------  ------------------------------------------------ ------------------------------------------------
 Class B                              743       10,821            0            0         0            0            0            0
--------------------------------  ------------------------------------------------ ------------------------------------------------
 Class C                            1,351       19,512            0            0    21,251      587,295       12,429      406,910
--------------------------------  ------------------------------------------------ ------------------------------------------------
Shares issued in reorganization
 Class A                                0            0            0            0         0            0            0            0
--------------------------------  ------------------------------------------------ ------------------------------------------------
 Class B                                0            0            0            0         0            0            0            0
--------------------------------  ------------------------------------------------ ------------------------------------------------
 Class C                                0            0            0            0         0            0            0            0
--------------------------------  ------------------------------------------------ ------------------------------------------------
Issued as reinvestment
of distributions
 Institutional Class                  368        4,969          192        2,501         0            0            0            0
--------------------------------  ------------------------------------------------ ------------------------------------------------
 Admininistrative Class                55          741           27          355         0            0            0            0
--------------------------------  ------------------------------------------------ ------------------------------------------------
 Class A                                0            0            0            0         0            0          663       21,540
--------------------------------  ------------------------------------------------ ------------------------------------------------
 Class B                                0            0            0            0         0            0            0            0
--------------------------------  ------------------------------------------------ ------------------------------------------------
 Class C                                0            0            0            0         0            0        4,255      131,687
--------------------------------  ------------------------------------------------ ------------------------------------------------
Cost of shares redeemed
 Institutional Class                 (612)      (8,698)      (1,028)     (13,943)        0            0            0            0
--------------------------------  ------------------------------------------------ ------------------------------------------------
 Administrative Class                 (82)      (1,177)        (152)      (2,006)        0            0            0            0
--------------------------------  ------------------------------------------------ ------------------------------------------------
 Class A                               (5)         (78)           0            0    (4,019)    (114,318)      (1,653)     (56,734)
--------------------------------  ------------------------------------------------ ------------------------------------------------
 Class B                              (38)        (588)           0            0         0            0            0            0
--------------------------------  ------------------------------------------------ ------------------------------------------------
 Class C                              (37)        (535)           0            0   (20,883)    (575,183)      (8,616)    (432,085)
--------------------------------  ------------------------------------------------ ------------------------------------------------
Net increase (decrease)
resulting from Fund
share transactions                  2,650   $   38,025         (323) $    (4,626)    4,032  $   123,261        8,586   $  123,573
================================  ================================================ ================================================



                                                  International Developed Fund
                                  ----------------------------------------------------------
                                                    Year Ended         Eight Months Ended
                                                       6/30/97                    6/30/96
                                           Shares       Amount       Shares        Amount
--------------------------------  ----------------------------------------------------------
Receipts for shares sold
 Institutional Class                        3,568  $    43,648        1,178  $    14,180
--------------------------------  ----------------------------------------------------------
 Administrative Class                         140        1,683          428        5,259
--------------------------------  ----------------------------------------------------------
 Class A                                       39          477            0            0
--------------------------------  ----------------------------------------------------------
 Class B                                       87        1,057            0            0
--------------------------------  ----------------------------------------------------------
 Class C                                      228        2,759            0            0
--------------------------------  ----------------------------------------------------------
Shares issued in reorganization
 Class A                                        0            0            0            0
--------------------------------  ----------------------------------------------------------
 Class B                                        0            0            0            0
--------------------------------  ----------------------------------------------------------
 Class C                                        0            0            0            0
--------------------------------  ----------------------------------------------------------
Issued as reinvestment
of distributions
 Institutional Class                          296        3,449          182        2,171
--------------------------------  ----------------------------------------------------------
 Administrative Class                          22          255            3           38
--------------------------------  ----------------------------------------------------------
 Class A                                        0            0            0            0
--------------------------------  ----------------------------------------------------------
 Class B                                        0            0            0            0
--------------------------------  ----------------------------------------------------------
 Class C                                        0            0            0            0
--------------------------------  ----------------------------------------------------------
Cost of shares redeemed
 Institutional Class                       (2,294)     (27,613)      (1,178)     (14,496)
--------------------------------  ----------------------------------------------------------
 Administrative Class                        (435)      (5,453)         (39)        (483)
--------------------------------  ----------------------------------------------------------
 Class A                                      (15)        (189)           0            0
--------------------------------  ----------------------------------------------------------
 Class B                                       (1)         (15)           0            0
--------------------------------  ----------------------------------------------------------
 Class C                                      (35)        (433)           0            0
--------------------------------  ----------------------------------------------------------
Net increase (decrease)
resulting from Fund
share transactions                          1,600  $    19,625          574  $     6,669
================================  ==========================================================

----
 80
----

                                               Capital Appreciation Fund                               Growth Fund
                                   ------------------------------------------------- ----------------------------------------------
                                              Year Ended        Eight Months Ended             Nine Months              Year Ended
                                                 6/30/97                   6/30/96           Ended 6/30/97                 9/30/96
                                     Shares       Amount       Shares       Amount     Shares       Amount     Shares       Amount
--------------------------------   ------------------------------------------------- ----------------------------------------------
Receipts for shares sold
 Institutional Class                  8,723    $ 165,774        5,442    $  93,460          0    $       0          0    $       0
--------------------------------   ------------------------------------------------- ----------------------------------------------
 Administrative Class                   157        3,111            0            0          0            0          0            0
--------------------------------   ------------------------------------------------- ----------------------------------------------
 Class A                                330        6,440            0            0      5,519      139,954      1,783       44,645
--------------------------------   ------------------------------------------------- ----------------------------------------------
 Class B                                144        2,819            0            0        923       22,424      1,222       29,313
--------------------------------   ------------------------------------------------- ----------------------------------------------
 Class C                                676       13,152            0            0     17,754      428,075     12,080      289,628
--------------------------------   ------------------------------------------------- ----------------------------------------------
Shares issued in reorganization
 Class A                                  0            0            0            0          0            0          0            0
--------------------------------   ------------------------------------------------- ----------------------------------------------
 Class B                                  0            0            0            0          0            0          0            0
--------------------------------   ------------------------------------------------- ----------------------------------------------
 Class C                                  0            0            0            0          0            0          0            0
--------------------------------   ------------------------------------------------- ----------------------------------------------
Issued as reinvestment
of distributions
 Institutional Class                  2,018       36,552          947       15,598          0            0          0            0
--------------------------------   ------------------------------------------------- ----------------------------------------------
 Administrative Class                     8          136            0            0          0            0          0            0
--------------------------------   ------------------------------------------------- ----------------------------------------------
 Class A                                  0            0            0            0          0            0        608       14,386
--------------------------------   ------------------------------------------------- ----------------------------------------------
 Class B                                  0            0            0            0          0            3         49        1,119
--------------------------------   ------------------------------------------------- ----------------------------------------------
 Class C                                  0            0            0            0          0            4      6,164      140,590
--------------------------------   ------------------------------------------------- ----------------------------------------------
Cost of shares redeemed
 Institutional Class                 (4,708)     (90,177)      (1,070)     (18,543)         0            0          0            0
--------------------------------   ------------------------------------------------- ----------------------------------------------
 Administrative Class                   (17)        (349)           0            0          0            0          0            0
--------------------------------   ------------------------------------------------- ----------------------------------------------
 Class A                                (21)        (415)           0            0     (5,755)    (147,335)    (1,944)     (48,670)
--------------------------------   ------------------------------------------------- ----------------------------------------------
 Class B                                 (1)         (11)           0            0       (213)      (5,108)      (116)      (2,796)
--------------------------------   ------------------------------------------------- ----------------------------------------------
 Class C                                (55)      (1,161)           0            0    (15,525)    (376,328)   (13,015)    (313,152)
--------------------------------   ------------------------------------------------- ----------------------------------------------
Net increase (decrease)
resulting from Fund
share transactions                    7,254    $ 135,871        5,319    $  90,515      2,703    $  61,689      6,831    $ 155,063
================================   ================================================= ==============================================


                                                Mid Cap Growth Fund                                   Target Fund
                                 ------------------------------------------------- ------------------------------------------------
                                           Year Ended        Eight Months Ended        Nine Months Ended                Year Ended
                                              6/30/97                   6/30/96                  6/30/97                   9/30/96
                                  Shares       Amount       Shares       Amount      Shares       Amount       Shares       Amount
-------------------------------  ------------------------------------------------- ------------------------------------------------
Receipts for shares sold
 Institutional Class               3,798  $    71,437        3,438  $    65,496           0  $         0            0  $         0
-------------------------------  ------------------------------------------------- ------------------------------------------------
 Administrative Class                 47          878           14          266           0            0            0            0
-------------------------------  ------------------------------------------------- ------------------------------------------------
 Class A                             133          673            0            0      34,398      550,283       23,466      372,363
-------------------------------  ------------------------------------------------- ------------------------------------------------
 Class B                             277        1,840            0            0       1,754       27,085        2,560       40,171
-------------------------------  ------------------------------------------------- ------------------------------------------------
 Class C                             792        8,401            0            0      19,148      293,453       20,255      314,741
-------------------------------  ------------------------------------------------- ------------------------------------------------
Shares issued in reorganization
 Class A                             618       11,363            0            0           0            0            0            0
-------------------------------  ------------------------------------------------- ------------------------------------------------
 Class B                           1,223       22,472            0            0           0            0            0            0
-------------------------------  ------------------------------------------------- ------------------------------------------------
 Class C                           2,262       41,587            0            0           0            0            0            0
-------------------------------  ------------------------------------------------- ------------------------------------------------
Issued as reinvestment
of distributions
 Institutional Class               2,481       42,923          301        5,548           0            0            0            0
-------------------------------  ------------------------------------------------- ------------------------------------------------
 Administrative Class                 15          261            2           27           0            0            0            0
-------------------------------  ------------------------------------------------- ------------------------------------------------
 Class A                               0            0            0            0           0            4          817       12,468
-------------------------------  ------------------------------------------------- ------------------------------------------------
 Class B                               0            0            0            0           0            1           74        1,097
-------------------------------  ------------------------------------------------- ------------------------------------------------
 Class C                               0            0            0            0           0            1        5,536       82,368
-------------------------------  ------------------------------------------------- ------------------------------------------------
Cost of shares redeemed
 Institutional Class              (3,791)     (72,699)      (2,281)     (42,836)          0            0            0            0
-------------------------------  ------------------------------------------------- ------------------------------------------------
 Administrative Class                (15)        (280)         (10)        (182)          0            0            0            0
-------------------------------  ------------------------------------------------- ------------------------------------------------
 Class A                            (149)      (2,743)           0            0     (34,558)    (553,973)     (22,596)    (359,867)
-------------------------------  ------------------------------------------------- ------------------------------------------------
 Class B                             (99)      (1,818)           0            0        (575)      (8,959)         (97)      (1,509)
-------------------------------  ------------------------------------------------- ------------------------------------------------
 Class C                            (392)      (7,250)           0            0     (17,874)    (274,688)     (15,586)    (241,645)
-------------------------------  ------------------------------------------------- ------------------------------------------------
Net increase (decrease)
resulting from Fund
share transactions                 7,200    $ 117,045        1,464    $  28,319       2,293    $  33,207       14,429    $ 220,187
===============================  ================================================= ================================================

                                                  International Fund                               Emerging Markets Fund
                                  --------------------------------------------------- ---------------------------------------------
                                       Nine Months Ended                Year Ended                     Year     Eight Months Ended
                                                 6/30/97                   9/30/96            Ended 6/30/97                6/30/96
                                     Shares       Amount       Shares       Amount      Shares       Amount    Shares       Amount
--------------------------------  --------------------------------------------------- ---------------------------------------------
Receipts for shares sold
 Institutional Class                      0    $       0            0    $       0       1,007    $  12,784     2,675    $  32,382
--------------------------------  --------------------------------------------------- ---------------------------------------------
 Administrative Class                     0            0            0            0          26          305        33          387
--------------------------------  --------------------------------------------------- ---------------------------------------------
 Class A                              9,707      126,752        6,580       83,979          16          214         0            0
--------------------------------  --------------------------------------------------- ---------------------------------------------
 Class B                                224        2,790          484        5,925          28          362         0            0
--------------------------------  --------------------------------------------------- ---------------------------------------------
 Class C                              6,983       87,308        6,776       82,691         153        2,021         0            0
--------------------------------  --------------------------------------------------- ---------------------------------------------
Shares issued in reorganization
 Class A                                  0            0            0            0           0            0         0            0
--------------------------------  --------------------------------------------------- ---------------------------------------------
 Class B                                  0            0            0            0           0            0         0            0
--------------------------------  --------------------------------------------------- ---------------------------------------------
 Class C                                  0            0            0            0           0            0         0            0
--------------------------------  --------------------------------------------------- ---------------------------------------------
Issued as reinvestment
of distributions
 Institutional Class                      0            0            0            0          19          222        14          174
--------------------------------  --------------------------------------------------- ---------------------------------------------
 Administrative Class                     0            0            0            0           0            0         0            3
--------------------------------  --------------------------------------------------- ---------------------------------------------
 Class A                                  0            0            0            0           0            0         0            0
--------------------------------  --------------------------------------------------- ---------------------------------------------
 Class B                                  0            0            0            0           0            0         0            0
--------------------------------  --------------------------------------------------- ---------------------------------------------
 Class C                                  0            0            0            0           0            0         0            0
--------------------------------  --------------------------------------------------- ---------------------------------------------
Cost of shares redeemed
 Institutional Class                      0            0            0            0      (3,613)     (45,330)   (2,853)     (34,303)
--------------------------------  --------------------------------------------------- ---------------------------------------------
 Administrative Class                     0            0            0            0         (46)        (553)      (78)        (951)
--------------------------------  --------------------------------------------------- ---------------------------------------------
 Class A                             (9,963)    (130,472)      (6,514)     (83,424)         (1)         (10)        0            0
--------------------------------  --------------------------------------------------- ---------------------------------------------
 Class B                                (56)        (702)         (55)        (673)         (5)         (73)        0            0
--------------------------------  --------------------------------------------------- ---------------------------------------------
 Class C                            (10,866)    (136,065)      (8,788)    (106,715)        (21)        (277)        0            0
--------------------------------  --------------------------------------------------- ---------------------------------------------
Net increase (decrease)
resulting from Fund
share transactions                   (3,971)   $ (50,389)      (1,517)   $ (18,217)     (2,437)   $ (30,335)     (209)   $  (2,308)
================================  =================================================== =============================================

                                                  Innovation Fund                                 Precious Metals Fund
                                -------------------------------------------------- ------------------------------------------------
                                    Nine Months Ended                Year Ended        Nine Months Ended                Year Ended
                                              6/30/97                   9/30/96                  6/30/97                   9/30/96
                                  Shares       Amount       Shares       Amount      Shares       Amount       Shares       Amount
------------------------------  -------------------------------------------------- ------------------------------------------------
Receipts for shares sold
 Institutional Class                   0  $         0            0   $        0           0  $         0            0   $        0
------------------------------  -------------------------------------------------- ------------------------------------------------
 Administrative Class                  0            0            0            0           0            0            0            0
------------------------------  -------------------------------------------------- ------------------------------------------------
 Class A                           5,118       86,364        3,281       49,497      21,209      228,982       11,051      145,746
------------------------------  -------------------------------------------------- ------------------------------------------------
 Class B                           1,700       28,789        1,776       27,246         423        4,275          249        3,194
------------------------------  -------------------------------------------------- ------------------------------------------------
 Class C                           5,804       97,510        7,695      115,417       8,931       93,686       11,876      151,402
------------------------------  -------------------------------------------------- ------------------------------------------------
Shares issued in reorganization
  Class A                              0            0            0            0           0            0            0            0
------------------------------  -------------------------------------------------- ------------------------------------------------
  Class B                              0            0            0            0           0            0            0            0
------------------------------  -------------------------------------------------- ------------------------------------------------
  Class C                              0            0            0            0           0            0            0            0
------------------------------  -------------------------------------------------- ------------------------------------------------
Issued as reinvestment
of distributions
  Institutional Class                  0            0            0            0           0            0            0            0
------------------------------  -------------------------------------------------- ------------------------------------------------
  Administrative Class                 0            0            0            0           0            0            0            0
------------------------------  -------------------------------------------------- ------------------------------------------------
  Class A                              0            0           43          632           8           89            0            0
------------------------------  -------------------------------------------------- ------------------------------------------------
  Class B                              0            0           14          211           3           32            0            0
------------------------------  -------------------------------------------------- ------------------------------------------------
  Class C                              0            0          103        1,501          49          530            0            0
------------------------------  -------------------------------------------------- ------------------------------------------------
Cost of shares redeemed
  Institutional Class                  0            0            0            0           0            0            0            0
------------------------------  -------------------------------------------------- ------------------------------------------------
  Administrative Class                 0            0            0            0           0            0            0            0
------------------------------  -------------------------------------------------- ------------------------------------------------
  Class A                         (4,792)     (80,778)      (2,340)     (34,767)    (21,276)    (230,377)     (11,158)    (147,981)
------------------------------  -------------------------------------------------- ------------------------------------------------
  Class B                           (672)     (11,137)        (252)      (3,798)       (112)      (1,186)         (79)      (1,010)
------------------------------  -------------------------------------------------- ------------------------------------------------
  Class C                         (4,360)     (71,730)      (4,076)     (59,900)     (9,238)     (96,889)     (12,198)    (155,738)
------------------------------  -------------------------------------------------- ------------------------------------------------
Net increase (decrease)
resulting from Fund
share transactions                 2,798    $  49,018        6,244    $  96,039          (3)   $    (858)        (259)   $  (4,387)
==============================  ================================================== ================================================

                                                                            ----
                                                                             81
                                                                            ----

June 30, 1997

10. Shares of Beneficial Interest  (Cont.)

                                                     Balanced Fund                               Tax Exempt Fund
                                  -----------------------------------------------  ----------------------------------------------
                                            Year Ended      Eight Months Ended       Nine Months Ended              Year Ended
                                               6/30/97                 6/30/96                 6/30/97                 9/30/96
                                    Shares      Amount      Shares      Amount      Shares      Amount      Shares      Amount
--------------------------------  -----------------------------------------------  ----------------------------------------------
Receipts for shares sold
 Institutional Class                   926  $   10,421         821   $   9,459           0    $      0           0    $      0
--------------------------------  -----------------------------------------------  ----------------------------------------------
 Administrative Class                    0           0           0           0           0           0           0           0
--------------------------------  -----------------------------------------------  ----------------------------------------------
 Class A                                32         354           0           0         171       2,047         320       3,795
--------------------------------  -----------------------------------------------  ----------------------------------------------
 Class B                               102       1,113           0           0          46         551         180       2,150
--------------------------------  -----------------------------------------------  ----------------------------------------------
 Class C                                89         969           0           0         184       2,193         404       4,814
--------------------------------  -----------------------------------------------  ----------------------------------------------
Shares issued in reorganization
 Class A                                 0           0           0           0           0           0           0           0
--------------------------------  -----------------------------------------------  ----------------------------------------------
 Class B                                 0           0           0           0           0           0           0           0
--------------------------------  -----------------------------------------------  ----------------------------------------------
 Class C                                 0           0           0           0           0           0           0           0
--------------------------------  -----------------------------------------------  ----------------------------------------------
Issued as reinvestment
of distributions
 Institutional Class                 1,158      12,237         704       8,025           0           0           0           0
--------------------------------  -----------------------------------------------  ----------------------------------------------
 Administrative Class                    0           0           0           0           0           0           0           0
--------------------------------  -----------------------------------------------  ----------------------------------------------
 Class A                                 0           3           0           0           8          98           9         110
--------------------------------  -----------------------------------------------  ----------------------------------------------
 Class B                                 1           9           0           0           3          31           3          32
--------------------------------  -----------------------------------------------  ----------------------------------------------
 Class C                                 1           7           0           0          64         766         122       1,456
--------------------------------  -----------------------------------------------  ----------------------------------------------
Cost of shares redeemed
 Institutional Class                (3,794)    (43,185)       (538)     (6,199)          0           0           0           0
--------------------------------  -----------------------------------------------  ----------------------------------------------
 Administrative Class                    0           0           0           0           0           0           0           0
--------------------------------  -----------------------------------------------  ----------------------------------------------
 Class A                                 0          (4)          0           0        (213)     (2,535)        (63)       (757)
--------------------------------  -----------------------------------------------  ----------------------------------------------
 Class B                                (4)        (44)          0           0         (26)       (312)        (17)       (197)
--------------------------------  -----------------------------------------------  ----------------------------------------------
 Class C                                (8)        (90)          0           0        (756)     (8,997)     (1,141)    (13,622)
--------------------------------  -----------------------------------------------  ----------------------------------------------
Net increase resulting from
Fund share transactions             (1,497) $  (18,210)        987   $  11,285        (519)   $ (6,158)       (183)   $ (2,219)
================================  ===============================================  ==============================================

--
82
--

Report of Independent Accountants


To the Trustees and Shareholders of the
PIMCO Funds: Multi-Manager Series


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Income Fund, Renaissance Fund, Value Fund, Capital Appreciation Fund, Growth Fund, Mid Cap Growth Fund, Target Fund, Small Cap Value Fund, Opportunity Fund, International Developed Fund, International Fund, Emerging Markets Fund, Innovation Fund, Precious Metals Fund, Balanced Fund and Tax Exempt Fund (each a Fund of the PIMCO Funds:
Multi-Manager Series, hereafter referred to as the "Funds") at June 30, 1997, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The statement of changes in net assets for the period ended September 30, 1996 and the financial highlights for each of the periods then ended for the Renaissance Fund, Growth Fund, Target Fund, Opportunity Fund, International Fund, Innovation Fund, Precious Metals Fund and Tax Exempt Fund were audited by other independent accountants whose report dated November 22, 1996 expressed an unqualified opinion on those statements.



Price Waterhouse LLP
Kansas City, Missouri
August 15, 1997

                                                                            ----
                                                                             83
                                                                            ----

Shareholder Vote (unaudited)


Special meetings of shareholders were held on December 20, 1996, and January 8, 1997, to vote on the following resolutions:

1. Election of eight additional Trustees. The following Trustees were recommended for election: E. Philip Cannon, Donald P. Carter, Gary A. Childress, Gary L. Light, Robert A. Prindiville, Joel Segall, W. Bryant Stooks and Gerald M. Thorne. The following Trustees continue to serve the
     Trust: William D. Cvengros, Richard L. Nelson, Lyman W. Porter and Alan Richards.

2. The Cadence Mid Cap Growth Fund will acquire the assets (subject to the liabilities) of the Discovery Fund, a series of PIMCO Advisors Funds ("PAF"). The NFJ Diversified Low P/E Fund will acquire the assets (subject to the liabilities) of the Value Fund, a series of PAF.

3. Approve Addendum to the Portfolio Management Agreement. Reallocate investment advisory fees paid to PIMCO Advisors L.P. ("the Advisor") between the Advisor and each of the portfolio managers.

4. Approve Second Amended and Restated Declaration of Trust. The Declaration states that shareholder voting requirements will be provided for in the provisions of the proposed Bylaws adopted by the Trustees, eliminate the requirement of a shareholder vote with respect to consolidations or mergers of the Trust, allows the Trustees to assign certain preferences and special or relative rights and privileges (including conversion rights, if any) to the classes of the Trust, eliminate the provision of "reasonable and fair" for advisory and distribution contracts entered into with certain interested parties of the Trust and retain the requirement that the contracts remain subject to the requirements of the Investment Company Act of 1940, and clarifies the procedures for determining whether parties are entitled to indemnification by the Trust.

5. Approve the Administrative Class Distribution Plan. Under the terms of the Plan, the Trust will reimburse brokers and other service organizations for costs and expenses incurred in connection with the distribution and marketing of the Administrative Class shares and/or the provision of shareholder services to its customers that invest in the Funds.

Shareholders adopted all resolutions, except for Resolution 5 which was not adopted by the shareholders of the Cadence Capital Appreciation Fund, Cadence Small Cap Growth Fund and the Blairlogie Emerging Markets Fund.

The voting on each resolution is summarized below:


                                                 Resolution 1
==========================================================================================
                                             For            Withheld
------------------------------------------------------------------------------------------
E. Philip Cannon                      57,405,747             129,451
Donald P. Carter                      57,405,747             129,451
Gary A. Childress                     57,405,747             129,451
Gary L. Light                         57,405,747             129,451
Robert A. Prindiville                 57,417,947             117,250
Joel Segall                           57,010,964             524,233
W. Bryant Stooks                      57,405,747             129,451
Gerald M. Thorne                      57,405,747             129,451


                                                             Resolution 2
==========================================================================================
                                                                                    Broker
                                              For      Against      Abstain      Non-Votes
------------------------------------------------------------------------------------------
NFJ Diversified Low P/E Fund           3,563,807           161        5,813            525
Cadence Mid Cap Growth Fund            6,125,657         4,053          570         23,439

------------------------------------------------------------------------------------------


                                                             Resolution 3
==========================================================================================
                                                                                    Broker
                                              For      Against      Abstain      Non-Votes
------------------------------------------------------------------------------------------
NFJ Equity Income Fund                  4,324,360       14,756       15,001              0
NFJ Diversified Low P/E Fund            3,560,691           94        5,813          3,708
NFJ Small Cap Value Fund                1,326,551            0        5,235              0
Cadence Capital Appreciation Fund      14,313,578      908,626      109,950              0
Cadence Mid Cap Growth Fund             6,149,096        4,053          570         23,439
Cadence Micro Cap Growth Fund           3,536,653        9,159       12,186              0
Cadence Small Cap Growth Fund           1,167,224        3,790            0              0
Columbus Circle Investors Core
    Equity Fund                         2,798,640            0        2,673              0
------------------------------------------------------------------------------------------
Columbus Circle Investors Mid Cap
    Equity Fund                           478,678            0          633              0
------------------------------------------------------------------------------------------
Parametric Enhanced Equity Fund         3,839,764            0       15,960              0
------------------------------------------------------------------------------------------
Blairlogie Emerging Markets Fund        4,238,889       23,349       36,439              0
------------------------------------------------------------------------------------------
Blairlogie International Active Fund    4,793,969        4,033        4,715              0
------------------------------------------------------------------------------------------
Balanced Fund (NFJ Addendum)            4,758,053            0       12,693              0
------------------------------------------------------------------------------------------
Balanced Fund (Cadence Addendum)        4,755,416        2,637       12,693              0
------------------------------------------------------------------------------------------


                                                             Resolution 4
==========================================================================================
                                                                                    Broker
                                              For      Against      Abstain      Non-Votes
------------------------------------------------------------------------------------------
NFJ Equity Income Fund                  4,227,369       21,829       15,700         89,218
------------------------------------------------------------------------------------------
NFJ Diversified Low P/E Fund            3,559,510           94        5,813          4,889
------------------------------------------------------------------------------------------
NFJ Small Cap Value Fund                1,326,201            0        5,235            350
------------------------------------------------------------------------------------------
Cadence Capital Appreciation Fund      10,756,595    1,418,188      118,236      3,025,336
------------------------------------------------------------------------------------------
Cadence Mid Cap Growth Fund             6,124,869        4,841          570              0
------------------------------------------------------------------------------------------
Cadence Micro Cap Growth Fund           2,665,179       11,236       12,149        863,922
------------------------------------------------------------------------------------------
Cadence Small Cap Growth Fund           1,167,224        3,790            0              0
------------------------------------------------------------------------------------------
Columbus Circle Investors Core
    Equity Fund                         2,798,640            0        2,672              0
------------------------------------------------------------------------------------------
Columbus Circle Investors Mid Cap
    Equity Fund                           478,678            0          633              0
------------------------------------------------------------------------------------------
Parametric Enhanced Equity Fund         3,839,764            0       15,960              0
------------------------------------------------------------------------------------------
Blairlogie Emerging Markets Fund        3,265,118       26,693       33,658      1,378,527
------------------------------------------------------------------------------------------
Blairlogie International Active Fund    4,398,987        5,859        4,150        393,722
------------------------------------------------------------------------------------------
Balanced Fund                           4,755,416        2,637       12,693              0
------------------------------------------------------------------------------------------


                                                             Resolution 5
==========================================================================================
                                                                                    Broker
                                              For      Against      Abstain      Non-Votes
------------------------------------------------------------------------------------------
NFJ Equity Income Fund                    418,547            0            0         10,270
------------------------------------------------------------------------------------------
NFJ Small Cap Value Fund                  306,741            0            0          1,255
------------------------------------------------------------------------------------------
Cadence Capital Appreciation Fund             886            0            0          4,667
------------------------------------------------------------------------------------------
Cadence Mid Cap Growth Fund                48,900            0            0          8,939
------------------------------------------------------------------------------------------
Cadence Micro Cap Growth Fund              51,948            0            0              0
------------------------------------------------------------------------------------------
Cadence Small Cap Growth Fund                   0            0            0          5,313
------------------------------------------------------------------------------------------
Columbus Circle Investors Core
    Equity Fund                         2,203,401            0            0              0
------------------------------------------------------------------------------------------
Blairlogie Emerging Markets Fund            5,184            0            0         19,689
------------------------------------------------------------------------------------------
Blairlogie International Active Fund      286,674            0            0        183,042

----
 84
----

Federal Income Tax Information (unaudited)


As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust's fiscal year end (June 30, 1997) regarding the status of the dividend received deduction for corporations.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 1997 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Equity Income Fund                                      60.76%

Renaissance Fund                                        14.19%

Value Fund                                              39.30%

Capital Appreciation Fund                               42.81%

Growth Fund                                             45.26%

Mid Cap Growth Fund                                     66.85%

Target Fund                                              3.54%

Small Cap Value Fund                                    40.96%

Balanced Fund                                           13.56%

For the benefit of shareholders of the Tax Exempt Fund, this is to inform you that 99.42% of the dividends paid by the Fund during its fiscal year qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. However, income received by tax-exempt recipients need not be reported as taxable income. In January 1998, you will be advised on IRS form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 1997.

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




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

PIMCO Funds:  Access to the highest standard

PIMCO Funds offer discerning investors unique access to the institutional investment expertise of PIMCO Advisors L.P. Managing over $119 billion in assets ($27 billion in mutual funds), PIMCO Advisors consists of six institutional investment firms, each specializing in a particular investment discipline or style. Together their reputation and performance record has attracted many prestigious institutional clients, including 35 of the 100 largest U.S. corporations.

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Manager             PIMCO Advisors L.P. 800 Newport Center Drive, Suite 100,
                    Newport Beach, CA 92660

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Distributor         PIMCO Funds Distribution Company, 2187 Atlantic Street,
                    Stamford, CT 06902

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Custodian           Investors Fiduciary Trust Company, 127 West 10th Street,
                    Kansas City, MD 64105

--------------------------------------------------------------------------------
Shareholder         Shareholder Services, Inc., P.O. Box 5866, Denver, CO 80217
Servicing Agent and
Transfer Agent

--------------------------------------------------------------------------------
Independent         Price Waterhouse LLP, 1055 Broadway, Kansas City, MO 64105
Accountant

--------------------------------------------------------------------------------
Legal Counsel       Ropes & Gray, One International Place
                    Boston, MA 02110

--------------------------------------------------------------------------------
For Account         For PIMCO Funds account information contact your financial
Information         advisor, or if you receive account statements directly from
                    PIMCO Funds, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm eastern time.

--------------------------------------------------------------------------------
This is a copy of a report by PIMCO Funds to its shareholders. Distribution of this report to persons other than shareholders of the Trust is authorized only when accompanied by the Trust's Prospectus. This report does not offer for sale or solicit orders to buy any securities.


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PIMCO Funds
Distribution Company

2187 Atlantic Street
Stamford, CT 06902